UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07076

Wilshire Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

Wilshire Mutual Funds, Inc.

1299 Ocean Avenue, Suite 600

Santa Monica, CA 90401-1085
(Address of principal executive offices) (Zip code)

Jason A. Schwarz

Wilshire Advisors LLC

1299 Ocean Avenue, Suite 600

Santa Monica, CA 90401-1085
(Name and address of agent for service)

(310) 451-3051

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2025

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

Large Company Growth Portfolio
Investment Class | DTLGX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Large Company Growth Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investment Class	$67	1.30%
*	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$278,251,914
Number of Holdings	351
Portfolio Turnover	49%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)*

Top Sectors	(% of Net Assets)
Information Technology	36.4%
Communication Services	15.2%
Consumer Discretionary	11.1%
Health Care	7.2%
Financials	5.6%
Industrials	5.4%
Mortgage Securities	2.8%
Utilities	2.5%
Consumer Staples	2.0%
Cash & Other	11.8%

Top 10 Issuers	(% of Net Assets)
NVIDIA Corp.	10.7%
Microsoft Corp.	9.0%
Amazon.com, Inc.	6.5%
Meta Platforms, Inc.	5.8%
Broadcom, Inc.	3.6%
Alphabet, Inc.	3.5%
Netflix, Inc.	3.2%
Apple, Inc.	3.2%
Voya VACS Series SC Fund	2.2%
Visa, Inc.	1.9%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Large Company Growth Portfolio	PAGE 1	TSR-SAR-971897103

Large Company Growth Portfolio
Institutional Class | WLCGX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Large Company Growth Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$52	1.00%
*	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$278,251,914
Number of Holdings	351
Portfolio Turnover	49%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)*

Top Sectors	(% of Net Assets)
Information Technology	36.4%
Communication Services	15.2%
Consumer Discretionary	11.1%
Health Care	7.2%
Financials	5.6%
Industrials	5.4%
Mortgage Securities	2.8%
Utilities	2.5%
Consumer Staples	2.0%
Cash & Other	11.8%

Top 10 Issuers	(% of Net Assets)
NVIDIA Corp.	10.7%
Microsoft Corp.	9.0%
Amazon.com, Inc.	6.5%
Meta Platforms, Inc.	5.8%
Broadcom, Inc.	3.6%
Alphabet, Inc.	3.5%
Netflix, Inc.	3.2%
Apple, Inc.	3.2%
Voya VACS Series SC Fund	2.2%
Visa, Inc.	1.9%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Large Company Growth Portfolio	PAGE 1	TSR-SAR-971897509

Large Company Value Portfolio
Investment Class | DTLVX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Large Company Value Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investment Class	$66	1.30%
*	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$165,837,593
Number of Holdings	518
Portfolio Turnover	29%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)*

Top Sectors	(% of Net Assets)
Financials	20.4%
Information Technology	13.3%
Health Care	11.3%
Industrials	10.5%
Consumer Staples	5.5%
Communication Services	5.4%
Energy	5.2%
Consumer Discretionary	5.2%
Materials	4.0%
Cash & Other	19.2%

Top 10 Issuers	(% of Net Assets)
Voya VACS Series SC Fund	2.2%
Microsoft Corp.	1.8%
F5, Inc.	1.6%
Workday, Inc.	1.5%
Bank of America Corp.	1.3%
Amazon.com, Inc.	1.2%
Charles Schwab Corp.	1.2%
JPMorgan Chase & Co.	1.2%
Citigroup, Inc.	1.1%
Alphabet, Inc.	1.1%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Large Company Value Portfolio	PAGE 1	TSR-SAR-971897202

Large Company Value Portfolio
Institutional Class | WLCVX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Large Company Value Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$51	1.00%
*	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$165,837,593
Number of Holdings	518
Portfolio Turnover	29%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)*

Top Sectors	(% of Net Assets)
Financials	20.4%
Information Technology	13.3%
Health Care	11.3%
Industrials	10.5%
Consumer Staples	5.5%
Communication Services	5.4%
Energy	5.2%
Consumer Discretionary	5.2%
Materials	4.0%
Cash & Other	19.2%

Top 10 Issuers	(% of Net Assets)
Voya VACS Series SC Fund	2.2%
Microsoft Corp.	1.8%
F5, Inc.	1.6%
Workday, Inc.	1.5%
Bank of America Corp.	1.3%
Amazon.com, Inc.	1.2%
Charles Schwab Corp.	1.2%
JPMorgan Chase & Co.	1.2%
Citigroup, Inc.	1.1%
Alphabet, Inc.	1.1%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Large Company Value Portfolio	PAGE 1	TSR-SAR-971897608

Small Company Growth Portfolio
Investment Class | DTSGX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Small Company Growth Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investment Class	$66	1.35%
*	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$22,682,336
Number of Holdings	398
Portfolio Turnover	97%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)*

Top Sectors	(% of Net Assets)
Health Care	23.1%
Industrials	21.7%
Information Technology	20.0%
Consumer Discretionary	10.2%
Financials	10.2%
Consumer Staples	4.7%
Energy	3.0%
Communication Services	2.0%
Materials	1.5%
Cash & Other	3.6%

Top 10 Issuers	(% of Net Assets)
Pegasystems, Inc.	1.9%
Federal Signal Corp.	1.8%
Texas Roadhouse, Inc.	1.7%
Excelerate Energy, Inc.	1.2%
Sprouts Farmers Market, Inc.	1.1%
ADMA Biologics, Inc.	1.1%
Casella Waste Systems, Inc.	1.1%
Sterling Infrastructure, Inc.	1.1%
HealthEquity, Inc.	1.1%
Paylocity Holding Corp.	1.0%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Small Company Growth Portfolio	PAGE 1	TSR-SAR-971897301

Small Company Growth Portfolio
Institutional Class | WSMGX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Small Company Growth Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$54	1.10%
*	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$22,682,336
Number of Holdings	398
Portfolio Turnover	97%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)*

Top Sectors	(% of Net Assets)
Health Care	23.1%
Industrials	21.7%
Information Technology	20.0%
Consumer Discretionary	10.2%
Financials	10.2%
Consumer Staples	4.7%
Energy	3.0%
Communication Services	2.0%
Materials	1.5%
Cash & Other	3.6%

Top 10 Issuers	(% of Net Assets)
Pegasystems, Inc.	1.9%
Federal Signal Corp.	1.8%
Texas Roadhouse, Inc.	1.7%
Excelerate Energy, Inc.	1.2%
Sprouts Farmers Market, Inc.	1.1%
ADMA Biologics, Inc.	1.1%
Casella Waste Systems, Inc.	1.1%
Sterling Infrastructure, Inc.	1.1%
HealthEquity, Inc.	1.1%
Paylocity Holding Corp.	1.0%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Small Company Growth Portfolio	PAGE 1	TSR-SAR-971897707

Small Company Value Portfolio
Investment Class | DTSVX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Small Company Value Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investment Class	$66	1.35%
*	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$22,796,852
Number of Holdings	656
Portfolio Turnover	33%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)*

Top Sectors	(% of Net Assets)
Financials	28.7%
Industrials	18.7%
Consumer Discretionary	11.2%
Real Estate	8.1%
Health Care	6.4%
Information Technology	6.4%
Energy	6.3%
Materials	5.4%
Consumer Staples	3.5%
Cash & Other	5.3%

Top 10 Issuers	(% of Net Assets)
Red Rock Resorts, Inc.	1.7%
Ryman Hospitality Properties, Inc.	1.4%
Ducommun, Inc.	1.2%
Bank OZK	1.1%
Triumph Financial, Inc.	1.1%
Mr Cooper Group, Inc.	1.1%
Itron, Inc.	1.0%
Live Oak Bancshares, Inc.	0.9%
Astrana Health, Inc.	0.9%
Hancock Whitney Corp.	0.8%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Small Company Value Portfolio	PAGE 1	TSR-SAR-971897400

Small Company Value Portfolio
Institutional Class | WSMVX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Small Company Value Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$54	1.10%
*	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$22,796,852
Number of Holdings	656
Portfolio Turnover	33%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)*

Top Sectors	(% of Net Assets)
Financials	28.7%
Industrials	18.7%
Consumer Discretionary	11.2%
Real Estate	8.1%
Health Care	6.4%
Information Technology	6.4%
Energy	6.3%
Materials	5.4%
Consumer Staples	3.5%
Cash & Other	5.3%

Top 10 Issuers	(% of Net Assets)
Red Rock Resorts, Inc.	1.7%
Ryman Hospitality Properties, Inc.	1.4%
Ducommun, Inc.	1.2%
Bank OZK	1.1%
Triumph Financial, Inc.	1.1%
Mr Cooper Group, Inc.	1.1%
Itron, Inc.	1.0%
Live Oak Bancshares, Inc.	0.9%
Astrana Health, Inc.	0.9%
Hancock Whitney Corp.	0.8%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Small Company Value Portfolio	PAGE 1	TSR-SAR-971897806

FT Wilshire 5000® Index Fund
Investment Class | WFIVX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the FT Wilshire 5000® Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investment Class	$29	0.56%
*	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$289,623,450
Number of Holdings	2,178
Portfolio Turnover	1%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)*

Top Sectors	(% of Net Assets)
Information Technology	30.6%
Financials	14.0%
Consumer Discretionary	10.3%
Industrials	9.7%
Health Care	9.6%
Communication Services	9.2%
Consumer Staples	5.2%
Energy	3.1%
Real Estate	2.4%
Cash & Other	5.9%

Top 10 Issuers	(% of Net Assets)
NVIDIA Corp.	6.2%
Microsoft Corp.	6.1%
Apple, Inc.	5.1%
Amazon.com, Inc.	3.5%
Alphabet, Inc.	3.2%
Meta Platforms, Inc.	2.7%
Broadcom, Inc.	2.1%
Tesla, Inc.	1.5%
JPMorgan Chase & Co.	1.3%
Eli Lilly & Co.	1.1%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
FT Wilshire 5000® Index Fund	PAGE 1	TSR-SAR-971897855

FT Wilshire 5000® Index Fund
Institutional Class | WINDX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the FT Wilshire 5000® Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$17	0.33%
*	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$289,623,450
Number of Holdings	2,178
Portfolio Turnover	1%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)*

Top Sectors	(% of Net Assets)
Information Technology	30.6%
Financials	14.0%
Consumer Discretionary	10.3%
Industrials	9.7%
Health Care	9.6%
Communication Services	9.2%
Consumer Staples	5.2%
Energy	3.1%
Real Estate	2.4%
Cash & Other	5.9%

Top 10 Issuers	(% of Net Assets)
NVIDIA Corp.	6.2%
Microsoft Corp.	6.1%
Apple, Inc.	5.1%
Amazon.com, Inc.	3.5%
Alphabet, Inc.	3.2%
Meta Platforms, Inc.	2.7%
Broadcom, Inc.	2.1%
Tesla, Inc.	1.5%
JPMorgan Chase & Co.	1.3%
Eli Lilly & Co.	1.1%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
FT Wilshire 5000® Index Fund	PAGE 1	TSR-SAR-971897863

Wilshire International Equity Fund
Investment Class | WLCTX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Wilshire International Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investment Class	$82	1.50%
*	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$227,727,397
Number of Holdings	1,161
Portfolio Turnover	27%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(% of Net Assets)
Financials	18.2%
Industrials	17.3%
Information Technology	10.6%
Consumer Discretionary	8.9%
Health Care	7.2%
Communication Services	5.7%
Materials	5.1%
Consumer Staples	4.5%
Mortgage Securities	3.3%
Cash & Other	19.2%

Top 10 Issuers	(% of Net Assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	2.2%
Voya VACS Series SC Fund	2.0%
Siemens Energy AG	1.5%
MSCI EAFE Total Return Index	1.4%
Rolls-Royce Holdings PLC	1.3%
Sea Ltd.	1.2%
Spotify Technology SA	1.1%
BAE Systems PLC	1.1%
SAP SE	1.0%
Federal National Mortgage Association	1.0%

Top Ten Countries	(% of Net Assets)
United States	13.4%
Japan	11.2%
United Kingdom	9.5%
Germany	7.8%
China	5.2%
France	4.8%
Canada	4.7%
Taiwan	3.8%
Netherlands	2.9%
Cash & Other	36.7%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Wilshire International Equity Fund	PAGE 1	TSR-SAR-971897822

Wilshire International Equity Fund
Institutional Class | WLTTX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Wilshire International Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$69	1.25%
*	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$227,727,397
Number of Holdings	1,161
Portfolio Turnover	27%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(% of Net Assets)
Financials	18.2%
Industrials	17.3%
Information Technology	10.6%
Consumer Discretionary	8.9%
Health Care	7.2%
Communication Services	5.7%
Materials	5.1%
Consumer Staples	4.5%
Mortgage Securities	3.3%
Cash & Other	19.2%

Top 10 Issuers	(% of Net Assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	2.2%
Voya VACS Series SC Fund	2.0%
Siemens Energy AG	1.5%
MSCI EAFE Total Return Index	1.4%
Rolls-Royce Holdings PLC	1.3%
Sea Ltd.	1.2%
Spotify Technology SA	1.1%
BAE Systems PLC	1.1%
SAP SE	1.0%
Federal National Mortgage Association	1.0%

Top Ten Countries	(% of Net Assets)
United States	13.4%
Japan	11.2%
United Kingdom	9.5%
Germany	7.8%
China	5.2%
France	4.8%
Canada	4.7%
Taiwan	3.8%
Netherlands	2.9%
Cash & Other	36.7%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Wilshire International Equity Fund	PAGE 1	TSR-SAR-971897814

Wilshire Income Opportunities Fund
Investment Class | WIORX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Wilshire Income Opportunities Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investment Class	$58	1.15%
*	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$179,384,354
Number of Holdings	1,406
Portfolio Turnover	34%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)*

Top Sectors	(% of Net Assets)
Mortgage Securities	27.2%
Government	16.5%
Asset Backed Securities	9.1%
Financial	7.9%
Consumer, Cyclical	5.6%
Consumer, Non-cyclical	4.9%
Energy	4.5%
Utilities	3.8%
Industrial	3.7%
Cash & Other	16.8%

Top 10 Issuers	(% of Net Assets)
United States Treasury Note/Bond	8.1%
Federal National Mortgage Association	5.5%
Federal Home Loan Mortgage Corp.	3.3%
United States Treasury Bill	3.2%
Voya VACS Series HYB Fund	2.5%
BX Trust	2.5%
Freddie Mac Structured Agency Credit Risk Debt Notes	1.3%
Voya VACS Series EMHCD Fund	1.0%
Progress Residential Trust	1.0%
Indonesia Treasury Bond	1.0%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Wilshire Income Opportunities Fund	PAGE 1	TSR-SAR-971897772

Wilshire Income Opportunities Fund
Institutional Class | WIOPX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Wilshire Income Opportunities Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$46	0.90%
*	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$179,384,354
Number of Holdings	1,406
Portfolio Turnover	34%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)*

Top Sectors	(% of Net Assets)
Mortgage Securities	27.2%
Government	16.5%
Asset Backed Securities	9.1%
Financial	7.9%
Consumer, Cyclical	5.6%
Consumer, Non-cyclical	4.9%
Energy	4.5%
Utilities	3.8%
Industrial	3.7%
Cash & Other	16.8%

Top 10 Issuers	(% of Net Assets)
United States Treasury Note/Bond	8.1%
Federal National Mortgage Association	5.5%
Federal Home Loan Mortgage Corp.	3.3%
United States Treasury Bill	3.2%
Voya VACS Series HYB Fund	2.5%
BX Trust	2.5%
Freddie Mac Structured Agency Credit Risk Debt Notes	1.3%
Voya VACS Series EMHCD Fund	1.0%
Progress Residential Trust	1.0%
Indonesia Treasury Bond	1.0%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Wilshire Income Opportunities Fund	PAGE 1	TSR-SAR-971897764

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments are included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

WILSHIRE MUTUAL FUNDS, INC.
Large Company Growth Portfolio
Large Company Value Portfolio
Small Company Growth Portfolio
Small Company Value Portfolio
FT Wilshire 5000 IndexSM Fund
Wilshire International Equity Fund
Wilshire Income Opportunities Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2025 (Unaudited)
http://advisor.wilshire.com

LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 84.4%
Communication Services - 15.0%
Alphabet, Inc. - Class A	12,267	$2,161,813
Alphabet, Inc. - Class C	43,385	7,696,065
Liberty Media Corp.-Liberty Formula One - Class C(a)	6,575	687,088
Meta Platforms, Inc. - Class A	21,991	16,231,337
Netflix, Inc.(a)	6,687	8,954,762
Nexstar Media Group, Inc.	201	34,763
Pinterest, Inc. - Class A(a)	10,721	384,455
Reddit, Inc. - Class A(a)	1,741	262,142
ROBLOX Corp. - Class A(a)	9,621	1,012,129
Sea Ltd. - ADR(a)	12,415	1,985,655
Spotify Technology SA(a)	1,602	1,229,279
TKO Group Holdings, Inc.	2,891	526,018
Trade Desk, Inc. - Class A(a)	8,746	629,625
		41,795,131
Consumer Discretionary - 11.0%
Amazon.com, Inc.(a)	82,057	18,002,485
Booking Holdings, Inc.	213	1,233,108
Carnival Corp.(a)	18,160	510,659
Carvana Co.(a)	597	201,165
Chipotle Mexican Grill, Inc.(a)	20,034	1,124,909
DoorDash, Inc. - Class A(a)	992	244,538
Duolingo, Inc.(a)	100	41,002
Ferrari NV	1,075	527,546
Grand Canyon Education, Inc.(a)	3,882	733,698
Home Depot, Inc.	3,149	1,154,549
Lululemon Athletica, Inc.(a)	2,163	513,886
MercadoLibre, Inc.(a)	384	1,003,634
On Holding AG - Class A(a)	8,873	461,840
O’Reilly Automotive, Inc.(a)	1,340	120,774
Royal Caribbean Cruises Ltd.	786	246,128
Tesla, Inc.(a)	11,528	3,661,984
Texas Roadhouse, Inc.	1,897	355,517
Tractor Supply Co.	8,252	435,458
		30,572,880
Consumer Staples - 1.9%
Celsius Holdings, Inc.(a)	8,512	394,872
Costco Wholesale Corp.	3,283	3,249,973
Monster Beverage Corp.(a)	21,438	1,342,876
Sprouts Farmers Market, Inc.(a)	2,349	386,739
		5,374,460
Energy - 0.2%
Cameco Corp.	5,294	392,973
Targa Resources Corp.	483	84,081
		477,054
Financials - 4.8%
Blackstone, Inc.	804	120,262
Cboe Global Markets, Inc.	4,241	989,044
Mastercard, Inc. - Class A	1,751	983,957
Moody’s Corp.	1,712	858,722

	Shares	Value
NU Holdings Ltd. - Class A(a)	50,031	$686,425
Popular, Inc.	2,343	258,222
Primerica, Inc.	549	150,245
Progressive Corp.	2,761	736,801
Robinhood Markets, Inc. - Class A(a)	20,065	1,878,686
S&P Global, Inc.	924	487,216
Tradeweb Markets, Inc. - Class A	3,254	476,386
Visa, Inc. - Class A	14,626	5,192,961
XP, Inc. - Class A	28,705	579,841
		13,398,768
Health Care - 6.9%
AbbVie, Inc.	4,266	791,855
Boston Scientific Corp.(a)	6,715	721,258
Cardinal Health, Inc.	3,992	670,656
Dexcom, Inc.(a)	2,965	258,815
Eli Lilly & Co.	3,846	2,998,072
Exact Sciences Corp.(a)	1,096	58,241
Exelixis, Inc.(a)	11,299	498,003
Genmab AS - ADR(a)	9,954	205,650
Glaukos Corp.(a)	1,274	131,591
Halozyme Therapeutics, Inc.(a)	22,392	1,164,832
Insmed, Inc.(a)	5,214	524,737
Inspire Medical Systems, Inc.(a)	1,545	200,495
Insulet Corp.(a)	626	196,677
Intuitive Surgical, Inc.(a)	3,575	1,942,691
McKesson Corp.	924	677,089
Merck & Co., Inc.	4,123	326,377
Mettler-Toledo International, Inc.(a)	397	466,364
Natera, Inc.(a)	7,124	1,203,529
Neurocrine Biosciences, Inc.(a)	4,101	515,455
Penumbra, Inc.(a)	997	255,860
ResMed, Inc.	2,581	665,898
Stryker Corp.	1,999	790,864
UnitedHealth Group, Inc.	1,726	538,460
Veeva Systems, Inc. - Class A(a)	5,961	1,716,649
Vertex Pharmaceuticals, Inc.(a)	1,976	879,715
Waters Corp.(a)	2,181	761,256
		19,161,089
Industrials - 5.4%
Armstrong World Industries, Inc.	2,368	384,658
Axon Enterprise, Inc.(a)	742	614,331
Broadridge Financial Solutions, Inc.	284	69,020
Cintas Corp.	3,391	755,752
Copart, Inc.(a)	14,756	724,077
Delta Air Lines, Inc.	4,365	214,671
EMCOR Group, Inc.	896	479,261
ExlService Holdings, Inc.(a)	278	12,174
General Electric Co.	5,598	1,440,869
GFL Environmental, Inc.	31,973	1,613,358
HEICO Corp.	918	301,104
HEICO Corp. - Class A	7,040	1,821,600
Howmet Aerospace, Inc.	1,882	350,297
Leonardo DRS, Inc.	6,079	282,552

The accompanying notes are an integral part of these financial statements.

1

LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Lyft, Inc. - Class A(a)	29,719	$468,371
Otis Worldwide Corp.	7,577	750,275
Saia, Inc.(a)	997	273,168
Trane Technologies PLC	2,558	1,118,895
Trex Co., Inc.(a)	4,020	218,608
United Airlines Holdings, Inc.(a)	1,575	125,417
United Rentals, Inc.	461	347,317
Verisk Analytics, Inc.	2,960	922,040
Vertiv Holdings Co. - Class A	14,302	1,836,520
		15,124,335
Information Technology - 36.2%(b)
Amphenol Corp. - Class A	6,111	603,461
Apple, Inc.	42,806	8,782,507
Applied Materials, Inc.	6,481	1,186,477
AppLovin Corp. - Class A(a)	13,432	4,702,275
Arista Networks, Inc.(a)	13,479	1,379,036
ASML Holding NV	539	431,949
Astera Labs, Inc.(a)	13,226	1,195,895
Atlassian Corp. - Class A(a)	549	111,496
Broadcom, Inc.	36,200	9,978,530
Cadence Design Systems, Inc.(a)	1,814	558,984
Cloudflare, Inc. - Class A(a)	3,931	769,808
Coherent Corp.(a)	4,095	365,315
Dynatrace, Inc.(a)	3,910	215,871
Fair Isaac Corp.(a)	193	352,796
HubSpot, Inc.(a)	66	36,738
Intuit, Inc.	276	217,386
Itron, Inc.(a)	4,187	551,135
KLA Corp.	242	216,769
Lam Research Corp.	89	8,663
Lattice Semiconductor Corp.(a)	3,795	185,917
Manhattan Associates, Inc.(a)	1,318	260,265
Marvell Technology, Inc.	6,059	468,967
Microsoft Corp.	50,112	24,926,210
Motorola Solutions, Inc.	889	373,789
Nebius Group NV(a)	36,166	2,001,065
Nutanix, Inc. - Class A(a)	3,484	266,317
NVIDIA Corp.	187,972	29,697,696
Palantir Technologies, Inc. - Class A(a)	3,408	464,579
Pegasystems, Inc.	1,338	72,426
QUALCOMM, Inc.	4,588	730,685
Rubrik, Inc. - Class A(a)	3,126	280,058
ServiceNow, Inc.(a)	1,903	1,956,436
Shopify, Inc. - Class A(a)	3,007	346,857
Snowflake, Inc. - Class A(a)	4,361	975,861
Synopsys, Inc.(a)	742	380,409
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	19,839	4,493,335
Texas Instruments, Inc.	5,690	1,181,358
		100,727,321

	Shares	Value
Materials - 0.7%
Anglogold Ashanti PLC	7,949	$362,236
James Hardie Industries PLC - ADR(a)	16,784	451,322
Martin Marietta Materials, Inc.	318	174,569
Sherwin-Williams Co.	2,251	772,903
Southern Copper Corp.	215	21,763
		1,782,793
Utilities - 2.3%
Constellation Energy Corp.	3,813	1,230,684
Talen Energy Corp.(a)	9,055	2,632,922
Vistra Corp.	13,518	2,619,924
		6,483,530
TOTAL COMMON STOCKS (Cost $112,929,468)		234,897,361
	Par
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.8%
Arbor Realty Trust, Inc., Series 2021-FL3, Class C, 6.28% (1 mo. Term SOFR + 1.96%), 08/15/2034, (1.96% Floor) (Callable 07/15/2025)(c)	$275,000	273,613
BBCMS Trust, Series 2021-C10, Class XA, 1.33%, 07/15/2054 (Callable 05/15/2031)(d)(e)	916,918	47,891
Benchmark Mortgage Trust
Series 2020-B19, Class XA, 1.86%, 09/15/2053 (Callable 10/15/2030)(d)(e)	936,762	43,683
Series 2021-B29, Class XA, 1.13%, 09/15/2054 (Callable 08/15/2031)(d)(e)	981,856	37,103
BX Trust
Series 2021-RISE, Class B, 5.68% (1 mo. Term SOFR + 1.36%), 11/15/2036, (1.25% Floor)(c)	84,533	84,427
Series 2021-VOLT, Class C, 5.53% (1 mo. Term SOFR + 1.21%), 09/15/2036, (1.10% Floor)(c)	161,794	161,036
Series 2022-LBA6, Class A, 5.31% (1 mo. Term SOFR + 1.00%), 01/15/2039, (1.00% Floor)(c)	200,000	199,875
Series 2023-XL3, Class A, 6.07% (1 mo. Term SOFR + 1.76%), 12/09/2040, (1.76% Floor)(c)	143,202	143,426
Series 2024-KING, Class C, 6.25% (1 mo. Term SOFR + 1.94%), 05/15/2034, (1.94% Floor)(c)	177,661	177,550

The accompanying notes are an integral part of these financial statements.

2

LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Series 2024-XL4, Class B, 6.10% (1 mo. Term SOFR + 1.79%), 02/15/2039, (1.79% Floor)(c)	94,697	$94,904
Series 2025-GW, Class B, 6.15% (1 mo. Term SOFR + 1.85%), 07/15/2042, (1.85% Floor)(c)	150,000	150,281
Series 2025-ROIC, Class A, 5.46% (1 mo. Term SOFR + 1.14%), 03/15/2030, (1.14% Floor)(c)	150,000	149,062
BX Trust 2024-VLT4, Series 2024-AIRC, Class B, 6.45% (1 mo. Term SOFR + 2.14%), 08/15/2039, (2.14% Floor)(c)	145,608	145,881
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/2048 (Callable 01/10/2026)	200,000	198,803
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2020-C9, Class XA, 1.82%, 09/15/2053 (Callable 06/15/2030)(d)(e)	644,612	27,718
CSTL Commercial Mortgage Trust, Series 2024-GATE, Class A, 4.92%, 11/10/2041(c)(e)	100,000	99,736
DK Trust, Series 2024-SPBX, Class A, 5.81% (1 mo. Term SOFR + 1.50%), 03/15/2034, (1.50% Floor)(c)	150,000	150,047
Federal Home Loan Mortgage Corp.
Series 5410, Class DF, 5.76% (30 day avg SOFR US + 1.45%), 05/25/2054, (1.45% Floor), (6.75% Cap)	513,741	515,646
Series K110, Class X1, 1.76%, 04/25/2030 (Callable 04/25/2030)(d)(e)	374,104	23,591
Series K118, Class X1, 1.04%, 09/25/2030 (Callable 06/25/2030)(d)(e)	984,497	39,900
Series K123, Class X1, 0.86%, 12/25/2030 (Callable 10/25/2030)(d)(e)	1,381,272	46,588
Series K151, Class X1, 0.49%, 04/25/2030 (Callable 02/25/2030)(d)(e)	2,366,347	33,727
Federal National Mortgage Association
Series 2024-100, Class FD, 5.76% (30 day avg SOFR US + 1.45%), 06/25/2054, (1.45% Floor), (6.50% Cap)	859,734	860,701
Series 2024-93, Class FL, 5.76% (30 day avg SOFR US + 1.45%), 12/25/2054, (1.45% Floor), (6.50% Cap)	1,443,675	1,445,298

	Shares	Value
FS Commercial Mortgage Trust, Series 2024-HULA, Class A, 6.12% (1 mo. Term SOFR + 1.81%), 08/15/2039, (1.81% Floor)(c)	150,000	$150,188
Great Wolf Trust, Series 2024-WOLF, Class A, 5.85% (1 mo. Term SOFR + 1.54%), 03/15/2039, (1.54% Floor)(c)	150,000	150,234
Greystone Commercial Real Estate Notes, Series 2021-FL3, Class C, 6.43% (1 mo. Term SOFR + 2.11%), 07/15/2039, (2.00% Floor) (Callable 07/15/2025)(c)	275,000	271,686
GS Mortgage Securities Corp. II, Series 2024-FAIR, Class A, 6.07%, 07/15/2029(c)(e)	225,000	230,375
GS Mortgage-Backed Securities Trust, Series 2024-PJ9, Class A3, 5.00%, 02/25/2055 (Callable 03/25/2048)(c)(e)	81,731	79,605
JP Morgan Chase Commercial Mortgage Securities, Series 2019-ICON, Class A, 3.88%, 01/05/2034(c)	67,844	67,398
JP Morgan Mortgage Trust
Series 2015-3, Class A3, 3.50%, 05/25/2045 (Callable 07/25/2025)(c)(e)	41,165	37,925
Series 2017-2, Class A3, 3.50%, 05/25/2047 (Callable 12/25/2028)(c)(e)	42,321	37,815
Series 2018-5, Class A1, 3.50%, 10/25/2048 (Callable 08/25/2027)(c)(e)	73,293	65,498
Series 2019-1, Class A3, 4.00%, 05/25/2049 (Callable 07/25/2025)(c)(e)	7,882	7,288
Series 2019-INV3, Class A3, 3.50%, 05/25/2050 (Callable 04/25/2035)(c)(e)	58,554	52,004
Series 2020-2, Class A15, 3.50%, 07/25/2050 (Callable 05/25/2035)(c)(e)	58,182	51,219
Series 2021-INV7, Class A3A, 2.50%, 02/25/2052 (Callable 09/25/2045)(c)(e)	273,550	244,662
Series 2022-6, Class A3, 3.00%, 11/25/2052 (Callable 04/25/2042)(c)(e)	163,425	138,930
Series 2023-2, Class A3A, 5.00%, 07/25/2053 (Callable 11/25/2036)(c)(e)	68,571	66,701
PRM5 Trust, Series 2025-PRM5, Class B, 4.92%, 03/10/2033(c)(e)	125,000	122,895
Provident Funding Mortgage Trust, Series 2021-J1, Class A10, 2.00%, 10/25/2051 (Callable 07/25/2045)(c)(e)	100,000	60,768

The accompanying notes are an integral part of these financial statements.

3

LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Sequoia Mortgage Trust
Series 2019-CH2, Class A1, 4.50%, 08/25/2049 (Callable 07/25/2025)(c)(e)	632	$627
Series 2019-CH3, Class A1, 4.00%, 09/25/2049 (Callable 08/25/2033)(c)(e)	4,687	4,361
Series 2020-4, Class A8, 2.50%, 11/25/2050 (Callable 01/25/2041)(c)(e)	200,000	143,504
Series 2025-1, Class A1, 6.00%, 01/25/2055 (Callable 10/25/2041)(c)(e)	92,089	92,812
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/2041(c)	190,000	166,279
Tharaldson Hotel Portfolio Trust, Series 2023-THL, Class A, 7.23%, 12/10/2034(c)(e)	198,824	202,207
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A1, 3.00% (1 Month U.S. LIBOR + 0.00%), 05/25/2050 (Callable 09/25/2037)(c)(e)(f)	80,160	69,311
WF-RBS Commercial Mortgage Trust, Series 2014-C21, Class B, 4.21%, 08/15/2047 (Callable 07/15/2026)(e)	131,714	128,291
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,058,047)		7,793,070
AFFILIATED REGISTERED INVESTMENT COMPANIES - 2.7%
Voya VACS Series EMHCD Fund	177	1,821
Voya VACS Series HYB Fund	108,313	1,123,205
Voya VACS Series SC Fund	587,517	6,245,304
TOTAL AFFILIATED REGISTERED INVESTMENT COMPANIES (Cost $7,389,478)		7,370,330
	Par
CORPORATE BONDS - 2.3%
Communication Services - 0.2%
AT&T, Inc., 2.25%, 02/01/2032 (Callable 11/01/2031)	$130,000	111,691
Meta Platforms, Inc., 3.50%, 08/15/2027 (Callable 07/15/2027)	17,000	16,827
T-Mobile USA, Inc., 2.25%, 02/15/2026 (Callable 07/11/2025)	107,000	105,427
Verizon Communications, Inc.
2.36%, 03/15/2032 (Callable 12/15/2031)	139,000	119,784
4.78%, 02/15/2035 (Callable 11/15/2034)	60,000	58,289

	Par	Value
Walt Disney Co., 2.00%, 09/01/2029 (Callable 06/01/2029)	$60,000	$55,090
		467,108
Communications - 0.0%(g)
T-Mobile USA, Inc.
2.05%, 02/15/2028 (Callable 12/15/2027)	20,000	18,871
3.38%, 04/15/2029 (Callable 07/11/2025)	15,000	14,439
		33,310
Consumer Discretionary - 0.1%
Amazon.com, Inc., 1.50%, 06/03/2030 (Callable 03/03/2030)	87,000	76,863
Home Depot, Inc., 1.50%, 09/15/2028 (Callable 07/15/2028)	90,000	83,221
Lowe’s Cos., Inc., 3.35%, 04/01/2027 (Callable 03/01/2027)	60,000	59,096
O’Reilly Automotive, Inc., 3.60%, 09/01/2027 (Callable 06/01/2027)	124,000	122,340
		341,520
Consumer Staples - 0.1%
Nestle Holdings, Inc., 5.25%, 03/13/2026(c)	150,000	150,998
PepsiCo, Inc., 2.63%, 07/29/2029 (Callable 04/29/2029)	69,000	65,155
Walmart, Inc., 1.05%, 09/17/2026 (Callable 08/17/2026)	90,000	86,893
		303,046
Energy - 0.2%
Enbridge, Inc., 1.60%, 10/04/2026 (Callable 09/04/2026)	97,000	93,725
Enterprise Products Operating LLC, 2.80%, 01/31/2030 (Callable 10/31/2029)	65,000	60,794
Kinder Morgan, Inc., 1.75%, 11/15/2026 (Callable 10/15/2026)	65,000	62,773
MPLX LP, 2.65%, 08/15/2030 (Callable 05/15/2030)	29,000	26,180
Ovintiv, Inc., 5.38%, 01/01/2026 (Callable 10/01/2025)	86,000	86,095
Plains All American Pipeline LP / PAA Finance Corp., 4.65%, 10/15/2025 (Callable 07/31/2025)	86,000	86,009
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027 (Callable 09/15/2026)	50,000	50,305
		465,881
Financials - 0.8%
American Honda Finance Corp., 1.20%, 07/08/2025	62,000	61,956
Aviation Capital Group LLC, 5.13%, 04/10/2030 (Callable 03/10/2030)(c)	40,000	40,299

The accompanying notes are an integral part of these financial statements.

4

LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Bank of America Corp.
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)	$279,000	$271,257
3.59% to 07/21/2027 then 3 mo. Term SOFR + 1.63%, 07/21/2028 (Callable 07/21/2027)	42,000	41,338
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)	15,000	14,640
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)	147,000	134,188
Bank of Nova Scotia, 2.70%, 08/03/2026	94,000	92,456
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/2028 (Callable 06/05/2028)(c)	94,000	86,603
2.50%, 01/10/2030 (Callable 10/10/2029)(c)	37,000	33,920
Capital One Financial Corp., 1.88% to 11/02/2026 then SOFR + 0.86%, 11/02/2027 (Callable 11/02/2026)	83,000	80,232
Fiserv, Inc., 5.45%, 03/02/2028 (Callable 02/02/2028)	85,000	87,320
Global Payments, Inc., 1.20% (SOFR Rate + 0.00%), 03/01/2026 (Callable 02/01/2026)	32,000	31,225
HSBC Holdings PLC, 2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)	200,000	185,866
JPMorgan Chase & Co.
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)	142,000	136,842
2.95% to 02/24/2027 then SOFR + 1.17%, 02/24/2028 (Callable 02/24/2027)	44,000	42,976
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029 (Callable 06/01/2028)	46,000	43,099
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)	17,000	14,706
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	62,000	55,248
Kite Realty Group LP, 4.00%, 10/01/2026 (Callable 07/01/2026)	65,000	64,389
Morgan Stanley
0.99% to 12/10/2025 then SOFR + 0.72%, 12/10/2026 (Callable 12/10/2025)	24,000	23,615
1.59% to 05/04/2026 then SOFR + 0.88%, 05/04/2027 (Callable 05/04/2026)	159,000	155,186

	Par	Value
1.51% to 07/20/2026 then SOFR + 0.86%, 07/20/2027 (Callable 07/20/2026)	$67,000	$64,952
6.30% to 10/18/2027 then SOFR + 2.24%, 10/18/2028 (Callable 10/18/2027)	38,000	39,554
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)	31,000	26,778
5.25% to 04/21/2033 then SOFR + 1.87%, 04/21/2034 (Callable 04/21/2033)	92,000	93,272
5.30% to 04/20/2032 then SOFR + 2.62%, 04/20/2037 (Callable 04/20/2032)	5,000	4,966
Royal Bank of Canada, 1.20%, 04/27/2026	70,000	68,298
Sumitomo Mitsui Trust Bank Ltd., 2.80%, 03/10/2027(c)	63,000	61,510
US Bancorp, 4.55% to 07/22/2027 then SOFR + 1.66%, 07/22/2028 (Callable 07/22/2027)	35,000	35,053
Wells Fargo & Co.
4.54% to 08/15/2025 then SOFR + 1.56%, 08/15/2026 (Callable 08/15/2025)	35,000	35,003
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028 (Callable 03/24/2027)	21,000	20,716
3.58% to 05/22/2027 then 3 mo. Term SOFR + 1.57%, 05/22/2028 (Callable 05/22/2027)	16,000	15,746
		2,163,209
Health Care - 0.3%
Amgen, Inc., 5.15%, 03/02/2028 (Callable 02/02/2028)	92,000	93,869
CVS Health Corp.
3.88%, 07/20/2025 (Callable 07/16/2025)	212,000	211,839
1.75% (SOFR Rate + 0.00%), 08/21/2030 (Callable 05/21/2030)	130,000	112,298
HCA, Inc., 4.13%, 06/15/2029 (Callable 03/15/2029)	86,000	84,502
Royalty Pharma PLC
1.20%, 09/02/2025 (Callable 08/02/2025)	54,000	53,597
1.75%, 09/02/2027 (Callable 07/02/2027)	153,000	144,812
2.20%, 09/02/2030 (Callable 06/02/2030)	45,000	39,777
		740,694
Industrials - 0.0%(g)
Carrier Global Corp., 2.72%, 02/15/2030 (Callable 11/15/2029)	123,000	114,108
Information Technology - 0.2%
Apple, Inc., 1.20%, 02/08/2028 (Callable 12/08/2027)	76,000	70,914

The accompanying notes are an integral part of these financial statements.

5

LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Information Technology - (Continued)
Broadcom, Inc., 3.46%, 09/15/2026 (Callable 07/15/2026)	$61,000	$60,411
Intel Corp., 3.70%, 07/29/2025	29,000	28,971
Oracle Corp.
3.25%, 11/15/2027 (Callable 08/15/2027)	92,000	89,865
2.95%, 04/01/2030 (Callable 01/01/2030)	176,000	164,152
VMware LLC, 2.20%, 08/15/2031 (Callable 05/15/2031)	51,000	44,204
		458,517
Materials - 0.1%
Ecolab, Inc., 4.80%, 03/24/2030 (Callable 12/24/2029)	54,000	55,332
Nucor Corp., 4.30%, 05/23/2027 (Callable 04/23/2027)	59,000	59,188
Nutrien Ltd., 5.95%, 11/07/2025	83,000	83,432
PPG Industries, Inc., 1.20%, 03/15/2026 (Callable 02/15/2026)	97,000	94,754
Steel Dynamics, Inc., 1.65%, 10/15/2027 (Callable 08/15/2027)	65,000	61,016
		353,722
Real Estate - 0.1%
Equinix, Inc.
1.25%, 07/15/2025	110,000	109,839
2.90%, 11/18/2026 (Callable 09/18/2026)	49,000	48,001
Realty Income Corp., 3.25%, 01/15/2031 (Callable 10/15/2030)	96,000	89,838
		247,678
Utilities - 0.2%
AES Corp., 1.38%, 01/15/2026 (Callable 12/15/2025)	66,000	64,747
Ameren Illinois Co., 3.80%, 05/15/2028 (Callable 02/15/2028)	62,000	61,543
Duke Energy Corp., 3.15%, 08/15/2027 (Callable 05/15/2027)	132,000	129,124
Entergy Corp., 0.90%, 09/15/2025 (Callable 08/15/2025)	87,000	86,353
NextEra Energy Capital Holdings, Inc., 4.63%, 07/15/2027 (Callable 06/15/2027)	87,000	87,535
Sierra Pacific Power Co., 2.60%, 05/01/2026 (Callable 02/01/2026)	106,000	104,251
Southwestern Electric Power Co., 1.65%, 03/15/2026 (Callable 02/15/2026)	70,000	68,548
WEC Energy Group, Inc., 5.15%, 10/01/2027 (Callable 09/01/2027)	57,000	58,015
		660,116
TOTAL CORPORATE BONDS (Cost $6,522,142)		6,348,909

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - 1.0%
Babson CLO Ltd./Cayman Islands, Series 2018-4A, Class A1R, 5.41% (3 mo. Term SOFR + 1.15%), 10/15/2030, (1.15% Floor) (Callable 07/15/2025)(c)	$231,999	$232,097
Benefit Street Partners CLO Ltd., Series 2021-23A, Class A1, 5.62% (3 mo. Term SOFR + 1.34%), 04/25/2034, (1.08% Floor) (Callable 07/25/2025)(c)	250,000	250,000
CBAM Ltd., Series 2017-1A, Class AR2, 5.66% (3 mo. Term SOFR + 1.39%), 01/20/2038, (1.39% Floor) (Callable 01/20/2027)(c)	250,000	251,470
CIFC Funding Ltd., Series 2022-1A, Class A, 5.60% (3 mo. Term SOFR + 1.32%), 04/17/2035, (1.32% Floor) (Callable 07/17/2025)(c)	250,000	250,562
Empower CLO Ltd., Series 2025-1A, Class A, 5.64% (3 mo. Term SOFR + 1.31%), 07/20/2038, (1.31% Floor) (Callable 07/20/2027)(c)	250,000	250,106
Marble Point CLO, Series 2020-3A, Class AR, 5.67% (3 mo. Term SOFR + 1.40%), 01/19/2034, (1.40% Floor) (Callable 07/19/2025)(c)	300,000	300,071
Neuberger Berman CLO Ltd., Series 2019-34A, Class A1R, 5.51% (3 mo. Term SOFR + 1.24%), 01/20/2035, (1.24% Floor) (Callable 07/20/2025)(c)	295,449	295,743
OHA Credit Funding, Series 2019-4A, Class AR2, 5.56% (3 mo. Term SOFR + 1.29%), 01/22/2038, (1.29% Floor) (Callable 01/22/2027)(c)	500,000	501,003
Palmer Square CLO Ltd., Series 2019-1A, Class A1R, 5.72% (3 mo. Term SOFR + 1.41%), 11/14/2034, (1.41% Floor) (Callable 08/14/2025)(c)	250,000	250,176
TCI-Symphony CLO Ltd., Series 2016-1A, Class AR2, 5.52% (3 mo. Term SOFR + 1.28%), 10/13/2032, (1.02% Floor) (Callable 07/13/2025)(c)	295,853	295,928
Wind River CLO Ltd., Series 2018-2A, Class A1R, 5.46% (3 mo. Term SOFR + 1.20%), 07/15/2030, (1.20% Floor) (Callable 07/15/2025)(c)	23,754	23,752
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $2,893,924)		2,900,908
ASSET-BACKED SECURITIES - 1.0%
American Airlines Group, Inc.
Series 2015-2, 3.60%, 09/22/2027	52,773	51,366
Series 2016-1, 3.58%, 01/15/2028	2,383	2,305
Series 2016-2, 3.20%, 06/15/2028	25,494	24,353

The accompanying notes are an integral part of these financial statements.

6

LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Beacon Container Finance LLC, Series 2021-1A, Class A, 2.25%, 10/22/2046(c)	$63,333	$58,561
CarMax Auto Owner Trust, Series 2023-3, Class B, 5.47%, 02/15/2029 (Callable 06/15/2027)	150,000	152,724
CNH Equipment Trust, Series 2023-A, Class A4, 4.77%, 10/15/2030 (Callable 12/15/2027)	250,000	252,488
COLT Funding LLC, Series 2021-2, Class A1, 0.92%, 08/25/2066 (Callable 07/25/2025)(c)(e)	179,207	148,237
Container Leasing International LLC, Series 2022-1A, Class A, 2.72%, 01/18/2047(c)	89,767	81,913
FedEx Corp., Series 2020-1AA, 1.88%, 02/20/2034	168,581	144,819
General Motors Financial Co., Inc., Series 2021-2, Class C, 1.01%, 01/19/2027 (Callable 12/18/2025)	52,372	51,847
Harley-Davidson Customer Funding Corp., Series 2023-B, Class A4, 5.78%, 04/15/2031 (Callable 02/15/2027)	150,000	153,076
Laurel Road Prime Student Loan Trust, Series 2020-A, Class A2FX, 1.40%, 11/25/2050 (Callable 10/25/2028)(c)	83,113	73,690
Loanpal Solar Loan Ltd., Series 2020-2GF, Class A, 2.75%, 07/20/2047 (Callable 11/20/2036)(c)	134,731	113,718
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.82%, 06/22/2043 (Callable 07/20/2029)(c)	197,770	185,310
Series 2020-2A, Class A, 1.44%, 08/20/2046 (Callable 09/20/2032)(c)	39,439	33,821
Navient Student Loan Trust
Series 2020-HA, Class A, 1.31%, 01/15/2069 (Callable 02/15/2028)(c)	67,397	62,928
Series 2021-A, Class A, 0.84%, 05/15/2069 (Callable 12/15/2028)(c)	39,295	35,792
Series 2021-DA, Class C, 3.48%, 04/15/2060 (Callable 05/15/2032)(c)	99,686	93,011
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 08/15/2033)(c)	142,003	145,065
OneMain Financial Issuance Trust, Series 2023-1A, Class A, 5.50%, 06/14/2038 (Callable 06/14/2028)(c)	150,000	154,460
Oscar Finance Holdings 2 General, Inc. Association, Series 2021-1A, Class A4, 1.00%, 04/10/2028 (Callable 07/10/2025)(c)	44,200	43,797

	Par	Value
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class C, 1.03%, 11/16/2026 (Callable 11/15/2025)(c)	$12,749	$12,729
Santander Consumer USA Holdings, Inc.
Series 2023-6, Class A3, 5.93%, 07/17/2028 (Callable 07/15/2027)	135,861	136,441
Series 2024-4, Class B, 4.93%, 09/17/2029 (Callable 10/15/2027)	100,000	100,660
SMB Private Education Loan Trust, Series 2024-D, Class A1A, 5.38%, 07/15/2053(c)	88,858	90,442
SoFi Consumer Loan Program Trust, Series 2025-1, Class B, 5.12%, 02/27/2034 (Callable 07/25/2028)(c)	100,000	101,026
SoFi Professional Loan Program LLC, Series 2018-B, Class A2FX, 3.34%, 08/25/2047 (Callable 01/25/2026)(c)	7,410	7,374
Sunnova Energy International, Inc., Series 2020-AA, Class A, 2.98%, 06/20/2047 (Callable 06/20/2027)(c)	157,453	136,349
Sunrun, Inc., Series 2020-1A, Class A, 2.21%, 07/31/2051(c)	158,702	142,633
World Omni Auto Receivables Trust, Series 2024-C, Class B, 4.68%, 07/15/2030 (Callable 09/15/2027)	100,000	100,352
TOTAL ASSET-BACKED SECURITIES (Cost $2,995,185)		2,891,287
U.S. TREASURY SECURITIES - 0.4%
United States Treasury Note/Bond
3.00%, 07/15/2025	61,000	60,955
0.25%, 10/31/2025	55,000	54,265
4.13%, 06/15/2026	2,500	2,503
0.88%, 09/30/2026	91,000	87,652
1.50%, 01/31/2027	44,800	43,213
2.75%, 04/30/2027	2,000	1,964
3.75%, 04/30/2027	47,700	47,696
3.88%, 05/31/2027	150,300	150,658
4.63%, 06/15/2027	3,000	3,050
3.25%, 06/30/2027	2,400	2,378
3.38%, 09/15/2027	43,000	42,704
3.75%, 05/15/2028	5,500	5,509
3.88%, 06/15/2028	13,200	13,270
4.13%, 10/31/2029	79,000	80,142
4.00%, 06/30/2032	2,000	2,001
2.75%, 08/15/2032	19,000	17,528
4.13%, 11/15/2032	84,400	84,980
3.50%, 02/15/2033	178,900	172,485
4.25%, 05/15/2035	71,000	71,111
4.63%, 02/15/2055	70,000	68,168
TOTAL U.S. TREASURY SECURITIES (Cost $1,017,999)		1,012,232

The accompanying notes are an integral part of these financial statements.

7

LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Real Estate - 0.1%
Public Storage	376	$110,326
Simon Property Group, Inc.	851	136,807
		247,133
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $259,555)		247,133
RIGHTS - 0.0%(g)
ABIOMED, Inc.(a)(h)	1,153	0
TOTAL RIGHTS (Cost $0)		0
TOTAL INVESTMENTS - 94.7% (Cost $142,065,798)		$263,461,230
Money Market Deposit Account - 3.0%(i)		8,317,172
Other Assets in Excess of Liabilities - 2.3%		6,473,512
TOTAL NET ASSETS - 100.0%		$278,251,914

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $9,339,224 or 3.4% of the Fund’s net assets.

(d)	Interest only security.
(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2025.

(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(g)	Represents less than 0.05% of net assets.
(h)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2025.

(i)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.24%.

The accompanying notes are an integral part of these financial statements.

8

LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF FUTURES CONTRACTS
June 30, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	13	09/19/2025	$1,457,625	$20,296
				$20,296

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	(8)	09/19/2025	$914,125	$(20,267)
U.S. Treasury 2 Year Notes	(26)	09/30/2025	5,408,610	(20,848)
U.S. Treasury 5 Year Note	(17)	09/30/2025	1,853,000	(19,611)
U.S. Treasury Long Bonds	(7)	09/19/2025	808,281	(29,044)
U.S. Treasury Ultra Bonds	(4)	09/19/2025	476,500	(20,259)
				$(110,029)
Net Unrealized Appreciation (Depreciation)				$(89,733)

The accompanying notes are an integral part of these financial statements.

9

LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
June 30, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Russell 1000 Growth Total Return Index	Morgan Stanley	Receive	EFFR + 0.86%	Termination	02/27/2026	$42,676,867	$ 779,926
Net Unrealized Appreciation (Depreciation)							$ 779,926

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2025.
EFFR - Effective Federal Funds Rate was 4.33% as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

10

Large Company Value Portfolio
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 81.9%
Communication Services - 5.2%
Alphabet, Inc. - Class A	7,710	$1,358,733
Alphabet, Inc. - Class C	2,240	397,354
AT&T, Inc.	13,440	388,954
Charter Communications, Inc. - Class A(a)(b)	590	241,198
Comcast Corp. - Class A	46,648	1,664,867
Meta Platforms, Inc. - Class A	650	479,758
Nexstar Media Group, Inc.	710	122,794
Omnicom Group, Inc.	10,137	729,256
Paramount Global - Class B	23,200	299,280
Verizon Communications, Inc.	18,229	788,769
Walt Disney Co.	8,780	1,088,808
Warner Bros Discovery, Inc.(a)	34,664	397,249
WPP PLC - ADR	19,790	692,848
		8,649,868
Consumer Discretionary - 5.1%
Advance Auto Parts, Inc.	810	37,657
Amazon.com, Inc.(a)	9,114	1,999,520
Aptiv PLC(a)	9,000	613,980
Bath & Body Works, Inc.	3,811	114,177
Birkenstock Holding PLC(a)	1,961	96,442
Booking Holdings, Inc.	20	115,785
BorgWarner, Inc.	7,270	243,400
Darden Restaurants, Inc.	1,090	237,587
DoorDash, Inc. - Class A(a)	220	54,232
Gap, Inc.	14,070	306,867
General Motors Co.	23,084	1,135,964
Grand Canyon Education, Inc.(a)	2,318	438,102
Hasbro, Inc.	810	59,794
Lennar Corp. - Class B	1,440	151,560
Lithia Motors, Inc.	780	263,500
Lowe’s Cos., Inc.	1,530	339,461
LVMH Moet Hennessy Louis Vuitton SE	234	122,550
Magna International, Inc.	24,072	929,420
O’Reilly Automotive, Inc.(a)	750	67,597
Ross Stores, Inc.	1,120	142,890
Royal Caribbean Cruises Ltd.	250	78,285
Tapestry, Inc.	600	52,686
TJX Cos., Inc.	1,470	181,530
TopBuild Corp.(a)	390	126,259
YETI Holdings, Inc.(a)	630	19,858
Yum! Brands, Inc.	3,540	524,557
		8,453,660
Consumer Staples - 5.4%
Altria Group, Inc.	6,770	396,925
Anheuser-Busch InBev SA/NV - ADR	3,410	234,335
BJ’s Wholesale Club Holdings, Inc.(a)	7,035	758,584
Boston Beer Co., Inc. - Class A(a)	92	17,554
Colgate-Palmolive Co.	10,500	954,450
Conagra Brands, Inc.	11,700	239,499
Constellation Brands, Inc. - Class A	3,000	488,040

	Shares	Value
Costco Wholesale Corp.	40	$39,598
Diageo PLC	5,542	139,060
Dollar General Corp.	1,050	120,099
Dollar Tree, Inc.(a)	950	94,088
General Mills, Inc.	1,740	90,149
Kenvue, Inc.	29,061	608,247
Kraft Heinz Co.	28,900	746,198
Lamb Weston Holdings, Inc.	490	25,406
Maplebear, Inc.(a)	3,930	177,793
PepsiCo, Inc.	1,215	160,429
Pernod Ricard SA	927	92,380
Philip Morris International, Inc.	7,250	1,320,442
Procter & Gamble Co.	3,249	517,631
Target Corp.	1,580	155,867
Unilever PLC - ADR	5,915	361,821
US Foods Holding Corp.(a)	1,540	118,595
Walgreens Boots Alliance, Inc.	11,110	127,543
Walmart, Inc.	10,474	1,024,148
		9,008,881
Energy - 5.1%
Antero Midstream Corp.	6,813	129,106
APA Corp.	65,264	1,193,679
Baker Hughes Co.	17,225	660,407
Cheniere Energy, Inc.	2,740	667,245
Chevron Corp.	1,744	249,723
ConocoPhillips	10,622	953,218
EOG Resources, Inc.	400	47,844
Exxon Mobil Corp.	3,407	367,275
Kinder Morgan, Inc.	5,150	151,410
Murphy Oil Corp.	5,550	124,875
NOV, Inc.	60,195	748,224
Ovintiv, Inc.	15,900	604,995
Permian Resources Corp.	3,220	43,856
Schlumberger NV	22,370	756,106
Shell PLC - ADR	12,147	855,270
Targa Resources Corp.	588	102,359
TechnipFMC PLC	10,900	375,396
TotalEnergies SE	5,473	335,886
		8,366,874
Financials - 19.5%
AIB Group PLC	44,433	365,595
Allstate Corp.	757	152,392
American Express Co.	2,740	874,005
American International Group, Inc.	15,859	1,357,372
Aon PLC - Class A	1,742	621,476
Arthur J Gallagher & Co.	1,110	355,333
Axis Capital Holdings Ltd.	2,292	237,955
Bank of America Corp.	44,135	2,088,468
Bank OZK	1,390	65,413
Berkshire Hathaway, Inc. - Class B(a)	2,538	1,232,884
Blackrock, Inc.	50	52,463
Brown & Brown, Inc.	300	33,261
Capital One Financial Corp.	6,636	1,411,875

The accompanying notes are an integral part of these financial statements.

11

Large Company Value Portfolio
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
Cboe Global Markets, Inc.	1,190	$277,520
Charles Schwab Corp.	22,305	2,035,108
Citigroup, Inc.	21,266	1,810,162
Citizens Financial Group, Inc.	17,115	765,896
CME Group, Inc.	3,265	899,899
Coinbase Global, Inc. - Class A(a)	330	115,662
Commerce Bancshares, Inc.	6,405	398,199
Corebridge Financial, Inc.	15,990	567,645
Cullen/Frost Bankers, Inc.	290	37,277
Fidelity National Information Services, Inc.	7,480	608,947
Fifth Third Bancorp	1,930	79,381
First Citizens BancShares, Inc. - Class A	264	516,508
First Hawaiian, Inc.	14,180	353,933
Goldman Sachs Group, Inc.	395	279,561
Hartford Insurance Group, Inc.	3,767	477,919
Intercontinental Exchange, Inc.	2,450	449,502
Janus Henderson Group PLC	4,760	184,878
JPMorgan Chase & Co.	6,207	1,799,471
Lincoln National Corp.	3,800	131,480
M&T Bank Corp.	2,360	457,816
MarketAxess Holdings, Inc.	800	178,672
Marsh & McLennan Cos., Inc.	2,194	479,696
Mastercard, Inc. - Class A	1,190	668,709
MGIC Investment Corp.	7,046	196,161
Moody’s Corp.	964	483,533
Morningstar, Inc.	774	242,982
MSCI, Inc.	520	299,905
Northern Trust Corp.	2,963	375,679
Old Republic International Corp.	6,160	236,790
Pinnacle Financial Partners, Inc.	246	27,161
PNC Financial Services Group, Inc.	1,090	203,198
Primerica, Inc.	676	185,001
Progressive Corp.	702	187,336
Prosperity Bancshares, Inc.	950	66,728
Resona Holdings, Inc.	30,700	283,965
RLI Corp.	2,980	215,216
S&P Global, Inc.	1,116	588,456
SEI Investments Co.	3,133	281,531
State Street Corp.	9,546	1,015,122
Stifel Financial Corp.	658	68,287
Synchrony Financial	7,480	499,215
Tradeweb Markets, Inc. - Class A	190	27,816
Truist Financial Corp.	9,300	399,807
US Bancorp	19,325	874,456
Virtu Financial, Inc. - Class A	6,546	293,195
Wells Fargo & Co.	21,261	1,703,431
Willis Towers Watson PLC	2,062	632,003
XP, Inc. - Class A	28,910	583,982
		32,393,289

	Shares	Value
Health Care - 11.1%
Abbott Laboratories	7,471	$1,016,131
AbbVie, Inc.	1,410	261,724
Agilent Technologies, Inc.	5,146	607,279
Amgen, Inc.	420	117,268
Becton Dickinson & Co.	3,914	674,186
Bio-Rad Laboratories, Inc. - Class A(a)	1,255	302,857
Bio-Techne Corp.	7,717	397,040
Boston Scientific Corp.(a)	4,210	452,196
Bruker Corp.	2,291	94,389
Centene Corp.(a)	7,012	380,611
Chemed Corp.	152	74,013
Cigna Group	2,477	818,847
CVS Health Corp.	13,011	897,499
Danaher Corp.	1,298	256,407
Doximity, Inc. - Class A(a)	2,720	166,845
Edwards Lifesciences Corp.(a)	1,200	93,852
Elevance Health, Inc.	2,545	989,903
Envista Holdings Corp.(a)	8,123	158,723
Exelixis, Inc.(a)	1,630	71,842
GE HealthCare Technologies, Inc.	16,158	1,196,823
Gilead Sciences, Inc.	5,291	586,613
GSK PLC - ADR	5,861	225,062
Haleon PLC	61,721	317,196
HCA Healthcare, Inc.	1,973	755,856
Humana, Inc.	2,530	618,534
ICON PLC(a)	1,527	222,102
Illumina, Inc.(a)	2,640	251,882
Insmed, Inc.(a)	440	44,282
Johnson & Johnson	6,710	1,024,953
Labcorp Holdings, Inc.	980	257,260
Maravai LifeSciences Holdings, Inc. - Class A(a)	5,276	12,715
McKesson Corp.	103	75,476
Medtronic PLC	11,183	974,822
Merck & Co., Inc.	5,060	400,550
Molina Healthcare, Inc.(a)	190	56,601
Pfizer, Inc.	8,190	198,526
ResMed, Inc.	1,740	448,920
Sanofi SA - ADR	4,255	205,559
Solventum Corp.(a)	7,691	583,285
Stryker Corp.	700	276,941
Tenet Healthcare Corp.(a)	530	93,280
United Therapeutics Corp.(a)	130	37,356
UnitedHealth Group, Inc.	1,540	480,434
Universal Health Services, Inc. - Class B	1,350	244,553
Veeva Systems, Inc. - Class A(a)	1,021	294,028
Waters Corp.(a)	1,368	477,487
Zimmer Biomet Holdings, Inc.	2,884	263,050
		18,455,758

The accompanying notes are an integral part of these financial statements.

12

Large Company Value Portfolio
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - 10.5%
Acuity, Inc.	190	$56,685
AECOM	5,390	608,315
Allegion PLC	2,273	327,585
Armstrong World Industries, Inc.	1,220	198,177
ATI, Inc.(a)	840	72,526
Automatic Data Processing, Inc.	580	178,872
Boeing Co.(a)	2,360	494,491
Caterpillar, Inc.	980	380,446
Cintas Corp.	1,220	271,901
CNH Industrial NV	42,040	544,838
Crane Co.	400	75,956
Cummins, Inc.	2,746	899,315
Deere & Co.	510	259,330
Delta Air Lines, Inc.	4,000	196,720
EMCOR Group, Inc.	502	268,515
Emerson Electric Co.	2,722	362,924
Equifax, Inc.	309	80,145
FedEx Corp.	4,180	950,156
Ferguson Enterprises, Inc.	1,862	405,450
Flowserve Corp.	2,590	135,586
Fluor Corp.(a)	4,126	211,540
Fortive Corp.	3,300	172,029
General Dynamics Corp.	4,237	1,235,763
General Electric Co.	1,110	285,703
Hayward Holdings, Inc.(a)	33,760	465,888
Howmet Aerospace, Inc.	1,540	286,640
Hubbell, Inc.	882	360,218
IDEX Corp.	901	158,189
Lockheed Martin Corp.	1,156	535,390
Lyft, Inc. - Class A(a)	9,830	154,921
MasTec, Inc.(a)	410	69,876
MSA Safety, Inc.	1,711	286,644
Mueller Industries, Inc.	3,610	286,887
Nordson Corp.	1,168	250,384
Norfolk Southern Corp.	1,600	409,552
Otis Worldwide Corp.	2,462	243,787
PACCAR, Inc.	6,651	632,244
Parker-Hannifin Corp.	340	237,480
QXO, Inc.(a)	1,120	24,125
Republic Services, Inc.	485	119,606
Rockwell Automation, Inc.	1,080	358,744
RTX Corp.	5,800	846,916
Sensata Technologies Holding PLC	1,339	40,317
Simpson Manufacturing Co., Inc.	847	131,547
Stanley Black & Decker, Inc.	4,590	310,972
Tetra Tech, Inc.	8,220	295,591
Textron, Inc.	430	34,525
Timken Co.	3,200	232,160
Trane Technologies PLC	570	249,324
TransUnion	3,754	330,352
United Airlines Holdings, Inc.(a)	2,244	178,690
Verisk Analytics, Inc.	854	266,021

	Shares	Value
Watsco, Inc.	420	$185,480
Watts Water Technologies, Inc. - Class A	2,049	503,829
Westinghouse Air Brake Technologies Corp.	1,169	244,730
Woodward, Inc.	87	21,323
		17,425,320
Information Technology - 13.1%
Accenture PLC - Class A	1,555	464,774
Advanced Micro Devices, Inc.(a)	430	61,017
Analog Devices, Inc.	7,011	1,668,758
Applied Materials, Inc.	1,251	229,021
Atlassian Corp. - Class A(a)	317	64,380
Autodesk, Inc.(a)	1,458	451,353
Cadence Design Systems, Inc.(a)	1,741	536,489
Capgemini SE	1,858	317,462
Cisco Systems, Inc.	11,248	780,386
Cognizant Technology Solutions Corp. - Class A	2,958	230,813
Corning, Inc.	6,950	365,501
F5, Inc.(a)	9,294	2,735,410
Flex Ltd.(a)	7,010	349,939
Fortinet, Inc.(a)	1,900	200,868
Gen Digital, Inc.	3,560	104,664
Keysight Technologies, Inc.(a)	3,220	527,629
KLA Corp.	368	329,632
Lam Research Corp.	5,152	501,496
Lattice Semiconductor Corp.(a)	6,580	322,354
Littelfuse, Inc.	130	29,475
LiveRamp Holdings, Inc.(a)	1,441	47,611
Micron Technology, Inc.	2,457	302,825
Microsoft Corp.	5,864	2,916,812
MicroStrategy, Inc. - Class A(a)	116	46,891
Motorola Solutions, Inc.	410	172,389
Pegasystems, Inc.	8,996	486,953
PTC, Inc.(a)	1,325	228,350
QUALCOMM, Inc.	1,740	277,112
Ralliant Corp.(a)	1,100	53,339
Rubrik, Inc. - Class A(a)	310	27,773
Salesforce, Inc.	3,124	851,884
Synopsys, Inc.(a)	491	251,726
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3,190	722,503
TE Connectivity PLC	4,469	753,786
Telefonaktiebolaget LM Ericsson - ADR	170,182	1,443,143
Universal Display Corp.	750	115,845
VeriSign, Inc.	422	121,874
Workday, Inc. - Class A(a)	10,558	2,533,920
		21,626,157
Materials - 3.8%
Agnico Eagle Mines Ltd.	1,938	230,895
Alcoa Corp.	264	7,791
Corteva, Inc.	5,638	420,200
CRH PLC	5,548	509,306

The accompanying notes are an integral part of these financial statements.

13

Large Company Value Portfolio
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Materials - (Continued)
Ecolab, Inc.	190	$51,194
Franco-Nevada Corp.	4,075	669,027
Freeport-McMoRan, Inc.	20,400	884,340
Martin Marietta Materials, Inc.	521	286,008
Newmont Corp.	3,440	200,415
Olin Corp.	17,190	345,347
PPG Industries, Inc.	6,500	739,375
Royal Gold, Inc.	3,168	563,397
RPM International, Inc.	1,475	162,014
Scotts Miracle-Gro Co.	3,040	200,518
Vulcan Materials Co.	1,166	304,116
Wheaton Precious Metals Corp.	8,244	741,370
		6,315,313
Real Estate - 0.3%
CBRE Group, Inc. - Class A(a)	2,854	399,902
Utilities - 2.8%
American Electric Power Co., Inc.	1,410	146,302
Clearway Energy, Inc. - Class C	7,630	244,160
Dominion Energy, Inc.	22,770	1,286,960
Duke Energy Corp.	1,100	129,800
Edison International	2,480	127,968
Entergy Corp.	420	34,910
Eversource Energy	3,540	225,215
Exelon Corp.	6,630	287,875
IDACORP, Inc.	240	27,708
National Fuel Gas Co.	4,140	350,699
NextEra Energy, Inc.	6,580	456,783
NRG Energy, Inc.	1,750	281,015
OGE Energy Corp.	5,720	253,854
PPL Corp.	19,293	653,840
Southern Co.	2,061	189,262
		4,696,351
TOTAL COMMON STOCKS (Cost $108,608,804)		135,791,373

	Par
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.2%
Arbor Realty Trust, Inc., Series 2021-FL3, Class C, 6.28% (1 mo. Term SOFR + 1.96%), 08/15/2034, (1.96% Floor) (Callable 07/15/2025)(c)	$225,000	223,865
BBCMS Trust, Series 2021-C10, Class XA, 1.33%, 07/15/2054 (Callable 05/15/2031)(d)(e)	916,918	47,891
BX Trust
Series 2021-VOLT, Class C, 5.53% (1 mo. Term SOFR + 1.21%), 09/15/2036, (1.10% Floor)(c)	121,104	120,536

	Par	Value
Series 2022-CSMO, Class B, 7.45% (1 mo. Term SOFR + 3.14%), 06/15/2027, (3.14% Floor)(c)	$100,000	$100,750
Series 2022-LBA6, Class A, 5.31% (1 mo. Term SOFR + 1.00%), 01/15/2039, (1.00% Floor)(c)	200,000	199,875
Series 2022-PSB, Class A, 6.76% (1 mo. Term SOFR + 2.45%), 08/15/2039, (2.45% Floor)(c)	78,173	78,149
Series 2024-XL4, Class B, 6.10% (1 mo. Term SOFR + 1.79%), 02/15/2039, (1.79% Floor)(c)	94,697	94,904
Series 2025-ROIC, Class A, 5.46% (1 mo. Term SOFR + 1.14%), 03/15/2030, (1.14% Floor)(c)	150,000	149,062
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2020-C9, Class XA, 1.82%, 09/15/2053 (Callable 06/15/2030)(d)(e)	417,636	17,958
CSTL Commercial Mortgage Trust, Series 2024-GATE, Class A, 4.92%, 11/10/2041(c)(e)	100,000	99,736
DK Trust, Series 2024-SPBX, Class A, 5.81% (1 mo. Term SOFR + 1.50%), 03/15/2034, (1.50% Floor)(c)	125,000	125,039
Federal Home Loan Mortgage Corp.
Series 5410, Class DF, 5.76% (30 day avg SOFR US + 1.45%), 05/25/2054, (1.45% Floor), (6.75% Cap)	386,911	388,346
Series K110, Class X1, 1.76%, 04/25/2030 (Callable 04/25/2030)(d)(e)	280,578	17,693
Series K118, Class X1, 1.04%, 09/25/2030 (Callable 06/25/2030)(d)(e)	590,698	23,940
Series K151, Class X1, 0.49%, 04/25/2030 (Callable 02/25/2030)(d)(e)	1,521,223	21,681
Federal National Mortgage Association
Series 2024-100, Class FD, 5.76% (30 day avg SOFR US + 1.45%), 06/25/2054, (1.45% Floor), (6.50% Cap)	605,507	606,188
Series 2024-93, Class FL, 5.76% (30 day avg SOFR US + 1.45%), 12/25/2054, (1.45% Floor), (6.50% Cap)	1,043,118	1,044,290
FS Commercial Mortgage Trust, Series 2024-HULA, Class A, 6.12% (1 mo. Term SOFR + 1.81%), 08/15/2039, (1.81% Floor)(c)	100,000	100,125

The accompanying notes are an integral part of these financial statements.

14

Large Company Value Portfolio
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Greystone Commercial Real Estate Notes, Series 2021-FL3, Class C, 6.43% (1 mo. Term SOFR + 2.11%), 07/15/2039, (2.00% Floor) (Callable 07/15/2025)(c)	$225,000	$222,288
GS Mortgage Securities Corp. II, Series 2024-FAIR, Class A, 6.07%, 07/15/2029(c)(e)	175,000	179,181
GS Mortgage-Backed Securities Trust, Series 2024-PJ9, Class A3, 5.00%, 02/25/2055 (Callable 03/25/2048)(c)(e)	81,731	79,605
JP Morgan Chase Commercial Mortgage Securities, Series 2019-ICON, Class A, 3.88%, 01/05/2034(c)	46,969	46,660
JP Morgan Mortgage Trust
Series 2015-3, Class A3, 3.50%, 05/25/2045 (Callable 07/25/2025)(c)(e)	29,403	27,089
Series 2017-2, Class A3, 3.50%, 05/25/2047 (Callable 12/25/2028)(c)(e)	27,843	24,879
Series 2018-5, Class A1, 3.50%, 10/25/2048 (Callable 08/25/2027)(c)(e)	46,940	41,948
Series 2019-1, Class A3, 4.00%, 05/25/2049 (Callable 07/25/2025)(c)(e)	7,128	6,592
Series 2019-INV3, Class A3, 3.50%, 05/25/2050 (Callable 04/25/2035)(c)(e)	43,915	39,003
Series 2020-2, Class A15, 3.50%, 07/25/2050 (Callable 05/25/2035)(c)(e)	34,909	30,731
Series 2022-6, Class A3, 3.00%, 11/25/2052 (Callable 04/25/2042)(c)(e)	163,425	138,930
Series 2023-2, Class A3A, 5.00%, 07/25/2053 (Callable 11/25/2036)(c)(e)	68,571	66,701
ONNI Commercial Mortgage Trust, Series 2024-APT, Class A, 5.75%, 07/15/2039(c)(e)	200,000	203,887
PRM5 Trust, Series 2025-PRM5, Class B, 4.92%, 03/10/2033(c)(e)	125,000	122,895
Provident Funding Mortgage Trust, Series 2021-J1, Class A10, 2.00%, 10/25/2051 (Callable 07/25/2045)(c)(e)	100,000	60,768
PSMC Trust, Series 2020-3, Class A1, 3.00%, 11/25/2050 (Callable 09/25/2032)(c)(e)	27,505	23,615
Sequoia Mortgage Trust
Series 2013-3, Class A2, 2.50%, 03/25/2043 (Callable 11/25/2025)(e)	38,781	33,541

	Par	Value
Series 2019-CH2, Class A1, 4.50%, 08/25/2049 (Callable 07/25/2025)(c)(e)	$316	$314
Series 2020-4, Class A8, 2.50%, 11/25/2050 (Callable 01/25/2041)(c)(e)	100,000	71,752
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/2041(c)	140,000	122,521
Tharaldson Hotel Portfolio Trust, Series 2023-THL, Class A, 7.23%, 12/10/2034(c)(e)	132,549	134,805
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A1, 3.00% (1 Month U.S. LIBOR + 0.00%), 05/25/2050 (Callable 09/25/2037)(c)(e)(f)	48,096	41,587
WF-RBS Commercial Mortgage Trust, Series 2014-C21, Class B, 4.21%, 08/15/2047 (Callable 07/15/2026)(e)	87,809	85,527
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,414,554)		5,264,847
	Shares
AFFILIATED REGISTERED INVESTMENT COMPANIES - 2.8%
Voya VACS Series EMHCD Fund	129	1,330
Voya VACS Series HYB Fund	91,802	951,988
Voya VACS Series SC Fund	345,495	3,672,608
TOTAL AFFILIATED REGISTERED INVESTMENT COMPANIES (Cost $4,662,612)		4,625,926
	Par
CORPORATE BONDS - 2.5%
Communication Services - 0.2%
AT&T, Inc., 2.25%, 02/01/2032 (Callable 11/01/2031)	$87,000	74,747
Meta Platforms, Inc., 3.50%, 08/15/2027 (Callable 07/15/2027)	11,000	10,888
T-Mobile USA, Inc.
2.25%, 02/15/2026 (Callable 07/11/2025)	74,000	72,912
2.05%, 02/15/2028 (Callable 12/15/2027)	13,000	12,266
3.38%, 04/15/2029 (Callable 07/11/2025)	11,000	10,588
Verizon Communications, Inc.
2.36%, 03/15/2032 (Callable 12/15/2031)	96,000	82,729
4.78%, 02/15/2035 (Callable 11/15/2034)	42,000	40,803
Walt Disney Co., 2.00%, 09/01/2029 (Callable 06/01/2029)	42,000	38,563
		343,496

The accompanying notes are an integral part of these financial statements.

15

Large Company Value Portfolio
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Consumer Discretionary - 0.1%
Amazon.com, Inc., 1.50%, 06/03/2030 (Callable 03/03/2030)	$64,000	$56,543
Home Depot, Inc., 1.50%, 09/15/2028 (Callable 07/15/2028)	60,000	55,481
Lowe’s Cos., Inc., 3.35%, 04/01/2027 (Callable 03/01/2027)	42,000	41,367
O’Reilly Automotive, Inc., 3.60%, 09/01/2027 (Callable 06/01/2027)	86,000	84,849
		238,240
Consumer Staples - 0.1%
PepsiCo, Inc., 2.63%, 07/29/2029 (Callable 04/29/2029)	25,000	23,607
Walmart, Inc., 1.05%, 09/17/2026 (Callable 08/17/2026)	64,000	61,790
		85,397
Energy - 0.2%
Enbridge, Inc., 1.60%, 10/04/2026 (Callable 09/04/2026)	69,000	66,670
Enterprise Products Operating LLC, 2.80%, 01/31/2030 (Callable 10/31/2029)	46,000	43,024
Kinder Morgan, Inc., 1.75%, 11/15/2026 (Callable 10/15/2026)	45,000	43,459
MPLX LP, 2.65%, 08/15/2030 (Callable 05/15/2030)	16,000	14,444
Ovintiv, Inc., 5.38%, 01/01/2026 (Callable 10/01/2025)	60,000	60,066
Plains All American Pipeline LP / PAA Finance Corp., 4.65%, 10/15/2025 (Callable 07/31/2025)	60,000	60,006
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027 (Callable 09/15/2026)	34,000	34,207
		321,876
Financials - 0.9%
American Honda Finance Corp., 1.20%, 07/08/2025	44,000	43,969
Aviation Capital Group LLC, 5.13%, 04/10/2030 (Callable 03/10/2030)(c)	25,000	25,187
Bank of America Corp.
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)	194,000	188,616
3.59% to 07/21/2027 then 3 mo. Term SOFR + 1.63%, 07/21/2028 (Callable 07/21/2027)	26,000	25,590
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)	10,000	9,760
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)	103,000	94,023

	Par	Value
Bank of Nova Scotia, 2.70%, 08/03/2026	$66,000	$64,916
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/2028 (Callable 06/05/2028)(c)	62,000	57,121
2.50%, 01/10/2030 (Callable 10/10/2029)(c)	23,000	21,085
Capital One Financial Corp., 1.88% to 11/02/2026 then SOFR + 0.86%, 11/02/2027 (Callable 11/02/2026)	58,000	56,066
Fiserv, Inc., 5.45%, 03/02/2028 (Callable 02/02/2028)	60,000	61,637
Global Payments, Inc., 1.20% (SOFR Rate + 0.00%), 03/01/2026 (Callable 02/01/2026)	23,000	22,443
HSBC Holdings PLC, 2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)	200,000	185,866
JPMorgan Chase & Co.
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)	99,000	95,404
2.95% to 02/24/2027 then SOFR + 1.17%, 02/24/2028 (Callable 02/24/2027)	48,000	46,883
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029 (Callable 06/01/2028)	31,000	29,045
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)	8,000	6,921
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	43,000	38,317
Kite Realty Group LP, 4.00%, 10/01/2026 (Callable 07/01/2026)	30,000	29,718
Morgan Stanley
0.99% to 12/10/2025 then SOFR + 0.72%, 12/10/2026 (Callable 12/10/2025)	16,000	15,744
1.59% to 05/04/2026 then SOFR + 0.88%, 05/04/2027 (Callable 05/04/2026)	111,000	108,337
1.51% to 07/20/2026 then SOFR + 0.86%, 07/20/2027 (Callable 07/20/2026)	46,000	44,594
6.30% to 10/18/2027 then SOFR + 2.24%, 10/18/2028 (Callable 10/18/2027)	26,000	27,063
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)	15,000	12,957
5.25% to 04/21/2033 then SOFR + 1.87%, 04/21/2034 (Callable 04/21/2033)	64,000	64,885
Royal Bank of Canada, 1.20%, 04/27/2026	50,000	48,784

The accompanying notes are an integral part of these financial statements.

16

Large Company Value Portfolio
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Sumitomo Mitsui Trust Bank Ltd., 2.80%, 03/10/2027(c)	$52,000	$50,771
US Bancorp, 4.55% to 07/22/2027 then SOFR + 1.66%, 07/22/2028 (Callable 07/22/2027)	23,000	23,035
Wells Fargo & Co.
4.54% to 08/15/2025 then SOFR + 1.56%, 08/15/2026 (Callable 08/15/2025)	24,000	24,002
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028 (Callable 03/24/2027)	15,000	14,797
3.58% to 05/22/2027 then 3 mo. Term SOFR + 1.57%, 05/22/2028 (Callable 05/22/2027)	11,000	10,825
		1,548,361
Health Care - 0.2%
Amgen, Inc., 5.15%, 03/02/2028 (Callable 02/02/2028)	63,000	64,280
CVS Health Corp., 1.75% (SOFR Rate + 0.00%), 08/21/2030 (Callable 05/21/2030)	54,000	46,647
HCA, Inc., 4.13%, 06/15/2029 (Callable 03/15/2029)	60,000	58,955
Johnson & Johnson, 1.30%, 09/01/2030 (Callable 06/01/2030)	60,000	52,223
Royalty Pharma PLC
1.20%, 09/02/2025 (Callable 08/02/2025)	38,000	37,716
1.75%, 09/02/2027 (Callable 07/02/2027)	107,000	101,274
2.20%, 09/02/2030 (Callable 06/02/2030)	31,000	27,401
		388,496
Industrials - 0.0%(g)
Carrier Global Corp., 2.72%, 02/15/2030 (Callable 11/15/2029)	77,000	71,434
Information Technology - 0.2%
Apple, Inc., 1.20%, 02/08/2028 (Callable 12/08/2027)	54,000	50,386
Broadcom, Inc., 3.46%, 09/15/2026 (Callable 07/15/2026)	43,000	42,585
Intel Corp., 3.70%, 07/29/2025	24,000	23,976
Oracle Corp.
3.25%, 11/15/2027 (Callable 08/15/2027)	66,000	64,468
2.95%, 04/01/2030 (Callable 01/01/2030)	121,000	112,854
VMware LLC, 2.20%, 08/15/2031 (Callable 05/15/2031)	37,000	32,070
		326,339

	Par	Value
Materials - 0.2%
Ecolab, Inc., 4.80%, 03/24/2030 (Callable 12/24/2029)	$39,000	$39,962
Nucor Corp., 4.30%, 05/23/2027 (Callable 04/23/2027)	41,000	41,131
Nutrien Ltd., 5.95%, 11/07/2025	59,000	59,308
PPG Industries, Inc., 1.20%, 03/15/2026 (Callable 02/15/2026)	68,000	66,425
Steel Dynamics, Inc., 1.65%, 10/15/2027 (Callable 08/15/2027)	47,000	44,119
		250,945
Real Estate - 0.1%
Equinix, Inc., 2.90%, 11/18/2026 (Callable 09/18/2026)	40,000	39,184
Realty Income Corp., 3.25%, 01/15/2031 (Callable 10/15/2030)	69,000	64,571
		103,755
Utilities - 0.3%
AES Corp., 1.38%, 01/15/2026 (Callable 12/15/2025)	45,000	44,146
Ameren Illinois Co., 3.80%, 05/15/2028 (Callable 02/15/2028)	47,000	46,654
Duke Energy Corp., 3.15%, 08/15/2027 (Callable 05/15/2027)	92,000	89,996
Entergy Corp., 0.90%, 09/15/2025 (Callable 08/15/2025)	61,000	60,546
NextEra Energy Capital Holdings, Inc., 4.63%, 07/15/2027 (Callable 06/15/2027)	70,000	70,431
Sierra Pacific Power Co., 2.60%, 05/01/2026 (Callable 02/01/2026)	74,000	72,779
Southwestern Electric Power Co., 1.65%, 03/15/2026 (Callable 02/15/2026)	45,000	44,066
WEC Energy Group, Inc., 5.15%, 10/01/2027 (Callable 09/01/2027)	39,000	39,694
		468,312
TOTAL CORPORATE BONDS (Cost $4,207,946)		4,146,651
ASSET-BACKED SECURITIES - 1.3%
American Airlines Group, Inc.
Series 2015-2, 3.60%, 09/22/2027	33,270	32,383
Series 2016-1, 3.58%, 01/15/2028	1,191	1,153
Series 2016-2, 3.20%, 06/15/2028	10,926	10,437
CarMax Auto Owner Trust, Series 2023-3, Class B, 5.47%, 02/15/2029 (Callable 06/15/2027)	100,000	101,816
CNH Equipment Trust, Series 2023-A, Class A4, 4.77%, 10/15/2030 (Callable 12/15/2027)	200,000	201,991
COLT Funding LLC, Series 2021-2, Class A1, 0.92%, 08/25/2066 (Callable 07/25/2025)(c)(e)	119,471	98,824

The accompanying notes are an integral part of these financial statements.

17

Large Company Value Portfolio
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Container Leasing International LLC, Series 2022-1A, Class A, 2.72%, 01/18/2047(c)	$71,813	$65,530
FedEx Corp., Series 2020-1AA, 1.88%, 02/20/2034	80,494	69,148
GLS Auto Receivables Trust, Series 2025-1A, Class C, 5.07%, 11/15/2030 (Callable 11/15/2029)(c)	150,000	151,797
Harley-Davidson Customer Funding Corp., Series 2023-B, Class A4, 5.78%, 04/15/2031 (Callable 02/15/2027)	150,000	153,076
Laurel Road Prime Student Loan Trust, Series 2020-A, Class A2FX, 1.40%, 11/25/2050 (Callable 10/25/2028)(c)	55,409	49,127
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.82%, 06/22/2043 (Callable 07/20/2029)(c)	156,135	146,297
Series 2020-2A, Class A, 1.44%, 08/20/2046 (Callable 09/20/2032)(c)	39,439	33,821
Navient Student Loan Trust
Series 2020-GA, Class A, 1.17%, 09/16/2069 (Callable 03/15/2028)(c)	33,837	31,489
Series 2021-A, Class A, 0.84%, 05/15/2069 (Callable 12/15/2028)(c)	26,197	23,861
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 08/15/2033)(c)	142,003	145,065
OneMain Financial Issuance Trust, Series 2023-1A, Class A, 5.50%, 06/14/2038 (Callable 06/14/2028)(c)	100,000	102,974
Oscar Finance Holdings 2 General, Inc. Association, Series 2021-1A, Class A4, 1.00%, 04/10/2028 (Callable 07/10/2025)(c)	22,100	21,899
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class C, 1.03%, 11/16/2026 (Callable 11/15/2025)(c)	8,499	8,486
Santander Consumer USA Holdings, Inc., Series 2024-4, Class B, 4.93%, 09/17/2029 (Callable 10/15/2027)	100,000	100,660
Santander Consumer USA, Inc., Series 2024-2, Class B, 4.52%, 07/16/2029 (Callable 01/15/2028)	100,000	99,602
SMB Private Education Loan Trust, Series 2020-PTB, Class A2A, 1.60%, 09/15/2054(c)	66,983	62,978

	Par	Value
SoFi Consumer Loan Program Trust, Series 2025-1, Class B, 5.12%, 02/27/2034 (Callable 07/25/2028)(c)	$100,000	$101,026
SoFi Professional Loan Program LLC, Series 2018-B, Class A2FX, 3.34%, 08/25/2047 (Callable 01/25/2026)(c)	4,446	4,424
Sunnova Energy International, Inc., Series 2020-AA, Class A, 2.98%, 06/20/2047 (Callable 06/20/2027)(c)	94,472	81,810
Sunrun, Inc., Series 2020-1A, Class A, 2.21%, 07/31/2051(c)	119,027	106,975
Verus Securitization Trust, Series 2021-3, Class A1, 1.05%, 06/25/2066 (Callable 07/25/2025)(c)(e)	124,917	106,415
World Omni Auto Receivables Trust, Series 2024-C, Class B, 4.68%, 07/15/2030 (Callable 09/15/2027)	100,000	100,351
TOTAL ASSET-BACKED SECURITIES (Cost $2,274,414)		2,213,415
	Shares
REAL ESTATE INVESTMENT TRUSTS - 1.3%
Real Estate - 1.3%
Camden Property Trust	330	37,188
CubeSmart	1,350	57,375
EastGroup Properties, Inc.	810	135,367
Equinix, Inc.	100	79,547
Equity Residential	5,684	383,613
First Industrial Realty Trust, Inc.	1,430	68,826
Millrose Properties, Inc.	945	26,942
Public Storage	95	27,875
SBA Communications Corp.	50	11,742
Simon Property Group, Inc.	3,200	514,432
STAG Industrial, Inc.	1,260	45,713
UDR, Inc.	2,960	120,857
Ventas, Inc.	6,037	381,237
VICI Properties, Inc.	1,310	42,706
Welltower, Inc.	1,198	184,168
		2,117,588
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,116,025)		2,117,588
	Par
COLLATERALIZED LOAN OBLIGATIONS - 1.2%
Benefit Street Partners CLO Ltd., Series 2020-21A, Class A1R, 5.69% (3 mo. Term SOFR + 1.43%), 10/15/2034, (1.17% Floor) (Callable 07/15/2025)(c)	$250,000	250,437

The accompanying notes are an integral part of these financial statements.

18

Large Company Value Portfolio
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
CBAM Ltd., Series 2017-1A, Class AR2, 5.66% (3 mo. Term SOFR + 1.39%), 01/20/2038, (1.39% Floor) (Callable 01/20/2027)(c)	$250,000	$251,470
Empower CLO Ltd., Series 2025-1A, Class A, 5.64% (3 mo. Term SOFR + 1.31%), 07/20/2038, (1.31% Floor) (Callable 07/20/2027)(c)	250,000	250,106
Madison Park Funding Ltd., Series 2016-21A, Class ABRR, 5.92% (3 mo. Term SOFR + 1.66%), 10/15/2032, (1.66% Floor) (Callable 07/15/2025)(c)	250,000	250,165
Neuberger Berman CLO Ltd., Series 2019-34A, Class A1R, 5.51% (3 mo. Term SOFR + 1.24%), 01/20/2035, (1.24% Floor) (Callable 07/20/2025)(c)	246,207	246,453
Octagon Investment Partners Ltd., Series 2020-3A, Class A1R2, 5.62% (3 mo. Term SOFR + 1.36%), 01/15/2038, (1.36% Floor) (Callable 10/15/2026)(c)	250,000	250,126
OHA Loan Funding Ltd., Series 2015-1A, Class AR3, 5.68% (3 mo. Term SOFR + 1.41%), 01/19/2037, (1.15% Floor) (Callable 07/19/2025)(c)	270,000	270,166
Palmer Square CLO Ltd., Series 2019-1A, Class A1R, 5.72% (3 mo. Term SOFR + 1.41%), 11/14/2034, (1.41% Floor) (Callable 08/14/2025)(c)	250,000	250,176
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $2,012,797)		2,019,099
U.S. TREASURY SECURITIES - 0.2%
United States Treasury Note/Bond
3.00%, 07/15/2025	15,000	14,989
4.13%, 06/15/2026	33,600	33,638
0.88%, 09/30/2026	60,200	57,985
1.25%, 11/30/2026	90,100	86,880
1.50%, 01/31/2027	9,900	9,549
2.75%, 04/30/2027	300	295
3.75%, 04/30/2027	20,600	20,598
3.88%, 05/31/2027	64,800	64,954
3.25%, 06/30/2027	500	495
3.75%, 05/15/2028	17,800	17,828
3.88%, 06/15/2028	43,000	43,228
1.25%, 09/30/2028	700	648
4.13%, 10/31/2029	6,000	6,087
4.00%, 06/30/2032	1,000	1,001
2.75%, 08/15/2032	5,100	4,705
4.13%, 11/15/2032	4,300	4,330
3.50%, 02/15/2033	24,600	23,718

	Par	Value
4.25%, 05/15/2035	$14,000	$14,022
4.63%, 02/15/2055	41,000	39,927
TOTAL U.S. TREASURY SECURITIES (Cost $448,571)		444,877
TOTAL INVESTMENTS - 94.4% (Cost $129,745,723)		$156,623,776
Money Market Deposit Account - 3.4%(h)(i)		5,672,143
Other Assets in Excess of Liabilities - 2.2%		3,541,674
TOTAL NET ASSETS - 100.0%		$165,837,593

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SA/NV - Societe Anonime/Naamloze Vennootschap
SE - Societas Europeae
SOFR - Secured Overnight Financing Rate
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $238,745.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $6,493,853 or 3.9% of the Fund’s net assets.

(d)	Interest only security.
(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2025.

(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(g)	Represents less than 0.05% of net assets.
(h)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.24%.

(i)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of June 30, 2025 is $238,856 which represented 0.1% of net assets.

The accompanying notes are an integral part of these financial statements.

19

Large Company Value Portfolio
Schedule of Futures Contracts
June 30, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	2	09/19/2025	$228,531	$5,063
				$5,063

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	(1)	09/19/2025	$112,125	$(2,010)
U.S. Treasury 2 Year Notes	(18)	09/30/2025	3,744,422	(14,677)
U.S. Treasury 5 Year Note	(12)	09/30/2025	1,308,000	(14,461)
U.S. Treasury Long Bonds	(3)	09/19/2025	346,406	(12,447)
U.S. Treasury Ultra Bonds	(4)	09/19/2025	476,500	(20,259)
				$(63,854)
Net Unrealized Appreciation (Depreciation)				$(58,791)

The accompanying notes are an integral part of these financial statements.

20

Large Company Value Portfolio
Schedule of Total Return Swap Contracts
June 30, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Russell 1000 Value Total Return Index	Morgan Stanley	Receive	EFFR + 0.82%	Termination	02/27/2026	$27,435,474	$(217,397)
Net Unrealized Appreciation (Depreciation)							$(217,397)

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2025.
EFFR - Effective Federal Funds Rate was 4.33% as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

21

Small Company Growth Portfolio
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.3%
Communication Services - 2.0%
Cargurus, Inc.(a)	831	$27,814
CuriosityStream, Inc.	494	2,781
EverQuote, Inc. - Class A(a)	1,753	42,387
EW Scripps Co. - Class A(a)	1,274	3,746
Globalstar, Inc.(a)	562	13,235
Gogo, Inc.(a)	953	13,990
Grindr, Inc.(a)	6,776	153,815
IMAX Corp.(a)	3,286	91,877
John Wiley & Sons, Inc. - Class A	569	25,394
MNTN, Inc. - Class A(a)	3,167	69,262
Shutterstock, Inc.(b)	44	834
Travelzoo(a)	793	10,095
Yelp, Inc.(a)	106	3,633
		458,863
Consumer Discretionary - 10.2%
Abercrombie & Fitch Co. - Class A(a)	294	24,358
Academy Sports & Outdoors, Inc.	392	17,566
Adtalem Global Education, Inc.(a)	297	37,787
American Public Education, Inc.(a)	1,426	43,436
Birkenstock Holding PLC(a)	1,380	67,869
Boot Barn Holdings, Inc.(a)	1,090	165,680
Brinker International, Inc.(a)	180	32,459
Cavco Industries, Inc.(a)	12	5,213
Champion Homes, Inc.(a)	1,490	93,289
Coursera, Inc.(a)	113	990
European Wax Center, Inc. - Class A(a)	1,386	7,803
Frontdoor, Inc.(a)	721	42,496
GigaCloud Technology, Inc. - Class A(a)(b)	149	2,947
Groupon, Inc.(a)	525	17,561
Installed Building Products, Inc.	27	4,869
Laureate Education, Inc.(a)	1,335	31,212
LCI Industries	291	26,536
Lincoln Educational Services Corp.(a)	1,961	45,201
Mister Car Wash, Inc.(a)	4,476	26,901
OneSpaWorld Holdings Ltd.	10,639	216,929
Peloton Interactive, Inc. - Class A(a)	1,228	8,522
RealReal Inc/The(a)	1,608	7,702
Rush Street Interactive, Inc.(a)	2,035	30,322
Sabre Corp.(a)	5,385	17,017
Shake Shack, Inc. - Class A(a)	399	56,099
Steven Madden Ltd.	952	22,829
Stride, Inc.(a)	800	116,152
Super Group SGHC Ltd.	7,475	82,001
Texas Roadhouse, Inc.	2,082	390,188
ThredUp, Inc. - Class A(a)	1,474	11,040
TopBuild Corp.(a)	227	73,489
Udemy, Inc.(a)	4,410	31,002
Universal Technical Institute, Inc.(a)	4,591	155,589
Upbound Group, Inc.	1,049	26,330
Urban Outfitters, Inc.(a)	395	28,653

	Shares	Value
Warby Parker, Inc. - Class A(a)	7,711	$169,102
Wingstop, Inc.	450	151,533
Wolverine World Wide, Inc.	816	14,753
Xponential Fitness, Inc. - Class A(a)	256	1,918
		2,305,343
Consumer Staples - 4.7%
Cal-Maine Foods, Inc.	391	38,955
Chefs’ Warehouse, Inc.(a)	1,971	125,770
Herbalife Ltd.(a)	3,821	32,937
J & J Snack Foods Corp.	1,460	165,579
Lancaster Colony Corp.	12	2,073
Natural Grocers by Vitamin Cottage, Inc.	2,779	109,076
Oddity Tech Ltd. - Class A(a)	1,629	122,941
PriceSmart, Inc.	124	13,025
Sprouts Farmers Market, Inc.(a)	1,569	258,320
Vita Coco Co., Inc.(a)	3,060	110,466
Vital Farms, Inc.(a)	2,370	91,292
		1,070,434
Energy - 3.0%
Archrock, Inc.	805	19,988
ChampionX Corp.	322	7,999
Excelerate Energy, Inc. - Class A	9,541	279,742
Gulfport Energy Corp.(a)	19	3,822
Kodiak Gas Services, Inc.	148	5,072
Magnolia Oil & Gas Corp. - Class A	4,070	91,494
Oceaneering International, Inc.(a)	5,760	119,347
Permian Resources Corp.	10,570	143,963
Riley Exploration Permian, Inc.	213	5,587
Sable Offshore Corp.(a)	100	2,198
		679,212
Financials - 10.2%
Artisan Partners Asset Management, Inc. - Class A	1,953	86,577
BancFirst Corp.	280	34,614
Bancorp, Inc.(a)	559	31,846
Bank OZK	2,035	95,767
Cadence Bank	2,710	86,666
Cohen & Steers, Inc.	11	829
Dave, Inc.(a)	496	133,131
Diamond Hill Investment Group, Inc.	44	6,394
EVERTEC, Inc.	626	22,567
First BanCorp/Puerto Rico	1,460	30,412
First Business Financial Services, Inc.	49	2,482
First Financial Bankshares, Inc.	2,254	81,099
First Western Financial, Inc.(a)	354	7,986
Goosehead Insurance, Inc. - Class A	107	11,290
HCI Group, Inc.	232	35,310
Hippo Holdings, Inc.(a)	299	8,351
Home BancShares, Inc.	6,180	175,883
I3 Verticals, Inc. - Class A(a)	4,558	125,254
Lemonade, Inc.(a)	535	23,438

The accompanying notes are an integral part of these financial statements.

22

Small Company Growth Portfolio
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
LendingTree, Inc.(a)	99	$3,670
Marex Group PLC	2,211	87,268
Moelis & Co. - Class A	1,388	86,500
NerdWallet, Inc. - Class A(a)	3,341	36,651
Nicolet Bankshares, Inc.	118	14,571
Northfield Bancorp, Inc.	575	6,601
Oscar Health, Inc. - Class A(a)	1,165	24,978
Pagseguro Digital Ltd. - Class A	7,987	76,995
Palomar Holdings, Inc.(a)	439	67,716
Paymentus Holdings, Inc. - Class A(a)	4,192	137,288
Perella Weinberg Partners	8,185	158,953
Piper Sandler Cos.	316	87,829
PJT Partners, Inc. - Class A	200	33,002
Remitly Global, Inc.(a)	543	10,192
Root, Inc./OH(a)	266	34,040
Selectquote, Inc.(a)	2,700	6,426
ServisFirst Bancshares, Inc.	59	4,573
Sezzle, Inc.(a)	345	61,841
Shore Bancshares, Inc.	347	5,455
SiriusPoint Ltd.(a)	103	2,100
StoneCo Ltd. - Class A(a)	959	15,382
Triumph Financial, Inc.(a)	1,992	109,779
Trupanion, Inc.(a)(b)	78	4,317
TWFG, Inc.(a)	1,168	40,880
Universal Insurance Holdings, Inc.	685	18,995
Upstart Holdings, Inc.(a)	906	58,600
Victory Capital Holdings, Inc. - Class A	1,272	80,988
WisdomTree, Inc.	2,580	29,696
		2,305,182
Health Care - 23.1%
Abeona Therapeutics, Inc.(a)	1,080	6,134
ACADIA Pharmaceuticals, Inc.(a)	1,770	38,179
Accuray, Inc.(a)	4,807	6,586
Adaptive Biotechnologies Corp.(a)	9,140	106,481
Addus HomeCare Corp.(a)	178	20,504
ADMA Biologics, Inc.(a)	14,179	258,200
Akero Therapeutics, Inc.(a)	211	11,259
Alkermes PLC(a)	1,010	28,896
Amneal Pharmaceuticals, Inc.(a)	8,581	69,420
ANI Pharmaceuticals, Inc.(a)	2,700	176,175
Apogee Therapeutics, Inc.(a)	187	8,121
Arcellx, Inc.(a)	491	32,332
Arcutis Biotherapeutics, Inc.(a)	1,066	14,945
Ardent Health, Inc.(a)	812	11,092
Arrowhead Pharmaceuticals, Inc.(a)	1,911	30,194
Artivion, Inc.(a)	2,857	88,853
Arvinas, Inc.(a)	1,101	8,103
Aurinia Pharmaceuticals, Inc.(a)	2,017	17,084
Avadel Pharmaceuticals PLC(a)	2,475	21,904
Axsome Therapeutics, Inc.(a)	84	8,769
Beta Bionics, Inc.(a)	3,192	46,475
BioCryst Pharmaceuticals, Inc.(a)	6,900	61,824

	Shares	Value
Biote Corp.(a)	2,224	$8,940
Blueprint Medicines Corp.(a)	321	41,146
Bridgebio Pharma, Inc.(a)	426	18,395
BrightSpring Health Services, Inc.(a)	1,112	26,232
CareDx, Inc.(a)	1,705	33,316
Catalyst Pharmaceuticals, Inc.(a)	3,708	80,464
Ceribell, Inc.(a)	2,230	41,768
Cerus Corp.(a)	14,117	19,905
CG oncology, Inc.(a)	307	7,982
Chemed Corp.	435	211,815
ChromaDex Corp.(a)	438	6,312
Coherus Biosciences, Inc.(a)	1,593	1,165
Collegium Pharmaceutical, Inc.(a)	805	23,804
Community Health Systems, Inc.(a)	688	2,339
Concentra Group Holdings Parent, Inc.	801	16,477
CONMED Corp.	403	20,988
Corcept Therapeutics, Inc.(a)	192	14,093
Crinetics Pharmaceuticals, Inc.(a)	239	6,874
Delcath Systems, Inc.(a)	529	7,194
Dianthus Therapeutics, Inc.(a)	228	4,248
Dynavax Technologies Corp.(a)	711	7,053
Enhabit, Inc.(a)	601	5,794
Ensign Group, Inc.	604	93,173
Esperion Therapeutics, Inc.(a)(b)	1,347	1,326
Foghorn Therapeutics, Inc.(a)	347	1,631
GeneDx Holdings Corp.(a)	738	68,125
Geron Corp.(a)	1,198	1,689
Halozyme Therapeutics, Inc.(a)	1,490	77,510
Harmony Biosciences Holdings, Inc.(a)	722	22,815
Harrow, Inc.(a)	900	27,486
HealthEquity, Inc.(a)	2,367	247,967
Heron Therapeutics, Inc.(a)(b)	2,266	4,691
Hims & Hers Health, Inc.(a)(b)	1,335	66,550
Immunome, Inc.(a)	1,920	17,856
Innoviva, Inc.(a)	628	12,616
Insmed, Inc.(a)	443	44,584
Iovance Biotherapeutics, Inc.(a)(b)	1,176	2,023
iRhythm Technologies, Inc.(a)	15	2,309
Ironwood Pharmaceuticals, Inc.(a)	8,855	6,351
Kestra Medical Technologies Ltd.(a)	2,312	38,333
Krystal Biotech, Inc.(a)	575	79,039
Lantheus Holdings, Inc.(a)	313	25,622
LeMaitre Vascular, Inc.	2,625	218,006
LENZ Therapeutics, Inc.(a)	1,005	29,457
LifeMD, Inc.(a)	684	9,316
LifeStance Health Group, Inc.(a)	663	3,428
Ligand Pharmaceuticals, Inc.(a)	1,540	175,067
Madrigal Pharmaceuticals, Inc.(a)	142	42,975
MannKind Corp.(a)	10,794	40,370
Medpace Holdings, Inc.(a)	548	171,995
Merit Medical Systems, Inc.(a)	1,535	143,492
Mesa Laboratories, Inc.	1,143	107,693
Mind Medicine MindMed, Inc.(a)	1,404	9,112
Mirum Pharmaceuticals, Inc.(a)	2,815	143,255

The accompanying notes are an integral part of these financial statements.

23

Small Company Growth Portfolio
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
NeuroPace, Inc.(a)	3,100	$34,534
Novavax, Inc.(a)(b)	663	4,177
Novocure Ltd.(a)	1,035	18,423
Omada Health, Inc.(a)	2,136	39,089
OptimizeRx Corp.(a)	435	5,872
Option Care Health, Inc.(a)	305	9,906
Organogenesis Holdings, Inc.(a)	285	1,043
Owens & Minor, Inc.(a)	1,170	10,647
Pacira BioSciences, Inc.(a)	287	6,859
Phibro Animal Health Corp. - Class A	480	12,259
Phreesia, Inc.(a)	2,369	67,422
Privia Health Group, Inc.(a)	1,370	31,510
PROCEPT BioRobotics Corp.(a)	1,397	80,467
PTC Therapeutics, Inc.(a)	1,157	56,508
Puma Biotechnology, Inc.(a)	1,918	6,579
Repligen Corp.(a)	1,230	152,987
Rhythm Pharmaceuticals, Inc.(a)	1,579	99,777
Rigel Pharmaceuticals, Inc.(a)	929	17,400
Rocket Pharmaceuticals, Inc.(a)	756	1,852
Scholar Rock Holding Corp.(a)	3,858	136,650
Simulations Plus, Inc.	2,260	39,437
Soleno Therapeutics, Inc.(a)	1,217	101,960
SpringWorks Therapeutics, Inc.(a)	220	10,338
Stevanato Group SpA	9,567	233,722
Supernus Pharmaceuticals, Inc.(a)	472	14,877
Tarsus Pharmaceuticals, Inc.(a)	3,673	148,793
TG Therapeutics, Inc.(a)	423	15,224
TransMedics Group, Inc.(a)	611	81,880
Travere Therapeutics, Inc.(a)	2,346	34,721
Trevi Therapeutics, Inc.(a)	333	1,821
Twist Bioscience Corp.(a)	331	12,177
UFP Technologies, Inc.(a)	325	79,352
Vaxcyte, Inc.(a)	828	26,918
Veracyte, Inc.(a)	484	13,083
Verastem, Inc.(a)	784	3,254
Viking Therapeutics, Inc.(a)	138	3,657
WaVe Life Sciences Ltd.(a)	286	1,859
Xencor, Inc.(a)	2,398	18,848
Xeris Biopharma Holdings, Inc.(a)	398	1,859
		5,251,437
Industrials - 21.7%
AAON, Inc.	3,160	233,050
American Superconductor Corp.(a)	447	16,400
Amprius Technologies, Inc.(a)	2,006	8,445
Archer Aviation, Inc. - Class A(a)	4,126	44,767
Argan, Inc.	947	208,795
Aris Water Solutions, Inc. - Class A	6,749	159,614
Array Technologies, Inc.(a)(b)	965	5,693
Astronics Corp.(a)	125	4,185
Bloom Energy Corp. - Class A(a)	628	15,022
Blue Bird Corp.(a)(b)	622	26,846
Bowman Consulting Group Ltd.(a)	241	6,929

	Shares	Value
Brookfield Business Corp.	93	$2,902
Casella Waste Systems, Inc. - Class A(a)	2,175	250,951
Chart Industries, Inc.(a)	203	33,424
Comfort Systems USA, Inc.	20	10,724
Construction Partners, Inc. - Class A(a)	308	32,734
CRA International, Inc.	741	138,841
CSW Industrials, Inc.	113	32,412
DXP Enterprises, Inc.(a)	33	2,892
Dycom Industries, Inc.(a)	105	25,661
EMCOR Group, Inc.	7	3,744
ESCO Technologies, Inc.	498	95,551
ExlService Holdings, Inc.(a)	1,357	59,423
Exponent, Inc.	131	9,787
Federal Signal Corp.	3,921	417,273
Frontier Group Holdings, Inc.(a)	1,581	5,739
FTAI Aviation Ltd.	142	16,336
Gibraltar Industries, Inc.(a)	75	4,425
Granite Construction, Inc.	937	87,619
Griffon Corp.	441	31,915
Healthcare Services Group, Inc.(a)	152	2,285
Herc Holdings, Inc.	98	12,906
Huron Consulting Group, Inc.(a)	885	121,723
Innodata, Inc.(a)	123	6,300
Insteel Industries, Inc.	1,101	40,968
Interface, Inc.	530	11,093
John Bean Technologies Corp.	281	33,793
Kratos Defense & Security Solutions, Inc.(a)	2,649	123,046
Legalzoom.com, Inc.(a)	3,984	35,497
Leonardo DRS, Inc.	478	22,217
Limbach Holdings, Inc.(a)	794	111,239
Liquidity Services, Inc.(a)	445	10,498
McGrath RentCorp	68	7,885
Mercury Systems, Inc.(a)	1,353	72,873
MSA Safety, Inc.	560	93,817
Mueller Industries, Inc.	1,045	83,046
Mueller Water Products, Inc. - Class A	3,543	85,174
MYR Group, Inc.(a)	33	5,988
NEXTracker, Inc. - Class A(a)	1,947	105,858
NuScale Power Corp.(a)	830	32,835
Paylocity Holding Corp.(a)	1,310	237,359
Pitney Bowes, Inc.	3,204	34,956
Planet Labs PBC(a)	346	2,111
Powell Industries, Inc.	353	74,289
Primoris Services Corp.	2,461	191,810
REV Group, Inc.	1,101	52,397
Rocket Lab Corp.(a)	101	3,613
Saia, Inc.(a)	430	117,816
Simpson Manufacturing Co., Inc.	850	132,013
Sterling Infrastructure, Inc.(a)	1,084	250,111
Sun Country Airlines Holdings, Inc.(a)	2,195	25,791
TAT Technologies Ltd.(a)	2,502	76,411
Tecnoglass, Inc.	108	8,355
UL Solutions, Inc.	3,085	224,773

The accompanying notes are an integral part of these financial statements.

24

Small Company Growth Portfolio
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
Upwork, Inc.(a)	3,721	$50,010
Voyager Technologies, Inc. - Class A(a)	933	36,620
VSE Corp.	609	79,767
Watts Water Technologies, Inc. - Class A	34	8,360
Willdan Group, Inc.(a)	1,849	115,581
WillScot Mobile Mini Holdings Corp.	5,894	161,496
Zurn Elkay Water Solutions Corp.	950	34,742
		4,929,521
Information Technology - 20.0%
ACI Worldwide, Inc.(a)	753	34,570
ACM Research, Inc. - Class A(a)	1,018	26,366
Advanced Energy Industries, Inc.	752	99,640
Agilysys, Inc.(a)	893	102,374
Alarm.com Holdings, Inc.(a)	315	17,820
Alkami Technology, Inc.(a)	3,039	91,595
Ambarella, Inc.(a)(b)	765	50,540
Amplitude, Inc. - Class A(a)	3,439	42,644
Appfolio, Inc. - Class A(a)	1,020	234,886
Arlo Technologies, Inc.(a)	1,879	31,868
Asana, Inc. - Class A(a)	676	9,126
AudioEye, Inc.(a)	1,029	11,988
AvePoint, Inc.(a)	1,867	36,052
Backblaze, Inc. - Class A(a)	407	2,238
Badger Meter, Inc.	496	121,495
Bel Fuse, Inc. - Class B	624	60,959
Belden, Inc.	89	10,306
Calix, Inc.(a)	1,974	104,997
Cleanspark, Inc.(a)(b)	2,844	31,369
Clear Secure, Inc. - Class A	999	27,732
Clearwater Analytics Holdings, Inc. - Class A(a)	2,304	50,527
Commvault Systems, Inc.(a)	687	119,765
Core Scientific, Inc.(a)	7,944	135,604
Corsair Gaming, Inc.(a)	282	2,659
Credo Technology Group Holding Ltd.(a)	1,674	154,996
DigitalOcean Holdings, Inc.(a)	720	20,563
D-Wave Quantum, Inc.(a)(b)	3,770	55,193
Evolv Technologies Holdings, Inc.(a)	3,457	21,572
Fabrinet(a)	439	129,365
Fastly, Inc. - Class A(a)	267	1,885
Freshworks, Inc. - Class A(a)	2,145	31,982
Grid Dynamics Holdings, Inc.(a)	4,175	48,221
Guidewire Software, Inc.(a)	905	213,082
Impinj, Inc.(a)	113	12,551
indie Semiconductor, Inc. - Class A(a)(b)	2,656	9,455
InterDigital, Inc.	496	111,218
IonQ, Inc.(a)	1,094	47,009
Itron, Inc.(a)	759	99,907
Life360, Inc.(a)	2,255	147,139
MARA Holdings, Inc.(a)	1,127	17,671

	Shares	Value
Monday.com Ltd.(a)	420	$132,082
nCino, Inc.(a)	3,675	102,790
NCR Voyix Corp.(a)	179	2,100
OneSpan, Inc.	1,661	27,722
Opera Ltd. - ADR	5,898	111,472
OSI Systems, Inc.(a)	476	107,033
Ouster, Inc.(a)	1,013	24,565
Pagaya Technologies Ltd. - Class A(a)	302	6,439
PAR Technology Corp.(a)	1,457	101,072
PDF Solutions, Inc.(a)	4,655	99,524
Pegasystems, Inc.	8,118	439,427
Porch Group, Inc.(a)	935	11,024
Power Integrations, Inc.	252	14,087
PROS Holdings, Inc.(a)	412	6,452
Q2 Holdings, Inc.(a)	443	41,460
Qualys, Inc.(a)	790	112,867
Rambus, Inc.(a)	2,012	128,808
Red Violet, Inc.	1,823	89,692
Semtech Corp.(a)	913	41,213
Silicon Laboratories, Inc.(a)	34	5,010
SiTime Corp.(a)	243	51,778
SoundHound AI, Inc. - Class A(a)(b)	1,809	19,411
Sprout Social, Inc. - Class A(a)	648	13,550
SPS Commerce, Inc.(a)	13	1,769
Synaptics, Inc.(a)	253	16,399
Tenable Holdings, Inc.(a)	1,239	41,853
Viant Technology, Inc. - Class A(a)	2,326	30,773
Weave Communications, Inc.(a)	3,501	29,128
WM Technology, Inc.(a)	9,160	8,207
Workiva, Inc.(a)	2,024	138,543
Yext, Inc.(a)	563	4,786
		4,539,965
Materials - 1.5%
Ardagh Metal Packaging SA	3,152	13,491
Balchem Corp.	502	79,918
Carpenter Technology Corp.	313	86,507
Coeur Mining, Inc.(a)	2,087	18,491
Ferroglobe Representation & Warranty Insurance Trust(a)(c)	840	0
Hawkins, Inc.	416	59,114
Hecla Mining Co.	3,221	19,294
Kaiser Aluminum Corp.	177	14,142
Myers Industries, Inc.	2,497	36,181
Novagold Resources, Inc.(a)	647	2,646
		329,784
Real Estate - 0.6%
Compass, Inc. - Class A(a)	3,036	19,066
Jones Lang LaSalle, Inc.(a)	360	92,081
St Joe Co.	458	21,846
		132,993

The accompanying notes are an integral part of these financial statements.

25

Small Company Growth Portfolio
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Utilities - 0.3%
Brookfield Infrastructure Corp. - Class A	601	$25,002
Middlesex Water Co.	231	12,515
Otter Tail Corp.	396	30,528
York Water Co.	190	6,004
		74,049
TOTAL COMMON STOCKS (Cost $18,077,234)		22,076,783
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Real Estate - 0.5%
CareTrust REIT, Inc.	1,864	57,038
Phillips Edison & Co., Inc.	259	9,073
Postal Realty Trust, Inc. - Class A	913	13,448
Tanger, Inc.	722	22,079
		101,638
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $94,881)		101,638
TOTAL INVESTMENTS - 97.8% (Cost $18,172,115)		$22,178,421
Money Market Deposit Account - 2.8%(d)(e)		636,312
Liabilities in Excess of Other Assets - (0.6)%		(132,397)
TOTAL NET ASSETS - 100.0%		$22,682,336

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $224,780.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2025.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.24%.

(e)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of June 30, 2025 is $227,997 which represented 1.0% of net assets.

The accompanying notes are an integral part of these financial statements.

26

Small Company Value Portfolio
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 90.6%
Communication Services - 0.8%
AMC Entertainment Holdings, Inc.(a)	9,340	$28,954
AST SpaceMobile, Inc.(a)(b)	370	17,290
Bumble, Inc. - Class A(a)	1,130	7,447
Emerald Holding, Inc.	1,150	5,577
EW Scripps Co. - Class A(a)	2,770	8,144
John Wiley & Sons, Inc. - Class A	300	13,389
Lumen Technologies, Inc.(a)	750	3,285
National CineMedia, Inc.	1,040	5,039
Shutterstock, Inc.(b)	1,590	30,146
Stagwell, Inc.(a)	2,600	11,700
TEGNA, Inc.	1,370	22,961
ZoomInfo Technologies, Inc.(a)	1,590	16,091
		170,023
Consumer Discretionary - 11.2%
Academy Sports & Outdoors, Inc.	450	20,164
Accel Entertainment, Inc.(a)	1,490	17,537
Adient PLC(a)	2,523	49,098
Adtalem Global Education, Inc.(a)	436	55,472
Advance Auto Parts, Inc.	1,040	48,350
American Axle & Manufacturing Holdings, Inc.(a)	2,470	10,078
American Eagle Outfitters, Inc.	3,918	37,691
Asbury Automotive Group, Inc.(a)	50	11,927
Beazer Homes USA, Inc.(a)	270	6,040
Bloomin’ Brands, Inc.	3,220	27,724
Brunswick Corp.	590	32,592
Carter’s, Inc.	330	9,943
Century Communities, Inc.	1,406	79,186
Citi Trends, Inc.(a)	300	10,017
Dana, Inc.	5,800	99,470
Dave & Buster’s Entertainment, Inc.(a)	300	9,024
Denny’s Corp.(a)	5,230	21,443
Designer Brands, Inc. - Class A(b)	3,580	8,520
El Pollo Loco Holdings, Inc.(a)	1,260	13,873
European Wax Center, Inc. - Class A(a)	4,140	23,308
EVgo, Inc.(a)	1,130	4,125
Flexsteel Industries, Inc.	1,120	40,354
Fox Factory Holding Corp.(a)	1,650	42,801
Garrett Motion, Inc.	2,600	27,326
Gentex Corp.	1,320	29,027
G-III Apparel Group Ltd.(a)	560	12,544
Goodyear Tire & Rubber Co.(a)	2,780	28,829
Green Brick Partners, Inc.(a)	766	48,166
Group 1 Automotive, Inc.	50	21,835
Groupon, Inc.(a)	120	4,014
Harley-Davidson, Inc.	1,240	29,264
Haverty Furniture Cos., Inc.	1,190	24,217
Helen of Troy Ltd.(a)	740	21,001
Hilton Grand Vacations, Inc.(a)	700	29,071
International Game Technology PLC	1,780	28,142
Johnson Outdoors, Inc. - Class A	1,831	55,424

	Shares	Value
KB Home	1,894	$100,325
Laureate Education, Inc.(a)	2,030	47,461
LCI Industries	580	52,890
Lear Corp.	350	33,243
Legacy Housing Corp.(a)	630	14,276
Leggett & Platt, Inc.	1,850	16,502
LGI Homes, Inc.(a)	230	11,850
Lindblad Expeditions Holdings, Inc.(a)	702	8,192
M/I Homes, Inc.(a)	614	68,842
MarineMax, Inc.(a)	600	15,084
Marriott Vacations Worldwide Corp.	480	34,709
Monarch Casino & Resort, Inc.	260	22,474
Monro, Inc.	680	10,139
ODP Corp.(a)	1,710	31,002
OneWater Marine, Inc. - Class A(a)	1,300	17,407
Oxford Industries, Inc.	560	22,540
Papa John’s International, Inc.	210	10,277
Perdoceo Education Corp.	865	28,277
PetMed Express, Inc.(a)	1,060	3,519
Phinia, Inc.	330	14,682
Polaris, Inc.	730	29,675
PVH Corp.	210	14,406
RealReal Inc/The(a)	2,010	9,628
Red Rock Resorts, Inc. - Class A	7,591	394,960
Rocky Brands, Inc.	2,390	53,034
Sabre Corp.(a)	5,070	16,021
Signet Jewelers Ltd.	370	29,433
Sonic Automotive, Inc. - Class A	480	38,366
Steven Madden Ltd.	980	23,500
Strategic Education, Inc.	40	3,405
Taylor Morrison Home Corp.(a)	906	55,647
Thor Industries, Inc.	250	22,202
Travel + Leisure Co.	610	31,482
Tri Pointe Homes, Inc.(a)	675	21,566
United Parks & Resorts, Inc.(a)	590	27,819
Upbound Group, Inc.	2,030	50,953
Urban Outfitters, Inc.(a)	800	58,032
Visteon Corp.(a)	270	25,191
Worthington Enterprises, Inc.	420	26,729
Xponential Fitness, Inc. - Class A(a)	858	6,426
		2,539,763
Consumer Staples - 3.5%
Andersons, Inc.	570	20,947
Cal-Maine Foods, Inc.	416	41,446
Central Garden & Pet Co.(a)	380	13,368
Edgewell Personal Care Co.	490	11,471
Energizer Holdings, Inc.	460	9,274
Hain Celestial Group, Inc.(a)	4,490	6,825
Herbalife Ltd.(a)	4,840	41,721
HF Foods Group, Inc.(a)	2,242	7,130
Interparfums, Inc.	70	9,192
John B Sanfilippo & Son, Inc.	320	20,237
Lancaster Colony Corp.	479	82,757

The accompanying notes are an integral part of these financial statements.

27

Small Company Value Portfolio
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Consumer Staples - (Continued)
Mama’s Creations, Inc.(a)	9,644	$80,045
MGP Ingredients, Inc.	230	6,893
Mission Produce, Inc.(a)	359	4,207
Oil-Dri Corp. of America	2,829	166,883
Post Holdings, Inc.(a)	726	79,156
PriceSmart, Inc.	400	42,016
Primo Brands Corp.	640	18,957
United Natural Foods, Inc.(a)	1,000	23,310
Utz Brands, Inc.	6,357	79,780
Village Super Market, Inc. - Class A	424	16,324
WK Kellogg Co.	1,350	21,519
		803,458
Energy - 6.3%
Baytex Energy Corp.	15,193	27,195
Berry Corp.	2,810	7,784
Cactus, Inc. - Class A	350	15,302
California Resources Corp.	1,149	52,475
Calumet, Inc.(a)	270	4,254
Centrus Energy Corp. - Class A(a)	798	146,178
Civitas Resources, Inc.	4,955	136,362
Clean Energy Fuels Corp.(a)	5,880	11,466
Core Laboratories, Inc.	990	11,405
Crescent Energy Co. - Class A	2,910	25,026
CVR Energy, Inc.	1,450	38,932
Delek US Holdings, Inc.	1,300	27,534
Dorian LPG Ltd.	590	14,384
Excelerate Energy, Inc. - Class A	550	16,126
Expro Group Holdings NV(a)	3,670	31,525
Green Plains, Inc.(a)	3,230	19,477
Innovex International, Inc.(a)	4,170	65,135
International Seaways, Inc.	430	15,686
Kinetik Holdings, Inc.	590	25,989
Kodiak Gas Services, Inc.	470	16,107
Kosmos Energy Ltd.(a)	17,340	29,825
Liberty Energy, Inc.	1,910	21,927
Magnolia Oil & Gas Corp. - Class A	3,502	78,725
Matador Resources Co.	50	2,386
Murphy Oil Corp.	1,230	27,675
National Energy Services Reunited Corp.(a)(b)	2,120	12,762
Newpark Resources, Inc.(a)	3,950	33,615
NextDecade Corp.(a)	3,720	33,145
Northern Oil & Gas, Inc.	1,790	50,746
NOV, Inc.	2,140	26,600
Oceaneering International, Inc.(a)	462	9,573
Oil States International, Inc.(a)	7,910	42,398
Par Pacific Holdings, Inc.(a)	1,400	37,142
Patterson-UTI Energy, Inc.	744	4,412
PBF Energy, Inc. - Class A	1,610	34,889
ProFrac Holding Corp. - Class A(a)(b)	2,400	18,624
ProPetro Holding Corp.(a)	3,860	23,044
REX American Resources Corp.(a)	715	34,828

	Shares	Value
RPC, Inc.	4,286	$20,273
Select Water Solutions, Inc.	2,310	19,958
Talos Energy, Inc.(a)	5,350	45,368
Tidewater, Inc.(a)	260	11,994
Transocean Ltd.(a)	5,990	15,514
VAALCO Energy, Inc.	7,110	25,667
Valaris Ltd.(a)	100	4,211
Vital Energy, Inc.(a)(b)	1,600	25,744
World Kinect Corp.	1,160	32,886
		1,432,273
Financials - 28.3%(c)
1st Source Corp.	1,580	98,071
Alerus Financial Corp.	2,147	46,461
Ambac Financial Group, Inc.(a)	1,420	10,082
Amerant Bancorp, Inc.	1,070	19,506
Arrow Financial Corp.	320	8,454
Artisan Partners Asset Management, Inc. - Class A	980	43,443
Associated Banc-Corp.	1,160	28,292
Assured Guaranty Ltd.	175	15,242
Banc of California, Inc.	2,082	29,252
BancFirst Corp.	1,011	124,980
Banco Latinoamericano de Comercio Exterior SA	1,655	66,696
Bancorp, Inc.(a)	633	36,062
Bank of Marin Bancorp	390	8,908
Bank of NT Butterfield & Son Ltd.	258	11,424
Bank OZK	5,488	258,265
Bank7 Corp.	1,820	76,131
BankUnited, Inc.	2,370	84,348
BayCom Corp.	360	9,976
Berkshire Hills Bancorp, Inc.	1,632	40,865
BGC Group, Inc. - Class A	4,722	48,306
BOK Financial Corp.	895	87,379
Bread Financial Holdings, Inc.	1,738	99,275
Bridgewater Bancshares, Inc.(a)	550	8,750
Brookline Bancorp, Inc.	2,450	25,847
Burke & Herbert Financial Services Corp.	250	14,933
Cadence Bank	1,190	38,056
California BanCorp(a)	510	8,038
Camden National Corp.	360	14,609
Capital Bancorp, Inc.	260	8,731
Capitol Federal Financial, Inc.	4,580	27,938
Carter Bankshares, Inc.(a)	530	9,190
Cass Information Systems, Inc.	380	16,511
Cathay General Bancorp	890	40,522
Central Pacific Financial Corp.	820	22,985
City Holding Co.	117	14,323
Civista Bancshares, Inc.	510	11,832
Claros Mortgage Trust, Inc.	4,390	12,511
CNB Financial Corp.	630	14,402
CNO Financial Group, Inc.	680	26,234
Colony Bankcorp, Inc.	780	12,847

The accompanying notes are an integral part of these financial statements.

28

Small Company Value Portfolio
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
Columbia Banking System, Inc.	870	$20,341
Community Financial System, Inc.	624	35,487
Community Trust Bancorp, Inc.	475	25,137
ConnectOne Bancorp, Inc.	1,556	36,037
CVB Financial Corp.	2,366	46,823
Diamond Hill Investment Group, Inc.	120	17,437
Dime Community Bancshares, Inc.	490	13,201
Eagle Bancorp Montana, Inc.	592	9,869
Eagle Bancorp, Inc.	1,330	25,908
Employers Holdings, Inc.	950	44,821
Enact Holdings, Inc.	990	36,778
Encore Capital Group, Inc.(a)	330	12,774
Enova International, Inc.(a)	426	47,508
Enterprise Financial Services Corp.	400	22,040
Esquire Financial Holdings, Inc.	457	43,260
Essent Group Ltd.	475	28,847
Euronet Worldwide, Inc.(a)	270	27,373
F&G Annuities & Life, Inc.	760	24,305
Farmers National Banc Corp.	377	5,199
FB Financial Corp.	469	21,246
Federated Hermes, Inc.	685	30,359
Financial Institutions, Inc.	880	22,598
First BanCorp/Puerto Rico	1,910	39,785
First Busey Corp.	1,331	30,460
First Commonwealth Financial Corp.	3,110	50,475
First Financial Bancorp	1,196	29,015
First Financial Corp.	888	48,121
First Foundation, Inc.(a)	3,890	19,839
First Hawaiian, Inc.	1,170	29,203
First Internet Bancorp	360	9,684
First Interstate BancSystem, Inc. - Class A	740	21,327
First Merchants Corp.	717	27,461
First Mid Bancshares, Inc.	250	9,372
First Western Financial, Inc.(a)	2,021	45,594
Five Star Bancorp	110	3,139
Flushing Financial Corp.	2,120	25,186
Fulton Financial Corp.	3,750	67,650
Genworth Financial, Inc. - Class A(a)	5,681	44,198
Glacier Bancorp, Inc.	2,330	100,376
Great Southern Bancorp, Inc.	220	12,932
Green Dot Corp. - Class A(a)	650	7,007
Hamilton Lane, Inc. - Class A	240	34,109
Hancock Whitney Corp.	3,195	183,393
Hanmi Financial Corp.	1,250	30,850
Hanover Insurance Group, Inc.	160	27,179
HBT Financial, Inc.	1,280	32,269
Heritage Commerce Corp.	3,240	32,173
Heritage Financial Corp.	600	14,304
Hilltop Holdings, Inc.	940	28,529
Hingham Institution for Savings	90	22,351
Home Bancorp, Inc.	100	5,178

	Shares	Value
Home BancShares, Inc.	5,131	$146,028
HomeStreet, Inc.(a)	690	9,018
Hope Bancorp, Inc.	2,620	28,113
Horace Mann Educators Corp.	630	27,071
Horizon Bancorp, Inc.	1,410	21,686
Independent Bank Corp.	1,739	109,357
International Bancshares Corp.	1,909	127,063
International General Insurance Holdings Ltd.	5,122	123,030
International Money Express, Inc.(a)	1,420	14,328
Kearny Financial Corp.	3,010	19,445
Kemper Corp.	460	29,688
LendingTree, Inc.(a)	250	9,268
Lincoln National Corp.	520	17,992
Live Oak Bancshares, Inc.	6,955	207,259
Mercantile Bank Corp.	330	15,315
Merchants Bancorp	770	25,464
Mercury General Corp.	160	10,774
MGIC Investment Corp.	820	22,829
Mid Penn Bancorp, Inc.	330	9,306
Midland States Bancorp, Inc.	2,610	45,205
MidWestOne Financial Group, Inc.	500	14,385
Moelis & Co. - Class A	240	14,957
Mr Cooper Group, Inc.(a)	1,626	242,615
Navient Corp.	2,150	30,315
NB Bancorp, Inc.(a)	1,230	21,968
NBT Bancorp, Inc.	172	7,147
Nelnet, Inc. - Class A	770	93,262
New York Community Bancorp, Inc.	2,600	27,560
Nicolet Bankshares, Inc.	260	32,105
NMI Holdings, Inc. - Class A(a)	1,035	43,667
Northeast Bank	91	8,098
Northfield Bancorp, Inc.	2,470	28,356
Northrim BanCorp, Inc.	242	22,569
OceanFirst Financial Corp.	1,620	28,528
OFG Bancorp	1,245	53,286
Origin Bancorp, Inc.	620	22,159
Orrstown Financial Services, Inc.	565	17,984
Pacific Premier Bancorp, Inc.	1,260	26,573
Pagseguro Digital Ltd. - Class A	5,920	57,069
Pathward Financial, Inc.	138	10,919
Peapack-Gladstone Financial Corp.	720	20,340
Peoples Financial Services Corp.	150	7,406
Ponce Financial Group, Inc.(a)	540	7,474
PRA Group, Inc.(a)	1,730	25,518
Preferred Bank	1,445	125,058
Provident Financial Services, Inc.	1,685	29,538
Radian Group, Inc.	820	29,536
RBB Bancorp	450	7,744
S&T Bancorp, Inc.	725	27,420
Selective Insurance Group, Inc.	220	19,063
Selectquote, Inc.(a)	5,730	13,637
ServisFirst Bancshares, Inc.	611	47,359
Shore Bancshares, Inc.	502	7,891

The accompanying notes are an integral part of these financial statements.

29

Small Company Value Portfolio
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
Sierra Bancorp	260	$7,719
Silvercrest Asset Management Group, Inc. - Class A	3,340	52,972
Simmons First National Corp. - Class A	1,420	26,923
SLM Corp.	1,100	36,069
South Plains Financial, Inc.	260	9,370
Southern Missouri Bancorp, Inc.	270	14,791
Southern States Bancshares, Inc.	850	30,914
Southside Bancshares, Inc.	410	12,066
SouthState Corp.	440	40,493
Stewart Information Services Corp.	290	18,879
StoneCo Ltd. - Class A(a)	320	5,133
StoneX Group, Inc.(a)	485	44,203
Tompkins Financial Corp.	280	17,564
Towne Bank	290	9,912
TriCo Bancshares	550	22,270
Triumph Financial, Inc.(a)	4,435	244,413
TrustCo Bank Corp. NY	750	25,065
UMB Financial Corp.	229	24,082
United Bankshares, Inc.	648	23,607
United Fire Group, Inc.	1,010	28,987
Universal Insurance Holdings, Inc.	579	16,056
Univest Financial Corp.	780	23,431
Valley National Bancorp	2,380	21,253
Veritex Holdings, Inc.	1,100	28,710
Virtus Investment Partners, Inc.	170	30,838
WaFd, Inc.	1,013	29,661
Washington Trust Bancorp, Inc.	970	27,432
WesBanco, Inc.	936	29,606
Westamerica BanCorp	646	31,292
Western Union Co.	2,570	21,639
WEX, Inc.(a)	220	32,316
White Mountains Insurance Group Ltd.	14	25,140
World Acceptance Corp.(a)	290	47,885
		6,458,620
Health Care - 6.4%
Acadia Healthcare Co., Inc.(a)	1,190	27,001
Accuray, Inc.(a)	2,470	3,384
Akero Therapeutics, Inc.(a)	106	5,656
Alkermes PLC(a)	400	11,444
Amneal Pharmaceuticals, Inc.(a)	4,010	32,441
Amphastar Pharmaceuticals, Inc.(a)	810	18,598
ANI Pharmaceuticals, Inc.(a)	200	13,050
Ardent Health, Inc.(a)	650	8,879
Arvinas, Inc.(a)	600	4,416
Astrana Health, Inc.(a)	8,247	205,185
Aurinia Pharmaceuticals, Inc.(a)	2,910	24,648
Avanos Medical, Inc.(a)	7,853	96,121
Aveanna Healthcare Holdings, Inc.(a)	593	3,101
Azenta, Inc.(a)	430	13,235
BioCryst Pharmaceuticals, Inc.(a)	2,230	19,981
Biote Corp.(a)	5,767	23,183

	Shares	Value
CareDx, Inc.(a)	1,240	$24,230
Catalyst Pharmaceuticals, Inc.(a)	409	8,875
Coherus Biosciences, Inc.(a)	3,110	2,274
Concentra Group Holdings Parent, Inc.	1,175	24,170
Editas Medicine, Inc.(a)	4,852	10,674
Embecta Corp.	1,160	11,240
Enhabit, Inc.(a)	3,620	34,897
Envista Holdings Corp.(a)	760	14,850
Fortrea Holdings, Inc.(a)	1,070	5,286
Fulcrum Therapeutics, Inc.(a)	620	4,266
Heron Therapeutics, Inc.(a)(b)	4,030	8,342
Inmode Ltd.(a)	1,810	26,136
Innoviva, Inc.(a)	1,542	30,979
Intellia Therapeutics, Inc.(a)	1,820	17,072
Ironwood Pharmaceuticals, Inc.(a)	10,741	7,703
Kodiak Sciences, Inc.(a)	1,320	4,924
Korro Bio, Inc.(a)	230	2,873
Kura Oncology, Inc.(a)	1,310	7,559
LivaNova Plc(a)	690	31,064
MannKind Corp.(a)	6,930	25,918
Mesa Laboratories, Inc.	1,106	104,207
Monte Rosa Therapeutics, Inc.(a)	2,110	9,516
National Research Corp.	370	6,216
Nkarta, Inc.(a)	2,560	4,250
Novavax, Inc.(a)(b)	870	5,481
Omnicell, Inc.(a)	200	5,880
Option Care Health, Inc.(a)	320	10,394
Organogenesis Holdings, Inc.(a)	880	3,221
Owens & Minor, Inc.(a)	3,240	29,484
Pacific Biosciences of California, Inc.(a)	3,590	4,452
Pacira BioSciences, Inc.(a)	427	10,205
PACS Group, Inc.(a)	430	5,556
Pediatrix Medical Group, Inc.(a)	980	14,063
Phibro Animal Health Corp. - Class A	700	17,878
Prothena Corp. PLC(a)	830	5,038
PTC Therapeutics, Inc.(a)	1,150	56,166
Puma Biotechnology, Inc.(a)	5,980	20,511
REGENXBIO, Inc.(a)	1,600	13,136
Rigel Pharmaceuticals, Inc.(a)	134	2,510
Rocket Pharmaceuticals, Inc.(a)	3,140	7,693
Select Medical Holdings Corp.	1,060	16,091
SIGA Technologies, Inc.	2,140	13,953
Spyre Therapeutics, Inc.(a)	450	6,736
Supernus Pharmaceuticals, Inc.(a)	250	7,880
Twist Bioscience Corp.(a)	75	2,759
UFP Technologies, Inc.(a)	495	120,859
Utah Medical Products, Inc.	418	23,793
Vaxcyte, Inc.(a)	750	24,382
Veracyte, Inc.(a)	1,686	45,573
Verve Therapeutics, Inc.(a)	1,400	15,722
Xencor, Inc.(a)	2,820	22,165
XOMA Royalty Corp.(a)	490	12,348
		1,461,773

The accompanying notes are an integral part of these financial statements.

30

Small Company Value Portfolio
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - 18.5%
ABM Industries, Inc.	930	$43,905
AerSale Corp.(a)	1,730	10,397
Alamo Group, Inc.	100	21,838
Albany International Corp. - Class A	370	25,948
Allegiant Travel Co.(a)	3,127	171,829
Allient, Inc.	2,412	87,580
American Woodmark Corp.(a)	360	19,213
Apogee Enterprises, Inc.	490	19,894
Aris Water Solutions, Inc. - Class A	860	20,339
Armstrong World Industries, Inc.	150	24,366
Array Technologies, Inc.(a)(b)	3,940	23,246
Astronics Corp.(a)	170	5,692
Asure Software, Inc.(a)	3,941	38,464
Atkore, Inc.	650	45,857
Atmus Filtration Technologies, Inc.	590	21,488
AZZ, Inc.	1,038	98,070
Blue Bird Corp.(a)(b)	440	18,990
Brady Corp. - Class A	110	7,477
Brink’s Co.	320	28,573
Brookfield Business Corp.	251	7,831
Cimpress PLC(a)	1,190	55,930
Columbus McKinnon Corp.	980	14,965
Concrete Pumping Holdings, Inc.	11,615	71,432
Douglas Dynamics, Inc.	870	25,639
Ducommun, Inc.(a)	3,359	277,554
Energy Recovery, Inc.(a)	4,172	53,318
Ennis, Inc.	400	7,256
Esab Corp.	200	24,110
ESCO Technologies, Inc.	249	47,776
First Advantage Corp.(a)	10,029	166,582
Fluor Corp.(a)	830	42,554
Forrester Research, Inc.(a)	470	4,653
Fortune Brands Innovations, Inc.	1,216	62,600
Franklin Covey Co.(a)	220	5,020
FTAI Infrastructure, Inc.	26,615	164,215
Gates Industrial Corp. PLC(a)	1,070	24,642
Gibraltar Industries, Inc.(a)	820	48,380
Global Industrial Co.	1,029	27,793
Graham Corp.(a)	3,639	180,167
Granite Construction, Inc.	560	52,366
Greenbrier Cos., Inc.	610	28,090
Healthcare Services Group, Inc.(a)	3,050	45,841
Heartland Express, Inc.	1,430	12,355
Heidrick & Struggles International, Inc.	540	24,710
Helios Technologies, Inc.	1,903	63,503
Hertz Global Holdings, Inc.(a)(b)	2,000	13,660
Hillenbrand, Inc.	1,130	22,679
Hillman Solutions Corp.(a)	2,930	20,920
HireQuest, Inc.	700	7,007
Huron Consulting Group, Inc.(a)	90	12,379
Insperity, Inc.	310	18,637
Insteel Industries, Inc.	2,070	77,025

	Shares	Value
Interface, Inc.	1,720	$36,000
Janus International Group, Inc.(a)	4,090	33,293
JELD-WEN Holding, Inc.(a)	3,680	14,426
John Bean Technologies Corp.	530	63,738
Kennametal, Inc.	700	16,072
Kforce, Inc.	630	25,912
Korn Ferry	480	35,198
L B Foster Co. - Class A(a)	430	9,404
Lindsay Corp.	170	24,523
Manitowoc Co., Inc.(a)	1,050	12,621
ManpowerGroup, Inc.	640	25,856
Marten Transport Ltd.	540	7,015
Matson, Inc.	465	51,778
Maximus, Inc.	410	28,782
McGrath RentCorp	80	9,277
Miller Industries, Inc.	1,487	66,112
MillerKnoll, Inc.	1,510	29,324
Montrose Environmental Group, Inc.(a)	560	12,258
MSC Industrial Direct Co., Inc. - Class A	340	28,907
Mueller Industries, Inc.	606	48,159
National Presto Industries, Inc.	75	7,347
NEXTracker, Inc. - Class A(a)	1,390	75,574
Perma-Fix Environmental Services, Inc.(a)	6,214	65,371
Pitney Bowes, Inc.	5,300	57,823
Proficient Auto Logistics, Inc.(a)	13,639	99,019
Proto Labs, Inc.(a)	370	14,815
Quanex Building Products Corp.	240	4,536
Resideo Technologies, Inc.(a)	2,030	44,782
Resources Connection, Inc.	3,160	16,969
REV Group, Inc.	240	11,422
Rush Enterprises, Inc. - Class A	517	26,631
Schneider National, Inc. - Class B	580	14,007
Science Applications International Corp.	110	12,387
Sensata Technologies Holding PLC	1,010	30,411
SkyWest, Inc.(a)	390	40,158
Steelcase, Inc. - Class A	7,815	81,510
Sterling Infrastructure, Inc.(a)	100	23,073
Sun Country Airlines Holdings, Inc.(a)	5,710	67,092
Sunrun, Inc.(a)	2,150	17,587
Tennant Co.	290	22,469
Thermon Group Holdings, Inc.(a)	2,919	81,966
Timken Co.	420	30,471
Titan Machinery, Inc.(a)	1,730	34,271
Trinity Industries, Inc.	365	9,859
TrueBlue, Inc.(a)	3,020	19,570
Tutor Perini Corp.(a)	2,190	102,448
UniFirst Corp.	70	13,175
Wabash National Corp.	2,630	27,957
WESCO International, Inc.	150	27,780
Willdan Group, Inc.(a)	1,160	72,512
Zurn Elkay Water Solutions Corp.	1,260	46,078
		4,222,480

The accompanying notes are an integral part of these financial statements.

31

Small Company Value Portfolio
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - 6.4%
Adeia, Inc.	1,690	$23,897
Applied Optoelectronics, Inc.(a)	420	10,790
Arrow Electronics, Inc.(a)	190	24,212
ASGN, Inc.(a)	440	21,969
Aviat Networks, Inc.(a)	460	11,063
Avnet, Inc.	410	21,763
Axcelis Technologies, Inc.(a)	150	10,453
Belden, Inc.	70	8,106
Benchmark Electronics, Inc.	270	10,484
Cerence, Inc.(a)	1,030	10,516
Cleanspark, Inc.(a)	460	5,074
Commvault Systems, Inc.(a)	240	41,839
Corsair Gaming, Inc.(a)	1,500	14,145
Crane NXT Co.	590	31,801
Digi International, Inc.(a)	270	9,412
Diodes, Inc.(a)	360	19,040
ePlus, Inc.(a)	455	32,806
Fastly, Inc. - Class A(a)	1,090	7,695
Ichor Holdings Ltd.(a)	570	11,195
Immersion Corp.	3,140	24,743
indie Semiconductor, Inc. - Class A(a)(b)	6,083	21,655
InterDigital, Inc.	60	13,454
IPG Photonics Corp.(a)	370	25,401
Itron, Inc.(a)	1,650	217,190
Kimball Electronics, Inc.(a)	1,060	20,384
Knowles Corp.(a)	2,510	44,226
MARA Holdings, Inc.(a)	290	4,547
Methode Electronics, Inc.	3,390	32,239
NCR Voyix Corp.(a)	1,490	17,478
NETGEAR, Inc.(a)	850	24,709
Olo, Inc. - Class A(a)	1,670	14,863
OneSpan, Inc.	2,208	36,852
OSI Systems, Inc.(a)	273	61,387
Ouster, Inc.(a)	790	19,157
Pagaya Technologies Ltd. - Class A(a)	1,160	24,731
PC Connection, Inc.	130	8,551
Photronics, Inc.(a)	1,080	20,336
Plexus Corp.(a)	156	21,108
Progress Software Corp.	569	36,325
Rimini Street, Inc.(a)	8,250	31,103
Sanmina Corp.(a)	210	20,544
ScanSource, Inc.(a)	850	35,539
SMART Global Holdings, Inc.(a)	2,440	48,336
Synaptics, Inc.(a)	1,080	70,006
TTM Technologies, Inc.(a)	2,350	95,927
Viasat, Inc.(a)	490	7,154
Viavi Solutions, Inc.(a)	4,380	44,107
Vishay Intertechnology, Inc.	2,000	31,760
Vontier Corp.	430	15,867
Xerox Holdings Corp.(b)	6,160	32,463
		1,448,402

	Shares	Value
Materials - 5.4%
AdvanSix, Inc.	550	$13,063
American Vanguard Corp.	1,380	5,410
Ashland, Inc.	694	34,894
Avient Corp.	120	3,877
Cabot Corp.	205	15,375
Caledonia Mining Corp. PLC	5,560	107,419
Carpenter Technology Corp.	157	43,392
Coeur Mining, Inc.(a)	6,420	56,881
Compass Minerals International, Inc.(a)	230	4,621
Constellium SE(a)	2,030	26,999
Core Molding Technologies, Inc.(a)	2,716	45,059
Ecovyst, Inc.(a)	4,365	35,924
Hecla Mining Co.	11,470	68,705
Huntsman Corp.	1,500	15,630
Ingevity Corp.(a)	380	16,374
Innospec, Inc.	140	11,773
Kaiser Aluminum Corp.	410	32,759
Knife River Corp.(a)	220	17,961
Myers Industries, Inc.	2,160	31,298
Olin Corp.	1,160	23,304
Orion SA	7,405	77,679
Perimeter Solutions, Inc.(a)	420	5,846
Silgan Holdings, Inc.	390	21,130
Sonoco Products Co.	590	25,700
SSR Mining, Inc.(a)	2,490	31,723
SunCoke Energy, Inc.	216	1,855
Sylvamo Corp.	200	10,020
Taseko Mines Ltd.(a)	40,308	126,970
Titan America SA	7,874	98,268
TriMas Corp.	1,030	29,468
Tronox Holdings PLC	3,400	17,238
United States Lime & Minerals, Inc.	1,789	178,542
		1,235,157
Real Estate - 0.6%
Anywhere Real Estate, Inc.(a)	2,350	8,507
Compass, Inc. - Class A(a)	2,360	14,821
Cushman & Wakefield PLC(a)	3,230	35,756
DigitalBridge Group, Inc.	510	5,279
Douglas Elliman, Inc.(a)	4,200	9,744
Kennedy-Wilson Holdings, Inc.	4,920	33,456
Marcus & Millichap, Inc.	440	13,512
RMR Group, Inc. - Class A	690	11,281
		132,356
Utilities - 3.2%
Avista Corp.	1,960	74,382
Black Hills Corp.	750	42,075
Brookfield Infrastructure Corp. - Class A	1,685	70,096
California Water Service Group	300	13,644
MDU Resources Group, Inc.	1,640	27,339
Middlesex Water Co.	240	13,003
New Jersey Resources Corp.	110	4,930
Northwest Natural Holding Co.	590	23,435

The accompanying notes are an integral part of these financial statements.

32

Small Company Value Portfolio
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Utilities - (Continued)
Northwestern Energy Group, Inc.	490	$25,137
ONE Gas, Inc.	930	66,830
Otter Tail Corp.	1,316	101,451
Portland General Electric Co.	610	24,784
SJW Group	470	24,426
Southwest Gas Holdings, Inc.	580	43,146
Spire, Inc.	340	24,817
TXNM Energy, Inc.	495	27,878
UGI Corp.	3,271	119,130
Unitil Corp.	220	11,473
		737,976
TOTAL COMMON STOCKS (Cost $18,240,200)		20,642,281
REAL ESTATE INVESTMENT TRUSTS - 8.1%
Financials - 0.4%
Apollo Commercial Real Estate Finance, Inc.	1,460	14,133
Ares Commercial Real Estate Corp.	2,470	11,782
BrightSpire Capital, Inc.	3,000	15,150
Granite Point Mortgage Trust, Inc.	4,070	10,053
New York Mortgage Trust, Inc.	5,720	38,324
Orchid Island Capital, Inc.	1,740	12,197
Two Harbors Investment Corp.	392	4,222
		105,861
Industrials - 0.2%
CoreCivic, Inc.(a)	2,030	42,772
Real Estate - 7.5%
Acadia Realty Trust	210	3,900
Alexander & Baldwin, Inc.	4,230	75,421
Alexander’s, Inc.	70	15,772
American Assets Trust, Inc.	730	14,417
Armada Hoffler Properties, Inc.(b)	2,980	20,473
CareTrust REIT, Inc.	250	7,650
COPT Defense Properties	475	13,100
CTO Realty Growth, Inc.	2,730	47,120
CubeSmart	2,211	93,967
Curbline Properties Corp.	4,272	97,530
DiamondRock Hospitality Co.	2,830	21,678
Diversified Healthcare Trust	1,380	4,940
Douglas Emmett, Inc.(b)	1,830	27,523
Empire State Realty Trust, Inc. - Class A	3,620	29,286
Essential Properties Realty Trust, Inc.	2,575	82,168
Gladstone Commercial Corp.	2,890	41,414
Macerich Co.	2,359	38,169
National Health Investors, Inc.	1,675	117,451
One Liberty Properties, Inc.	1,830	43,664
Paramount Group, Inc.	1,900	11,590
Park Hotels & Resorts, Inc.	2,770	28,337
Pebblebrook Hotel Trust	2,850	28,471

	Shares	Value
Phillips Edison & Co., Inc.	300	$10,509
Postal Realty Trust, Inc. - Class A	6,640	97,807
RLJ Lodging Trust	8,580	62,462
Ryman Hospitality Properties, Inc.	3,308	326,400
Sabra Health Care REIT, Inc.	6,668	122,958
Safehold, Inc.	1,419	22,080
Seritage Growth Properties - Class A(a)	3,820	11,766
Service Properties Trust	17,840	42,638
STAG Industrial, Inc.	782	28,371
Strawberry Fields REIT, Inc.	4,531	47,757
Tanger, Inc.	500	15,290
Urban Edge Properties	2,977	55,551
		1,707,630
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,923,454)		1,856,263
CLOSED-END FUNDS - 0.1%
NewtekOne, Inc.	2,610	29,441
TOTAL CLOSED-END FUNDS (Cost $31,437)		29,441
TOTAL INVESTMENTS - 98.8% (Cost $20,195,091)		$22,527,985
Money Market Deposit Account - 2.4%(d)(e)		550,863
Liabilities in Excess of Other Assets - (1.2)%		(281,996)
TOTAL NET ASSETS - 100.0%		$22,796,852

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
AMBAC - American Municipal Bond Assurance Corporation
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $268,018.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.24%.

(e)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of June 30, 2025 is $284,468 which represented 1.2% of net assets.

The accompanying notes are an integral part of these financial statements.

33

FT Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.3%
Communication Services - 9.2%
Alphabet, Inc. - Class A	28,008	$4,935,850
Alphabet, Inc. - Class C	24,584	4,360,956
AMC Networks, Inc. - Class A(a)	231	1,448
Angi, Inc.(a)	183	2,793
Anterix, Inc.(a)	141	3,617
AST SpaceMobile, Inc.(a)(b)	853	39,861
AT&T, Inc.	34,509	998,690
Atlanta Braves Holdings, Inc. - Class C(a)	231	10,804
Bandwidth, Inc. - Class A(a)	117	1,860
Boston Omaha Corp. - Class A(a)	206	2,892
Bumble, Inc. - Class A(a)	510	3,361
Cable One, Inc.	20	2,716
Cargurus, Inc.(a)	337	11,279
Cars.com, Inc.(a)	215	2,548
Charter Communications, Inc. - Class A(a)(b)	456	186,417
Cinemark Holdings, Inc.	460	13,883
Cogent Communications Holdings, Inc.	234	11,281
Comcast Corp. - Class A	18,026	643,348
DoubleVerify Holdings, Inc.(a)	698	10,449
EchoStar Corp. - Class A(a)(b)	617	17,091
Electronic Arts, Inc.	1,146	183,016
Fox Corp. - Class A	1,094	61,308
Fox Corp. - Class B	569	29,377
Frontier Communications Parent, Inc.(a)	904	32,906
Globalstar, Inc.(a)	318	7,489
Gogo, Inc.(a)	386	5,667
IAC, Inc.(a)	349	13,032
Ibotta, Inc. - Class A(a)	58	2,123
IDT Corp. - Class B	119	8,130
Integral Ad Science Holding Corp.(a)	103	856
Interpublic Group of Cos., Inc.	1,688	41,322
Iridium Communications, Inc.	332	10,016
John Wiley & Sons, Inc. - Class A	200	8,926
Liberty Broadband Corp. - Class A(a)	85	8,315
Liberty Broadband Corp. - Class C(a)	523	51,453
Liberty Global Ltd. - Class A(a)	829	8,298
Liberty Global Ltd. - Class C(a)	925	9,537
Liberty Latin America Ltd. - Class C(a)	634	3,944
Liberty Media Corp.-Liberty Formula One - Class A(a)	111	10,541
Liberty Media Corp.-Liberty Formula One - Class C(a)	1,077	112,547
Liberty Media Corp.-Liberty Live - Class A(a)	95	7,551
Liberty Media Corp.-Liberty Live - Class C(a)	313	25,403
Lionsgate Studios Corp.(a)	784	4,555
Live Nation Entertainment, Inc.(a)	755	114,216
Madison Square Garden Entertainment Corp.(a)	192	7,674

	Shares	Value
Madison Square Garden Sports Corp.(a)	93	$19,432
Magnite, Inc.(a)	700	16,884
Marcus Corp.	100	1,686
Match Group, Inc.	1,360	42,010
Meta Platforms, Inc. - Class A	10,526	7,769,135
Netflix, Inc.(a)	2,045	2,738,521
New York Times Co. - Class A	782	43,776
News Corp. - Class A	1,749	51,980
News Corp. - Class B	576	19,763
Nexstar Media Group, Inc.	140	24,213
Omnicom Group, Inc.	909	65,393
Paramount Global - Class B	2,767	35,694
Pinterest, Inc. - Class A(a)	2,898	103,922
PubMatic, Inc. - Class A(a)	268	3,334
QuinStreet, Inc.(a)	121	1,948
Reddit, Inc. - Class A(a)	534	80,404
ROBLOX Corp. - Class A(a)	2,705	284,566
Roku, Inc.(a)	605	53,173
Rumble, Inc.(a)	1,521	13,659
Scholastic Corp.	152	3,189
Shenandoah Telecommunications Co.	300	4,098
Shutterstock, Inc.(b)	122	2,313
Sinclair, Inc.	166	2,294
Sirius XM Holdings, Inc.	1,502	34,501
Skillz, Inc.(a)	1,328	9,057
Snap, Inc. - Class A(a)	5,395	46,883
Sphere Entertainment Co.(a)	192	8,026
Stagwell, Inc.(a)	683	3,074
Starz Entertainment Corp.(a)	52	840
Take-Two Interactive Software, Inc.(a)	783	190,152
TEGNA, Inc.	917	15,369
Telephone and Data Systems, Inc.	393	13,983
Thryv Holdings, Inc.(a)	239	2,906
TKO Group Holdings, Inc.	212	38,573
T-Mobile US, Inc.	2,283	543,948
Trade Desk, Inc. - Class A(a)	2,155	155,138
Travelzoo(a)	3,058	38,928
TripAdvisor, Inc.(a)	616	8,039
Trump Media & Technology Group Corp.(a)(b)	635	11,455
United States Cellular Corp.(a)	114	7,293
Verizon Communications, Inc.	20,259	876,607
Vimeo, Inc.(a)	1,060	4,282
Walt Disney Co.	8,697	1,078,515
Warner Bros Discovery, Inc.(a)	10,379	118,943
Warner Music Group Corp. - Class A	618	16,834
WideOpenWest, Inc.(a)	194	788
Yelp, Inc.(a)	351	12,029
Ziff Davis, Inc.(a)	258	7,810
ZipRecruiter, Inc. - Class A(a)	326	1,633
ZoomInfo Technologies, Inc.(a)	1,580	15,990
		26,672,329

The accompanying notes are an integral part of these financial statements.

34

FT Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Consumer Discretionary - 10.3%
Abercrombie & Fitch Co. - Class A(a)	248	$20,547
Academy Sports & Outdoors, Inc.	357	15,997
Accel Entertainment, Inc.(a)	75	883
Acushnet Holdings Corp.(b)	172	12,525
Adient PLC(a)	490	9,535
ADT, Inc.	1,989	16,847
Adtalem Global Education, Inc.(a)	183	23,283
Advance Auto Parts, Inc.	314	14,598
Airbnb, Inc. - Class A(a)	1,998	264,415
A-Mark Precious Metals, Inc.	160	3,549
Amazon.com, Inc.(a)	45,646	10,014,276
American Axle & Manufacturing Holdings, Inc.(a)	626	2,554
American Eagle Outfitters, Inc.	873	8,398
American Public Education, Inc.(a)	1,010	30,765
Aramark	1,263	52,882
Arhaus, Inc.(a)	360	3,121
Arko Corp.	521	2,204
Asbury Automotive Group, Inc.(a)	103	24,570
Autoliv, Inc.	346	38,717
AutoNation, Inc.(a)	151	29,996
AutoZone, Inc.(a)	80	296,978
Bath & Body Works, Inc.	930	27,863
Beazer Homes USA, Inc.(a)	200	4,474
Best Buy Co., Inc.	980	65,787
Beyond, Inc.(a)(b)	240	1,651
BJ's Restaurants, Inc.(a)	68	3,033
Bloomin’ Brands, Inc.	357	3,074
Booking Holdings, Inc.	159	920,489
Boot Barn Holdings, Inc.(a)	154	23,408
BorgWarner, Inc.	1,062	35,556
Boyd Gaming Corp.	293	22,921
Bright Horizons Family Solutions, Inc.(a)	247	30,527
Brinker International, Inc.(a)	217	39,132
Brunswick Corp.	364	20,107
Buckle, Inc.	161	7,301
Burlington Stores, Inc.(a)	299	69,559
Caesars Entertainment, Inc.(a)	1,039	29,497
Caleres, Inc.	186	2,273
Camping World Holdings, Inc. - Class A	203	3,490
CarMax, Inc.(a)	717	48,190
Carnival Corp.(a)	4,901	137,816
Carter's, Inc.	172	5,182
Carvana Co.(a)	591	199,143
Cava Group, Inc.(a)	467	39,335
Cavco Industries, Inc.(a)	32	13,902
Century Communities, Inc.	128	7,209
Champion Homes, Inc.(a)	304	19,033
Cheesecake Factory, Inc.(b)	167	10,464
Chewy, Inc. - Class A(a)	1,115	47,521

	Shares	Value
Chipotle Mexican Grill, Inc.(a)	6,429	$360,988
Choice Hotels International, Inc.(b)	107	13,576
Churchill Downs, Inc.	332	33,532
Columbia Sportswear Co.	163	9,956
Coupang, Inc.(a)	5,997	179,670
Coursera, Inc.(a)	645	5,650
Cracker Barrel Old Country Store, Inc.	93	5,680
Crocs, Inc.(a)	270	27,346
Dana, Inc.	414	7,100
Darden Restaurants, Inc.	573	124,897
Dave & Buster’s Entertainment, Inc.(a)	222	6,678
Deckers Outdoor Corp.(a)	747	76,993
Denny’s Corp.(a)	90	369
Dick’s Sporting Goods, Inc.	268	53,013
Dillard’s, Inc. - Class A(b)	38	15,878
Dine Brands Global, Inc.	78	1,898
Domino’s Pizza, Inc.	162	72,997
DoorDash, Inc. - Class A(a)	1,594	392,937
Dorman Products, Inc.(a)	131	16,070
DR Horton, Inc.	1,346	173,526
DraftKings, Inc. - Class A(a)	2,285	98,004
Dream Finders Homes, Inc. - Class A(a)	193	4,850
Duolingo, Inc.(a)	181	74,214
Dutch Bros, Inc. - Class A(a)	521	35,621
eBay, Inc.	2,196	163,514
Ethan Allen Interiors, Inc.	52	1,448
Etsy, Inc.(a)	466	23,375
Everi Holdings, Inc.(a)	548	7,804
Expedia Group, Inc.	607	102,389
Figs, Inc. - Class A(a)	673	3,796
First Watch Restaurant Group, Inc.(a)	195	3,128
Five Below, Inc.(a)	284	37,255
Floor & Decor Holdings, Inc. - Class A(a)	522	39,651
Foot Locker, Inc.(a)	475	11,637
Ford Motor Co.	18,687	202,754
Fox Factory Holding Corp.(a)	225	5,837
Frontdoor, Inc.(a)	358	21,101
Funko, Inc. - Class A(a)	237	1,128
GameStop Corp. - Class A(a)(b)	1,424	34,731
Gap, Inc.	1,034	22,552
General Motors Co.	4,724	232,468
Gentex Corp.	1,120	24,629
Gentherm, Inc.(a)	127	3,593
Genuine Parts Co.	650	78,852
G-III Apparel Group Ltd.(a)	165	3,696
Global Business Travel Group I(a)	904	5,695
Golden Entertainment, Inc.	100	2,943
Goodyear Tire & Rubber Co.(a)	978	10,142
Graham Holdings Co. - Class B	12	11,354
Grand Canyon Education, Inc.(a)	139	26,271
Green Brick Partners, Inc.(a)	172	10,815
Group 1 Automotive, Inc.	54	23,582
Guess?, Inc.(b)	138	1,668

The accompanying notes are an integral part of these financial statements.

35

FT Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Consumer Discretionary - (Continued)
H&R Block, Inc.	643	$35,294
Hanesbrands, Inc.(a)	1,393	6,380
Harley-Davidson, Inc.	651	15,364
Hasbro, Inc.	672	49,607
Haverty Furniture Cos., Inc.	125	2,544
Helen of Troy Ltd.(a)	127	3,604
Hilton Grand Vacations, Inc.(a)	346	14,369
Hilton Worldwide Holdings, Inc.	1,123	299,100
Home Depot, Inc.	4,806	1,762,072
Hovnanian Enterprises, Inc. - Class A(a)	25	2,614
Hyatt Hotels Corp. - Class A	214	29,885
Installed Building Products, Inc.	125	22,540
Jack in the Box, Inc.	88	1,536
KB Home	375	19,864
Kohl’s Corp.(b)	555	4,706
Kontoor Brands, Inc.	268	17,680
Krispy Kreme, Inc.(b)	424	1,234
Kura Sushi USA, Inc. - Class A(a)	3	258
Las Vegas Sands Corp.	1,898	82,582
Laureate Education, Inc.(a)	494	11,550
La-Z-Boy, Inc.	228	8,475
LCI Industries	109	9,940
Lear Corp.	261	24,790
Leggett & Platt, Inc.	706	6,298
Lennar Corp. - Class A	1,148	126,980
Levi Strauss & Co. - Class A	499	9,227
LGI Homes, Inc.(a)	109	5,616
Life Time Group Holdings, Inc.(a)	332	10,070
Light & Wonder, Inc.(a)	438	42,162
Lithia Motors, Inc.	121	40,876
LKQ Corp.	1,198	44,338
Lowe’s Cos., Inc.	2,725	604,596
Lucky Strike Entertainment Corp.	519	4,738
Lululemon Athletica, Inc.(a)	504	119,740
M/I Homes, Inc.(a)	144	16,145
Macy’s, Inc.	1,219	14,214
Malibu Boats, Inc. - Class A(a)	86	2,695
MarineMax, Inc.(a)	165	4,148
Marriott International, Inc. - Class A	1,155	315,558
Marriott Vacations Worldwide Corp.	155	11,208
Mattel, Inc.(a)	1,652	32,577
Matthews International Corp. - Class A	100	2,391
McDonald’s Corp.	3,479	1,016,459
Meritage Homes Corp.	342	22,904
MGM Resorts International(a)	1,056	36,316
Mister Car Wash, Inc.(a)	341	2,049
Mobileye Global, Inc. - Class A(a)(b)	791	14,222
Modine Manufacturing Co.(a)	228	22,458
Mohawk Industries, Inc.(a)	266	27,887
Monarch Casino & Resort, Inc.	82	7,088
Monro, Inc.	167	2,490
Murphy USA, Inc.	83	33,764

	Shares	Value
National Vision Holdings, Inc.(a)	396	$9,112
Newell Brands, Inc.	2,053	11,086
NIKE, Inc. - Class B	5,586	396,829
Norwegian Cruise Line Holdings Ltd.(a)	2,074	42,061
NVR, Inc.(a)	14	103,399
ODP Corp.(a)	176	3,191
Ollie’s Bargain Outlet Holdings, Inc.(a)	289	38,084
O’Reilly Automotive, Inc.(a)	4,140	373,138
Oxford Industries, Inc.	60	2,415
Papa John’s International, Inc.	173	8,467
Patrick Industries, Inc.	184	16,978
Peloton Interactive, Inc. - Class A(a)	1,568	10,882
Penn Entertainment, Inc.(a)	842	15,047
Penske Automotive Group, Inc.	102	17,525
Perdoceo Education Corp.	208	6,800
Phinia, Inc.	219	9,743
Planet Fitness, Inc. - Class A(a)	374	40,785
Polaris, Inc.	291	11,829
Pool Corp.	168	48,969
Portillo’s, Inc. - Class A(a)	238	2,777
PulteGroup, Inc.	984	103,773
Pursuit Attractions and Hospitality, Inc.(a)	100	2,883
PVH Corp.	228	15,641
QuantumScape Corp.(a)(b)	2,099	14,105
Ralph Lauren Corp.	196	53,759
RCI Hospitality Holdings, Inc.	72	2,745
RealReal, Inc.(a)	778	3,727
Red Rock Resorts, Inc. - Class A	263	13,684
Revolve Group, Inc.(a)	216	4,331
RH(a)	69	13,042
Rivian Automotive, Inc. - Class A(a)	4,380	60,181
Ross Stores, Inc.	1,541	196,601
Royal Caribbean Cruises Ltd.	1,192	373,263
Rush Street Interactive, Inc.(a)	500	7,450
Sally Beauty Holdings, Inc.(a)	700	6,482
Service Corp. International	644	52,422
Shake Shack, Inc. - Class A(a)	200	28,120
SharkNinja, Inc.(a)	303	29,994
Shoe Carnival, Inc.	120	2,245
Signet Jewelers Ltd.	218	17,342
Six Flags Entertainment Corp.	189	5,751
Skechers USA, Inc. - Class A(a)	610	38,491
Sleep Number Corp.(a)	90	608
Somnigroup International, Inc.	978	66,553
Sonic Automotive, Inc. - Class A	30	2,398
Sonos, Inc.(a)	508	5,491
Standard Motor Products, Inc.	43	1,321
Starbucks Corp.	5,445	498,925
Steven Madden Ltd.	349	8,369
Stoneridge, Inc.(a)	18	127
Strategic Education, Inc.	109	9,279
Stride, Inc.(a)	186	27,005
Sturm Ruger & Co., Inc.	93	3,339

The accompanying notes are an integral part of these financial statements.

36

FT Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Consumer Discretionary - (Continued)
Sweetgreen, Inc. - Class A(a)	430	$6,398
Tapestry, Inc.	1,012	88,864
Taylor Morrison Home Corp.(a)	532	32,675
Tesla, Inc.(a)	13,486	4,283,963
Texas Roadhouse, Inc.	332	62,220
Thor Industries, Inc.	240	21,314
TJX Cos., Inc.	5,431	670,674
Toll Brothers, Inc.	492	56,152
TopBuild Corp.(a)	141	45,647
Topgolf Callaway Brands Corp.(a)	650	5,233
Tractor Supply Co.	2,614	137,941
Travel + Leisure Co.	238	12,283
Tri Pointe Homes, Inc.(a)	522	16,678
Udemy, Inc.(a)	372	2,615
Ulta Beauty, Inc.(a)	228	106,663
Under Armour, Inc. - Class A(a)	706	4,822
Under Armour, Inc. - Class C(a)	595	3,862
United Parks & Resorts, Inc.(a)	216	10,184
Universal Technical Institute, Inc.(a)	300	10,167
Upbound Group, Inc.	194	4,869
Urban Outfitters, Inc.(a)	277	20,094
Vail Resorts, Inc.	152	23,884
Valvoline, Inc.(a)	693	26,244
VF Corp.	1,979	23,253
Victoria’s Secret & Co.(a)(b)	336	6,223
Viking Holdings Ltd.(a)	844	44,977
Visteon Corp.(a)	149	13,902
Warby Parker, Inc. - Class A(a)	541	11,864
Wayfair, Inc. - Class A(a)	501	25,621
Wendy’s Co.	881	10,061
Whirlpool Corp.	272	27,586
Williams-Sonoma, Inc.	594	97,042
Wingstop, Inc.	142	47,817
Winmark Corp.	20	7,552
Winnebago Industries, Inc.	175	5,075
Wolverine World Wide, Inc.	533	9,637
Wyndham Hotels & Resorts, Inc.	368	29,885
Wynn Resorts Ltd.	384	35,969
XPEL, Inc.(a)	88	3,159
YETI Holdings, Inc.(a)	494	15,571
Yum! Brands, Inc.	1,357	201,080
		29,767,314
Consumer Staples - 5.2%
Albertsons Cos., Inc. - Class A	2,161	46,483
Altria Group, Inc.	8,128	476,545
Andersons, Inc.	195	7,166
Archer-Daniels-Midland Co.	2,332	123,083
B&G Foods, Inc.(b)	250	1,058
BellRing Brands, Inc.(a)	626	36,264
BJ’s Wholesale Club Holdings, Inc.(a)	651	70,197
Boston Beer Co., Inc. - Class A(a)	50	9,541
Brown-Forman Corp. - Class A	189	5,192

	Shares	Value
Brown-Forman Corp. - Class B	1,327	$35,710
Bunge Global SA	664	53,306
Calavo Growers, Inc.	158	4,201
Cal-Maine Foods, Inc.	201	20,026
Casey’s General Stores, Inc.	172	87,766
Celsius Holdings, Inc.(a)	810	37,576
Central Garden & Pet Co. - Class A(a)	206	6,446
Chefs’ Warehouse, Inc.(a)	129	8,231
Church & Dwight Co., Inc.	1,166	112,064
Clorox Co.	570	68,440
Coca-Cola Co.	20,547	1,453,700
Coca-Cola Consolidated, Inc.	230	25,680
Colgate-Palmolive Co.	3,869	351,692
Conagra Brands, Inc.	2,366	48,432
Constellation Brands, Inc. - Class A	679	110,460
Costco Wholesale Corp.	2,132	2,110,552
Coty, Inc. - Class A(a)	1,329	6,180
Darling Ingredients, Inc.(a)	753	28,569
Dole PLC	419	5,862
Dollar General Corp.	1,038	118,726
Dollar Tree, Inc.(a)	1,018	100,823
Edgewell Personal Care Co.	275	6,438
elf Beauty, Inc.(a)	257	31,981
Energizer Holdings, Inc.	355	7,157
Estee Lauder Cos., Inc. - Class A	1,163	93,970
Flowers Foods, Inc.	1,066	17,035
Fresh Del Monte Produce, Inc.	515	16,696
Freshpet, Inc.(a)	222	15,087
General Mills, Inc.	2,612	135,328
Grocery Outlet Holding Corp.(a)	407	5,055
Herbalife Ltd.(a)	328	2,827
Hershey Co.	707	117,327
Hormel Foods Corp.	1,413	42,743
Ingles Markets, Inc. - Class A	56	3,549
Ingredion, Inc.	309	41,907
Interparfums, Inc.	111	14,575
J & J Snack Foods Corp.	84	9,526
J M Smucker Co.	525	51,555
John B Sanfilippo & Son, Inc.	24	1,518
Kellanova	1,390	110,547
Kenvue, Inc.	9,261	193,833
Keurig Dr Pepper, Inc.	5,397	178,425
Kimberly-Clark Corp.	1,581	203,823
Kraft Heinz Co.	5,827	150,453
Kroger Co.	3,483	249,836
Lamb Weston Holdings, Inc.	617	31,991
Maplebear, Inc.(a)	880	39,811
Marzetti Co.	91	15,722
McCormick & Co., Inc.	1,193	90,453
Medifast, Inc.(a)	73	1,026
MGP Ingredients, Inc.	71	2,128
Mission Produce, Inc.(a)	336	3,938
Molson Coors Beverage Co. - Class B	832	40,011
Mondelez International, Inc. - Class A	6,216	419,207

The accompanying notes are an integral part of these financial statements.

37

FT Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Consumer Staples - (Continued)
Monster Beverage Corp.(a)	3,275	$205,146
National Beverage Corp.(a)	92	3,978
Nu Skin Enterprises, Inc. - Class A	325	2,597
PepsiCo, Inc.	6,581	868,955
Performance Food Group Co.(a)	763	66,740
Philip Morris International, Inc.	7,472	1,360,875
Pilgrim’s Pride Corp.	231	10,390
Post Holdings, Inc.(a)	224	24,423
PriceSmart, Inc.	115	12,080
Primo Brands Corp.	277	8,205
Procter & Gamble Co.	11,282	1,797,448
Reynolds Consumer Products, Inc.	328	7,026
Seaboard Corp.	1	2,861
Simply Good Foods Co.(a)	418	13,205
SpartanNash Co.	169	4,477
Spectrum Brands Holdings, Inc.	158	8,374
Sprouts Farmers Market, Inc.(a)	460	75,734
SunOpta, Inc.(a)	148	858
Sysco Corp.	2,369	179,428
Target Corp.	2,173	214,366
The Campbell’s Co.	969	29,700
Tootsie Roll Industries, Inc.	26	875
TreeHouse Foods, Inc.(a)	298	5,787
Turning Point Brands, Inc.	120	9,092
Tyson Foods, Inc. - Class A	1,297	72,554
United Natural Foods, Inc.(a)	297	6,923
Universal Corp.	109	6,348
US Foods Holding Corp.(a)	1,063	81,862
USANA Health Sciences, Inc.(a)	87	2,656
Utz Brands, Inc.	259	3,250
Vita Coco Co., Inc.(a)	205	7,401
Vital Farms, Inc.(a)	216	8,320
Walgreens Boots Alliance, Inc.	3,650	41,902
Walmart, Inc.	21,005	2,053,869
WD-40 Co.	72	16,422
Weis Markets, Inc.	68	4,929
WK Kellogg Co.	419	6,679
		15,141,184
Energy - 3.1%
Antero Midstream Corp.	1,528	28,956
Antero Resources Corp.(a)	1,436	57,842
APA Corp.	1,812	33,141
Archrock, Inc.	633	15,717
Ardmore Shipping Corp.	262	2,515
Aris Water Solutions, Inc. - Class A	341	8,065
Atlas Energy Solutions, Inc.(b)	280	3,744
Baker Hughes Co.	4,637	177,783
Bristow Group, Inc.(a)	100	3,297
Cactus, Inc. - Class A	322	14,078
California Resources Corp.	314	14,340
Centrus Energy Corp. - Class A(a)	99	18,135
ChampionX Corp.	915	22,729

	Shares	Value
Cheniere Energy, Inc.	1,075	$261,784
Chevron Corp.	8,472	1,213,106
Chord Energy Corp.	256	24,794
Civitas Resources, Inc.	388	10,678
CNX Resources Corp.(a)	617	20,781
Comstock Resources, Inc.(a)	349	9,657
ConocoPhillips	6,666	598,207
Core Laboratories, Inc.	251	2,891
Core Natural Resources, Inc.	276	19,248
Coterra Energy, Inc.	3,507	89,008
Crescent Energy Co. - Class A	900	7,740
CVR Energy, Inc.	161	4,323
Delek US Holdings, Inc.	301	6,375
Devon Energy Corp.	2,934	93,330
Diamondback Energy, Inc.	892	122,561
Dorian LPG Ltd.	219	5,339
DT Midstream, Inc.	511	56,164
EOG Resources, Inc.	2,651	317,086
EQT Corp.	2,912	169,828
Excelerate Energy, Inc. - Class A	203	5,952
Expand Energy Corp.	1,001	117,057
Expro Group Holdings NV(a)	554	4,759
Exxon Mobil Corp.	20,908	2,253,882
Green Plains, Inc.(a)	300	1,809
Gulfport Energy Corp.(a)	95	19,111
Halliburton Co.	4,117	83,904
Helix Energy Solutions Group, Inc.(a)	525	3,276
Helmerich & Payne, Inc.	437	6,625
Hess Corp.	1,350	187,029
HF Sinclair Corp.	802	32,946
Innovex International, Inc.(a)	145	2,265
International Seaways, Inc.	208	7,588
Kinder Morgan, Inc.	9,226	271,244
Kinetik Holdings, Inc.	131	5,771
Kodiak Gas Services, Inc.	149	5,106
Liberty Energy, Inc.	843	9,678
Magnolia Oil & Gas Corp. - Class A	901	20,254
Marathon Petroleum Corp.	1,480	245,843
Matador Resources Co.	583	27,821
Murphy Oil Corp.	491	11,047
Nabors Industries Ltd.(a)	48	1,345
New Fortress Energy, Inc.(b)	540	1,793
NextDecade Corp.(a)	760	6,772
Northern Oil & Gas, Inc.	500	14,175
NOV, Inc.	1,571	19,527
Occidental Petroleum Corp.	4,533	190,431
Oceaneering International, Inc.(a)	527	10,919
ONEOK, Inc.	2,975	242,849
Ovintiv, Inc.	1,258	47,867
Par Pacific Holdings, Inc.(a)	350	9,285
Patterson-UTI Energy, Inc.	1,757	10,419
PBF Energy, Inc. - Class A	558	12,092
Peabody Energy Corp.	733	9,837
Permian Resources Corp.	2,815	38,340

The accompanying notes are an integral part of these financial statements.

38

FT Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Energy - (Continued)
Phillips 66	1,927	$229,891
ProPetro Holding Corp.(a)	504	3,009
Range Resources Corp.	1,174	47,747
REX American Resources Corp.(a)	114	5,553
RPC, Inc.	625	2,956
Sable Offshore Corp.(a)	309	6,792
Schlumberger NV	6,458	218,280
Select Water Solutions, Inc.	615	5,314
SFL Corp. Ltd.	575	4,790
Sitio Royalties Corp. - Class A	319	5,863
SM Energy Co.	630	15,567
Talos Energy, Inc.(a)	634	5,376
Targa Resources Corp.	1,037	180,521
Teekay Corp. Ltd.	486	4,009
Texas Pacific Land Corp.	107	113,034
Tidewater, Inc.(a)	230	10,610
Uranium Energy Corp.(a)	1,873	12,736
Valaris Ltd.(a)	351	14,781
Valero Energy Corp.	1,502	201,899
Viper Energy, Inc.	559	21,315
Vital Energy, Inc.(a)(b)	85	1,368
Vitesse Energy, Inc.	10	221
Weatherford International PLC	360	18,112
Williams Cos., Inc.	5,825	365,868
World Kinect Corp.	203	5,755
		8,873,227
Financials - 13.9%
1st Source Corp.	103	6,393
Acadian Asset Management, Inc.	244	8,599
Affiliated Managers Group, Inc.	120	23,612
Affirm Holdings, Inc.(a)	1,318	91,127
Aflac, Inc.	2,344	247,198
Allstate Corp.	1,274	256,469
Ally Financial, Inc.	1,504	58,581
Ambac Financial Group, Inc.(a)	148	1,051
Amerant Bancorp, Inc.	194	3,537
American Express Co.	3,377	1,077,195
American Financial Group, Inc.	343	43,290
American International Group, Inc.	2,815	240,936
Ameriprise Financial, Inc.	488	260,460
Ameris Bancorp	300	19,410
AMERISAFE, Inc.	107	4,679
Aon PLC - Class A	1,007	359,257
Apollo Global Management, Inc.	1,940	275,228
Arch Capital Group Ltd.	1,754	159,702
Ares Management Corp. - Class A	907	157,092
Arthur J Gallagher & Co.	1,213	388,306
Artisan Partners Asset Management, Inc. - Class A	337	14,939
Associated Banc-Corp.	670	16,341
Assurant, Inc.	258	50,952
Assured Guaranty Ltd.	197	17,159

	Shares	Value
Atlantic Union Bankshares Corp.	590	$18,455
Atlanticus Holdings Corp.(a)	33	1,807
AvidXchange Holdings, Inc.(a)	768	7,519
Axis Capital Holdings Ltd.	380	39,452
Axos Financial, Inc.(a)	270	20,531
Baldwin Insurance Group, Inc. - Class A(a)	317	13,571
Banc of California, Inc.	801	11,254
BancFirst Corp.	115	14,216
Bancorp, Inc.(a)	267	15,211
Bank First Corp.	22	2,588
Bank of America Corp.	36,543	1,729,215
Bank of Hawaii Corp.	217	14,654
Bank of New York Mellon Corp.	3,439	313,327
Bank of NT Butterfield & Son Ltd.	250	11,070
Bank OZK	548	25,789
BankUnited, Inc.	414	14,734
Banner Corp.	180	11,547
Berkshire Hathaway, Inc. - Class B(a)	6,417	3,117,186
Berkshire Hills Bancorp, Inc.	300	7,512
BGC Group, Inc. - Class A	1,563	15,989
Blackrock, Inc.	693	727,130
Blackstone, Inc.	3,442	514,854
Block, Inc.(a)	2,589	175,871
Blue Owl Capital, Inc. - Class A	3,035	58,302
BOK Financial Corp.	119	11,618
Bowhead Specialty Holdings, Inc.(a)	166	6,230
Bread Financial Holdings, Inc.	186	10,624
Brighthouse Financial, Inc.(a)	294	15,808
Brookline Bancorp, Inc.	500	5,275
Brown & Brown, Inc.	1,125	124,729
Burke & Herbert Financial Services Corp.	409	24,430
Business First Bancshares, Inc.	30	740
Byline Bancorp, Inc.	146	3,903
Cadence Bank	846	27,055
Camden National Corp.	115	4,667
Cannae Holdings, Inc.	369	7,694
Cantaloupe, Inc.(a)	192	2,110
Capital One Financial Corp.	3,036	645,939
Capitol Federal Financial, Inc.	420	2,562
Carlyle Group, Inc.	1,250	64,250
Cass Information Systems, Inc.	101	4,388
Cathay General Bancorp	343	15,617
Cboe Global Markets, Inc.	511	119,170
Central Pacific Financial Corp.	231	6,475
Charles Schwab Corp.	8,212	749,263
Cincinnati Financial Corp.	720	107,222
Citigroup, Inc.	9,045	769,910
Citizens Financial Group, Inc.	2,168	97,018
City Holding Co.	74	9,059
CME Group, Inc.	1,727	475,996
CNO Financial Group, Inc.	421	16,242
Coastal Financial Corp.(a)	80	7,750

The accompanying notes are an integral part of these financial statements.

39

FT Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
Cohen & Steers, Inc.	133	$10,022
Coinbase Global, Inc. - Class A(a)	977	342,429
Columbia Banking System, Inc.	976	22,819
Columbia Financial, Inc.(a)	232	3,366
Comerica, Inc.	673	40,144
Commerce Bancshares, Inc.	634	39,416
Community Financial System, Inc.	299	17,004
Community Trust Bancorp, Inc.	110	5,821
Compass Diversified Holdings	337	2,116
ConnectOne Bancorp, Inc.	180	4,169
Corebridge Financial, Inc.	1,776	63,048
Corpay, Inc.(a)	317	105,187
Crawford & Co. - Class A	75	793
Credit Acceptance Corp.(a)	26	13,245
Cullen/Frost Bankers, Inc.	304	39,076
Customers Bancorp, Inc.(a)	121	7,108
CVB Financial Corp.	789	15,614
Dave, Inc.(a)	73	19,594
Diamond Hill Investment Group, Inc.	13	1,889
DigitalBridge Group, Inc.	763	7,897
Dime Community Bancshares, Inc.	140	3,772
Donnelley Financial Solutions, Inc.(a)	159	9,802
Eagle Bancorp, Inc.	194	3,779
East West Bancorp, Inc.	687	69,373
Eastern Bankshares, Inc.	964	14,720
eHealth, Inc.(a)	175	761
Employers Holdings, Inc.	179	8,445
Enact Holdings, Inc.	212	7,876
Encore Capital Group, Inc.(a)	154	5,961
Enova International, Inc.(a)	136	15,167
Enstar Group Ltd.(a)	57	19,173
Enterprise Financial Services Corp.	202	11,130
Equitable Holdings, Inc.	1,501	84,206
Erie Indemnity Co. - Class A	124	43,002
Euronet Worldwide, Inc.(a)	215	21,797
Evercore, Inc. - Class A	179	48,334
Everest Group Ltd.	152	51,657
EZCORP, Inc. - Class A(a)	424	5,885
FactSet Research Systems, Inc.	179	80,063
Farmers National Banc Corp.	315	4,344
FB Financial Corp.	189	8,562
Federal Agricultural Mortgage Corp. - Class C	49	9,520
Federated Hermes, Inc.	299	13,252
Fidelity National Financial, Inc.	1,286	72,093
Fidelity National Information Services, Inc.	2,509	204,258
Fifth Third Bancorp	3,108	127,832
First American Financial Corp.	423	25,968
First BanCorp/Puerto Rico	663	13,810
First Bancorp/Southern Pines NC	156	6,878
First Busey Corp.	380	8,690

	Shares	Value
First Citizens BancShares, Inc. - Class A	47	$91,954
First Commonwealth Financial Corp.	429	6,963
First Community Bankshares, Inc.	51	1,998
First Financial Bancorp	510	12,373
First Financial Bankshares, Inc.	730	26,265
First Financial Corp.	100	5,419
First Foundation, Inc.(a)	478	2,438
First Hawaiian, Inc.	541	13,503
First Horizon Corp.	2,508	53,170
First Interstate BancSystem, Inc. - Class A	446	12,854
First Merchants Corp.	303	11,605
First Mid Bancshares, Inc.	165	6,186
FirstCash Holdings, Inc.	171	23,109
Fiserv, Inc.(a)	2,682	462,404
Flagstar Financial, Inc.	1,363	14,448
Flushing Financial Corp.	249	2,958
Flywire Corp.(a)	607	7,102
FNB Corp.	1,919	27,979
Franklin Resources, Inc.	1,434	34,201
Fulton Financial Corp.	889	16,038
Genworth Financial, Inc. - Class A(a)	2,084	16,214
German American Bancorp, Inc.	257	9,897
Glacier Bancorp, Inc.	550	23,694
Global Payments, Inc.	1,211	96,928
Globe Life, Inc.	407	50,586
Goldman Sachs Group, Inc.	1,495	1,058,086
Goosehead Insurance, Inc. - Class A	134	14,138
Green Dot Corp. - Class A(a)	15	162
Hamilton Insurance Group Ltd. - Class B(a)	348	7,524
Hamilton Lane, Inc. - Class A	169	24,018
Hancock Whitney Corp.	401	23,017
Hanmi Financial Corp.	200	4,936
Hanover Insurance Group, Inc.	187	31,766
HarborOne Bancorp, Inc.	359	4,193
Hartford Insurance Group, Inc.	1,350	171,274
HCI Group, Inc.	47	7,153
Heritage Commerce Corp.	466	4,627
Heritage Financial Corp.	184	4,387
Hilltop Holdings, Inc.	306	9,287
Home BancShares, Inc.	950	27,037
HomeStreet, Inc.(a)	165	2,157
Hope Bancorp, Inc.	702	7,532
Horace Mann Educators Corp.	249	10,700
Horizon Bancorp, Inc.	262	4,030
Houlihan Lokey, Inc.	266	47,867
Huntington Bancshares, Inc.	6,708	112,426
Independent Bank Corp.	244	15,344
Independent Bank Corp.	171	5,542
Interactive Brokers Group, Inc. - Class A	2,000	110,820
Intercontinental Exchange, Inc.	2,745	503,625
International Bancshares Corp.	280	18,637
International Money Express, Inc.(a)	206	2,079

The accompanying notes are an integral part of these financial statements.

40

FT Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
Invesco Ltd.	2,200	$34,694
Jack Henry & Associates, Inc.	358	64,501
Jackson Financial, Inc. - Class A	376	33,385
Jefferies Financial Group, Inc.	818	44,736
JPMorgan Chase & Co.	13,413	3,888,563
Kearny Financial Corp.	459	2,965
Kemper Corp.	300	19,362
KeyCorp	5,310	92,500
Kinsale Capital Group, Inc.	109	52,745
KKR & Co., Inc.	3,240	431,017
Lakeland Financial Corp.	98	6,022
Lazard, Inc.	411	19,720
Lemonade, Inc.(a)	362	15,859
LendingClub Corp.(a)	494	5,943
LendingTree, Inc.(a)	63	2,335
Lincoln National Corp.	836	28,926
Live Oak Bancshares, Inc.	223	6,645
Loews Corp.	871	79,836
LPL Financial Holdings, Inc.	361	135,364
M&T Bank Corp.	772	149,760
Markel Group, Inc.(a)	60	119,842
MarketAxess Holdings, Inc.	182	40,648
Marqeta, Inc. - Class A(a)	1,936	11,287
Marsh & McLennan Cos., Inc.	2,362	516,428
Mastercard, Inc. - Class A	3,945	2,216,853
Mercantile Bank Corp.	108	5,012
Merchants Bancorp	103	3,406
Mercury General Corp.	82	5,522
MetLife, Inc.	2,705	217,536
Metropolitan Bank Holding Corp.(a)	75	5,250
MGIC Investment Corp.	1,215	33,826
Midland States Bancorp, Inc.	35	606
Moelis & Co. - Class A	332	20,690
Moody’s Corp.	864	433,374
Morgan Stanley	5,929	835,159
Morningstar, Inc.	111	34,846
Mr Cooper Group, Inc.(a)	276	41,182
MSCI, Inc.	359	207,050
Nasdaq, Inc.	2,017	180,360
National Bank Holdings Corp. - Class A	156	5,867
Navient Corp.	669	9,433
NB Bancorp, Inc.(a)	362	6,465
NBT Bancorp, Inc.	200	8,310
NCR Atleos Corp.(a)	320	9,130
Nelnet, Inc. - Class A	73	8,842
NerdWallet, Inc. - Class A(a)	275	3,017
Nicolet Bankshares, Inc.	38	4,692
NMI Holdings, Inc. - Class A(a)	394	16,623
Northeast Bank	310	27,587
Northern Trust Corp.	934	118,422
Northfield Bancorp, Inc.	338	3,880
Northwest Bancshares, Inc.	517	6,607

	Shares	Value
NU Holdings Ltd. - Class A(a)	14,916	$204,648
Nuveen Churchill Direct Lending Corp.(b)	3,650	59,093
OceanFirst Financial Corp.	100	1,761
OFG Bancorp	211	9,031
Old National Bancorp	1,596	34,059
Old Republic International Corp.	1,088	41,823
Old Second Bancorp, Inc.	369	6,546
OneMain Holdings, Inc.	618	35,226
Origin Bancorp, Inc.	124	4,432
Oscar Health, Inc. - Class A(a)	742	15,908
Pacific Premier Bancorp, Inc.	489	10,313
Pagseguro Digital Ltd. - Class A	773	7,452
Palomar Holdings, Inc.(a)	121	18,664
Park National Corp.	87	14,552
Pathward Financial, Inc.	106	8,387
Patria Investments Ltd. - Class A	274	3,852
Payoneer Global, Inc.(a)	1,300	8,905
PayPal Holdings, Inc.(a)	4,745	352,648
Peapack-Gladstone Financial Corp.	140	3,955
PennyMac Financial Services, Inc.	250	24,910
Peoples Bancorp, Inc.	167	5,100
Perella Weinberg Partners	238	4,622
Pinnacle Financial Partners, Inc.	368	40,631
Piper Sandler Cos.	85	23,625
PJT Partners, Inc. - Class A	86	14,191
PNC Financial Services Group, Inc.	1,897	353,639
Popular, Inc.	354	39,014
PRA Group, Inc.(a)	117	1,726
Preferred Bank	74	6,404
Primerica, Inc.	171	46,798
Principal Financial Group, Inc.	1,037	82,369
ProAssurance Corp.(a)	230	5,251
PROG Holdings, Inc.	248	7,279
Progressive Corp.	2,812	750,410
Prosperity Bancshares, Inc.	470	33,013
Provident Financial Services, Inc.	449	7,871
Prudential Financial, Inc.	1,717	184,474
QCR Holdings, Inc.	47	3,191
Radian Group, Inc.	745	26,835
Raymond James Financial, Inc.	882	135,272
Regions Financial Corp.	4,448	104,617
Reinsurance Group of America, Inc.	333	66,054
Remitly Global, Inc.(a)	643	12,069
RenaissanceRe Holdings Ltd.	230	55,867
Renasant Corp.	392	14,085
Repay Holdings Corp.(a)	388	1,870
RLI Corp.	390	28,166
Robinhood Markets, Inc. - Class A(a)	3,606	337,630
Root, Inc./OH(a)	49	6,271
Ryan Specialty Holdings, Inc.	502	34,131
S&P Global, Inc.	1,480	780,389
S&T Bancorp, Inc.	187	7,072
Safety Insurance Group, Inc.	96	7,621

The accompanying notes are an integral part of these financial statements.

41

FT Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
Seacoast Banking Corp. of Florida	500	$13,810
SEI Investments Co.	431	38,730
Selective Insurance Group, Inc.	300	25,995
ServisFirst Bancshares, Inc.	248	19,222
Sezzle, Inc.(a)	35	6,274
Shift4 Payments, Inc. - Class A(a)(b)	339	33,598
Simmons First National Corp. - Class A	687	13,026
SiriusPoint Ltd.(a)	408	8,319
Skyward Specialty Insurance Group, Inc.(a)	210	12,136
SLM Corp.	1,100	36,069
SoFi Technologies, Inc.(a)	5,533	100,756
Southside Bancshares, Inc.	171	5,033
SouthState Corp.	489	45,003
State Street Corp.	1,362	144,835
Stellar Bancorp, Inc.	125	3,497
StepStone Group, Inc. - Class A	321	17,815
Stewart Information Services Corp.	107	6,966
Stifel Financial Corp.	510	52,928
Stock Yards Bancorp, Inc.	90	7,108
StoneX Group, Inc.(a)	211	19,231
Synchrony Financial	1,804	120,399
Synovus Financial Corp.	727	37,622
T Rowe Price Group, Inc.	1,027	99,106
Texas Capital Bancshares, Inc.(a)	203	16,118
TFS Financial Corp.	156	2,020
Toast, Inc. - Class A(a)	2,164	95,844
Tompkins Financial Corp.	39	2,446
Towne Bank	374	12,783
TPG, Inc.	394	20,665
Tradeweb Markets, Inc. - Class A	577	84,473
Travelers Cos., Inc.	1,087	290,816
TriCo Bancshares	215	8,705
Triumph Financial, Inc.(a)	132	7,275
Truist Financial Corp.	6,337	272,428
Trupanion, Inc.(a)(b)	112	6,199
TrustCo Bank Corp. NY	153	5,113
Trustmark Corp.	270	9,844
UMB Financial Corp.	347	36,491
United Bankshares, Inc.	707	25,756
United Community Banks, Inc.	615	18,321
United Fire Group, Inc.	166	4,764
Univest Financial Corp.	201	6,038
Unum Group	824	66,546
Upstart Holdings, Inc.(a)	371	23,996
US Bancorp	7,466	337,836
UWM Holdings Corp.	603	2,496
Valley National Bancorp	2,390	21,343
Veritex Holdings, Inc.	320	8,352
Victory Capital Holdings, Inc. - Class A	193	12,288
Virtu Financial, Inc. - Class A	350	15,676
Virtus Investment Partners, Inc.	38	6,893

	Shares	Value
Visa, Inc. - Class A	8,275	$2,938,039
Voya Financial, Inc.	464	32,944
W R Berkley Corp.	1,415	103,960
WaFd, Inc.	460	13,469
Walker & Dunlop, Inc.	152	10,713
Washington Trust Bancorp, Inc.	100	2,828
Webster Financial Corp.	777	42,424
Wells Fargo & Co.	15,805	1,266,297
WesBanco, Inc.	443	14,012
Westamerica BanCorp	176	8,525
Western Alliance Bancorp	491	38,288
Western Union Co.	1,755	14,777
WEX, Inc.(a)	168	24,678
White Mountains Insurance Group Ltd.	12	21,549
Wintrust Financial Corp.(b)	319	39,550
WisdomTree, Inc.	353	4,063
World Acceptance Corp.(a)	17	2,807
WSFS Financial Corp.	274	15,070
Zions Bancorp NA	746	38,747
		40,310,653
Health Care - 9.6%
10X Genomics, Inc. - Class A(a)	700	8,106
89bio, Inc.(a)	264	2,592
Abbott Laboratories	8,304	1,129,427
AbbVie, Inc.	8,485	1,574,986
Acadia Healthcare Co., Inc.(a)	477	10,823
ACADIA Pharmaceuticals, Inc.(a)	903	19,478
AdaptHealth Corp.(a)	397	3,744
Adaptive Biotechnologies Corp.(a)	930	10,834
Addus HomeCare Corp.(a)	70	8,063
ADMA Biologics, Inc.(a)	1,139	20,741
Agilent Technologies, Inc.	1,345	158,723
agilon health, Inc.(a)	1,608	3,698
Agios Pharmaceuticals, Inc.(a)	300	9,978
Akero Therapeutics, Inc.(a)	269	14,354
Align Technology, Inc.(a)	344	65,130
Alignment Healthcare, Inc.(a)	664	9,296
Alkermes PLC(a)	655	18,740
Alnylam Pharmaceuticals, Inc.(a)	586	191,089
Alphatec Holdings, Inc.(a)	518	5,750
Altimmune, Inc.(a)(b)	457	1,769
Amedisys, Inc.(a)	151	14,857
Amgen, Inc.	2,584	721,479
Amicus Therapeutics, Inc.(a)	1,252	7,174
AMN Healthcare Services, Inc.(a)	188	3,886
Amneal Pharmaceuticals, Inc.(a)	772	6,245
Amphastar Pharmaceuticals, Inc.(a)	217	4,982
AnaptysBio, Inc.(a)	182	4,040
Anavex Life Sciences Corp.(a)(b)	627	5,781
AngioDynamics, Inc.(a)	231	2,292
ANI Pharmaceuticals, Inc.(a)	90	5,873
Anika Therapeutics, Inc.(a)	100	1,058
Apellis Pharmaceuticals, Inc.(a)	490	8,482

The accompanying notes are an integral part of these financial statements.

42

FT Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
Apogee Therapeutics, Inc.(a)	261	$11,335
Arcellx, Inc.(a)	176	11,590
Arcturus Therapeutics Holdings, Inc.(a)	257	3,344
Arcus Biosciences, Inc.(a)	347	2,825
Arcutis Biotherapeutics, Inc.(a)	702	9,842
Ardelyx, Inc.(a)	927	3,634
Arrowhead Pharmaceuticals, Inc.(a)	563	8,895
ARS Pharmaceuticals, Inc.(a)	555	9,685
Artivion, Inc.(a)	300	9,330
Arvinas, Inc.(a)	300	2,208
Astrana Health, Inc.(a)	202	5,026
Astria Therapeutics, Inc.(a)	80	429
AtriCure, Inc.(a)	208	6,816
Avanos Medical, Inc.(a)	297	3,635
Avantor, Inc.(a)	3,375	45,428
Avidity Biosciences, Inc.(a)	1,146	32,546
Axogen, Inc.(a)	391	4,242
Axsome Therapeutics, Inc.(a)	169	17,642
Azenta, Inc.(a)	282	8,680
Baxter International, Inc.	2,375	71,915
Beam Therapeutics, Inc.(a)	449	7,637
Becton Dickinson & Co.	1,383	238,222
Belite Bio, Inc. - ADR(a)(b)	146	8,424
BioCryst Pharmaceuticals, Inc.(a)	1,160	10,394
Biogen, Inc.(a)	722	90,676
Biohaven Ltd.(a)	379	5,348
BioLife Solutions, Inc.(a)	211	4,545
BioMarin Pharmaceutical, Inc.(a)	898	49,363
Bio-Rad Laboratories, Inc. - Class A(a)	97	23,408
Bio-Techne Corp.	765	39,359
Blueprint Medicines Corp.(a)	320	41,018
Boston Scientific Corp.(a)	7,127	765,511
Bridgebio Pharma, Inc.(a)	683	29,492
BrightSpring Health Services, Inc.(a)	302	7,124
Bristol-Myers Squibb Co.	9,815	454,336
Brookdale Senior Living, Inc.(a)	621	4,322
Bruker Corp.	542	22,330
Cardinal Health, Inc.	1,147	192,696
CareDx, Inc.(a)	240	4,690
Castle Biosciences, Inc.(a)	171	3,492
Catalyst Pharmaceuticals, Inc.(a)	507	11,002
Celcuity, Inc.(a)	1,368	18,263
Celldex Therapeutics, Inc.(a)	262	5,332
Cencora, Inc.	862	258,471
Centene Corp.(a)	2,398	130,163
Certara, Inc.(a)	668	7,816
CG oncology, Inc.(a)	159	4,134
Charles River Laboratories International, Inc.(a)	250	37,933
Chemed Corp.	75	36,520
Cigna Group	1,299	429,423
Cincor Pharmaceuticals, Inc.(a)(c)	146	0

	Shares	Value
Cogent Biosciences, Inc.(a)	343	$2,463
Collegium Pharmaceutical, Inc.(a)	187	5,530
Concentra Group Holdings Parent, Inc.	633	13,021
Concert Pharmaceuticals, Inc.(a)(c)	9,764	0
CONMED Corp.	169	8,802
Cooper Cos., Inc.(a)	917	65,254
Corcept Therapeutics, Inc.(a)	430	31,562
CorVel Corp.(a)	123	12,642
Crinetics Pharmaceuticals, Inc.(a)	450	12,942
Cross Country Healthcare, Inc.(a)	193	2,519
CryoPort, Inc.(a)	420	3,133
Cullinan Therapeutics, Inc.(a)	281	2,116
CVS Health Corp.	6,067	418,502
Cytek Biosciences, Inc.(a)	397	1,350
Cytokinetics, Inc.(a)	566	18,701
Danaher Corp.	3,297	651,289
DaVita, Inc.(a)	383	54,558
Day One Biopharmaceuticals, Inc.(a)	242	1,573
Denali Therapeutics, Inc.(a)	627	8,772
DENTSPLY SIRONA, Inc.	1,122	17,817
Dexcom, Inc.(a)	1,865	162,796
Disc Medicine, Inc.(a)	100	5,296
Doximity, Inc. - Class A(a)	631	38,706
Dynavax Technologies Corp.(a)	612	6,071
Dyne Therapeutics, Inc.(a)	322	3,065
Edgewise Therapeutics, Inc.(a)	230	3,015
Edwards Lifesciences Corp.(a)	2,746	214,765
Elanco Animal Health, Inc.(a)	2,580	36,842
Elevance Health, Inc.	1,096	426,300
Eli Lilly & Co.	4,093	3,190,616
Embecta Corp.	345	3,343
Enanta Pharmaceuticals, Inc.(a)	103	779
Encompass Health Corp.	494	60,579
Enhabit, Inc.(a)	236	2,275
Enovis Corp.(a)	346	10,851
Ensign Group, Inc.	264	40,725
Envista Holdings Corp.(a)	798	15,593
Establishment Labs Holdings, Inc.(a)	112	4,784
Evolent Health, Inc. - Class A(a)	492	5,540
Evolus, Inc.(a)	316	2,910
Exact Sciences Corp.(a)	924	49,101
Exelixis, Inc.(a)	1,330	58,620
EyePoint Pharmaceuticals, Inc.(a)	148	1,393
Fortrea Holdings, Inc.(a)	469	2,317
Fulcrum Therapeutics, Inc.(a)	295	2,030
Fulgent Genetics, Inc.(a)	178	3,539
GE HealthCare Technologies, Inc.	2,157	159,769
GeneDx Holdings Corp.(a)	95	8,769
Gilead Sciences, Inc.	6,030	668,546
Glaukos Corp.(a)	251	25,926
Globus Medical, Inc. - Class A(a)	579	34,173
GRAIL, Inc.(a)(b)	135	6,942
Guardant Health, Inc.(a)	570	29,663
Haemonetics Corp.(a)	250	18,653

The accompanying notes are an integral part of these financial statements.

43

FT Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
Halozyme Therapeutics, Inc.(a)	605	$31,472
Harmony Biosciences Holdings, Inc.(a)	168	5,309
Harrow, Inc.(a)	170	5,192
HCA Healthcare, Inc.	849	325,252
Health Catalyst, Inc.(a)	72	271
HealthEquity, Inc.(a)	430	45,047
HealthStream, Inc.	210	5,811
Henry Schein, Inc.(a)	633	46,241
Hims & Hers Health, Inc.(a)(b)	881	43,918
Hologic, Inc.(a)	1,052	68,548
Humana, Inc.	580	141,798
ICON PLC(a)	403	58,616
ICU Medical, Inc.(a)	100	13,215
Ideaya Biosciences, Inc.(a)	260	5,465
IDEXX Laboratories, Inc.(a)	381	204,346
Illumina, Inc.(a)	757	72,225
Immunome, Inc.(a)	251	2,334
Immunovant, Inc.(a)	304	4,864
Incyte Corp.(a)	893	60,813
Inhibrx Biosciences, Inc.(a)	38	542
Innoviva, Inc.(a)	242	4,862
Inogen, Inc.(a)	213	1,497
Insmed, Inc.(a)	852	85,745
Inspire Medical Systems, Inc.(a)	141	18,298
Insulet Corp.(a)	346	108,706
Integer Holdings Corp.(a)	148	18,200
Integra LifeSciences Holdings Corp.(a)	378	4,638
Intellia Therapeutics, Inc.(a)	617	5,787
Intuitive Surgical, Inc.(a)	1,706	927,057
Ionis Pharmaceuticals, Inc.(a)	700	27,657
Iovance Biotherapeutics, Inc.(a)(b)	902	1,551
IQVIA Holdings, Inc.(a)	849	133,794
iRhythm Technologies, Inc.(a)	166	25,557
iTeos Therapeutics, Inc.(a)	258	2,572
Janux Therapeutics, Inc.(a)	167	3,858
Jazz Pharmaceuticals PLC(a)	258	27,379
Johnson & Johnson	11,691	1,785,800
Keros Therapeutics, Inc.(a)	124	1,655
Kiniksa Pharmaceuticals International PLC(a)	106	2,933
Krystal Biotech, Inc.(a)	108	14,846
Kura Oncology, Inc.(a)	403	2,325
Kymera Therapeutics, Inc.(a)	271	11,826
Labcorp Holdings, Inc.	389	102,116
Lantheus Holdings, Inc.(a)	358	29,306
Legend Biotech Corp. - ADR(a)	920	32,651
LeMaitre Vascular, Inc.	104	8,637
LifeStance Health Group, Inc.(a)	653	3,376
Ligand Pharmaceuticals, Inc.(a)	50	5,684
Liquidia Corp.(a)	551	6,865
Madrigal Pharmaceuticals, Inc.(a)	122	36,922
MannKind Corp.(a)	982	3,673

	Shares	Value
Masimo Corp.(a)	220	$37,008
McKesson Corp.	611	447,729
Medpace Holdings, Inc.(a)	127	39,860
Medtronic PLC	6,195	540,018
Merck & Co., Inc.	12,203	965,989
Merit Medical Systems, Inc.(a)	298	27,857
Mesa Laboratories, Inc.	34	3,203
Mettler-Toledo International, Inc.(a)	102	119,821
MiMedx Group, Inc.(a)	749	4,576
Mirum Pharmaceuticals, Inc.(a)	146	7,430
Moderna, Inc.(a)	1,664	45,910
Molina Healthcare, Inc.(a)	273	81,327
Monte Rosa Therapeutics, Inc.(a)	2,022	9,119
Myriad Genetics, Inc.(a)	450	2,390
Natera, Inc.(a)	625	105,588
National HealthCare Corp.	67	7,170
National Research Corp.	128	2,150
Neogen Corp.(a)	1,159	5,540
NeoGenomics, Inc.(a)	690	5,044
Neurocrine Biosciences, Inc.(a)	480	60,331
Novavax, Inc.(a)(b)	757	4,769
Nurix Therapeutics, Inc.(a)	394	4,488
Nuvalent, Inc. - Class A(a)	204	15,565
Ocular Therapeutix, Inc.(a)	426	3,953
Olema Pharmaceuticals, Inc.(a)	354	1,508
OmniAb, Inc.(a)(c)	42	0
OmniAb, Inc.(a)(c)	42	0
Omnicell, Inc.(a)	252	7,409
Option Care Health, Inc.(a)	718	23,321
Organon & Co.	1,281	12,400
Orthofix Medical, Inc.(a)	298	3,323
OrthoPediatrics Corp.(a)	105	2,255
Owens & Minor, Inc.(a)	312	2,839
Pacira BioSciences, Inc.(a)	279	6,668
Pediatrix Medical Group, Inc.(a)	600	8,610
Pennant Group, Inc.(a)	150	4,477
Penumbra, Inc.(a)	184	47,220
Perrigo Co. PLC	698	18,651
Pfizer, Inc.	27,499	666,576
Phreesia, Inc.(a)	360	10,246
Praxis Precision Medicines, Inc.(a)	134	5,635
Premier, Inc. - Class A	304	6,667
Prestige Consumer Healthcare, Inc.(a)	271	21,639
Privia Health Group, Inc.(a)	611	14,053
PROCEPT BioRobotics Corp.(a)	284	16,358
Progyny, Inc.(a)	390	8,580
Protagonist Therapeutics, Inc.(a)	308	17,023
Prothena Corp. PLC(a)	257	1,560
PTC Therapeutics, Inc.(a)	372	18,168
Pulmonx Corp.(a)	288	746
Quanterix Corp.(a)	228	1,516
Quest Diagnostics, Inc.	548	98,437
QuidelOrtho Corp.(a)	264	7,608
RadNet, Inc.(a)	264	15,024

The accompanying notes are an integral part of these financial statements.

44

FT Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
Recursion Pharmaceuticals, Inc. - Class A(a)(b)	1,236	$6,254
Regeneron Pharmaceuticals, Inc.	504	264,600
REGENXBIO, Inc.(a)	218	1,790
Repligen Corp.(a)	267	33,209
Replimune Group, Inc.(a)	282	2,620
ResMed, Inc.	691	178,278
Revolution Medicines, Inc.(a)	747	27,482
Revvity, Inc.	562	54,357
Rhythm Pharmaceuticals, Inc.(a)	559	35,323
Rocket Pharmaceuticals, Inc.(a)	400	980
Royalty Pharma PLC - Class A	1,718	61,900
RxSight, Inc.(a)	228	2,964
Sage Therapeutics, Inc.(a)	300	2,736
Sanofi SA(a)(c)	155	0
Sarepta Therapeutics, Inc.(a)	463	7,917
Scholar Rock Holding Corp.(a)	328	11,618
Schrodinger, Inc.(a)	309	6,217
Select Medical Holdings Corp.	415	6,300
SI-BONE, Inc.(a)	281	5,288
Simulations Plus, Inc.	97	1,693
Soleno Therapeutics, Inc.(a)	173	14,494
Solventum Corp.(a)	699	53,012
Sotera Health Co.(a)	601	6,683
SpringWorks Therapeutics, Inc.(a)	280	13,157
Spyre Therapeutics, Inc.(a)	352	5,269
STAAR Surgical Co.(a)	280	4,698
STERIS PLC	480	115,306
Structure Therapeutics, Inc. - ADR(a)	183	3,795
Stryker Corp.	1,719	680,088
Summit Therapeutics, Inc.(a)(b)	514	10,938
Supernus Pharmaceuticals, Inc.(a)	275	8,668
Surgery Partners, Inc.(a)	422	9,381
Surmodics, Inc.(a)	134	3,981
Syndax Pharmaceuticals, Inc.(a)	387	3,624
Tandem Diabetes Care, Inc.(a)	348	6,487
Tarsus Pharmaceuticals, Inc.(a)	201	8,143
Teladoc Health, Inc.(a)	839	7,308
Teleflex, Inc.	234	27,696
Tempus AI, Inc.(a)(b)	244	15,504
Tenet Healthcare Corp.(a)	422	74,272
TG Therapeutics, Inc.(a)	745	26,813
Thermo Fisher Scientific, Inc.	1,813	735,099
Tonix Pharmaceuticals Holding Corp.(a)(b)	2,736	98,441
Tourmaline Bio, Inc.(a)	121	1,935
TransMedics Group, Inc.(a)	156	20,906
Travere Therapeutics, Inc.(a)	326	4,825
Treace Medical Concepts, Inc.(a)	218	1,282
TruBridge, Inc.(a)	100	2,342
Twist Bioscience Corp.(a)	376	13,833
UFP Technologies, Inc.(a)	46	11,231

	Shares	Value
Ultragenyx Pharmaceutical, Inc.(a)	353	$12,835
United Therapeutics Corp.(a)	204	58,619
UnitedHealth Group, Inc.	4,404	1,373,916
Universal Health Services, Inc. - Class B	257	46,556
US Physical Therapy, Inc.	93	7,273
Vanda Pharmaceuticals, Inc.(a)	481	2,270
Varex Imaging Corp.(a)	282	2,445
Vaxcyte, Inc.(a)	665	21,619
Veeva Systems, Inc. - Class A(a)	699	201,298
Vera Therapeutics, Inc.(a)	198	4,665
Veracyte, Inc.(a)	440	11,893
Vericel Corp.(a)	230	9,787
Vertex Pharmaceuticals, Inc.(a)	1,250	556,500
Verve Therapeutics, Inc.(a)	193	2,167
Viatris, Inc.	5,852	52,258
Viking Therapeutics, Inc.(a)	461	12,217
Vir Biotechnology, Inc.(a)	580	2,923
Viridian Therapeutics, Inc.(a)	2,436	34,055
Waters Corp.(a)	283	98,778
Waystar Holding Corp.(a)	553	22,601
West Pharmaceutical Services, Inc.	332	72,642
Xencor, Inc.(a)	269	2,114
Xeris Biopharma Holdings, Inc.(a)	3,272	15,280
Y-mAbs Therapeutics, Inc.(a)	304	1,371
Zimmer Biomet Holdings, Inc.	945	86,193
Zimvie, Inc.(a)	127	1,187
Zoetis, Inc.	2,141	333,889
Zymeworks, Inc.(a)	387	4,857
		27,836,148
Industrials - 9.7%
3M Co.	2,603	396,281
A O Smith Corp.	532	34,883
AAON, Inc.	321	23,674
AAR Corp.(a)	187	12,864
ABM Industries, Inc.	247	11,661
ACCO Brands Corp.	825	2,954
Acuity, Inc.	159	47,436
ACV Auctions, Inc. - Class A(a)	684	11,095
Advanced Drainage Systems, Inc.	355	40,775
AECOM	632	71,328
AeroVironment, Inc.(a)	126	35,904
AGCO Corp.	299	30,845
Air Lease Corp.	501	29,304
Alamo Group, Inc.	63	13,758
Alaska Air Group, Inc.(a)	596	29,490
Albany International Corp. - Class A	165	11,571
Alight, Inc. - Class A	2,158	12,214
Allegiant Travel Co.(a)	73	4,011
Allegion PLC	404	58,224
Allison Transmission Holdings, Inc.	402	38,186
Amentum Holdings, Inc.(a)	1,092	25,778
Ameresco, Inc. - Class A(a)	181	2,749

The accompanying notes are an integral part of these financial statements.

45

FT Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
American Airlines Group, Inc.(a)	3,039	$34,098
American Superconductor Corp.(a)	360	13,208
American Woodmark Corp.(a)	101	5,390
AMETEK, Inc.	1,118	202,313
API Group Corp.(a)	1,161	59,269
Apogee Enterprises, Inc.	118	4,791
Applied Industrial Technologies, Inc.	175	40,679
ArcBest Corp.	109	8,394
Archer Aviation, Inc. - Class A(a)	1,807	19,606
Arcosa, Inc.	200	17,342
Argan, Inc.	73	16,095
Armstrong World Industries, Inc.	217	35,250
Array Technologies, Inc.(a)(b)	750	4,425
Astec Industries, Inc.	92	3,835
Astronics Corp.(a)	241	8,069
ATI, Inc.(a)	703	60,697
Atkore, Inc.	202	14,251
Atmus Filtration Technologies, Inc.	330	12,019
Automatic Data Processing, Inc.	1,956	603,230
Avis Budget Group, Inc.(a)	148	25,019
Axon Enterprise, Inc.(a)	353	292,263
AZEK Co., Inc.(a)	652	35,436
AZZ, Inc.	130	12,282
Barrett Business Services, Inc.	96	4,002
Bloom Energy Corp. - Class A(a)(b)	1,070	25,594
Blue Bird Corp.(a)(b)	138	5,956
Boeing Co.(a)	3,618	758,080
Boise Cascade Co.	148	12,849
Booz Allen Hamilton Holding Corp.	621	64,665
Brady Corp. - Class A	166	11,283
BrightView Holdings, Inc.(a)	204	3,397
Brink’s Co.	213	19,019
Broadridge Financial Solutions, Inc.	558	135,611
Builders FirstSource, Inc.(a)	551	64,296
BWX Technologies, Inc.	439	63,242
CACI International, Inc. - Class A(a)	111	52,914
Cadre Holdings, Inc.	61	1,943
Carlisle Cos., Inc.	218	81,401
Carrier Global Corp.	3,840	281,050
Casella Waste Systems, Inc. - Class A(a)	276	31,845
Caterpillar, Inc.	2,296	891,330
CBIZ, Inc.(a)	220	15,776
CECO Environmental Corp.(a)	217	6,143
CH Robinson Worldwide, Inc.	581	55,747
Chart Industries, Inc.(a)	200	32,930
Cimpress PLC(a)	90	4,230
Cintas Corp.	1,651	367,958
Clean Harbors, Inc.(a)	252	58,257
Columbus McKinnon Corp.	101	1,542
Comfort Systems USA, Inc.	169	90,620
Concentrix Corp.	159	8,404
Construction Partners, Inc. - Class A(a)	212	22,531

	Shares	Value
Copart, Inc.(a)	4,290	$210,510
Core & Main, Inc. - Class A(a)	962	58,057
CRA International, Inc.	15	2,811
Crane Co.	280	53,169
CSG Systems International, Inc.	167	10,907
CSW Industrials, Inc.	73	20,939
CSX Corp.	9,064	295,758
Cummins, Inc.	650	212,875
Curtiss-Wright Corp.	172	84,031
Dayforce, Inc.(a)	780	43,204
Deere & Co.	1,210	615,273
Delta Air Lines, Inc.	3,119	153,392
Deluxe Corp.	200	3,182
DNOW, Inc.(a)	649	9,625
Donaldson Co., Inc.	592	41,055
Douglas Dynamics, Inc.	169	4,980
Dover Corp.	660	120,932
Driven Brands Holdings, Inc.(a)	420	7,375
Ducommun, Inc.(a)	100	8,263
Dun & Bradstreet Holdings, Inc.	1,224	11,126
DXP Enterprises, Inc.(a)	30	2,630
Dycom Industries, Inc.(a)	152	37,147
Eaton Corp. PLC	1,917	684,350
EMCOR Group, Inc.	210	112,327
Emerson Electric Co.	2,731	364,124
Energy Recovery, Inc.(a)	281	3,591
Enerpac Tool Group Corp.	290	11,762
EnerSys	202	17,326
Ennis, Inc.	50	907
Enovix Corp.(a)	1,755	18,147
Enpro, Inc.	118	22,603
Enviri Corp.(a)	3	26
Eos Energy Enterprises, Inc.(a)(b)	1,317	6,743
Equifax, Inc.	604	156,659
Esab Corp.	280	33,754
ESCO Technologies, Inc.	136	26,094
Everus Construction Group, Inc.(a)	225	14,294
ExlService Holdings, Inc.(a)	721	31,573
Expeditors International of Washington, Inc.	674	77,005
Exponent, Inc.	255	19,051
Fastenal Co.	5,438	228,396
Federal Signal Corp.	319	33,948
FedEx Corp.	1,055	239,812
Ferguson Enterprises, Inc.	935	203,596
First Advantage Corp.(a)	366	6,079
Flowserve Corp.	584	30,572
Fluence Energy, Inc.(a)	667	4,476
Fluor Corp.(a)	724	37,119
Fortive Corp.	1,603	83,564
Fortune Brands Innovations, Inc.	636	32,741
Forward Air Corp.(a)	152	3,730
Franklin Covey Co.(a)	104	2,373
Franklin Electric Co., Inc.	206	18,486

The accompanying notes are an integral part of these financial statements.

46

FT Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
FTAI Aviation Ltd.	495	$56,945
FTAI Infrastructure, Inc.	259	1,598
FTI Consulting, Inc.(a)	180	29,070
FuelCell Energy, Inc.(a)	428	2,401
Gates Industrial Corp. PLC(a)	1,190	27,406
GATX Corp.	168	25,798
GE Vernova, Inc.	1,325	701,124
Genco Shipping & Trading Ltd.	206	2,692
Generac Holdings, Inc.(a)	272	38,953
General Dynamics Corp.	1,292	376,825
General Electric Co.	5,154	1,326,588
Genpact Ltd.	713	31,379
Gibraltar Industries, Inc.(a)	138	8,142
Global Industrial Co.	10	270
GMS, Inc.(a)	191	20,771
Gorman-Rupp Co.	58	2,130
Graco, Inc.	784	67,400
Granite Construction, Inc.	246	23,003
Greenbrier Cos., Inc.	109	5,019
Griffon Corp.	156	11,290
GXO Logistics, Inc.(a)	623	30,340
Hayward Holdings, Inc.(a)	1,094	15,097
Healthcare Services Group, Inc.(a)	375	5,636
Heartland Express, Inc.	340	2,938
HEICO Corp.	206	67,568
HEICO Corp. - Class A	366	94,703
Heidrick & Struggles International, Inc.	39	1,785
Helios Technologies, Inc.	150	5,006
Herc Holdings, Inc.	164	21,598
Hertz Global Holdings, Inc.(a)(b)	1,622	11,078
Hexcel Corp.	439	24,799
Hillenbrand, Inc.	325	6,523
Hillman Solutions Corp.(a)	977	6,976
HNI Corp.	274	13,475
Honeywell International, Inc.	3,126	727,983
Howmet Aerospace, Inc.	1,934	359,975
Hub Group, Inc. - Class A	286	9,561
Hubbell, Inc.	256	104,553
Huntington Ingalls Industries, Inc.	174	42,014
Huron Consulting Group, Inc.(a)	65	8,940
Hyster-Yale, Inc.	62	2,466
ICF International, Inc.	97	8,217
IDEX Corp.	379	66,541
IES Holdings, Inc.(a)	98	29,031
Illinois Tool Works, Inc.	1,399	345,903
Ingersoll Rand, Inc.	1,965	163,449
Innodata, Inc.(a)	175	8,964
Insperity, Inc.	190	11,423
Insteel Industries, Inc.	55	2,047
Interface, Inc.	189	3,956
Intuitive Machines, Inc.(a)	343	3,728
ITT, Inc.	405	63,516

	Shares	Value
Jacobs Solutions, Inc.	589	$77,424
Janus International Group, Inc.(a)	533	4,339
JB Hunt Transport Services, Inc.	367	52,701
JBT Marel Corp.	213	25,615
JELD-WEN Holding, Inc.(a)	322	1,262
JetBlue Airways Corp.(a)	1,750	7,403
Joby Aviation, Inc.(a)(b)	2,389	25,204
Johnson Controls International PLC	3,187	336,611
Kadant, Inc.	54	17,142
KBR, Inc.	652	31,257
Kelly Services, Inc. - Class A	233	2,728
Kennametal, Inc.	304	6,980
Kforce, Inc.	69	2,838
Kirby Corp.(a)	300	34,023
Knight-Swift Transportation Holdings, Inc.	748	33,084
Korn Ferry	285	20,899
Kratos Defense & Security Solutions, Inc.(a)	758	35,209
L3Harris Technologies, Inc.	915	229,519
Landstar System, Inc.	171	23,772
Legalzoom.com, Inc.(a)	741	6,602
Leidos Holdings, Inc.	634	100,020
Lennox International, Inc.	155	88,852
Leonardo DRS, Inc.	332	15,431
Limbach Holdings, Inc.(a)	88	12,329
Lincoln Electric Holdings, Inc.	266	55,147
Lindsay Corp.	58	8,367
Liquidity Services, Inc.(a)	105	2,477
Loar Holdings, Inc.(a)	322	27,747
Lockheed Martin Corp.	1,138	527,053
Lyft, Inc. - Class A(a)	1,606	25,311
Manitowoc Co., Inc.(a)	268	3,221
ManpowerGroup, Inc.	256	10,342
Marten Transport Ltd.	308	4,001
Masco Corp.	975	62,751
MasTec, Inc.(a)	282	48,061
Masterbrand, Inc.(a)	726	7,935
Matson, Inc.	175	19,486
Maximus, Inc.	236	16,567
McGrath RentCorp	114	13,219
Mercury Systems, Inc.(a)	217	11,688
Middleby Corp.(a)	237	34,128
Miller Industries, Inc.	104	4,624
MillerKnoll, Inc.	460	8,933
Montrose Environmental Group, Inc.(a)	185	4,050
Moog, Inc. - Class A	135	24,431
MRC Global, Inc.(a)	586	8,034
MSA Safety, Inc.	195	32,668
MSC Industrial Direct Co., Inc. - Class A	245	20,830
Mueller Industries, Inc.	503	39,973
Mueller Water Products, Inc. - Class A	1,017	24,449
MYR Group, Inc.(a)	77	13,972

The accompanying notes are an integral part of these financial statements.

47

FT Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
NANO Nuclear Energy, Inc.(a)	196	$6,760
NEXTracker, Inc. - Class A(a)	702	38,168
Nordson Corp.	258	55,307
Norfolk Southern Corp.	1,094	280,031
Northrop Grumman Corp.	699	349,486
NPK International, Inc.(a)	729	6,204
NuScale Power Corp.(a)	387	15,310
NV5 Global, Inc.(a)	280	6,465
nVent Electric PLC	806	59,040
Old Dominion Freight Line, Inc.	866	140,552
OPENLANE, Inc.(a)	361	8,826
Oshkosh Corp.	312	35,425
Otis Worldwide Corp.	1,874	185,563
Owens Corning	393	54,045
PACCAR, Inc.	2,459	233,753
Parker-Hannifin Corp.	617	430,956
Parsons Corp.(a)	517	37,105
Paychex, Inc.	1,530	222,554
Paycom Software, Inc.	252	58,313
Paylocity Holding Corp.(a)	213	38,593
Pitney Bowes, Inc.	1,050	11,456
Powell Industries, Inc.	33	6,945
Primoris Services Corp.	238	18,550
Proto Labs, Inc.(a)	130	5,205
Quanex Building Products Corp.	112	2,117
Quanta Services, Inc.	709	268,059
QXO, Inc.(a)	1,974	42,520
RB Global, Inc.(b)	903	95,890
RBC Bearings, Inc.(a)	145	55,796
Regal Rexnord Corp.(b)	343	49,721
Republic Services, Inc.	975	240,445
Resideo Technologies, Inc.(a)	758	16,721
Resolute Holdings Management, Inc.(a)	38	1,211
Resources Connection, Inc.	200	1,074
REV Group, Inc.	220	10,470
Robert Half, Inc.	493	20,238
Rocket Lab Corp.(a)	2,002	71,612
Rockwell Automation, Inc.	530	176,050
Rollins, Inc.	1,432	80,793
RTX Corp.	6,445	941,099
Rush Enterprises, Inc. - Class A	342	17,616
RXO, Inc.(a)	636	9,998
Ryder System, Inc.	207	32,913
Saia, Inc.(a)	135	36,989
Schneider National, Inc. - Class B	218	5,265
Science Applications International Corp.	253	28,490
Sensata Technologies Holding PLC	783	23,576
Shoals Technologies Group, Inc. - Class A(a)	971	4,127
Shyft Group, Inc.	75	941
Simpson Manufacturing Co., Inc.	183	28,422

	Shares	Value
SiteOne Landscape Supply, Inc.(a)	230	$27,816
SkyWest, Inc.(a)	217	22,345
Snap-on, Inc.	238	74,061
Southwest Airlines Co.	2,824	91,611
Spirit AeroSystems Holdings, Inc. - Class A(a)	594	22,661
SPX Technologies, Inc.(a)	229	38,399
SS&C Technologies Holdings, Inc.	1,003	83,048
StandardAero, Inc.(a)	1,571	49,722
Standex International Corp.	50	7,824
Stanley Black & Decker, Inc.	753	51,016
Steelcase, Inc. - Class A	551	5,747
Sterling Infrastructure, Inc.(a)	145	33,456
Stratasys Ltd.(a)	380	4,359
Sun Country Airlines Holdings, Inc.(a)	326	3,831
Sunrun, Inc.(a)(b)	1,045	8,548
Symbotic, Inc.(a)(b)	224	8,702
Tennant Co.	99	7,671
Terex Corp.	353	16,482
Tetra Tech, Inc.	1,265	45,489
Textron, Inc.	885	71,057
Thermon Group Holdings, Inc.(a)	89	2,499
Timken Co.	302	21,910
Titan International, Inc.(a)	375	3,851
Titan Machinery, Inc.(a)	167	3,308
Toro Co.	515	36,400
Trane Technologies PLC	1,080	472,403
Transcat, Inc.(a)	59	5,072
TransDigm Group, Inc.	266	404,490
TransUnion	964	84,832
Trex Co., Inc.(a)	524	28,495
TriNet Group, Inc.	236	17,261
Trinity Industries, Inc.	359	9,697
Triumph Group, Inc.(a)	454	11,691
TrueBlue, Inc.(a)	55	356
TTEC Holdings, Inc.(a)	54	260
Tutor Perini Corp.(a)	200	9,356
Uber Technologies, Inc.(a)	9,640	899,412
UFP Industries, Inc.	262	26,032
U-Haul Holding Co.(a)	29	1,756
U-Haul Holding Co.	478	25,989
UL Solutions, Inc.	300	21,858
UniFirst Corp.	86	16,187
Union Pacific Corp.	2,928	673,674
United Airlines Holdings, Inc.(a)	1,602	127,567
United Parcel Service, Inc. - Class B	3,547	358,034
United Rentals, Inc.	312	235,061
Upwork, Inc.(a)	481	6,465
V2X, Inc.(a)	108	5,243
Valmont Industries, Inc.	92	30,044
Veralto Corp.	1,137	114,780
Verisk Analytics, Inc.	676	210,574
Verra Mobility Corp.(a)	778	19,753
Vertiv Holdings Co. - Class A	1,781	228,698

The accompanying notes are an integral part of these financial statements.

48

FT Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Vestis Corp.	703	$4,028
Vicor Corp.(a)	89	4,037
VSE Corp.	105	13,753
Wabash National Corp.	195	2,073
Waste Management, Inc.	1,938	443,453
Watsco, Inc.	166	73,309
Watts Water Technologies, Inc. - Class A	128	31,474
Werner Enterprises, Inc.	290	7,934
WESCO International, Inc.	221	40,929
Westinghouse Air Brake Technologies Corp.	821	171,876
Willdan Group, Inc.(a)	64	4,001
WillScot Mobile Mini Holdings Corp.	927	25,400
Woodward, Inc.	273	66,910
Worthington Enterprises, Inc.	191	12,155
WW Grainger, Inc.	216	224,692
Xometry, Inc. - Class A(a)	195	6,589
XPO, Inc.(a)	558	70,470
Xylem, Inc.	1,135	146,824
Zurn Elkay Water Solutions Corp.	730	26,696
		28,187,553
Information Technology - 30.6%(d)
A10 Networks, Inc.	327	6,327
Accenture PLC - Class A	3,003	897,567
ACI Worldwide, Inc.(a)	560	25,710
ACM Research, Inc. - Class A(a)	346	8,961
Adeia, Inc.	458	6,476
Adobe, Inc.(a)	2,089	808,192
ADTRAN Holdings, Inc.(a)	374	3,355
Advanced Energy Industries, Inc.	173	22,923
Advanced Micro Devices, Inc.(a)	7,754	1,100,293
Aehr Test Systems(a)(b)	132	1,707
Agilysys, Inc.(a)	128	14,674
Akamai Technologies, Inc.(a)	745	59,421
Alarm.com Holdings, Inc.(a)	253	14,312
Alkami Technology, Inc.(a)	304	9,163
Allegro MicroSystems, Inc.(a)	616	21,061
Alpha & Omega Semiconductor Ltd.(a)	148	3,798
Ambarella, Inc.(a)(b)	160	10,570
Amdocs Ltd.	551	50,273
Amkor Technology, Inc.	587	12,321
Amphenol Corp. - Class A	5,789	571,664
Amplitude, Inc. - Class A(a)	314	3,894
Analog Devices, Inc.	2,382	566,964
ANSYS, Inc.(a)	419	147,161
Appfolio, Inc. - Class A(a)	119	27,403
Appian Corp. - Class A(a)	213	6,360
Apple, Inc.	72,257	14,824,969
Applied Digital Corp.(a)(b)	1,071	10,785
Applied Materials, Inc.	3,902	714,339
Applied Optoelectronics, Inc.(a)	226	5,806

	Shares	Value
AppLovin Corp. - Class A(a)	1,000	$350,080
Arista Networks, Inc.(a)	4,955	506,946
Arlo Technologies, Inc.(a)	613	10,396
Arrow Electronics, Inc.(a)	271	34,534
Asana, Inc. - Class A(a)	399	5,387
ASGN, Inc.(a)	250	12,483
Astera Labs, Inc.(a)	617	55,789
Atlassian Corp. - Class A(a)	771	156,582
Aurora Innovation, Inc.(a)	4,402	23,066
Autodesk, Inc.(a)	1,032	319,476
AvePoint, Inc.(a)	419	8,091
Avnet, Inc.	458	24,311
Axcelis Technologies, Inc.(a)	150	10,454
Badger Meter, Inc.	134	32,823
Bel Fuse, Inc. - Class B	33	3,224
Belden, Inc.	167	19,339
Benchmark Electronics, Inc.	136	5,281
Bentley Systems, Inc. - Class B	649	35,027
BigBear.ai Holdings, Inc.(a)(b)	3,268	22,190
BigCommerce Holdings, Inc.(a)	323	1,615
BILL Holdings, Inc.(a)	502	23,223
Blackbaud, Inc.(a)	200	12,842
BlackLine, Inc.(a)	240	13,589
Box, Inc. - Class A(a)	708	24,192
Braze, Inc. - Class A(a)	253	7,109
Broadcom, Inc.	22,114	6,095,724
C3.ai, Inc. - Class A(a)	589	14,472
Cadence Design Systems, Inc.(a)	1,315	405,217
Calix, Inc.(a)	308	16,383
CCC Intelligent Solutions Holdings, Inc.(a)	1,988	18,707
CDW Corp./DE	637	113,762
CEVA, Inc.(a)	176	3,868
Ciena Corp.(a)	655	53,271
Cirrus Logic, Inc.(a)	224	23,353
Cisco Systems, Inc.	19,172	1,330,153
Cleanspark, Inc.(a)(b)	1,185	13,071
Clear Secure, Inc. - Class A	415	11,520
Clearfield, Inc.(a)	62	2,691
Clearwater Analytics Holdings, Inc. - Class A(a)	1,094	23,991
Cloudflare, Inc. - Class A(a)	1,445	282,974
Cognex Corp.	895	28,389
Cognizant Technology Solutions Corp. - Class A	2,402	187,428
Coherent Corp.(a)	744	66,372
Cohu, Inc.(a)	226	4,348
CommScope Holding Co., Inc.(a)	1,602	13,265
Commvault Systems, Inc.(a)	190	33,123
Confluent, Inc. - Class A(a)	1,199	29,891
Consensus Cloud Solutions, Inc.(a)	108	2,490
Core Scientific, Inc.(a)	1,454	24,820
Corning, Inc.	3,760	197,738
Corsair Gaming, Inc.(a)	381	3,593

The accompanying notes are an integral part of these financial statements.

49

FT Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Couchbase, Inc.(a)	157	$3,828
Crane NXT Co.	260	14,014
Credo Technology Group Holding Ltd.(a)	668	61,850
Crowdstrike Holdings, Inc. - Class A(a)	1,095	557,694
CTS Corp.	112	4,772
CYNGN, Inc.(a)	1,371	19,742
Datadog, Inc. - Class A(a)	1,448	194,510
Dell Technologies, Inc. - Class C	1,512	185,371
Diebold Nixdorf, Inc.(a)	188	10,415
Digi International, Inc.(a)	182	6,345
Digimarc Corp.(a)	114	1,506
DigitalOcean Holdings, Inc.(a)	270	7,711
Diodes, Inc.(a)	233	12,323
Docusign, Inc.(a)	981	76,410
Dolby Laboratories, Inc. - Class A	300	22,278
Domo, Inc. - Class B(a)	254	3,548
Dropbox, Inc. - Class A(a)	1,050	30,030
DXC Technology Co.(a)	797	12,186
Dynatrace, Inc.(a)	1,345	74,257
eGain Corp.(a)	150	938
Elastic NV(a)	467	39,382
Enphase Energy, Inc.(a)	663	26,288
Entegris, Inc.	753	60,729
EPAM Systems, Inc.(a)	261	46,150
ePlus, Inc.(a)	132	9,517
Extreme Networks, Inc.(a)	685	12,296
F5, Inc.(a)	264	77,700
Fabrinet(a)	185	54,516
Fair Isaac Corp.(a)	113	206,559
FARO Technologies, Inc.(a)	170	7,466
Fastly, Inc. - Class A(a)	589	4,158
First Solar, Inc.(a)	465	76,976
Five9, Inc.(a)(b)	321	8,500
Flex Ltd.(a)	1,747	87,210
FormFactor, Inc.(a)	429	14,762
Fortinet, Inc.(a)	3,090	326,675
Freshworks, Inc. - Class A(a)	748	11,153
Gartner, Inc.(a)	357	144,307
Gen Digital, Inc.	2,736	80,438
Gitlab, Inc. - Class A(a)	553	24,946
GLOBALFOUNDRIES, Inc.(a)	564	21,545
GoDaddy, Inc. - Class A(a)	685	123,341
Grid Dynamics Holdings, Inc.(a)	258	2,980
Guidewire Software, Inc.(a)	391	92,061
Hackett Group, Inc.	40	1,017
Harmonic, Inc.(a)	547	5,180
Hewlett Packard Enterprise Co.	6,136	125,481
HP, Inc.	4,548	111,244
HubSpot, Inc.(a)	246	136,931
Hut 8 Corp.(a)(b)	771	14,341
Ichor Holdings Ltd.(a)	183	3,594

	Shares	Value
Impinj, Inc.(a)	147	$16,327
Informatica, Inc. - Class A(a)	940	22,889
Insight Enterprises, Inc.(a)	129	17,813
Intapp, Inc.(a)	328	16,931
Intel Corp.	20,834	466,682
InterDigital, Inc.	121	27,132
International Business Machines Corp.	4,460	1,314,719
Intuit, Inc.	1,313	1,034,158
IonQ, Inc.(a)(b)	900	38,673
IPG Photonics Corp.(a)	131	8,993
Itron, Inc.(a)	213	28,037
Jabil, Inc.	492	107,305
Jamf Holding Corp.(a)	327	3,110
JFrog Ltd.(a)	414	18,166
Juniper Networks, Inc.	1,570	62,690
Keysight Technologies, Inc.(a)	847	138,789
Kimball Electronics, Inc.(a)	204	3,923
KLA Corp.	639	572,378
Klaviyo, Inc. - Class A(a)	217	7,287
Knowles Corp.(a)	458	8,070
Kulicke & Soffa Industries, Inc.	303	10,484
Kyndryl Holdings, Inc.(a)	1,009	42,338
Lam Research Corp.	6,153	598,933
Lattice Semiconductor Corp.(a)	660	32,333
Life360, Inc.(a)(b)	316	20,619
Littelfuse, Inc.	119	26,981
LiveRamp Holdings, Inc.(a)	375	12,390
Lumentum Holdings, Inc.(a)	357	33,936
MACOM Technology Solutions Holdings, Inc.(a)	319	45,710
Manhattan Associates, Inc.(a)	306	60,426
MARA Holdings, Inc.(a)(b)	1,667	26,139
Marvell Technology, Inc.	4,122	319,043
MaxLinear, Inc.(a)	475	6,750
Meridianlink, Inc.(a)	187	3,035
Methode Electronics, Inc.	233	2,216
MicroAlgo, Inc.(a)	953	485
Microchip Technology, Inc.	2,499	175,855
Micron Technology, Inc.	5,334	657,416
Microsoft Corp.	35,265	17,541,164
MicroStrategy, Inc. - Class A(a)	1,148	464,056
Mirion Technologies, Inc.(a)	851	18,322
Mitek Systems, Inc.(a)	85	842
MKS, Inc.	351	34,875
MongoDB, Inc.(a)	356	74,756
Monolithic Power Systems, Inc.	230	168,217
Motorola Solutions, Inc.	796	334,686
N-able, Inc.(a)	173	1,401
Napco Security Technologies, Inc.	177	5,255
nCino, Inc.(a)	590	16,502
NCR Voyix Corp.(a)	640	7,507
NetApp, Inc.	983	104,739
NETGEAR, Inc.(a)	50	1,454
NetScout Systems, Inc.(a)	295	7,319

The accompanying notes are an integral part of these financial statements.

50

FT Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
NextNav, Inc.(a)	521	$7,919
Novanta, Inc.(a)	179	23,078
Nutanix, Inc. - Class A(a)	1,223	93,486
NVIDIA Corp.	112,794	17,820,324
Okta, Inc.(a)	790	78,976
Olo, Inc. - Class A(a)	606	5,393
ON Semiconductor Corp.(a)	1,960	102,724
Onestream, Inc.(a)	313	8,858
Onto Innovation, Inc.(a)	245	24,728
Oracle Corp.	7,917	1,730,894
OSI Systems, Inc.(a)	67	15,066
PagerDuty, Inc.(a)	430	6,570
Palantir Technologies, Inc. - Class A(a)	10,208	1,391,555
Palo Alto Networks, Inc.(a)	3,152	645,025
PAR Technology Corp.(a)	126	8,741
PC Connection, Inc.	80	5,262
PDF Solutions, Inc.(a)	190	4,062
Pegasystems, Inc.	362	19,595
Penguin Solutions, Inc.(a)	139	2,754
Photronics, Inc.(a)	241	4,538
Plexus Corp.(a)	130	17,590
Power Integrations, Inc.	280	15,652
Powerfleet, Inc. NJ(a)	1,185	5,107
Procore Technologies, Inc.(a)	678	46,389
Progress Software Corp.	200	12,768
PROS Holdings, Inc.(a)	262	4,103
PTC, Inc.(a)	569	98,061
Pure Storage, Inc. - Class A(a)	1,477	85,046
Q2 Holdings, Inc.(a)	314	29,387
Qorvo, Inc.(a)	487	41,351
QUALCOMM, Inc.	5,320	847,263
Qualys, Inc.(a)	189	27,002
Quantum Computing, Inc.(a)(b)	707	13,553
Ralliant Corp.(a)	534	25,910
Rambus, Inc.(a)	535	34,251
Rapid7, Inc.(a)	324	7,494
Rigetti Computing, Inc.(a)(b)	2,036	24,147
RingCentral, Inc. - Class A(a)	260	7,371
Riot Platforms, Inc.(a)	2,688	30,374
Rogers Corp.(a)	57	3,903
Roper Technologies, Inc.	515	291,923
Rubrik, Inc. - Class A(a)	372	33,327
Salesforce, Inc.	4,489	1,224,105
Samsara, Inc. - Class A(a)	1,135	45,150
Sandisk Corp./DE(a)	570	25,850
Sanmina Corp.(a)	263	25,729
ScanSource, Inc.(a)	70	2,927
Seagate Technology Holdings PLC	983	141,876
SEMrush Holdings, Inc. - Class A(a)	145	1,312
Semtech Corp.(a)	419	18,914
SentinelOne, Inc. - Class A(a)	1,285	23,490
ServiceNow, Inc.(a)	988	1,015,743

	Shares	Value
Silicon Laboratories, Inc.(a)	143	$21,072
SiTime Corp.(a)	103	21,947
Skyworks Solutions, Inc.	798	59,467
Snowflake, Inc. - Class A(a)	1,471	329,166
SoundHound AI, Inc. - Class A(a)(b)	1,535	16,471
Sprinklr, Inc. - Class A(a)	487	4,120
Sprout Social, Inc. - Class A(a)	244	5,102
SPS Commerce, Inc.(a)	129	17,556
Super Micro Computer, Inc.(a)	2,440	119,584
Synaptics, Inc.(a)	208	13,483
Synopsys, Inc.(a)	735	376,820
TD SYNNEX Corp.	388	52,652
Teledyne Technologies, Inc.(a)	221	113,221
Tenable Holdings, Inc.(a)	539	18,207
Teradata Corp.(a)	534	11,914
Teradyne, Inc.	786	70,677
Texas Instruments, Inc.	4,376	908,545
Trimble, Inc.(a)	1,124	85,402
TTM Technologies, Inc.(a)	488	19,920
Twilio, Inc. - Class A(a)	675	83,943
Tyler Technologies, Inc.(a)	201	119,161
Ubiquiti, Inc.	13	5,351
UiPath, Inc. - Class A(a)	2,042	26,138
Ultra Clean Holdings, Inc.(a)	240	5,417
Unity Software, Inc.(a)	1,533	37,099
Universal Display Corp.	221	34,136
Varonis Systems, Inc.(a)	458	23,244
Veeco Instruments, Inc.(a)	337	6,848
Verint Systems, Inc.(a)	375	7,376
VeriSign, Inc.	456	131,693
Vertex, Inc. - Class A(a)	276	9,752
Viasat, Inc.(a)	490	7,154
Viavi Solutions, Inc.(a)	1,328	13,373
Vishay Intertechnology, Inc.	598	9,496
Vontier Corp.	800	29,520
Weave Communications, Inc.(a)	328	2,729
Western Digital Corp.	1,712	109,551
Workday, Inc. - Class A(a)	1,011	242,640
Workiva, Inc.(a)	259	17,729
Xerox Holdings Corp.(b)	573	3,020
Xperi, Inc.(a)	319	2,523
Yext, Inc.(a)	383	3,256
Zebra Technologies Corp. - Class A(a)	257	79,249
Zeta Global Holdings Corp. - Class A(a)	1,069	16,559
Zoom Communications, Inc. - Class A(a)	1,284	100,126
Zscaler, Inc.(a)	464	145,668
		88,467,232
Materials - 2.2%
AdvanSix, Inc.	144	3,420
Air Products and Chemicals, Inc.	1,058	298,419
Albemarle Corp.(b)	597	37,414
Alcoa Corp.	1,259	37,153

The accompanying notes are an integral part of these financial statements.

51

FT Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Materials - (Continued)
Alpha Metallurgical Resources, Inc.(a)	55	$6,186
Amcor PLC	4,190	38,506
American Vanguard Corp.	244	956
AptarGroup, Inc.	314	49,119
Ashland, Inc.	249	12,520
Aspen Aerogels, Inc.(a)	416	2,463
Avery Dennison Corp.	371	65,099
Avient Corp.	483	15,606
Axalta Coating Systems Ltd.(a)	1,074	31,887
Balchem Corp.	171	27,223
Ball Corp.	1,378	77,292
Cabot Corp.	255	19,125
Carpenter Technology Corp.	245	67,713
Celanese Corp.	561	31,040
Century Aluminum Co.(a)	341	6,145
CF Industries Holdings, Inc.	810	74,520
Chemours Co.	824	9,435
Clearwater Paper Corp.(a)	130	3,541
Cleveland-Cliffs, Inc.(a)	2,575	19,570
Coeur Mining, Inc.(a)	3,048	27,005
Commercial Metals Co.	556	27,194
Compass Minerals International, Inc.(a)	222	4,460
Corteva, Inc.	3,294	245,502
CRH PLC	3,184	292,291
Crown Holdings, Inc.	583	60,037
Dow, Inc.	3,350	88,708
DuPont de Nemours, Inc.	1,990	136,494
Eagle Materials, Inc.	169	34,157
Eastman Chemical Co.	583	43,527
Ecolab, Inc.	1,203	324,136
Ecovyst, Inc.(a)	550	4,527
Element Solutions, Inc.	1,211	27,429
Ferroglobe Representation & Warranty Insurance Trust(a)(c)	500	0
FMC Corp.	599	25,008
Freeport-McMoRan, Inc.	6,729	291,702
Graphic Packaging Holding Co.	1,499	31,584
Greif, Inc. - Class A	91	5,914
Hawkins, Inc.	94	13,357
HB Fuller Co.	268	16,120
Hecla Mining Co.	3,124	18,713
Huntsman Corp.	909	9,472
Ingevity Corp.(a)	207	8,920
Innospec, Inc.	129	10,848
International Flavors & Fragrances, Inc.	1,247	91,717
International Paper Co.	2,535	118,714
Kaiser Aluminum Corp.	53	4,235
Knife River Corp.(a)	278	22,696
Koppers Holdings, Inc.	156	5,015
Linde PLC	2,245	1,053,309
Louisiana-Pacific Corp.	332	28,549
LSB Industries, Inc.(a)	333	2,597

	Shares	Value
LyondellBasell Industries NV - Class A	1,272	$73,598
Magnera Corp.(a)	159	1,921
Martin Marietta Materials, Inc.	285	156,454
Materion Corp.	93	7,381
Mativ Holdings, Inc.	371	2,530
Metallus, Inc.(a)	104	1,603
Minerals Technologies, Inc.	180	9,913
Mosaic Co.	1,420	51,802
MP Materials Corp.(a)(b)	646	21,492
Myers Industries, Inc.	200	2,898
NewMarket Corp.	33	22,798
Newmont Corp.	5,378	313,322
Nucor Corp.	1,089	141,069
O-I Glass, Inc.(a)	647	9,537
Olin Corp.	601	12,074
Olympic Steel, Inc.	36	1,173
Packaging Corp. of America	415	78,207
Perimeter Solutions, Inc.(a)	692	9,633
Piedmont Lithium, Inc.(a)	92	535
PPG Industries, Inc.	1,105	125,694
PureCycle Technologies, Inc.(a)	395	5,412
Quaker Chemical Corp.	74	8,284
Radius Recycling, Inc. - Class A	162	4,810
Ramaco Resources, Inc. - Class B	6	49
Reliance, Inc.	246	77,219
Royal Gold, Inc.	305	54,241
RPM International, Inc.	620	68,101
Ryerson Holding Corp.	173	3,732
Scotts Miracle-Gro Co.	175	11,543
Sealed Air Corp.	666	20,666
Sensient Technologies Corp.	232	22,857
Sherwin-Williams Co.	1,112	381,816
Silgan Holdings, Inc.	400	21,672
Smurfit WestRock PLC	2,448	105,631
Sonoco Products Co.	473	20,604
Southern Copper Corp.	543	54,969
Steel Dynamics, Inc.	698	89,351
Stepan Co.	97	5,294
SunCoke Energy, Inc.	555	4,767
Sylvamo Corp.	156	7,816
TriMas Corp.	223	6,380
Tronox Holdings PLC	721	3,655
United States Lime & Minerals, Inc.	21	2,096
Vulcan Materials Co.	631	164,577
Warrior Met Coal, Inc.	276	12,649
Westlake Corp.	157	11,921
Worthington Steel, Inc.	191	5,698
		6,227,733
Real Estate - 0.2%
CBRE Group, Inc. - Class A(a)	1,446	202,614
Compass, Inc. - Class A(a)	2,675	16,799
CoStar Group, Inc.(a)	1,946	156,458
eXp World Holdings, Inc.	290	2,639

The accompanying notes are an integral part of these financial statements.

52

FT Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Real Estate - (Continued)
Forestar Group, Inc.(a)	47	$940
Howard Hughes Holdings, Inc.(a)	236	15,930
Jones Lang LaSalle, Inc.(a)	235	60,108
Kennedy-Wilson Holdings, Inc.	609	4,141
Marcus & Millichap, Inc.	126	3,870
Newmark Group, Inc. - Class A	765	9,295
Redfin Corp.(a)(b)	865	9,679
St Joe Co.	268	12,784
Star Holdings(a)	78	609
Tejon Ranch Co.(a)	50	848
Zillow Group, Inc. - Class A(a)	247	16,917
Zillow Group, Inc. - Class C(a)	761	53,308
		566,939
Utilities - 2.3%
AES Corp.	3,666	38,566
ALLETE, Inc.	284	18,196
Alliant Energy Corp.	1,265	76,494
Ameren Corp.	1,314	126,197
American Electric Power Co., Inc.	2,559	265,522
American States Water Co.	220	16,865
American Water Works Co., Inc.	926	128,816
Atmos Energy Corp.	752	115,891
Avista Corp.	333	12,637
Black Hills Corp.	353	19,803
California Water Service Group	289	13,144
CenterPoint Energy, Inc.	3,177	116,723
Chesapeake Utilities Corp.	102	12,262
Clearway Energy, Inc. - Class A	90	2,723
Clearway Energy, Inc. - Class C	471	15,072
CMS Energy Corp.	1,463	101,357
Consolidated Edison, Inc.	1,664	166,982
Constellation Energy Corp.	1,505	485,754
Dominion Energy, Inc.	4,066	229,810
DTE Energy Co.	988	130,870
Duke Energy Corp.	3,726	439,668
Edison International	1,884	97,214
Entergy Corp.	2,068	171,892
Essential Utilities, Inc.	1,320	49,025
Evergy, Inc.	1,059	72,997
Eversource Energy	1,746	111,080
Exelon Corp.	4,862	211,108
FirstEnergy Corp.	2,743	110,433
H2O America	180	9,355
Hawaiian Electric Industries, Inc.(a)	566	6,017
IDACORP, Inc.	268	30,941
MDU Resources Group, Inc.	900	15,003
MGE Energy, Inc.	151	13,354
Middlesex Water Co.	66	3,576
National Fuel Gas Co.	454	38,458
New Jersey Resources Corp.	429	19,228
NextEra Energy, Inc.	9,893	686,772

	Shares	Value
NiSource, Inc.	2,249	$90,725
Northwest Natural Holding Co.	223	8,858
Northwestern Energy Group, Inc.	330	16,929
NRG Energy, Inc.	926	148,697
OGE Energy Corp.	900	39,942
Oklo, Inc.(a)(b)	341	19,093
ONE Gas, Inc.	287	20,624
Ormat Technologies, Inc.	300	25,128
Otter Tail Corp.	196	15,110
PG&E Corp.	10,351	144,293
Pinnacle West Capital Corp.	577	51,624
Portland General Electric Co.	500	20,315
PPL Corp.	3,529	119,598
Public Service Enterprise Group, Inc.	2,383	200,601
Sempra	3,111	235,720
Southern Co.	5,272	484,128
Southwest Gas Holdings, Inc.	325	24,177
Spire, Inc.	291	21,240
Talen Energy Corp.(a)	213	61,934
TXNM Energy, Inc.	480	27,034
UGI Corp.	939	34,198
Unitil Corp.	106	5,528
Vistra Corp.	1,624	314,747
WEC Energy Group, Inc.	1,545	160,989
Xcel Energy, Inc.	2,718	185,096
York Water Co.	128	4,045
		6,660,178
TOTAL COMMON STOCKS (Cost $55,099,007)		278,710,490
REAL ESTATE INVESTMENT TRUSTS - 2.3%
Financials - 0.1%
AGNC Investment Corp.(b)	4,313	39,637
Annaly Capital Management, Inc.	2,914	54,842
Apollo Commercial Real Estate Finance, Inc.	709	6,863
Arbor Realty Trust, Inc.(b)	831	8,892
ARMOUR Residential REIT, Inc.(b)	309	5,194
Blackstone Mortgage Trust, Inc. - Class A(b)	829	15,958
BrightSpire Capital, Inc.	637	3,217
Chimera Investment Corp.	392	5,437
Dynex Capital, Inc.	405	4,949
Franklin BSP Realty Trust, Inc.(b)	422	4,511
HA Sustainable Infrastructure Capital, Inc.	550	14,773
Invesco Mortgage Capital, Inc.	242	1,897
KKR Real Estate Finance Trust, Inc.	295	2,587
Ladder Capital Corp.	559	6,009
MFA Financial, Inc.	505	4,777
New York Mortgage Trust, Inc.	627	4,201
Orchid Island Capital, Inc.	79	554
PennyMac Mortgage Investment Trust	450	5,787
Ready Capital Corp.	1,095	4,785

The accompanying notes are an integral part of these financial statements.

53

FT Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - (Continued)
Financials - (Continued)
Redwood Trust, Inc.	692	$4,090
Rithm Capital Corp.	2,404	27,141
Starwood Property Trust, Inc.	1,518	30,466
TPG RE Finance Trust, Inc.	306	2,363
Two Harbors Investment Corp.	282	3,037
		261,967
Industrials - 0.0%(e)
CoreCivic, Inc.(a)	374	7,880
GEO Group, Inc.(a)	632	15,137
		23,017
Real Estate - 2.2%
Acadia Realty Trust	558	10,362
Agree Realty Corp.(b)	525	38,357
Alexander & Baldwin, Inc.	248	4,422
Alexandria Real Estate Equities, Inc.	753	54,690
American Assets Trust, Inc.	228	4,503
American Healthcare REIT, Inc.	742	27,261
American Homes 4 Rent - Class A	1,662	59,948
American Tower Corp.	2,245	496,190
Americold Realty Trust, Inc.	1,314	21,852
Apartment Investment and Management Co. - Class A	826	7,145
Apple Hospitality REIT, Inc.(b)	981	11,448
Armada Hoffler Properties, Inc.(b)	467	3,208
AvalonBay Communities, Inc.	685	139,398
Brandywine Realty Trust	646	2,771
Brixmor Property Group, Inc.	1,345	35,024
Broadstone Net Lease, Inc.	915	14,686
BXP, Inc.(b)	785	52,964
Camden Property Trust	516	58,148
CareTrust REIT, Inc.	885	27,081
CBL & Associates Properties, Inc.	204	5,180
Centerspace	64	3,852
Chatham Lodging Trust	425	2,962
Community Healthcare Trust, Inc.	154	2,561
COPT Defense Properties	501	13,818
Cousins Properties, Inc.	839	25,195
Crown Castle, Inc.	2,075	213,165
CubeSmart	1,094	46,495
Curbline Properties Corp.	404	9,223
DiamondRock Hospitality Co.	1,103	8,449
Digital Realty Trust, Inc.	1,619	282,240
Douglas Emmett, Inc.(b)	854	12,844
Easterly Government Properties, Inc.	250	5,550
EastGroup Properties, Inc.	266	44,454
Elme Communities	425	6,758
Empire State Realty Trust, Inc. - Class A	745	6,027
EPR Properties(b)	422	24,586
Equinix, Inc.	466	370,689
Equity LifeStyle Properties, Inc.	896	55,256

	Shares	Value
Equity Residential	1,780	$120,132
Essential Properties Realty Trust, Inc.	830	26,485
Essex Property Trust, Inc.	299	84,737
Extra Space Storage, Inc.	1,013	149,357
Farmland Partners, Inc.	384	4,420
Federal Realty Investment Trust	414	39,326
First Industrial Realty Trust, Inc.	645	31,044
Four Corners Property Trust, Inc.	497	13,374
Gaming and Leisure Properties, Inc.	1,308	61,057
Getty Realty Corp.	219	6,053
Gladstone Commercial Corp.	312	4,471
Gladstone Land Corp.	269	2,736
Global Medical REIT, Inc.	581	4,026
Global Net Lease, Inc.	842	6,357
Healthcare Realty Trust, Inc.	1,656	26,264
Healthpeak Properties, Inc.	3,510	61,460
Highwoods Properties, Inc.	510	15,856
Host Hotels & Resorts, Inc.	2,916	44,790
Independence Realty Trust, Inc.	942	16,664
Innovative Industrial Properties, Inc.	150	8,283
InvenTrust Properties Corp.	272	7,453
Invitation Homes, Inc.	2,893	94,890
Iron Mountain, Inc.	1,421	145,752
JBG SMITH Properties	497	8,598
Kilroy Realty Corp.(b)	620	21,272
Kimco Realty Corp.	3,306	69,492
Kite Realty Group Trust	1,127	25,527
Lamar Advertising Co. - Class A	422	51,214
Lineage, Inc.(b)	321	13,970
LTC Properties, Inc.	251	8,687
LXP Industrial Trust	1,665	13,753
Macerich Co.	1,161	18,785
Medical Properties Trust, Inc.(b)	2,958	12,749
Mid-America Apartment Communities, Inc.	539	79,777
National Health Investors, Inc.	228	15,987
National Storage Affiliates Trust	202	6,462
NET Lease Office Properties(a)	74	2,409
NETSTREIT Corp.	318	5,384
NexPoint Residential Trust, Inc.	152	5,065
NNN REIT, Inc.	936	40,416
Omega Healthcare Investors, Inc.	1,407	51,567
Outfront Media, Inc.(b)	718	11,718
Paramount Group, Inc.	1,239	7,558
Park Hotels & Resorts, Inc.	982	10,046
Peakstone Realty Trust	296	3,910
Pebblebrook Hotel Trust	664	6,633
Phillips Edison & Co., Inc.	626	21,929
Piedmont Realty Trust, Inc. - Class A	597	4,352
Plymouth Industrial REIT, Inc.	286	4,593
PotlatchDeltic Corp.	420	16,115
Prologis, Inc.	4,368	459,164
Public Storage	758	222,412
Rayonier, Inc.	811	17,988

The accompanying notes are an integral part of these financial statements.

54

FT Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - (Continued)
Real Estate - (Continued)
Realty Income Corp.	4,339	$249,970
Regency Centers Corp.	845	60,189
Rexford Industrial Realty, Inc.	1,095	38,949
RLJ Lodging Trust	855	6,224
Ryman Hospitality Properties, Inc.	287	28,318
Sabra Health Care REIT, Inc.	1,058	19,510
Safehold, Inc.	300	4,668
Saul Centers, Inc.	18	615
SBA Communications Corp.	512	120,238
Sila Realty Trust, Inc.	300	7,101
Simon Property Group, Inc.	1,558	250,464
SITE Centers Corp.	202	2,285
SL Green Realty Corp.	357	22,098
STAG Industrial, Inc.	961	34,865
Summit Hotel Properties, Inc.	268	1,364
Sun Communities, Inc.	614	77,665
Sunstone Hotel Investors, Inc.	940	8,159
Tanger, Inc.	583	17,828
Terreno Realty Corp.	509	28,540
UDR, Inc.	1,607	65,614
UMH Properties, Inc.	256	4,298
Uniti Group, Inc.	1,189	5,136
Universal Health Realty Income Trust	117	4,677
Urban Edge Properties	694	12,950
Ventas, Inc.	2,116	133,625
Veris Residential, Inc.	312	4,646
VICI Properties, Inc.	4,991	162,707
Vornado Realty Trust	895	34,225
Welltower, Inc.	3,093	475,487
Weyerhaeuser Co.	3,409	87,577
WP Carey, Inc.	1,041	64,938
Xenia Hotels & Resorts, Inc.	560	7,039
		6,463,250
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,181,295)		6,748,234
CLOSED-END FUNDS - 0.0%(e)
Ellington Credit Co.	99	569
TOTAL CLOSED-END FUNDS (Cost $701)		569
ESCROW NOTES - 0.0%(e)
GCI LIBERTY INC SR ESCROW(a)(f)	411	0
SPIRIT MTA REIT - ESCROW(a)(c)(f)	300	0
TOTAL ESCROW NOTES (Cost $2,322)		0

	Shares	Value
RIGHTS - 0.0%(e)
ABIOMED, Inc.(a)(c)	239	$0
Bristol-Myers Squibb Co., Expires 01/23/2031, Exercise Price $12.00(a)(c)	277	0
Zimmer Biomet Holdings, Inc., Expires 04/21/2026, Exercise Price $1.00(a)(c)	316	0
TOTAL RIGHTS (Cost $0)		0
TOTAL INVESTMENTS - 98.6% (Cost $58,283,325)		$285,459,293
Money Market Deposit Account - 2.0%(g)(h)		5,654,186
Liabilities in Excess of Other Assets - (0.6)%		(1,490,029)
TOTAL NET ASSETS - 100.0%		$289,623,450

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
AMBAC - American Municipal Bond Assurance Corporation
MTA - Monthly Treasury Average
NV - Naamloze Vennootschap
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $1,537,356.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2025.

(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.24%.

(h)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of June 30, 2025 is $1,555,399 which represented 0.5% of net assets.

The accompanying notes are an integral part of these financial statements.

55

Wilshire International Equity Fund
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 80.6%
Australia - 1.7%
AGL Energy Ltd.	19,646	$126,236
Atlassian Corp. - Class A(a)	3,393	689,084
Aurelia Metals Ltd.(a)	124,043	15,528
Aussie Broadband Ltd.	8,436	21,721
Brambles Ltd.	7,515	115,843
Bravura Solutions Ltd.	19,368	28,301
Cochlear Ltd.	797	157,596
Computershare Ltd.	6,264	164,472
CSL Ltd.	157	24,747
Domain Holdings Australia Ltd.	16,136	46,623
Emeco Holdings Ltd.(a)	54,821	29,949
Fortescue Ltd.	14,400	144,915
Helia Group Ltd.	6,874	25,473
Inghams Group Ltd.	24,986	58,391
Insurance Australia Group Ltd.	8,583	51,014
IRESS Ltd.	15,558	81,924
JB Hi-Fi Ltd.	595	43,217
Macquarie Group Ltd.	671	101,029
Metals X Ltd.(a)	158,018	56,685
Monadelphous Group Ltd.	20,106	232,393
Netwealth Group Ltd.	2,142	47,547
Northern Star Resources Ltd.	32,023	396,084
NRW Holdings Ltd.	26,633	52,416
Perenti Ltd.	180,292	192,243
Perseus Mining Ltd.	93,531	213,136
Qantas Airways Ltd.	11,585	81,901
QBE Insurance Group Ltd.	251	3,865
Ramelius Resources Ltd.	65,423	110,246
Regis Healthcare Ltd.	7,330	37,824
Technology One Ltd.	8,658	233,719
Telstra Group Ltd.	6,092	19,406
Wesfarmers Ltd.	427	23,819
Westgold Resources Ltd.	33,262	63,906
Woodside Energy Group Ltd.	6,316	97,340
		3,788,593
Austria - 0.3%
ANDRITZ AG	903	67,053
BAWAG Group AG(b)	198	25,238
Erste Group Bank AG	1,012	86,016
Palfinger AG	615	25,896
Porr Ag	6,052	200,661
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,986	256,437
		661,301
Belgium - 0.3%
Colruyt Group NV	1,176	50,868
Deme Group NV	1,372	208,589
Fagron	1,038	27,439
KBC Group NV	1,107	113,864
Melexis NV	296	25,236

	Shares	Value
Titan SA	4,092	$185,370
UCB SA	204	40,078
		651,444
Bermuda - 0.5%
Arch Capital Group Ltd.	12,462	1,134,665
Brazil - 1.6%
Ambev SA	260,600	637,458
B3 SA - Brasil Bolsa Balcao	70,300	188,136
Banco Bradesco SA	6,000	15,980
Banco do Brasil SA	98,100	400,301
BB Seguridade Participacoes SA	22,900	151,189
BRF SA	18,300	67,971
C&A MODAS SA	33,900	123,605
Cia De Sanena Do Parana	36,100	253,752
JBS NV(a)	6,600	96,137
Klabin SA	22,220	75,824
Marcopolo SA	70,000	84,261
NU Holdings Ltd. - Class A(a)	85,448	1,172,347
StoneCo Ltd. - Class A(a)	5,371	86,151
TIM SA	27,400	110,395
Vale SA	23,500	227,945
XP, Inc. - Class A	1,972	39,835
		3,731,287
Britain - 0.1%
Rightmove PLC	22,910	248,224
Canada - 4.4%
AGF Management Ltd. - Class B	4,894	47,511
Agnico Eagle Mines Ltd.	900	107,227
ALIMENTATION COUCHE-TARD, Inc.	100	4,971
Allied Gold Corp.(a)	1,400	18,793
ARC Resources Ltd.	7,700	162,340
Bank of Nova Scotia	500	27,648
Barrick Mining Corp.	10,300	214,434
Bausch Health Cos., Inc.(a)	4,660	31,072
Bird Construction, Inc.	1,452	30,698
Cameco Corp.	1,600	118,824
Canadian Imperial Bank of Commerce	700	49,688
Canadian Natural Resources Ltd.	26,817	842,862
Canadian Pacific Kansas City Ltd.	15,879	1,258,728
Celestica, Inc.(a)	1,600	249,984
CES Energy Solutions Corp.	7,213	35,118
Cogeco, Inc.	1,433	70,748
Colliers International Group, Inc.	406	53,121
Definity Financial Corp.	2,056	119,835
Docebo, Inc.(a)	706	20,463
Dollarama, Inc.	300	42,270
Extendicare, Inc.	20,705	214,995
Fairfax Financial Holdings Ltd.	100	180,503
Finning International, Inc.	2,471	105,645
First Quantum Minerals Ltd.(a)	200	3,553

The accompanying notes are an integral part of these financial statements.

56

Wilshire International Equity Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Canada - (Continued)
Fortuna Mining Corp.(a)	7,684	$50,277
George Weston Ltd.	350	70,195
Gildan Activewear, Inc.	2,900	142,897
Hudbay Minerals, Inc.	6,575	69,770
iA Financial Corp., Inc.	2,600	285,041
IAMGOLD Corp.(a)	16,448	121,148
IGM Financial, Inc.	2,600	82,138
Kinaxis, Inc.(a)	308	45,806
Kinross Gold Corp.	8,200	128,141
Loblaw Cos. Ltd.	100	16,541
Lundin Gold, Inc.	500	26,400
Lundin Mining Corp.	4,600	48,373
Magna International, Inc.	5,495	212,162
Magna International, Inc.	19,945	770,997
MDA Space Ltd.(a)	3,163	81,552
Metro, Inc.	1,300	102,119
National Bank of Canada	100	10,319
New Gold, Inc.(a)	11,621	57,774
OceanaGold Corp.	7,550	106,557
Pan American Silver Corp.	6,500	184,439
Parex Resources, Inc.	12,624	128,952
Precision Drilling Corp.(a)	824	39,023
Propel Holdings, Inc.	1,878	52,185
Royal Bank of Canada	2,700	355,843
Secure Waste Infrastructure Corp.	4,779	54,281
Shopify, Inc. - Class A(a)	3,700	426,747
Sienna Senior Living, Inc.	13,617	190,493
Silvercorp Metals, Inc.	10,900	46,185
Stantec, Inc.	2,700	293,783
Sun Life Financial, Inc.	1,600	106,463
Suncor Energy, Inc.	100	3,746
Taseko Mines Ltd.(a)	15,560	49,134
TMX Group Ltd.	5,200	220,411
Torex Gold Resources, Inc.(a)	2,460	80,245
Transcontinental, Inc. - Class A	12,139	186,397
Waste Connections, Inc.	4,020	750,614
Wesdome Gold Mines Ltd.(a)	4,720	65,752
Westshore Terminals Investment Corp.	2,150	41,666
Wheaton Precious Metals Corp.	600	53,957
Whitecap Resources, Inc.	4,300	28,893
WSP Global, Inc.	1,500	305,970
		10,104,417
Chile - 0.1%
Empresa Nacional de Telecomunicaciones SA	5,938	19,125
Engie Energia Chile SA	30,833	43,025
Falabella SA	15,627	83,031
		145,181
China - 5.2%
361 Degrees International Ltd.	59,000	37,516
3SBio, Inc.(b)	8,500	25,657

	Shares	Value
AAC Technologies Holdings, Inc.	27,500	$142,714
Alibaba Group Holding Ltd.	103,584	1,470,015
ANE Cayman, Inc.(a)	62,500	62,813
Anker Innovations Technology Co. Ltd. - Class A	700	11,048
Atour Lifestyle Holdings Ltd. - ADR	2,288	74,383
Avary Holding Shenzhen Co. Ltd. - Class A	4,600	20,640
Baidu, Inc. - ADR(a)	3,345	286,867
Baidu, Inc. - Class A(a)	15,550	165,745
Bank of Beijing Co. Ltd.	13,600	12,982
Bank of Chengdu Co. Ltd. - Class A	2,300	6,457
Bank of China Ltd. - Class A	70,500	55,353
Bank of China Ltd. - Class H	5,000	2,909
Bank of Hangzhou Co. Ltd. - Class A	11,252	26,446
Bank of Jiangsu Co. Ltd. - Class A	36,800	61,352
Bank of Suzhou Co. Ltd. - Class A	7,000	8,586
Beijing Jingneng Clean Energy Co. Ltd.	94,000	28,312
Bilibili, Inc. - Class Z(a)	1,380	29,572
BOE Technology Group Co. Ltd. - Class A	71,700	40,058
BYD Co. Ltd. - Class H	10,500	164,335
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. - Class A	500	8,714
Chaozhou Three-Circle Group Co. Ltd. - Class A	3,300	15,389
Chifeng Jilong Gold Mining Co. Ltd. - Class A	3,300	11,593
China Construction Bank Corp. - Class H	191,000	192,988
China Hongqiao Group Ltd.	6,000	13,778
China Life Insurance Co. Ltd. - Class A	4,400	25,294
China Life Insurance Co. Ltd. - Class H	20,000	48,142
China Merchants Bank Co. Ltd. - Class H	81,000	566,923
China Oilfield Services Ltd. - Class H	16,000	13,110
China Pacific Insurance Group Co. Ltd. - Class A	14,900	78,004
China Pacific Insurance Group Co. Ltd. - Class H	18,600	63,820
China XLX Fertiliser Ltd.	38,000	26,611
China Yangtze Power Co. Ltd. - Class A	48,800	205,301
CMOC Group Ltd. - Class A	37,400	43,954
CMOC Group Ltd. - Class H	51,000	51,616
COSCO SHIPPING Holdings Co. Ltd. - Class A	25,200	52,899
COSCO SHIPPING Holdings Co. Ltd. - Class H	94,500	164,293
Country Garden Services Holdings Co. Ltd.	28,000	23,447
Dongfang Electric Corp. Ltd. - Class A	2,800	6,564
Dongyue Group Ltd.	31,000	41,479
Eastroc Beverage Group Co. Ltd.	1,100	48,193
Eoptolink Technology, Inc. Ltd.	1,400	24,825
FinVolution Group - ADR	9,936	94,193

The accompanying notes are an integral part of these financial statements.

57

Wilshire International Equity Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
China - (Continued)
Foxconn Industrial Internet Co. Ltd. - Class A	28,800	$85,948
Fufeng Group Ltd.	136,000	119,562
Fuyao Glass Industry Group Co. Ltd. - Class A	1,700	13,552
Great Wall Motor Co. Ltd. - Class H	60,000	92,564
Greentown Service Group Co. Ltd.	40,000	22,354
Haier Smart Home Co. Ltd.	13,600	46,963
Haier Smart Home Co. Ltd. - Class H	334,404	958,730
Hansoh Pharmaceutical Group Co. Ltd.(b)	30,000	113,920
Huizhou Desay Sv Automotive Co. Ltd. - Class A	1,100	15,739
Humanwell Healthcare Group Co. Ltd. - Class A	3,300	9,663
IEIT Systems Co. Ltd.	2,900	20,688
Industrial & Commercial Bank of China Ltd. - Class H	18,000	14,280
Innovent Biologics, Inc.(a)(b)	3,500	35,006
JD.com, Inc. - Class A	350	5,706
Jiangsu Hengrui Pharmaceuticals Co. Ltd. - Class A	12,900	93,652
Jinan Acetate Chemical Co. Ltd.	10,000	30,995
JNBY Design Ltd.	49,000	108,020
Kinetic Development Group Ltd.	246,000	35,466
Kingsoft Corp. Ltd.	11,200	58,371
Lenovo Group Ltd.	64,000	77,018
LexinFintech Holdings Ltd. - ADR	10,987	79,216
Li Auto, Inc. - Class A(a)	6,200	84,351
Lonking Holdings Ltd.	446,000	119,465
Luxshare Precision Industry Co. Ltd. - Class A	14,000	68,052
Meitu, Inc.(b)	32,500	37,250
Meituan - Class B(a)(b)	65,100	1,041,825
Muyuan Foods Co. Ltd. - Class A	10,400	61,034
NetEase, Inc.	6,300	169,931
Newborn Town, Inc.(a)	46,000	57,800
Onewo, Inc. - Class H	11,600	31,148
Orient Securities Co. Ltd. - Class A	14,700	19,839
PetroChina Co. Ltd. - Class H	24,000	20,610
Ping An Insurance Group Co. of China Ltd. - Class H	12,500	79,581
Pop Mart International Group Ltd.(b)	2,400	81,527
Qifu Technology, Inc. - ADR	2,940	127,478
Seres Group Co. Ltd. - Class A	3,000	56,456
SF Holding Co. Ltd. - Class A	5,700	38,888
Shanghai Chicmax Cosmetic Co. Ltd.	4,500	47,113
Shenzhen Inovance Technology Co. Ltd. - Class A	2,700	24,438
Shenzhou International Group Holdings Ltd.	900	6,402
Simcere Pharmaceutical Group Ltd.(b)	22,000	31,230
Tencent Holdings Ltd.	28,180	1,809,920

	Shares	Value
Tongcheng Travel Holdings Ltd.	17,200	$42,969
Weichai Power Co. Ltd. - Class A	5,712	12,299
Weichai Power Co. Ltd. - Class H	235,000	478,086
Weilong Delicious Global Holdings Ltd.	27,400	50,668
Western Mining Co. Ltd. - Class A	4,700	10,909
WuXi AppTec Co. Ltd. - Class A	4,960	48,383
WuXi AppTec Co. Ltd. - Class H(b)	9,900	99,440
XD, Inc.	9,200	56,692
Xiaomi Corp. - Class B(a)(b)	15,800	121,766
Yealink Network Technology Corp. Ltd. - Class A	2,500	12,129
Yuexiu Services Group Ltd.	120,000	44,099
Yutong Bus Co. Ltd. - Class A	4,200	14,572
Zai Lab Ltd. - ADR(a)	1,228	42,943
Zhejiang NHU Co. Ltd. - Class A	6,700	19,867
Zijin Mining Group Co. Ltd. - Class A	7,600	20,916
Zijin Mining Group Co. Ltd. - Class H	20,000	50,907
ZTO Express Cayman, Inc.	3,550	63,005
		11,796,291
Colombia - 0.0%(c)
Geopark Ltd.	5,098	33,239
Czech Republic - 0.0%(c)
Komercni Banka AS	966	46,707
Moneta Money Bank AS(b)	749	5,167
		51,874
Denmark - 1.6%
ALK-Abello AS(a)	7,862	232,442
AP Moller - Maersk AS - Class A	43	79,411
Danske Bank AS	22,950	935,686
Dfds AS(a)	2,222	39,425
Genmab AS(a)	1,497	309,761
H Lundbeck AS	16,769	96,248
NKT AS(a)	404	32,682
Novo Nordisk AS	19,094	1,332,341
Novonesis Novozymes B	1,942	139,447
Per Aarsleff Holding AS	2,399	248,805
Vestas Wind Systems AS	15,062	226,324
		3,672,572
Egypt - 0.0%(c)
Telecom Egypt Co.	31,977	24,499
Finland - 0.5%
Incap Oyj(a)	2,028	26,403
Nokia Oyj	91,416	472,724
Nordea Bank Abp	25,248	375,433
Orion Oyj - Class B	3,591	270,300
QT Group Oyj(a)	413	27,986
Wartsila OYJ Abp	1,129	26,682
		1,199,528
France - 4.8%
Accor SA	6,982	365,265
Airbus SE	1,023	214,057

The accompanying notes are an integral part of these financial statements.

58

Wilshire International Equity Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
France - (Continued)
Amundi SA(b)	11,813	$957,585
Arkema SA	13,124	968,841
Bouygues SA	6,206	280,933
Catana Group	7,300	28,410
Cie Generale des Etablissements Michelin SCA	25,947	965,474
Dassault Aviation SA	23	8,150
Eiffage SA	762	107,164
Elis SA	3,936	113,071
Engie SA	975	22,960
Esso SA Francaise	202	35,929
Etablissements Maurel et Prom SA	10,866	61,381
Gaztransport Et Technigaz SA	440	87,339
Hermes International SCA	58	157,355
Ipsen SA	301	35,886
IPSOS SA	399	21,413
Jacquet Metals SACA	858	22,364
Kaufman & Broad SA	581	22,634
Mersen SA	1,797	46,849
Pluxee NV	2,103	45,858
Publicis Groupe SA	1,685	190,221
Pullup Entertainment(a)	952	21,566
Renault SA	3,337	154,002
Rexel SA	42,641	1,315,884
Rubis SCA	6,349	205,344
Safran SA	6,443	2,098,387
Sanofi SA	8,975	868,401
Schneider Electric SE	128	34,132
Societe Generale SA	1,790	102,568
Technip Energies NV	3,835	161,642
Teleperformance SE	11,325	1,099,641
Thales SA	139	40,950
Valeo SE	2,983	32,720
Vinci SA	876	129,309
		11,023,685
Germany - 7.7%
Allianz SE	64	25,931
Atoss Software SE	1,929	320,386
BASF SE	27,241	1,343,655
Bayer AG	23,846	717,054
CECONOMY AG(a)	11,987	51,119
Cewe Stiftung & Co. KGAA	334	38,597
Commerzbank AG	2,188	69,036
Continental AG	8,644	754,300
Daimler Truck Holding AG	31,309	1,481,859
Delivery Hero SE(a)(b)	627	16,977
Deutsche Boerse AG	2,870	936,490
Deutsche Telekom AG	19,012	696,073
Elmos Semiconductor SE	271	28,661
Evonik Industries AG	10,588	218,264
Fresenius Medical Care AG	17,924	1,027,696
Friedrich Vorwerk Group SE	305	21,044

	Shares	Value
Hannover Rueck SE	51	$16,048
Hornbach Holding AG & Co. KGaA	1,620	202,341
IONOS Group SE(a)	928	43,634
KION Group AG	684	38,082
Knorr-Bremse AG	662	63,985
Krones AG	300	49,474
LEG Immobilien SE	2,654	235,465
MBB SE	225	37,313
Mercedes-Benz Group AG	2,693	157,568
MTU Aero Engines AG	619	275,268
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	317	205,586
Rheinmetall AG	722	1,527,551
SAP SE	7,767	2,362,631
Schaeffler AG	4,344	23,751
Scout24 SE(b)	390	53,783
Siemens AG	248	63,606
Siemens Energy AG(a)	28,687	3,315,153
SUSS MicroTec SE	3,244	178,026
Talanx AG	2,351	304,437
thyssenkrupp AG	4,984	53,521
TUI AG(a)	8,607	75,217
Vonovia SE	15,664	551,752
		17,581,334
Greece - 0.1%
Aegean Airlines SA	2,192	31,552
Alpha Bank SA	4,216	14,895
FF Group(a)(d)	2,880	0
Hellenic Telecommunications Organization SA	1,497	28,496
JUMBO SA	1,009	34,865
National Bank of Greece SA	1,089	13,923
OPAP SA	3,175	72,095
StealthGas, Inc.(a)	5,698	36,524
		232,350
Hong Kong - 1.8%
AIA Group Ltd.	29,400	264,387
Bank of East Asia Ltd.	144,600	223,268
BOC Hong Kong Holdings Ltd.	119,500	519,821
BOE Varitronix Ltd.	48,000	40,485
Bosideng International Holdings Ltd.	8,000	4,734
China Foods Ltd.	122,000	47,751
China Overseas Land & Investment Ltd.	500,339	869,293
China Overseas Property Holdings Ltd.	45,000	31,465
China Taiping Insurance Holdings Co. Ltd.	17,000	33,242
Dah Sing Banking Group Ltd.	92,800	107,641
Dah Sing Financial Holdings Ltd.	13,200	50,122
First Pacific Co. Ltd.	196,000	138,857
Galaxy Entertainment Group Ltd.	236,000	1,050,133
Geely Automobile Holdings Ltd.	114,000	232,260
HKT Trust & HKT Ltd.	49,000	73,175
JS Global Lifestyle Co. Ltd.(a)(b)	225,500	57,029

The accompanying notes are an integral part of these financial statements.

59

Wilshire International Equity Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Hong Kong - (Continued)
NetEase Cloud Music, Inc.(a)(b)	1,350	$41,548
Sinofert Holdings Ltd.	458,000	74,759
SITC International Holdings Co. Ltd.	35,000	112,348
Stella International Holdings Ltd.	17,500	32,240
Techtronic Industries Co. Ltd.	2,000	22,031
United Laboratories International Holdings Ltd.	30,000	57,481
Wasion Holdings Ltd.	26,000	27,679
		4,111,749
Hungary - 0.3%
Magyar Telekom Telecommunications PLC	38,409	201,517
OTP Bank Nyrt	5,094	406,897
		608,414
India - 2.1%
Acutaas Chemicals Ltd.	2,952	39,424
Affle 3i Ltd.(a)	2,498	58,251
Ajanta Pharma Ltd.	3,895	117,119
Akums Drugs & Pharmaceuticals Ltd.(a)	3,991	27,322
Alembic Pharmaceuticals Ltd.	2,109	25,581
Anup Engineering Ltd.	1,547	50,156
Artemis Medicare Services Ltd.	8,291	24,595
AU Small Finance Bank Ltd.(b)	1,405	13,398
AurionPro Solutions Ltd.	1,774	29,827
Bharat Electronics Ltd.	8,914	43,830
Bharat Petroleum Corp. Ltd.	21,243	82,250
Can Fin Homes Ltd.	2,654	24,544
Canara Bank	21,726	28,942
Caplin Point Laboratories Ltd.	1,581	39,156
CMS Info Systems Ltd.	9,201	53,751
Coforge Ltd.	1,665	37,384
CRISIL Ltd.	397	28,053
Doms Industries Ltd.	728	21,432
Emcure Pharmaceuticals Ltd.(a)	1,374	20,772
Epigral Ltd.	1,395	29,383
Force Motors Ltd.	826	154,745
GE Vernova T&D India Ltd.	778	21,476
GHCL Ltd.	3,627	25,982
Godawari Power and Ispat Ltd.	45,621	100,808
Gujarat State Petronet Ltd.	4,665	17,957
Gulf Oil Lubricants India Ltd.	1,601	23,579
Hero MotoCorp Ltd.	2,342	115,750
ICICI Bank Ltd.	33,951	571,668
ICICI Bank Ltd. - ADR	32,443	1,091,383
Indegene Ltd.	17,938	120,260
IndiaMart InterMesh Ltd.(b)	2,072	62,893
Indian Metals & Ferro Alloys Ltd.	4,541	41,748
Indraprastha Medical Corp. Ltd.	5,465	31,047
InterGlobe Aviation Ltd.(a)(b)	3,352	234,130
Ipca Laboratories Ltd.	1,737	28,162

	Shares	Value
J Kumar Infraprojects Ltd.	4,264	$35,909
Jindal Saw Ltd.	9,266	26,035
Jupiter Life Line Hospitals Ltd.	1,322	23,097
Kalyan Jewellers India Ltd.	7,017	45,498
Karur Vysya Bank Ltd.	8,308	25,929
Kaveri Seed Co. Ltd.	7,771	106,917
KPIT Technologies Ltd.	1,807	26,536
LT Foods Ltd.	4,942	28,056
Lupin Ltd.	6,838	154,905
Manappuram Finance Ltd.	22,457	72,125
Narayana Hrudayalaya Ltd.	2,125	53,817
National Aluminium Co. Ltd.	11,013	24,760
Nava Ltd.	17,757	125,711
NESCO Ltd.	8,650	117,507
NTPC Ltd.	5,927	23,154
One 97 Communications Ltd.(a)	2,330	25,146
PG Electroplast Ltd.	2,116	18,637
Power Grid Corp. of India Ltd.	4,199	14,687
Procter & Gamble Health Ltd.	1,039	71,255
Sarda Energy & Minerals Ltd.	8,954	46,327
Tips Music Ltd.	7,193	56,535
Transformers & Rectifiers India Ltd.	3,519	20,048
Union Bank of India Ltd.	48,941	87,692
		4,667,041
Indonesia - 0.3%
Aneka Tambang Tbk	228,700	42,927
Bank Rakyat Indonesia Persero Tbk PT	1,909,300	441,542
Ciputra Development Tbk PT	1,051,000	62,031
Elnusa Tbk PT	641,300	18,526
Pakuwon Jati Tbk PT	3,080,900	71,165
Triputra Agro Persada PT	754,900	46,122
		682,313
Ireland - 0.9%
Bank of Ireland Group PLC	75,702	1,080,276
Cairn Homes PLC	16,465	41,599
Experian PLC	16,408	845,281
Greencore Group PLC	7,935	25,429
PDD Holdings, Inc. - ADR(a)	489	51,179
		2,043,764
Israel - 0.8%
Ashdod Refinery Ltd.(a)	850	16,282
Camtek Ltd.(a)(e)	629	53,188
Ceragon Networks Ltd.(a)	14,681	36,115
El Al Israel Airlines(a)	8,737	34,287
Fiverr International Ltd.(a)	766	22,467
Ituran Location and Control Ltd.	2,385	92,371
Monday.com Ltd.(a)	3,590	1,128,983
Nova Ltd.(a)	388	106,777
Oddity Tech Ltd. - Class A(a)	2,678	202,109
SimilarWeb Ltd.(a)	2,627	20,596
		1,713,175

The accompanying notes are an integral part of these financial statements.

60

Wilshire International Equity Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Italy - 2.2%
Banca Monte dei Paschi di Siena SpA	15,028	$127,906
Banco BPM SpA	14,627	170,855
Buzzi SpA	4,887	271,035
CIR SpA-Compagnie Industriali(a)	30,879	21,282
Enel SpA	109,375	1,038,099
Ferrari NV	2,210	1,083,554
Fincantieri SpA(a)	3,884	74,828
FinecoBank Banca Fineco SpA	12,589	279,427
Intesa Sanpaolo SpA	148,915	858,396
Iren SpA	11,294	34,861
Iveco Group NV	14,916	293,548
OVS SpA(b)	5,663	24,701
Recordati Industria Chimica e Farmaceutica SpA	2,115	133,069
Reply SpA	374	64,604
UniCredit SpA	6,622	444,139
Webuild SpA	43,219	183,150
		5,103,454
Japan - 10.8%
77 Bank Ltd.	1,800	61,175
Advantest Corp.	1,300	96,299
Aica Kogyo Co. Ltd.	6,800	169,719
Aiful Corp.	8,700	25,398
Aisan Industry Co. Ltd.	2,200	25,545
Aoyama Trading Co. Ltd.	2,500	37,916
Argo Graphics, Inc.	1,100	40,022
Asics Corp.	4,300	109,846
Astellas Pharma, Inc.	24,800	243,175
Avex, Inc.	8,700	76,837
Bandai Namco Holdings, Inc.	4,200	150,353
BayCurrent, Inc.	1,000	51,517
B-Lot Co. Ltd.	3,500	33,944
Change Holdings, Inc.	4,700	37,653
Charm Care Corp. KK	4,100	36,891
Chiyoda Co. Ltd.	2,800	23,231
Chiyoda Corp.(a)	15,000	35,480
Chugoku Electric Power Co., Inc.	18,800	92,857
Concordia Financial Group Ltd.	14,500	93,768
Credit Saison Co. Ltd.	3,500	94,341
Cybozu, Inc.	7,600	196,670
Daifuku Co. Ltd.	5,600	144,762
Dai-ichi Life Holdings, Inc.	600	4,535
Daiichi Sankyo Co. Ltd.	16,000	372,571
Daikin Industries Ltd.	6,500	767,900
Daito Trust Construction Co. Ltd.	1,900	207,101
Disco Corp.	500	147,944
Earth Corp.	1,100	37,263
Electric Power Development Co. Ltd.	2,000	34,080
Ferrotec Corp.	4,900	103,089
Foster Electric Co. Ltd.	5,600	60,884
Fuji Seal International, Inc.	2,200	42,502
Fujikura Ltd.	900	47,293

	Shares	Value
Fujita Kanko, Inc.	1,600	$123,744
Fukuoka Financial Group, Inc.	14,600	388,825
Glory Ltd.	18,400	428,113
Greens Co. Ltd.	3,800	54,917
grems, Inc.	2,300	37,909
GS Yuasa Corp.	10,800	201,182
H2O Retailing Corp.	2,100	27,505
Hachijuni Bank Ltd.	9,100	73,636
Hagihara Industries, Inc.	2,500	26,453
Hamakyorex Co. Ltd.	5,900	55,383
Hitachi Ltd.	13,200	382,389
Hokuhoku Financial Group, Inc.	1,700	32,294
Hokuriku Electric Power Co.	7,100	35,390
Hyakugo Bank Ltd.	23,700	113,127
Insource Co. Ltd.	3,700	25,431
Intermestic, Inc.	7,800	92,096
J Trust Co. Ltd.	20,500	60,035
Japan Airlines Co. Ltd.	4,600	93,705
Japan Communications, Inc.(a)	32,900	36,547
JINS Holdings, Inc.	1,100	65,132
JTEKT Corp.	2,700	22,165
Juroku Financial Group, Inc.	2,500	83,730
Kaneka Corp.	3,100	85,365
KAWADA TECHNOLOGIES, Inc.	1,700	45,511
Keyence Corp.	100	40,154
Kintetsu Department Store Co. Ltd.	4,400	53,648
Komatsu Ltd.	29,595	968,712
Konami Group Corp.	3,300	521,113
Konica Minolta, Inc.(a)	25,500	82,517
Kyoto Financial Group, Inc.	1,500	26,888
Lacto Japan Co. Ltd.	5,300	135,563
Leopalace21 Corp.	15,600	67,369
Lintec Corp.	1,500	30,795
LY Corp.	70,600	259,982
Macbee Planet, Inc.	1,000	18,980
Management Solutions Co. Ltd.	2,300	28,392
Maruha Nichiro Corp.	2,100	44,416
MatsukiyoCocokara & Co.	11,100	228,724
Mazda Motor Corp.	11,100	66,678
Metaplanet, Inc.(a)	1,700	19,309
MIMAKI ENGINEERING Co. Ltd	4,100	54,218
MINEBEA MITSUMI, Inc.	45,000	657,980
Mitsubishi Heavy Industries Ltd.	86,700	2,172,665
Mitsubishi Motors Corp.	18,700	52,795
Mitsubishi UFJ Financial Group, Inc.	10,900	149,239
Morinaga Milk Industry Co. Ltd.	2,100	47,178
MS&AD Insurance Group Holdings, Inc.	10,100	225,293
Murata Manufacturing Co. Ltd.	50,500	746,993
Nagase & Co. Ltd.	1,700	32,698
Namura Shipbuilding Co. Ltd.	3,500	75,941
Nankai Electric Railway Co. Ltd.	5,700	86,106
NexTone, Inc.(a)	1,600	23,783
NGK Insulators Ltd.	8,600	107,808

The accompanying notes are an integral part of these financial statements.

61

Wilshire International Equity Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Japan - (Continued)
NIDEC CORP	9,200	$178,084
Nintendo Co. Ltd.	13,100	1,256,513
Nippn Corp.	1,400	20,691
Nippon Light Metal Holdings Co. Ltd.	18,000	202,920
Nippon Paper Industries Co. Ltd.	19,900	143,077
Nippon Sheet Glass Co. Ltd.(a)	21,800	68,077
Nippon Shinyaku Co. Ltd.	1,900	41,420
Nippon Yusen KK	5,500	197,464
Nipro Corp.	4,900	43,365
Nishi-Nippon Railroad Co. Ltd.	15,300	215,822
NSK Ltd.	17,700	83,105
NTN Corp.	69,800	109,858
Obayashi Corp.	17,000	257,261
Oita Bank Ltd.	2,400	66,378
Oki Electric Industry Co. Ltd.	26,100	290,548
Olympus Corp.	74,500	883,983
Open House Group Co. Ltd.	900	40,725
Oracle Corp. Japan	1,200	143,188
Otsuka Corp.	3,200	65,161
Panasonic Holdings Corp.	9,100	97,758
Persol Holdings Co. Ltd.	24,300	47,372
PHC Holdings Corp.	5,300	33,495
PIA Corp.(a)	2,000	40,778
Resona Holdings, Inc.	65,400	600,269
Round One Corp.	5,600	56,920
Sac's Bar Holdings, Inc.	3,900	21,748
Sakata INX Corp.	17,500	235,659
San ju San Financial Group, Inc.	3,900	79,751
Sanken Electric Co. Ltd.(a)	1,000	55,788
Sanko Gosei Ltd.	7,600	35,744
Sanrio Co. Ltd.	4,700	227,345
Sanyo Shokai Ltd.	3,700	66,949
Sato Corp.	8,700	124,307
SCREEN Holdings Co. Ltd.	900	73,084
SCSK Corp.	5,500	165,624
Seiko Group Corp.	1,500	45,428
Shibaura Machine Co. Ltd.	1,900	41,779
Shiga Bank Ltd.	1,800	72,353
Showa Sangyo Co. Ltd.	9,100	188,162
Siix Corp.	13,100	106,046
Sony Group Corp.	1,100	28,676
Sumitomo Electric Industries Ltd.	7,200	153,501
Sumitomo Mitsui Financial Group, Inc.	15,200	381,064
Sumitomo Mitsui Trust Group, Inc.	2,200	58,319
Suntory Beverage & Food Ltd.	30,200	966,714
Suzuken Co. Ltd.	700	25,312
T&D Holdings, Inc.	5,300	115,930
Tadano Ltd.	5,300	35,217
Takeda Pharmaceutical Co. Ltd.	7,800	240,775
TDK Corp.	90,000	1,052,658
Toei Co. Ltd.	700	25,361
Toho Co. Ltd.	1,000	21,605

	Shares	Value
Tokai Carbon Co. Ltd.	2,600	$18,320
Tokio Marine Holdings, Inc.	2,500	105,462
Tokyo Century Corp.	1,900	21,385
Tokyo Electron Ltd.	1,500	286,379
Tokyu Fudosan Holdings Corp.	4,700	33,672
Toray Industries, Inc.	36,200	247,257
Toyoda Gosei Co. Ltd.	6,300	123,787
Toyota Boshoku Corp.	2,700	36,744
Toyota Tsusho Corp.	6,300	142,297
Traders Holdings Co. Ltd.	5,600	41,868
Trend Micro, Inc.	600	41,447
Vital KSK Holdings, Inc.	2,400	20,196
YAMABIKO Corp.	12,300	180,495
Yamaha Corp.	15,700	113,144
ZERIA Pharmaceutical Co. Ltd.	8,000	115,816
		24,676,482
Luxembourg - 0.5%
ArcelorMittal SA	36,709	1,160,302
d’Amico International Shipping SA	12,091	49,093
		1,209,395
Malaysia - 0.1%
Bumi Armada Bhd	198,600	21,465
Eco World Development Group Bhd	81,000	37,781
Fraser & Neave Holdings Bhd	7,700	53,877
My EG Services Bhd	117,100	26,436
Sime Darby Property Bhd	241,000	82,476
SP Setia Bhd Group	196,800	52,314
		274,349
Mexico - 0.2%
America Movil SAB de CV(a)	102,400	91,680
Arca Continental SAB de CV	2,500	26,486
Genomma Lab Internacional SAB de CV - Class B	61,400	66,915
Gentera SAB de CV	26,800	57,186
Grupo Aeroportuario del Centro Norte SAB de CV	9,200	121,003
Grupo Televisa SAB - ADR	11,071	24,245
Promotora y Operadora de Infraestructura SAB de CV	6,050	68,236
Qualitas Controladora SAB de CV	5,200	53,454
		509,205
Netherlands - 2.9%
Adyen NV(a)(b)	710	1,303,642
ASM International NV	1,631	1,044,277
ASML Holding NV	389	311,453
ASML Holding NV	1,426	1,142,782
ASR Nederland NV	3,177	211,018
Corbion NV	2,710	58,301
ING Groep NV	45,868	1,006,569
Koninklijke Heijmans N.V	2,919	188,970
Koninklijke Philips NV	12,014	288,441
NEPI Rockcastle NV	19,480	148,677
NN Group NV	110	7,311

The accompanying notes are an integral part of these financial statements.

62

Wilshire International Equity Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Netherlands - (Continued)
Randstad NV	19,689	$909,337
Signify NV(b)	1,554	42,073
		6,662,851
Norway - 0.7%
Aker Solutions ASA	10,574	36,425
BW Offshore Ltd.	11,927	35,741
DNB Bank ASA	13,415	371,196
Equinor ASA	35,641	899,907
Hoegh Autoliners ASA	11,091	98,248
Norsk Hydro ASA	4,522	25,771
Norwegian Air Shuttle ASA(a)	27,156	39,340
Odfjell SE - Class A	2,398	25,729
Sea1 offshore, Inc.	8,647	21,064
Solstad Offshore ASA(a)	5,143	21,762
Veidekke ASA	3,054	49,094
Wallenius Wilhelmsen ASA	9,916	81,608
		1,705,885
Peru - 0.1%
Cia de Minas Buenaventura SAA - ADR	666	10,936
Credicorp Ltd.	346	77,338
Hochschild Mining PLC	13,176	46,442
		134,716
Philippines - 0.1%
Converge Information and Communications Technology Solutions, Inc.	76,500	26,429
DigiPlus Interactive Corp.	52,600	48,498
International Container Terminal Services, Inc.	18,470	135,131
Megaworld Corp.	503,000	17,592
Robinsons Land Corp.	364,900	88,101
		315,751
Poland - 0.1%
Bank Polska Kasa Opieki SA	1,985	102,365
Enea SA	11,874	64,554
Powszechna Kasa Oszczednosci Bank Polski SA	1,642	34,349
Santander Bank Polska SA	890	122,420
		323,688
Portugal - 0.2%
Banco Comercial Portugues SA	195,029	151,965
Sonae SGPS SA	168,198	239,452
		391,417
Russia - 0.0%(c)
Novolipetsk Steel PJSC(a)(d)	46,050	0
PhosAgro PJSC - GDR(a)(d)	5,089	0
Sberbank of Russia PJSC(d)	29,200	0
Severstal PAO(d)	608	0

	Shares	Value
Surgutneftegas PAO(d)	168,940	$0
Tatneft PJSC(d)	19,624	0
		0
Saudi Arabia - 0.2%
Al Babtain Power & Telecommunication Co.	5,685	83,000
Arab National Bank	31,670	183,428
Electrical Industries Co.	15,227	34,233
Riyad Bank	8,010	61,388
Sumou Real Estate Co.	2,945	31,570
		393,619
Singapore - 1.5%
DBS Group Holdings Ltd.	16,400	579,892
Food Empire Holdings Ltd.	19,600	28,389
Rex International Holding Ltd.(a)	250,900	34,755
Sea Ltd. - ADR(a)	16,457	2,632,132
Singapore Exchange Ltd.	13,700	160,252
Singapore Technologies Engineering Ltd.	7,200	44,123
United Overseas Bank Ltd.	1,500	42,498
		3,522,041
South Africa - 0.4%
AVI Ltd.	24,402	129,990
Capitec Bank Holdings Ltd.	37	7,442
Gold Fields Ltd.	3,983	94,350
Investec Ltd.	29,310	218,879
Netcare Ltd.	30,222	23,831
Omnia Holdings Ltd.	10,211	45,865
Reunert Ltd.	14,848	48,320
Standard Bank Group Ltd.	20,702	266,904
Telkom SA SOC Ltd.	10,730	32,806
		868,387
South Korea - 2.6%
BNK Financial Group, Inc.	8,125	74,851
CJ Logistics Corp.	335	21,673
Coway Co. Ltd.	100	7,174
DB HiTek Co. Ltd.	1,174	40,703
DB Insurance Co. Ltd.	1,507	137,743
Dongjin Semichem Co. Ltd.	900	21,729
ENF Technology Co. Ltd.	1,013	29,157
Han Kuk Carbon Co. Ltd.	3,145	60,500
Hankook Tire & Technology Co. Ltd.	2,166	63,699
Hanwha Life Insurance Co. Ltd.(a)	9,288	22,693
HD Hyundai Co. Ltd.	1,393	133,749
HD Hyundai Heavy Industries Co. Ltd.	244	77,460
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,082	293,707
HMM Co. Ltd.	8,353	139,239
Hyundai Glovis Co. Ltd.	1,226	122,438
Hyundai Rotem Co. Ltd.	225	32,755
Iljin Electric Co. Ltd.	1,006	30,804
JB Financial Group Co. Ltd.	14,847	226,063

The accompanying notes are an integral part of these financial statements.

63

Wilshire International Equity Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
South Korea - (Continued)
Jusung Engineering Co. Ltd.	1,665	$38,347
KakaoBank Corp.	5,527	122,980
KB Financial Group, Inc.	3,170	260,454
KCC Corp.	422	97,546
Kia Corp.	2,927	209,570
KIWOOM Securities Co. Ltd.	1,832	311,062
Kolmar Korea Co. Ltd.	424	31,298
Korea Electric Terminal Co. Ltd.	1,651	79,634
Korea Investment Holdings Co. Ltd.	1,375	142,211
Korean Air Lines Co. Ltd.	980	16,636
Krafton, Inc.(a)	100	26,904
KT&G Corp.	524	49,538
Kumho Tire Co., Inc.(a)	5,902	19,698
Kyung Dong Navien Co. Ltd.	2,010	107,811
LG Corp.	300	17,702
LIG Nex1 Co. Ltd.	338	135,311
LigaChem Biosciences, Inc.(a)	299	25,376
LS Corp.	225	32,736
NH Investment & Securities Co. Ltd.	5,274	78,157
S-1 Corp.	3,900	198,274
Samsung Electronics Co. Ltd.	34,789	1,542,358
Samyang Foods Co. Ltd.	133	137,451
Shinhan Financial Group Co. Ltd.	11,400	518,579
SK Hynix, Inc.	391	84,694
SL Corp.	1,847	42,607
SOOP Co. Ltd.	459	30,958
Youngone Corp.	1,230	57,496
		5,951,525
Spain - 1.1%
Acciona SA	849	152,827
ACS Actividades de Construccion y Servicios SA	3,498	242,926
Aedas Homes SA(b)	794	22,934
Aena SME SA(b)	1,000	26,694
Banco Bilbao Vizcaya Argentaria SA	22,990	353,589
Banco Santander SA	62,529	517,652
CaixaBank SA	49,667	430,304
Distribuidora Internacional de Alimentacion SA(a)	1,911	60,309
Endesa SA	1,429	45,266
Gestamp Automocion SA(b)	12,593	43,347
Grifols SA(a)	9,986	121,757
Iberdrola SA	22,919	440,584
Prosegur Cia de Seguridad SA	19,280	66,305
Repsol SA	1,520	22,266
Unicaja Banco SA(b)	17,875	42,243
		2,589,003
Sweden - 2.0%
AcadeMedia AB(b)	5,139	45,273
AddTech AB - Class B	149	5,076
Alfa Laval AB	1,825	76,872

	Shares	Value
Ambea AB(b)	3,675	$43,801
Attendo AB(b)	33,029	221,607
Betsson AB	9,845	208,119
Camurus AB(a)	2,963	190,092
Castellum AB	2,280	30,113
Clas Ohlson AB - Class B	2,084	71,245
Hemnet Group AB	3,639	106,436
Hoist Finance AB(b)	3,975	35,110
Loomis AB	1,471	61,857
Peab AB - Class B	13,315	109,070
Skanska AB - Class B	10,781	251,115
SkiStar AB	1,610	26,337
Spotify Technology SA(a)	3,208	2,461,627
Svenska Handelsbanken AB - Class A	1,671	22,347
Swedish Orphan Biovitrum AB(a)	6,431	196,235
Tele2 AB - Class B	18,250	266,757
Telefonaktiebolaget LM Ericsson - Class B	8,442	72,351
Thule Group AB(b)	683	19,656
Volvo AB - Class B	679	19,064
		4,540,160
Switzerland - 2.9%
ABB Ltd.	3,493	208,817
Belimo Holding AG	33	33,736
Coca-Cola HBC AG	5,631	292,341
dormakaba Holding AG	58	53,132
Inficon Holding AG	1,620	218,102
International Workplace Group PLC	44,032	126,248
Julius Baer Group Ltd.	12,383	835,570
Logitech International SA	643	58,104
Novartis AG	7,221	873,561
Roche Holding AG	3,875	1,266,778
Roche Holding AG	318	110,643
Schindler Holding AG	573	213,430
Sika AG	137	37,177
Swiss Re AG	2,141	371,543
UBS Group AG	53,278	1,810,287
		6,509,469
Taiwan - 3.8%
Accton Technology Corp.	16,000	397,796
Advanced Energy Solution Holding Co. Ltd.	1,000	36,089
Advancetek Enterprise Co. Ltd.	34,000	83,720
Advantech Co. Ltd.	1,599	18,620
Airoha Technology Corp.	1,000	18,057
Arcadyan Technology Corp.	9,000	61,798
Asia Optical Co., Inc.	26,000	121,299
Azurewave Technologies, Inc.	14,000	28,131
Chroma ATE, Inc.	3,000	45,258
Chunghwa Precision Test Tech Co. Ltd.	1,000	28,643
CyberPower Systems, Inc.	3,000	26,424
Depo Auto Parts Ind Co. Ltd.	39,000	255,790

The accompanying notes are an integral part of these financial statements.

64

Wilshire International Equity Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Taiwan - (Continued)
Dynapack International Technology Corp.	14,000	$107,804
Elite Advanced Laser Corp.	3,000	21,331
Eva Airways Corp.	54,000	73,790
FocalTech Systems Co. Ltd.	35,000	79,233
Formosa Advanced Technologies Co. Ltd.	39,000	37,325
Fortune Electric Co. Ltd.	1,100	21,084
Fositek Corp.	1,000	27,624
Fu Hua Innovation Co. Ltd.	24,000	27,413
Fulgent Sun International Holding Co. Ltd.	11,000	39,371
Fusheng Precision Co. Ltd.	2,000	20,242
Genesys Logic, Inc.	5,000	25,349
Genius Electronic Optical Co. Ltd.	4,000	57,262
Himax Technologies, Inc. - ADR(e)	3,270	29,201
Hon Hai Precision Industry Co. Ltd.	96,000	526,307
Huang Hsiang Construction Corp.	34,000	50,243
Insyde Software Corp.	5,000	43,840
ITE Technology, Inc.	22,000	106,237
ITH Corp.(a)	19,000	34,646
Kindom Development Co. Ltd.	13,000	22,439
Lotes Co. Ltd.	3,000	137,833
LuxNet Corp.	5,000	30,629
MediaTek, Inc.	12,000	510,928
Merry Electronics Co. Ltd.	28,000	104,993
Nan Pao Resins Chemical Co. Ltd.	14,000	143,597
Pixart Imaging, Inc.	8,000	62,885
Sincere Navigation Corp.	39,000	28,854
Sinon Corp.	17,000	24,384
SinoPac Financial Holdings Co. Ltd.	77,000	63,815
Sitronix Technology Corp.	3,000	20,805
Taiwan Semiconductor Manufacturing Co. Ltd.	136,600	4,932,080
Via Technologies, Inc.	10,000	21,040
		8,554,209
Thailand - 0.4%
Amata Corp. PCL	49,300	21,301
Bangchak Corp. PCL - NVDR	18,400	17,268
Bangkok Airways PCL	83,600	31,437
Bangkok Bank PCL - NVDR	53,500	228,822
BTS Group Holdings PCL - NVDR(a)	232,600	25,771
Carabao Group PCL	19,000	28,656
Com7 PCL	78,800	44,909
GFPT PCL - NVDR	69,800	18,924
Kasikornbank PCL - NVDR	4,100	19,365
Krung Thai Bank PCL - NVDR	48,900	32,087
Regional Container Lines PCL	84,700	67,123
Rojana Industrial Park PCL	374,600	50,265
SCB X PCL	71,500	256,231
		842,159

	Shares	Value
Turkey - 0.1%
Avrupakent Gayrimenkul Yatirim Ortakligi AS	13,853	$22,383
Reysas Tasimacilik ve Lojistik Ticaret AS(a)	56,412	22,013
Turkcell Iletisim Hizmetleri AS	15,675	38,080
Turkiye Is Bankasi AS - Class C	17,302	5,835
Turkiye Sinai Kalkinma Bankasi AS(a)	99,132	31,274
		119,585
United Arab Emirates - 0.3%
Abu Dhabi Islamic Bank PJSC	36,207	211,924
Aldar Properties PJSC	50,723	123,213
Deyaar Development PJSC	181,022	48,803
Emaar Development PJSC	9,041	33,360
First Abu Dhabi Bank PJSC	22,978	103,867
Orascom Construction PLC	6,073	40,527
Parkin Co. PJSC	15,557	27,531
		589,225
United Kingdom - 9.3%
3i Group PLC	28,276	1,599,474
Aberdeen Group PLC	83,565	214,793
Admiral Group PLC	1,444	64,820
Alpha Group International PLC	1,985	86,806
Anglogold Ashanti PLC	6,969	317,589
Aon PLC - Class A	1,986	708,525
AstraZeneca PLC	9,050	1,262,090
BAE Systems PLC	94,350	2,442,643
Barclays PLC	147,311	682,297
Beazley PLC	13,152	168,836
British American Tobacco PLC	4,537	214,701
Centrica PLC	167,069	370,540
Chemring Group PLC	4,820	37,428
Cohort PLC	3,556	75,753
Compass Group PLC	26,122	884,754
Cranswick PLC	1,013	74,450
Currys PLC(a)	102,736	171,642
Drax Group PLC	14,948	142,213
Dunelm Group PLC	10,131	164,809
Endeavour Mining PLC	687	21,124
Energean PLC	3,223	40,336
EnQuest PLC	100,745	17,500
Foresight Group Holdings Ltd.	8,499	51,780
Future PLC	3,413	34,225
Games Workshop Group PLC	1,440	320,683
Gamma Communications PLC	1,970	30,778
GSK PLC	47,897	913,046
Harbour Energy PLC	16,830	45,269
HSBC Holdings PLC	108,684	1,315,840
IMI PLC	7,784	223,799
Imperial Brands PLC	5,896	232,760
InterContinental Hotels Group PLC	197	22,493
J Sainsbury PLC	252,426	1,004,158
Johnson Service Group PLC	39,856	83,133

The accompanying notes are an integral part of these financial statements.

65

Wilshire International Equity Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
United Kingdom - (Continued)
Just Group PLC	16,116	$29,299
Lancashire Holdings Ltd.	4,739	37,411
Marks & Spencer Group PLC	23,229	113,003
Mitchells & Butlers PLC(a)	13,194	51,905
Mitie Group PLC	13,928	27,030
NatWest Group PLC	37,797	265,390
Next PLC	336	57,402
Paragon Banking Group PLC	23,532	304,985
Reckitt Benckiser Group PLC	18,684	1,271,012
Rolls-Royce Holdings PLC	221,874	2,947,871
Savills PLC	1,622	22,122
Shell PLC	27,357	960,614
Stolt-Nielsen Ltd.	2,652	67,373
Tesco PLC	90,904	500,756
TP ICAP Group PLC	16,118	60,305
Trainline PLC(a)(b)	10,920	41,814
United Utilities Group PLC	7,479	117,434
Vodafone Group PLC	208,527	222,688
		21,139,501
United States - 2.2%
BeOne Medicines Ltd.(a)	400	7,522
Brookfield Asset Management Ltd. - Class A	200	11,070
Carnival PLC - ADR(a)	7,255	185,075
Coupang, Inc.(a)	45,292	1,356,948
Linde PLC	1,907	894,726
Nexteer Automotive Group Ltd.	30,000	21,802
Philip Morris International, Inc.	11,275	2,053,516
Resolute Forest Products(a)(d)	1,388	0
STERIS PLC	2,038	489,568
		5,020,227
Uruguay - 0.6%
MercadoLibre, Inc.(a)	483	1,262,383
Vietnam - 0.2%
Vietnam Dairy Products JSC	187,500	416,548
TOTAL COMMON STOCKS (Cost $135,015,893)		183,532,174

	Par
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.2%
BANK-2020, Series 2020-BN30, Class XA, 1.37%, 12/15/2053(f)(g)	$944,389	48,582
Benchmark Mortgage Trust, Series 2020-B19, Class XA, 1.86%, 09/15/2053 (Callable 10/15/2030)(f)(g)	936,762	43,683
BX Trust
Series 2021-RISE, Class B, 5.68% (1 mo. Term SOFR + 1.36%), 11/15/2036, (1.25% Floor)(b)	126,799	126,641

	Par	Value
Series 2022-LBA6, Class A, 5.31% (1 mo. Term SOFR + 1.00%), 01/15/2039, (1.00% Floor)(b)	$200,000	$199,875
Series 2022-PSB, Class A, 6.76% (1 mo. Term SOFR + 2.45%), 08/15/2039, (2.45% Floor)(b)	78,173	78,149
Series 2024-XL4, Class B, 6.10% (1 mo. Term SOFR + 1.79%), 02/15/2039, (1.79% Floor)(b)	94,697	94,904
Series 2025-ROIC, Class A, 5.46% (1 mo. Term SOFR + 1.14%), 03/15/2030, (1.14% Floor)(b)	200,000	198,750
Series 2024-AIRC, Class B, 6.45% (1 mo. Term SOFR + 2.14%), 08/15/2039, (2.14% Floor)(b)	145,608	145,881
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2020-C9, Class XA, 1.82%, 09/15/2053 (Callable 06/15/2030)(f)(g)	717,244	30,841
Computershare Corporate Trust, Series 2021-FCMT, Class A, 5.63% (1 mo. Term SOFR + 1.31%), 05/15/2031, (1.20% Floor)(b)	100,000	99,316
CSTL Commercial Mortgage Trust, Series 2024-GATE, Class A, 4.92%, 11/10/2041(b)(g)	100,000	99,736
DK Trust, Series 2024-SPBX, Class A, 5.81% (1 mo. Term SOFR + 1.50%), 03/15/2034, (1.50% Floor)(b)	175,000	175,055
DTP Commercial Mortgage Trust, Series 2023-STE2, Class A, 6.04%, 01/15/2041(b)(g)	100,000	102,290
ELM Trust, Series 2024-ELM, Class B15, 6.20%, 06/10/2039(b)(g)	100,000	100,828
Federal Home Loan Mortgage Corp.
Series 5410, Class DF, 5.76% (30 day avg SOFR US + 1.45%), 05/25/2054, (1.45% Floor), (6.75% Cap)	511,333	513,229
Series K110, Class X1, 1.76%, 04/25/2030 (Callable 04/25/2030)(f)(g)	467,630	29,488
Series K118, Class X1, 1.04%, 09/25/2030 (Callable 06/25/2030)(f)(g)	984,497	39,900
Series K151, Class X1, 0.49%, 04/25/2030 (Callable 02/25/2030)(f)(g)	2,535,372	36,136
Federal National Mortgage Association
Series 2024-100, Class FD, 5.76% (30 day avg SOFR US + 1.45%), 06/25/2054, (1.45% Floor), (6.50% Cap)	806,484	807,391
Series 2024-93, Class FL, 5.76% (30 day avg SOFR US + 1.45%), 12/25/2054, (1.45% Floor), (6.50% Cap)	1,385,260	1,386,818

The accompanying notes are an integral part of these financial statements.

66

Wilshire International Equity Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
FS Commercial Mortgage Trust, Series 2024-HULA, Class A, 6.12% (1 mo. Term SOFR + 1.81%), 08/15/2039, (1.81% Floor)(b)	$150,000	$150,188
Great Wolf Trust, Series 2024-WOLF, Class A, 5.85% (1 mo. Term SOFR + 1.54%), 03/15/2039, (1.54% Floor)(b)	150,000	150,234
GS Mortgage Securities Corp. II
Series 2015-GS1, Class A3, 3.73%, 11/10/2048 (Callable 11/10/2025)	150,000	149,524
Series 2023-SHIP, Class C, 5.69%, 09/10/2038(b)(g)	150,000	150,094
Series 2024-FAIR, Class A, 6.07%, 07/15/2029(b)(g)	225,000	230,375
GS Mortgage-Backed Securities Trust, Series 2024-PJ9, Class A3, 5.00%, 02/25/2055 (Callable 03/25/2048)(b)(g)	81,731	79,605
JP Morgan Chase Commercial Mortgage Securities, Series 2019-ICON, Class A, 3.88%, 01/05/2034(b)	78,281	77,766
JP Morgan Mortgage Trust
Series 2015-3, Class A3, 3.50%, 05/25/2045 (Callable 07/25/2025)(b)(g)	47,045	43,343
Series 2017-2, Class A3, 3.50%, 05/25/2047 (Callable 12/25/2028)(b)(g)	45,662	40,801
Series 2018-5, Class A1, 3.50%, 10/25/2048 (Callable 08/25/2027)(b)(g)	83,339	74,477
Series 2019-1, Class A3, 4.00%, 05/25/2049 (Callable 07/25/2025)(b)(g)	8,171	7,556
Series 2019-INV3, Class A3, 3.50%, 05/25/2050 (Callable 04/25/2035)(b)(g)	87,831	78,006
Series 2020-2, Class A15, 3.50%, 07/25/2050 (Callable 05/25/2035)(b)(g)	58,182	51,218
Series 2022-6, Class A3, 3.00%, 11/25/2052 (Callable 04/25/2042)(b)(g)	163,425	138,930
Series 2023-2, Class A3A, 5.00%, 07/25/2053 (Callable 11/25/2036)(b)(g)	68,571	66,701
ONNI Commerical Mortgage Trust, Series 2024-APT, Class A, 5.75%, 07/15/2039(b)(g)	250,000	254,859

	Par	Value
PRM5 Trust, Series 2025-PRM5, Class B, 4.92%, 03/10/2033(b)(g)	$125,000	$122,895
Provident Funding Mortgage Trust, Series 2021-J1, Class A10, 2.00%, 10/25/2051 (Callable 07/25/2045)(b)(g)	200,000	121,536
PSMC Trust, Series 2020-3, Class A1, 3.00%, 11/25/2050 (Callable 09/25/2032)(b)(g)	55,010	47,229
Sequoia Mortgage Trust
Series 2013-3, Class A2, 2.50%, 03/25/2043 (Callable 11/25/2025)(g)	67,867	58,696
Series 2019-CH2, Class A1, 4.50%, 08/25/2049 (Callable 07/25/2025)(b)(g)	316	313
Series 2019-CH3, Class A1, 4.00%, 09/25/2049 (Callable 08/25/2033)(b)(g)	4,687	4,361
Series 2020-4, Class A8, 2.50%, 11/25/2050 (Callable 01/25/2041)(b)(g)	200,000	143,504
Series 2025-1, Class A1, 6.00%, 01/25/2055 (Callable 10/25/2041)(b)(g)	92,089	92,812
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/2041(b)	220,000	192,533
Tharaldson Hotel Portfolio Trust, Series 2023-THL, Class A, 7.23%, 12/10/2034(b)(g)	154,641	157,272
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A1, 3.00% (1 Month U.S. LIBOR + 0.00%), 05/25/2050 (Callable 09/25/2037)(b)(g)(h)	80,160	69,311
WF-RBS Commercial Mortgage Trust, Series 2014-C21, Class B, 4.21%, 08/15/2047 (Callable 07/15/2026)(g)	151,471	147,535
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,549,926)		7,259,167
	Shares
AFFILIATED REGISTERED INVESTMENT COMPANIES - 2.5%
Voya VACS Series EMHCD Fund	153	1,568
Voya VACS Series HYB Fund	102,878	1,066,844
Voya VACS Series SC Fund - Class SC	429,728	4,568,006
TOTAL AFFILIATED REGISTERED INVESTMENT COMPANIES (Cost $5,667,421)		5,636,418

The accompanying notes are an integral part of these financial statements.

67

Wilshire International Equity Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - 2.4%
Canada - 0.2%
Bank of Nova Scotia, 2.70%, 08/03/2026	$90,000	$88,522
Enbridge, Inc., 1.60%, 10/04/2026 (Callable 09/04/2026)	93,000	89,860
Nutrien Ltd., 5.95%, 11/07/2025	80,000	80,417
Royal Bank of Canada, 1.20%, 04/27/2026	74,000	72,200
		330,999
Japan - 0.0%(c)
Sumitomo Mitsui Trust Bank Ltd., 2.80%, 03/10/2027(b)	71,000	69,321
United Kingdom - 0.2%
HSBC Holdings PLC, 2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)	200,000	185,866
Royalty Pharma PLC
1.20%, 09/02/2025 (Callable 08/02/2025)	52,000	51,612
1.75%, 09/02/2027 (Callable 07/02/2027)	145,000	137,240
2.20%, 09/02/2030 (Callable 06/02/2030)	42,000	37,125
		411,843
United States - 2.0%
AES Corp., 1.38%, 01/15/2026 (Callable 12/15/2025)	57,000	55,918
Amazon.com, Inc., 1.50%, 06/03/2030 (Callable 03/03/2030)	88,000	77,746
Ameren Illinois Co., 3.80%, 05/15/2028 (Callable 02/15/2028)	65,000	64,521
American Honda Finance Corp., 1.20%, 07/08/2025	60,000	59,957
Amgen, Inc., 5.15%, 03/02/2028 (Callable 02/02/2028)	86,000	87,747
Apple, Inc., 1.20%, 02/08/2028 (Callable 12/08/2027)	74,000	69,048
AT&T, Inc., 2.25%, 02/01/2032 (Callable 11/01/2031)	119,000	102,240
Bank of America Corp.
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)	246,000	239,173
3.59% to 07/21/2027 then 3 mo. Term SOFR + 1.63%, 07/21/2028 (Callable 07/21/2027)	30,000	29,527
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)	15,000	14,640
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)	144,000	131,450

	Par	Value
5.87% to 09/15/2033 then SOFR + 1.84%, 09/15/2034 (Callable 09/15/2033)	$2,000	$2,102
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/2028 (Callable 06/05/2028)(b)	92,000	84,761
2.50%, 01/10/2030 (Callable 10/10/2029)(b)	36,000	33,003
Broadcom, Inc., 3.46%, 09/15/2026 (Callable 07/15/2026)	57,000	56,450
Capital One Financial Corp., 1.88% to 11/02/2026 then SOFR + 0.86%, 11/02/2027 (Callable 11/02/2026)	79,000	76,365
Carrier Global Corp., 2.72%, 02/15/2030 (Callable 11/15/2029)	101,000	93,699
CVS Health Corp., 1.75% (SOFR Rate + 0.00%), 08/21/2030 (Callable 05/21/2030)	119,000	102,796
Duke Energy Corp., 3.15%, 08/15/2027 (Callable 05/15/2027)	117,000	114,451
Ecolab, Inc., 4.80%, 03/24/2030 (Callable 12/24/2029)	52,000	53,283
Entergy Corp., 0.90%, 09/15/2025 (Callable 08/15/2025)	82,000	81,390
Enterprise Products Operating LLC, 2.80%, 01/31/2030 (Callable 10/31/2029)	59,000	55,183
Equinix, Inc., 2.90%, 11/18/2026 (Callable 09/18/2026)	51,000	49,960
Fiserv, Inc., 5.45%, 03/02/2028 (Callable 02/02/2028)	82,000	84,238
Global Payments, Inc., 1.20% (SOFR Rate + 0.00%), 03/01/2026 (Callable 02/01/2026)	31,000	30,249
HCA, Inc., 4.13%, 06/15/2029 (Callable 03/15/2029)	76,000	74,676
Home Depot, Inc., 1.50%, 09/15/2028 (Callable 07/15/2028)	84,000	77,673
Intel Corp., 3.70%, 07/29/2025	28,000	27,972
JPMorgan Chase & Co.
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)	123,000	118,532
2.95% to 02/24/2027 then SOFR + 1.17%, 02/24/2028 (Callable 02/24/2027)	66,000	64,464
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029 (Callable 06/01/2028)	43,000	40,288
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)	16,000	13,841
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	59,000	52,575
Kinder Morgan, Inc., 1.75%, 11/15/2026 (Callable 10/15/2026)	62,000	59,876

The accompanying notes are an integral part of these financial statements.

68

Wilshire International Equity Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
United States - (Continued)
Kite Realty Group LP, 4.00%, 10/01/2026 (Callable 07/01/2026)	$38,000	$37,643
Lowe's Cos., Inc., 3.35%, 04/01/2027 (Callable 03/01/2027)	57,000	56,141
Meta Platforms, Inc., 3.50%, 08/15/2027 (Callable 07/15/2027)	16,000	15,838
Morgan Stanley
0.99% to 12/10/2025 then SOFR + 0.72%, 12/10/2026 (Callable 12/10/2025)	21,000	20,663
1.59% to 05/04/2026 then SOFR + 0.88%, 05/04/2027 (Callable 05/04/2026)	137,000	133,714
1.51% to 07/20/2026 then SOFR + 0.86%, 07/20/2027 (Callable 07/20/2026)	64,000	62,044
6.30% to 10/18/2027 then SOFR + 2.24%, 10/18/2028 (Callable 10/18/2027)	36,000	37,472
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)	30,000	25,914
5.25% to 04/21/2033 then SOFR + 1.87%, 04/21/2034 (Callable 04/21/2033)	86,000	87,189
5.30% to 04/20/2032 then SOFR + 2.62%, 04/20/2037 (Callable 04/20/2032)	7,000	6,952
MPLX LP, 2.65%, 08/15/2030 (Callable 05/15/2030)	26,000	23,472
NextEra Energy Capital Holdings, Inc., 4.63%, 07/15/2027 (Callable 06/15/2027)	84,000	84,517
Nucor Corp., 4.30%, 05/23/2027 (Callable 04/23/2027)	56,000	56,179
Oracle Corp.
3.25%, 11/15/2027 (Callable 08/15/2027)	89,000	86,935
2.95%, 04/01/2030 (Callable 01/01/2030)	172,000	160,421
O'Reilly Automotive, Inc., 3.60%, 09/01/2027 (Callable 06/01/2027)	104,000	102,608
Ovintiv, Inc., 5.38%, 01/01/2026 (Callable 10/01/2025)	82,000	82,090
PepsiCo, Inc., 2.63%, 07/29/2029 (Callable 04/29/2029)	54,000	50,991
Plains All American Pipeline LP / PAA Finance Corp., 4.65%, 10/15/2025 (Callable 07/31/2025)	82,000	82,008
PPG Industries, Inc., 1.20%, 03/15/2026 (Callable 02/15/2026)	92,000	89,869
Realty Income Corp., 3.25%, 01/15/2031 (Callable 10/15/2030)	98,000	91,710
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027 (Callable 09/15/2026)	46,000	46,281

	Par	Value
Sierra Pacific Power Co., 2.60%, 05/01/2026 (Callable 02/01/2026)	$90,000	$88,515
Southwestern Electric Power Co., 1.65%, 03/15/2026 (Callable 02/15/2026)	61,000	59,734
Steel Dynamics, Inc., 1.65%, 10/15/2027 (Callable 08/15/2027)	59,000	55,384
T-Mobile USA, Inc.
2.25%, 02/15/2026 (Callable 07/11/2025)	97,000	95,574
2.05%, 02/15/2028 (Callable 12/15/2027)	18,000	16,984
3.38%, 04/15/2029 (Callable 07/11/2025)	14,000	13,476
US Bancorp, 4.55% to 07/22/2027 then SOFR + 1.66%, 07/22/2028 (Callable 07/22/2027)	30,000	30,045
Verizon Communications, Inc.
2.36%, 03/15/2032 (Callable 12/15/2031)	130,000	112,028
4.78%, 02/15/2035 (Callable 11/15/2034)	55,000	53,432
VMware LLC, 2.20%, 08/15/2031 (Callable 05/15/2031)	50,000	43,338
Walmart, Inc., 1.05%, 09/17/2026 (Callable 08/17/2026)	86,000	83,031
Walt Disney Co., 2.00%, 09/01/2029 (Callable 06/01/2029)	58,000	53,253
WEC Energy Group, Inc., 5.15%, 10/01/2027 (Callable 09/01/2027)	53,000	53,943
Wells Fargo & Co.
4.54% to 08/15/2025 then SOFR + 1.56%, 08/15/2026 (Callable 08/15/2025)	35,000	35,003
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028 (Callable 03/24/2027)	20,000	19,729
3.58% to 05/22/2027 then 3 mo. Term SOFR + 1.57%, 05/22/2028 (Callable 05/22/2027)	16,000	15,746
		4,649,660
TOTAL CORPORATE BONDS (Cost $5,620,668)		5,461,823
ASSET-BACKED SECURITIES - 1.2%
American Airlines Group, Inc.
Series 2015-2, 3.60%, 09/22/2027	56,214	54,716
Series 2016-1, 3.58%, 01/15/2028	4,170	4,034
Series 2016-2, 3.20%, 06/15/2028	23,673	22,614
CarMax Auto Owner Trust, Series 2023-3, Class B, 5.47%, 02/15/2029 (Callable 06/15/2027)	150,000	152,395
CNH Equipment Trust, Series 2023-A, Class A4, 4.77%, 10/15/2030 (Callable 12/15/2027)	300,000	302,986

The accompanying notes are an integral part of these financial statements.

69

Wilshire International Equity Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
COLT Funding LLC, Series 2021-2, Class A1, 0.92%, 08/25/2066 (Callable 07/25/2025)(b)(g)	$179,207	$148,237
Container Leasing International LLC, Series 2022-1A, Class A, 2.72%, 01/18/2047(b)	53,860	49,148
FedEx Corp., Series 2020-1AA, 1.88%, 02/20/2034	105,553	90,675
Harley-Davidson Customer Funding Corp., Series 2023-B, Class A4, 5.78%, 04/15/2031 (Callable 02/15/2027)	150,000	153,076
Laurel Road Prime Student Loan Trust, Series 2020-A, Class A2FX, 1.40%, 11/25/2050 (Callable 10/25/2028)(b)	83,113	73,690
Loanpal Solar Loan Ltd., Series 2020-2GF, Class A, 2.75%, 07/20/2047 (Callable 11/20/2036)(b)	161,677	136,894
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.82%, 06/22/2043 (Callable 07/20/2029)(b)	197,770	185,310
Series 2020-2A, Class A, 1.44%, 08/20/2046 (Callable 09/20/2032)(b)	59,158	50,731
Navient Student Loan Trust
Series 2020-GA, Class A, 1.17%, 09/16/2069 (Callable 03/15/2028)(b)	59,214	55,106
Series 2020-HA, Class A, 1.31%, 01/15/2069 (Callable 02/15/2028)(b)	50,548	47,170
Series 2021-A, Class A, 0.84%, 05/15/2069 (Callable 12/15/2028)(b)	39,295	35,792
Series 2021-DA, Class C, 3.48%, 04/15/2060 (Callable 05/15/2032)(b)	99,686	93,011
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 08/15/2033)(b)	142,003	145,065
Oscar Finance Holdings 2 General, Inc. Association, Series 2021-1A, Class A4, 1.00%, 04/10/2028 (Callable 07/10/2025)(b)	44,200	43,797
Santander Consumer USA Holdings, Inc.
Series 2023-6, Class A3, 5.93%, 07/17/2028 (Callable 07/15/2027)	181,147	181,921
Series 2024-4, Class B, 4.93%, 09/17/2029 (Callable 10/15/2027)	100,000	100,660
SMB Private Education Loan Trust, Series 2020-PTB, Class A2A, 1.60%, 09/15/2054(b)	117,221	110,212

	Par	Value
SoFi Consumer Loan Program Trust, Series 2025-1, Class B, 5.12%, 02/27/2034 (Callable 07/25/2028)(b)	$100,000	$101,026
SoFi Professional Loan Program LLC, Series 2018-B, Class A2FX, 3.34%, 08/25/2047 (Callable 01/25/2026)(b)	7,410	7,374
Sunnova Energy International, Inc., Series 2020-AA, Class A, 2.98%, 06/20/2047 (Callable 06/20/2027)(b)	188,943	163,619
Sunrun, Inc., Series 2020-1A, Class A, 2.21%, 07/31/2051(b)	158,702	142,633
World Omni Auto Receivables Trust, Series 2024-C, Class B, 4.68%, 07/15/2030 (Callable 09/15/2027)	100,000	100,351
TOTAL ASSET-BACKED SECURITIES (Cost $2,882,579)		2,764,972
COLLATERALIZED LOAN OBLIGATIONS - 1.1%
Benefit Street Partners CLO Ltd., Series 2020-21A, Class A1R, 5.69% (3 mo. Term SOFR + 1.43%), 10/15/2034, (1.17% Floor) (Callable 07/15/2025)(b)	250,000	250,437
Betony CLO 2, Series 2018-1A, Class A1, 5.62% (3 mo. Term SOFR + 1.34%), 04/30/2031, (1.08% Floor) (Callable 07/30/2025)(b)	91,419	91,529
CBAM Ltd., Series 2017-1A, Class AR2, 5.66% (3 mo. Term SOFR + 1.39%), 01/20/2038, (1.39% Floor) (Callable 01/20/2027)(b)	250,000	251,470
Empower CLO Ltd., Series 2025-1A, Class A, 5.64% (3 mo. Term SOFR + 1.31%), 07/20/2038, (1.31% Floor) (Callable 07/20/2027)(b)	250,000	250,106
Madison Park Funding Ltd., Series 2016-21A, Class ABRR, 5.92% (3 mo. Term SOFR + 1.66%), 10/15/2032, (1.66% Floor) (Callable 07/15/2025)(b)	250,000	250,165
Neuberger Berman CLO Ltd., Series 2019-34A, Class A1R, 5.51% (3 mo. Term SOFR + 1.24%), 01/20/2035, (1.24% Floor) (Callable 07/20/2025)(b)	246,207	246,453
Octagon Investment Partners Ltd., Series 2020-3A, Class A1R2, 5.62% (3 mo. Term SOFR + 1.36%), 01/15/2038, (1.36% Floor) (Callable 10/15/2026)(b)	400,000	400,201
Palmer Square CLO Ltd., Series 2019-1A, Class A1R, 5.72% (3 mo. Term SOFR + 1.41%), 11/14/2034, (1.41% Floor) (Callable 08/14/2025)(b)	250,000	250,176

The accompanying notes are an integral part of these financial statements.

70

Wilshire International Equity Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
TCI-Symphony CLO Ltd., Series 2016-1A, Class AR2, 5.52% (3 mo. Term SOFR + 1.28%), 10/13/2032, (1.02% Floor) (Callable 07/13/2025)(b)	$295,853	$295,928
Wind River CLO Ltd., Series 2018-2A, Class A1R, 5.46% (3 mo. Term SOFR + 1.20%), 07/15/2030, (1.20% Floor) (Callable 07/15/2025)(b)	23,754	23,752
AB BSL CLO Ltd., Series 2023-4A, Class A1R, 5.53% (3 mo. Term SOFR + 1.30%), 04/20/2038, (1.30% Floor) (Callable 04/20/2027)(b)	250,000	250,334
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $2,552,745)		2,560,551

	Shares
REAL ESTATE INVESTMENT TRUSTS - 1.1%
Australia - 0.1%
Dexus Industria REIT	23,796	42,613
Goodman Group	302	6,807
Ingenia Communities Group	5,905	21,267
Region Group	57,450	83,403
Stockland	5,207	18,419
Vicinity Ltd.	5,279	8,615
		181,124
Canada - 0.1%
Primaris Real Estate Investment Trust	14,453	156,232
Slate Grocery REIT	10,911	115,140
		271,372
France - 0.0%(c)
Klepierre SA	1,788	70,842
Hong Kong - 0.0%(c)
Link REIT	3,000	15,993
India - 0.1%
Brookfield India Real Estate Trust(b)	17,837	65,477
Mindspace Business Parks REIT(b)	14,350	66,955
		132,432
Japan - 0.4%
Global One Real Estate Investment Corp.	312	295,678
Japan Excellent, Inc.	120	111,349
KDX Realty Investment Corp.	94	101,826
Nippon Building Fund, Inc.	219	202,033
Sekisui House Reit, Inc.	280	147,524
		858,410
Malaysia - 0.0%(c)
Pavilion Real Estate Investment Trust	342,100	129,912

	Shares	Value
Mexico - 0.0%(c)
Fibra Uno Administracion SAB de CV	19,100	$26,404
Prologis Property Mexico SAB de CV	9,000	33,934
		60,338
Netherlands - 0.0%(c)
Wereldhave NV	3,354	67,485
Philippines - 0.1%
AREIT, Inc.	234,200	170,496
Saudi Arabia - 0.0%(c)
Al Rajhi REIT	8,154	18,088
Singapore - 0.1%
AIMS APAC REIT	19,500	20,254
CapitaLand Ascendas REIT	5,500	11,596
ESR-REIT	67,380	130,494
		162,344
South Africa - 0.1%
Redefine Properties Ltd.	441,591	114,328
Vukile Property Fund Ltd.	22,015	24,429
		138,757
Thailand - 0.0%(c)
CPN Retail Growth Leasehold REIT	60,200	20,210
Turkey - 0.1%
Reysas Gayrimenkul Yatirim Ortakligi AS(a)	290,808	144,942
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,160,301)		2,442,745
PREFERRED STOCKS - 0.6%
Brazil - 0.4%
Banco Bradesco SA,	34,100	105,506
Cia De Sanena Do Parana	45,500	63,312
Cia Energetica de Minas Gerais	232,370	464,047
Itau Unibanco Holding SA	54,283	368,374
		1,001,239
Colombia - 0.0%(c)
Grupo Cibest SA	2,992	33,807
Germany - 0.1%
Bayerische Motoren Werke AG	100	8,286
Draegerwerk AG & Co. KGaA	337	26,688
FUCHS SE	678	37,364
Sartorius AG	273	69,482
Volkswagen AG	97	10,243
		152,063

The accompanying notes are an integral part of these financial statements.

71

Wilshire International Equity Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
PREFERRED STOCKS - (Continued)
Russia - 0.0%(c)
Surgutneftegas PAO(d)	270,800	$0
South Korea - 0.1%
Samsung Electronics Co. Ltd.	3,491	128,022
TOTAL PREFERRED STOCKS (Cost $1,228,018)		1,315,131

	Par
U.S. TREASURY SECURITIES - 0.4%
United States Treasury Note/Bond
0.25%, 10/31/2025	$26,000	25,653
4.13%, 06/15/2026	53,700	53,761
0.88%, 09/30/2026	103,800	99,980
1.25%, 11/30/2026	8,800	8,485
1.50%, 01/31/2027	8,300	8,006
2.75%, 04/30/2027	400	393
3.75%, 04/30/2027	45,600	45,596
3.88%, 05/31/2027	143,700	144,042
4.63%, 06/15/2027	2,000	2,033
3.25%, 06/30/2027	1,100	1,090
3.75%, 05/15/2028	23,900	23,938
3.88%, 06/15/2028	57,600	57,906
3.88%, 06/30/2030	81,600	81,906
1.63%, 05/15/2031	126,700	111,739
4.00%, 06/30/2032	124,700	124,793
2.75%, 08/15/2032	8,100	7,472
4.13%, 11/15/2032	62,200	62,628
4.25%, 05/15/2035	138,000	138,216
4.63%, 02/15/2055	60,000	58,519
TOTAL U.S. TREASURY SECURITIES (Cost $1,071,780)		1,056,156
TOTAL INVESTMENTS - 93.1% (Cost $163,749,331)		$212,029,137
Money Market Deposit Account - 4.3%(i)(j)		9,808,188
Other Assets in Excess of Liabilities - 2.6%		5,890,072
TOTAL NET ASSETS - 100.0%		$227,727,397

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
GDR - Global Depositary Receipt
JSC - Public Joint Stock Company
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
NVDR - Non-Voting Depositary Receipt
PCL - Public Company Limited
PJSC - Public Joint Stock Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $13,417,220 or 5.9% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2025.

(e)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $81,503.
(f)	Interest only security.
(g)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2025.

(h)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(i)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.24%.

(j)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of June 30, 2025 is $85,208 which represented 0.0% of net assets.

The accompanying notes are an integral part of these financial statements.

72

Wilshire International Equity Fund
Schedule of Futures Contracts
June 30, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	3	09/19/2025	$342,797	$ 7,594
				$ 7,594

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	(3)	09/19/2025	$336,375	$(6,030)
U.S. Treasury 2 Year Notes	(20)	09/30/2025	4,160,469	(16,098)
U.S. Treasury 5 Year Note	(12)	09/30/2025	1,308,000	(14,460)
U.S. Treasury Long Bonds	(7)	09/19/2025	808,281	(29,044)
U.S. Treasury Ultra Bonds	(5)	09/19/2025	595,625	(25,324)
				$ (90,956)
Net Unrealized Appreciation (Depreciation)				$ (83,362)

The accompanying notes are an integral part of these financial statements.

73

Wilshire International Equity Fund
Schedule of TOTAL RETURN SWAP CONTRACTS
June 30, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
MSCI EAFE Total Return Index	Goldman Sachs	Receive	EFFR + 0.50%	Monthly	02/27/2026	$26,276,117	$3,093,824
MSCI Emerging Markets Total Return Index	Morgan Stanley	Receive	EFFR + 0.50%	At Maturity	02/27/2026	11,324,201	1,130,643
Net Unrealized Appreciation (Depreciation)							$ 4,224,467

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2025.
EFFR - Effective Federal Funds Rate was 4.33% as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

74

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Par	Value
CORPORATE BONDS - 29.9%
Basic Materials - 1.7%
Air Products and Chemicals, Inc., 4.30%, 06/11/2028 (Callable 05/11/2028)	$86,000	$86,436
Albemarle Corp., 4.65%, 06/01/2027 (Callable 05/01/2027)	82,000	81,601
ArcelorMittal SA, 6.00%, 06/17/2034 (Callable 03/17/2034)	36,000	37,586
Aris Mining Corp., 8.00%, 10/31/2029 (Callable 10/31/2026)(a)	200,000	204,000
Braskem Netherlands Finance BV
4.50%, 01/31/2030 (Callable 10/31/2029)	200,000	154,000
5.88%, 01/31/2050(a)	200,000	126,500
CAP SA, 3.90%, 04/27/2031 (Callable 01/27/2031)(b)	200,000	161,000
Celanese US Holdings LLC
6.50%, 04/15/2030 (Callable 04/15/2027)	5,000	5,095
6.75%, 04/15/2033 (Callable 04/15/2028)(b)	5,000	5,012
Cleveland-Cliffs, Inc.
6.75%, 04/15/2030 (Callable 04/15/2026)(a)	324,000	312,255
7.38%, 05/01/2033 (Callable 05/01/2028)(a)	230,000	215,913
Corp. Nacional del Cobre de Chile
5.13%, 02/02/2033 (Callable 11/02/2032)	200,000	193,955
6.44%, 01/26/2036 (Callable 10/26/2035)(a)	200,000	209,370
CSN Resources SA, 5.88%, 04/08/2032 (Callable 04/08/2027)(b)	200,000	164,250
Ecolab, Inc., 4.30%, 06/15/2028 (Callable 05/15/2028)	74,000	74,503
EIDP, Inc., 5.13%, 05/15/2032 (Callable 04/15/2032)	46,000	46,869
Freeport-McMoRan, Inc.
5.40%, 11/14/2034 (Callable 05/14/2034)	75,000	75,943
5.45%, 03/15/2043 (Callable 09/15/2042)	400,000	378,850
Glencore Funding LLC, 5.37%, 04/04/2029 (Callable 03/04/2029)(a)	60,000	61,459
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/2029 (Callable 02/15/2029)	200,000	207,413
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/2028 (Callable 07/31/2025)(a)	30,000	30,000

		Par	Value
Newmont Corp. / Newcrest Finance Pty Ltd., 5.35%, 03/15/2034 (Callable 12/15/2033)		$34,000	$34,849
Novelis, Inc., 6.88%, 01/30/2030 (Callable 01/30/2027)(a)		10,000	10,338
Olin Corp., 6.63%, 04/01/2033 (Callable 04/01/2028)(a)		10,000	9,825
Rio Tinto Finance USA PLC
4.50%, 03/14/2028 (Callable 02/14/2028)		43,000	43,289
5.75%, 03/14/2055 (Callable 09/14/2054)		21,000	20,951
Vale Overseas Ltd., 6.40%, 06/28/2054 (Callable 12/28/2053)		31,000	30,258
WR Grace Holdings LLC, 5.63%, 08/15/2029 (Callable 07/31/2025)(a)		10,000	9,038
			2,990,558
Communications - 1.8%
Alphabet, Inc., 3.00%, 05/06/2033 (Callable 02/06/2033)	EUR	200,000	233,176
AT&T, Inc.
3.50%, 09/15/2053 (Callable 03/15/2053)		79,000	53,525
6.05%, 08/15/2056 (Callable 02/15/2056)		10,000	10,187
Bell Telephone Co. of Canada or Bell Canada, 6.88% to 09/15/2030 then 5 yr. CMT Rate + 2.39%, 09/15/2055 (Callable 06/15/2030)		17,000	17,334
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 05/01/2027 (Callable 07/31/2025)(a)		15,000	14,944
4.75%, 03/01/2030 (Callable 07/31/2025)(a)		25,000	24,062
4.75%, 02/01/2032 (Callable 02/01/2027)(a)		25,000	23,562
Charter Communications Operating LLC / Charter Communications Operating Capital
5.75%, 04/01/2048 (Callable 10/01/2047)		90,000	81,830
5.13%, 07/01/2049 (Callable 01/01/2049)		265,000	220,124
Cisco Systems, Inc., 4.55%, 02/24/2028 (Callable 01/24/2028)		97,000	98,262

The accompanying notes are an integral part of these financial statements.

75

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Communications - (Continued)
Clear Channel Outdoor Holdings, Inc., 7.50%, 06/01/2029 (Callable 07/31/2025)(a)(b)	$10,000	$9,200
CommScope LLC, 9.50%, 12/15/2031 (Callable 06/15/2026)(a)(b)	15,000	15,656
Digicel Group Holdings Ltd., 0.00%, 12/31/2030(a)(c)	131,130	2,082
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027 (Callable 07/31/2025)(a)	40,000	39,700
DISH DBS Corp.
5.75%, 12/01/2028 (Callable 12/01/2027)(a)	20,000	17,250
5.13%, 06/01/2029	5,000	3,337
EchoStar Corp., 10.75%, 11/30/2029 (Callable 11/30/2026)	10,000	10,300
Expedia Group, Inc., 3.80%, 02/15/2028 (Callable 11/15/2027)	63,000	62,062
Gray Television, Inc., 10.50%, 07/15/2029 (Callable 07/15/2026)(a)	15,000	16,050
Level 3 Financing, Inc.
4.50%, 04/01/2030 (Callable 03/22/2026)(a)	15,000	13,575
6.88%, 06/30/2033 (Callable 06/30/2028)(a)	30,000	30,525
Match Group Holdings II LLC, 4.13%, 08/01/2030 (Callable 07/31/2025)(a)	60,000	55,650
McGraw-Hill Education, Inc.
5.75%, 08/01/2028 (Callable 07/31/2025)(a)	20,000	20,050
7.38%, 09/01/2031 (Callable 09/01/2027)(a)	5,000	5,175
Meta Platforms, Inc., 5.40%, 08/15/2054 (Callable 02/15/2054)	66,000	64,267
Motorola Solutions, Inc., 5.20%, 08/15/2032 (Callable 06/15/2032)	28,000	28,414
Netflix, Inc., 5.40%, 08/15/2054 (Callable 02/15/2054)	47,000	46,011
News Corp., 3.88%, 05/15/2029 (Callable 07/11/2025)(a)	280,000	268,120
Paramount Global, 6.38% to 03/30/2027 then 5 yr. CMT Rate + 4.00%, 03/30/2062 (Callable 03/30/2027)	76,000	74,589

		Par	Value
Sirius XM Radio LLC, 4.13%, 07/01/2030 (Callable 07/31/2025)(a)		$235,000	$216,200
TELUS Corp., 7.00% to 10/15/2035 then 5 yr. CMT Rate + 2.71%, 10/15/2055 (Callable 07/15/2035)		9,000	9,079
T-Mobile USA, Inc.
2.05%, 02/15/2028 (Callable 12/15/2027)		73,000	68,878
2.88%, 02/15/2031 (Callable 02/15/2026)		50,000	45,504
3.50%, 04/15/2031 (Callable 04/15/2026)		130,000	122,071
2.70%, 03/15/2032 (Callable 12/15/2031)		70,000	61,550
5.50%, 01/15/2055 (Callable 07/15/2054)		37,000	35,074
5.25%, 06/15/2055 (Callable 12/15/2054)		24,000	21,853
5.88%, 11/15/2055 (Callable 05/15/2055)		19,000	18,942
Uber Technologies, Inc., 4.80%, 09/15/2034 (Callable 06/15/2034)		142,000	139,261
Univision Communications, Inc., 7.38%, 06/30/2030 (Callable 07/31/2025)(a)		15,000	14,662
VeriSign, Inc., 5.25%, 06/01/2032 (Callable 04/01/2032)		45,000	45,755
Videotron Ltd., 5.70%, 01/15/2035 (Callable 10/15/2034)(a)		37,000	37,264
Virgin Media Secured Finance PLC
5.50%, 05/15/2029 (Callable 07/11/2025)(a)		276,000	270,976
4.50%, 08/15/2030 (Callable 08/15/2025)(a)		100,000	92,625
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031 (Callable 01/31/2026)(a)		215,000	196,145
5.63%, 04/15/2032 (Callable 04/15/2027)(a)	EUR	150,000	180,644
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031 (Callable 10/01/2027)(a)		10,000	10,462
			3,145,964
Consumer, Cyclical - 2.7%
1011778 BC ULC / New Red Finance, Inc.
3.88%, 01/15/2028 (Callable 07/31/2025)(a)		112,000	109,060
3.50%, 02/15/2029 (Callable 07/11/2025)(a)		191,000	181,450

The accompanying notes are an integral part of these financial statements.

76

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Consumer, Cyclical - (Continued)
American Airlines, Inc., 8.50%, 05/15/2029 (Callable 11/15/2025)(a)		$15,000	$15,712
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(a)		280,000	279,300
AutoNation, Inc., 5.89%, 03/15/2035 (Callable 12/15/2034)		31,000	31,334
AutoZone, Inc., 5.13%, 06/15/2030 (Callable 05/15/2030)		34,000	34,790
Caesars Entertainment, Inc., 6.00%, 10/15/2032 (Callable 10/15/2027)(a)		35,000	34,213
Carnival Corp.
5.75%, 01/15/2030 (Callable 10/15/2029)(a)	EUR	100,000	125,251
5.88%, 06/15/2031 (Callable 03/15/2031)(a)		30,000	30,450
6.13%, 02/15/2033 (Callable 02/15/2028)(a)		13,000	13,276
Carvana Co.
9.00% (or 12.00% PIK), 12/01/2028 (Callable 07/11/2025)(a)		12,890	13,228
9.00% (or 13.00% PIK), 06/01/2030 (Callable 08/15/2025)(a)		5,000	5,250
Clarios Global LP / Clarios US Finance Co., 6.75%, 02/15/2030 (Callable 02/15/2027)(a)		40,000	41,600
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032 (Callable 05/15/2027)(a)		15,000	15,938
Dealer Tire LLC / DT Issuer LLC, 8.00%, 02/01/2028 (Callable 07/31/2025)(a)		15,000	14,325
Delta Air Lines 2020-1 Class A Pass Through Trust, 2.50%, 06/10/2028		54,821	51,844
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/2029 (Callable 07/31/2025)(a)		10,000	7,700
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/2030 (Callable 07/31/2025)(a)		10,000	9,200
Ford Motor Co., 3.25%, 02/12/2032 (Callable 11/12/2031)		770,000	648,984
Ford Motor Credit Co. LLC, 5.63%, 10/09/2028	GBP	200,000	273,848

	Par	Value
Full House Resorts, Inc., 8.25%, 02/15/2028 (Callable 07/16/2025)(a)	$15,000	$14,512
General Motors Financial Co., Inc.
4.35%, 01/17/2027 (Callable 10/17/2026)	58,000	57,653
6.50% to 09/30/2028 then 3 mo. LIBOR US + 3.44%, Perpetual (Callable 09/30/2028)(d)	52,000	51,285
5.70% to 09/30/2030 then 5 yr. CMT Rate+ 5.00%, Perpetual (Callable 09/30/2030)	84,000	83,370
Genuine Parts Co., 4.95%, 08/15/2029 (Callable 07/15/2029)	53,000	53,742
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030 (Callable 07/11/2025)	130,000	129,025
3.63%, 02/15/2032 (Callable 08/15/2026)(a)	70,000	63,088
Home Depot, Inc., 4.88%, 06/25/2027 (Callable 05/25/2027)	43,000	43,661
Honda Motor Co. Ltd., 4.44%, 07/08/2028 (Callable 06/08/2028)	82,000	82,089
Hyundai Capital America, 5.30%, 01/08/2029 (Callable 12/08/2028)(a)	61,000	61,923
JetBlue Airways Corp. / JetBlue Loyalty LP, 9.88%, 09/20/2031 (Callable 08/27/2027)(a)	165,000	160,462
Life Time, Inc., 6.00%, 11/15/2031 (Callable 11/15/2027)(a)	55,000	55,687
Light & Wonder International, Inc., 7.25%, 11/15/2029 (Callable 07/16/2025)(a)	15,000	15,450
Lowe’s Cos., Inc.
3.35%, 04/01/2027 (Callable 03/01/2027)	134,000	131,980
5.63%, 04/15/2053 (Callable 10/15/2052)	21,000	20,161
Marriott International, Inc./MD, 5.30%, 05/15/2034 (Callable 02/15/2034)	68,000	68,668
McDonald’s Corp., 5.45%, 08/14/2053 (Callable 02/14/2053)	32,000	30,766
Meritage Homes Corp., 5.65%, 03/15/2035 (Callable 12/15/2034)	21,000	20,797

The accompanying notes are an integral part of these financial statements.

77

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Consumer, Cyclical - (Continued)
Michaels Cos., Inc., 5.25%, 05/01/2028 (Callable 07/11/2025)(a)	$10,000	$8,050
NCL Corp. Ltd., 6.75%, 02/01/2032 (Callable 02/01/2028)(a)	110,000	112,338
O’Reilly Automotive, Inc., 5.00%, 08/19/2034 (Callable 05/19/2034)	35,000	34,699
QXO Building Products, Inc., 6.75%, 04/30/2032 (Callable 04/30/2028)(a)	10,000	10,288
Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp., 6.63%, 02/01/2033 (Callable 02/01/2028)(a)	45,000	45,000
Royal Caribbean Cruises Ltd.
4.25%, 07/01/2026 (Callable 01/01/2026)(a)	85,000	84,469
5.38%, 07/15/2027 (Callable 10/15/2026)(a)	90,000	90,562
6.00%, 02/01/2033 (Callable 08/01/2027)(a)	215,000	219,021
Sabre GLBL, Inc.
8.63%, 06/01/2027 (Callable 07/31/2025)(a)	3,000	3,071
10.75%, 11/15/2029 (Callable 11/15/2025)(a)	18,000	18,495
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 03/01/2030 (Callable 07/31/2025)(a)	10,000	9,600
Six Flags Entertainment Corp., 7.25%, 05/15/2031 (Callable 05/15/2026)(a)	30,000	30,825
Staples, Inc., 10.75%, 09/01/2029 (Callable 09/01/2026)(a)	15,000	14,288
Toll Brothers Finance Corp., 4.35%, 02/15/2028 (Callable 11/15/2027)	51,000	50,745
Travel + Leisure Co., 4.50%, 12/01/2029 (Callable 09/01/2029)(a)	170,000	162,987
United Airlines, Inc., 4.63%, 04/15/2029 (Callable 10/15/2028)(a)	50,000	48,539
Victra Holdings LLC / Victra Finance Corp., 8.75%, 09/15/2029 (Callable 09/15/2026)(a)(b)	25,000	26,187

		Par	Value
Voyager Parent LLC, 9.25%, 07/01/2032 (Callable 07/01/2028)(a)		$15,000	$15,581
Whirlpool Corp., 6.50%, 06/15/2033 (Callable 03/15/2033)		15,000	15,056
WMG Acquisition Corp., 3.00%, 02/15/2031 (Callable 02/15/2026)(a)(b)		150,000	136,532
Yum! Brands, Inc.
4.75%, 01/15/2030 (Callable 10/15/2029)(a)		267,000	263,329
3.63%, 03/15/2031 (Callable 12/15/2030)		325,000	299,000
4.63%, 01/31/2032 (Callable 10/01/2026)		125,000	120,313
			4,900,047
Consumer, Non-cyclical - 3.8%
AbbVie, Inc., 4.70%, 05/14/2045 (Callable 11/14/2044)		63,000	56,306
Adani International Container Terminal Pvt Ltd., 3.00%, 02/16/2031 (Callable 08/18/2030)		160,000	140,370
Adani Ports & Special Economic Zone Ltd., 3.10%, 02/02/2031		200,000	168,635
Agilent Technologies, Inc., 4.75%, 09/09/2034 (Callable 06/09/2034)		36,000	35,230
Allergan Funding SCS, 2.63%, 11/15/2028 (Callable 08/15/2028)	EUR	100,000	113,870
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (Callable 02/15/2027)(a)		40,000	41,800
Amgen, Inc.
5.15%, 03/02/2028 (Callable 02/02/2028)		140,000	142,844
5.75%, 03/02/2063 (Callable 09/02/2062)		61,000	59,116
Avery Dennison Corp., 5.75%, 03/15/2033 (Callable 12/15/2032)		16,000	16,606
BAT Capital Corp.
5.63%, 08/15/2035 (Callable 05/15/2035)		35,000	35,468
4.54%, 08/15/2047 (Callable 02/15/2047)		32,000	25,761
Bausch + Lomb Corp., 8.38%, 10/01/2028 (Callable 10/01/2025)(a)		40,000	41,700

The accompanying notes are an integral part of these financial statements.

78

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Consumer, Non-cyclical - (Continued)
Bausch Health Cos., Inc.
5.25%, 01/30/2030 (Callable 07/16/2025)(a)	$10,000	$6,300
14.00%, 10/15/2030 (Callable 10/15/2025)(a)	1,000	870
Becton Dickinson & Co., 4.69%, 02/13/2028 (Callable 01/13/2028)	86,000	86,640
Bimbo Bakeries USA, Inc., 5.38%, 01/09/2036 (Callable 10/09/2035)(a)	200,000	197,610
Biogen, Inc., 5.05%, 01/15/2031 (Callable 12/15/2030)	69,000	70,009
Bunge Ltd. Finance Corp., 4.65%, 09/17/2034 (Callable 06/17/2034)	41,000	39,735
Cardinal Health, Inc.
4.60%, 03/15/2043	35,000	30,055
4.50%, 11/15/2044 (Callable 05/15/2044)	5,000	4,199
Centene Corp.
4.63%, 12/15/2029 (Callable 07/31/2025)	45,000	43,487
3.38%, 02/15/2030 (Callable 07/16/2025)	195,000	178,274
3.00%, 10/15/2030 (Callable 07/15/2030)	210,000	185,918
2.50%, 03/01/2031 (Callable 12/01/2030)	229,000	196,659
CHS/Community Health Systems, Inc., 6.00%, 01/15/2029 (Callable 07/16/2025)(a)	25,000	23,938
Darling Ingredients, Inc., 6.00%, 06/15/2030 (Callable 07/11/2025)(a)	225,000	228,094
Dcli Bidco LLC, 7.75%, 11/15/2029 (Callable 11/15/2026)(a)	15,000	15,188
Element Fleet Management Corp., 5.04%, 03/25/2030 (Callable 02/25/2030)(a)	35,000	35,289
Elevance Health, Inc., 4.55%, 05/15/2052 (Callable 11/15/2051)	25,000	20,345
Eli Lilly & Co., 4.55%, 02/12/2028 (Callable 01/12/2028)	66,000	66,824
Flowers Foods, Inc., 5.75%, 03/15/2035 (Callable 12/15/2034)	36,000	36,839
Garda World Security Corp., 8.25%, 08/01/2032 (Callable 08/01/2027)(a)	45,000	46,012

	Par	Value
HCA, Inc.
3.50%, 09/01/2030 (Callable 03/01/2030)	$291,000	$274,611
5.60%, 04/01/2034 (Callable 01/01/2034)	285,000	291,482
Herc Holdings, Inc., 7.00%, 06/15/2030 (Callable 06/15/2027)(a)	15,000	15,656
IQVIA, Inc., 6.25%, 02/01/2029 (Callable 01/01/2029)	38,000	39,727
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
3.75%, 12/01/2031 (Callable 12/01/2026)	51,000	47,454
3.63%, 01/15/2032 (Callable 01/15/2027)	90,000	82,212
5.75%, 04/01/2033 (Callable 01/01/2033)	36,000	36,990
Johnson & Johnson, 4.55%, 03/01/2028 (Callable 02/01/2028)	63,000	64,026
JSW Infrastructure Ltd., 4.95%, 01/21/2029 (Callable 10/21/2028)	200,000	195,000
Keurig Dr Pepper, Inc., 5.20%, 03/15/2031 (Callable 01/15/2031)	61,000	62,778
Kraft Heinz Foods Co.
6.88%, 01/26/2039	90,000	99,198
7.13%, 08/01/2039(a)	95,000	106,252
4.38%, 06/01/2046 (Callable 12/01/2045)	250,000	201,355
Laboratory Corp. of America Holdings, 4.55%, 04/01/2032 (Callable 02/01/2032)	64,000	63,070
LifePoint Health, Inc., 10.00%, 06/01/2032 (Callable 06/01/2027)(a)	25,000	25,625
MARB BondCo PLC, 3.95%, 01/29/2031 (Callable 01/29/2026)(a)	200,000	177,406
Mars, Inc.
5.20%, 03/01/2035 (Callable 12/01/2034)(a)	185,000	187,068
5.70%, 05/01/2055 (Callable 11/01/2054)(a)	36,000	35,813
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/2029 (Callable 07/31/2025)(a)	10,000	9,725
Medline Borrower LP, 5.25%, 10/01/2029 (Callable 07/31/2025)(a)	30,000	29,700

The accompanying notes are an integral part of these financial statements.

79

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Consumer, Non-cyclical - (Continued)
Performance Food Group, Inc., 4.25%, 08/01/2029 (Callable 07/31/2025)(a)	$90,000	$86,512
Philip Morris International, Inc.
5.38%, 02/15/2033 (Callable 11/15/2032)	34,000	35,108
5.25%, 02/13/2034 (Callable 11/13/2033)	33,000	33,607
Post Holdings, Inc.
5.50%, 12/15/2029 (Callable 07/16/2025)(a)	85,000	84,575
4.50%, 09/15/2031 (Callable 09/15/2026)(a)	5,000	4,625
6.38%, 03/01/2033 (Callable 09/01/2027)(a)	270,000	272,700
Prumo Participacoes e Investimentos S/A, 7.50%, 12/31/2031 (Callable 07/31/2025)	140,934	142,696
Quanta Services, Inc., 5.25%, 08/09/2034 (Callable 05/09/2034)	37,000	37,291
Quest Diagnostics, Inc.
4.60%, 12/15/2027 (Callable 11/15/2027)	87,000	87,679
5.00%, 12/15/2034 (Callable 09/15/2034)	67,000	66,432
Radiology Partners, Inc., 8.50%, 07/15/2032 (Callable 07/15/2028)(a)	30,000	30,000
Rede D’or Finance Sarl, 4.95%, 01/17/2028 (Callable 10/17/2027)(a)	100,000	98,625
Rollins, Inc., 5.25%, 02/24/2035 (Callable 11/24/2034)	16,000	16,025
Royalty Pharma PLC, 5.15%, 09/02/2029 (Callable 08/02/2029)	33,000	33,632
Rutas 2 & 7 Finance Ltd., 0.00%, 09/30/2036(c)	306,667	221,567
Smith & Nephew PLC, 5.15%, 03/20/2027 (Callable 02/20/2027)	91,000	92,032
Solventum Corp., 5.45%, 02/25/2027 (Callable 01/25/2027)	90,000	91,280
Stryker Corp.
4.70%, 02/10/2028 (Callable 01/10/2028)	47,000	47,659
3.65%, 03/07/2028 (Callable 12/07/2027)	54,000	53,322

	Par	Value
Tenet Healthcare Corp., 6.13%, 06/15/2030 (Callable 07/31/2025)	$35,000	$35,613
The Campbell’s Co., 5.40%, 03/21/2034 (Callable 12/21/2033)	36,000	36,444
Triton Container International Ltd. / TAL International Container Corp., 3.25%, 03/15/2032 (Callable 12/15/2031)	36,000	31,159
United Natural Foods, Inc., 6.75%, 10/15/2028 (Callable 07/31/2025)(a)	70,000	68,950
United Rentals North America, Inc.
4.00%, 07/15/2030 (Callable 07/15/2025)	110,000	104,912
3.88%, 02/15/2031 (Callable 08/15/2025)	195,000	182,569
UnitedHealth Group, Inc., 2.95%, 10/15/2027	77,000	74,865
US Foods, Inc., 5.75%, 04/15/2033 (Callable 10/15/2027)(a)	40,000	40,000
Verisk Analytics, Inc., 5.25%, 06/05/2034 (Callable 03/05/2034)	37,000	37,703
Veritiv Operating Co., 10.50%, 11/30/2030 (Callable 11/30/2026)(a)	10,000	10,787
VT Topco, Inc., 8.50%, 08/15/2030 (Callable 08/15/2026)(a)	20,000	21,100
Wand NewCo 3, Inc., 7.63%, 01/30/2032 (Callable 01/30/2027)(a)	20,000	21,025
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/2027	95,000	95,464
5.20%, 09/15/2034 (Callable 06/15/2034)	65,000	65,042
		6,796,139
Energy - 4.3%
AI Candelaria Spain SA, 7.50%, 12/15/2028 (Callable 09/15/2028)	162,499	162,499
Aker BP ASA, 5.13%, 10/01/2034 (Callable 07/01/2034)(a)	150,000	143,667
APA Corp., 6.10%, 02/15/2035 (Callable 11/15/2034)(a)	19,000	18,553
Archrock Partners LP / Archrock Partners Finance Corp., 6.63%, 09/01/2032 (Callable 09/01/2027)(a)	30,000	30,525

The accompanying notes are an integral part of these financial statements.

80

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Energy - (Continued)
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.25%, 07/15/2032 (Callable 07/15/2027)(a)		$15,000	$15,825
Buckeye Partners LP, 6.88%, 07/01/2029 (Callable 07/01/2026)(a)		15,000	15,487
Canacol Energy Ltd., 5.75%, 11/24/2028 (Callable 07/31/2025)		200,000	71,000
Cenovus Energy, Inc.
3.50%, 02/07/2028 (Callable 12/07/2027)	CAD	100,000	73,210
6.75%, 11/15/2039		394,000	419,406
5.40%, 06/15/2047 (Callable 12/15/2046)		107,000	94,746
Cheniere Energy Partners LP, 4.00%, 03/01/2031 (Callable 03/01/2026)		390,000	370,000
Cheniere Energy, Inc., 4.63%, 10/15/2028 (Callable 07/11/2025)		62,000	61,910
Chord Energy Corp., 6.75%, 03/15/2033 (Callable 03/15/2028)(a)		25,000	25,375
Civitas Resources, Inc.
8.38%, 07/01/2028 (Callable 07/11/2025)(a)		15,000	15,300
8.75%, 07/01/2031 (Callable 07/01/2026)(a)		165,000	166,856
CNX Resources Corp., 6.00%, 01/15/2029 (Callable 07/31/2025)(a)		20,000	20,000
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/2033 (Callable 08/15/2033)(a)		115,000	120,421
Continental Resources, Inc./OK
5.75%, 01/15/2031 (Callable 07/15/2030)(a)		162,000	163,386
2.88%, 04/01/2032 (Callable 01/01/2032)(a)		376,000	315,991
Cosan Overseas Ltd., 8.25%, Perpetual (Callable 08/05/2025)		200,000	200,500
Devon Energy Corp., 5.75%, 09/15/2054 (Callable 03/15/2054)		16,000	14,349
Diamondback Energy, Inc., 5.20%, 04/18/2027 (Callable 03/18/2027)		75,000	76,027
DT Midstream, Inc., 4.13%, 06/15/2029 (Callable 07/31/2025)(a)		20,000	19,250

	Par	Value
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054 (Callable 04/15/2054)	$36,000	$34,268
Ecopetrol SA
4.63%, 11/02/2031 (Callable 08/02/2031)	50,000	42,125
5.88%, 11/02/2051 (Callable 05/02/2051)	300,000	198,000
Enbridge, Inc.
4.60%, 06/20/2028 (Callable 05/20/2028)	69,000	69,372
7.20% to 06/27/2034 then 5 yr. CMT Rate + 2.97%, 06/27/2054 (Callable 03/27/2034)	140,000	143,500
8.50% to 01/15/2034 then 5 yr. CMT Rate + 4.43%, 01/15/2084 (Callable 10/15/2033)	165,000	183,311
Energy Transfer LP
7.13% to 05/15/2030 then 5 yr. CMT Rate + 5.31%, Perpetual (Callable 05/15/2030)	345,000	351,893
8.00% to 05/15/2029 then 5 yr. CMT Rate + 4.02%, 05/15/2054 (Callable 02/15/2029)	185,000	197,239
Enterprise Products Operating LLC, 4.30%, 06/20/2028 (Callable 05/20/2028)	100,000	100,458
EQT Corp.
3.63%, 05/15/2031 (Callable 05/15/2030)(a)	350,000	324,568
5.75%, 02/01/2034 (Callable 11/01/2033)	55,000	56,785
Expand Energy Corp., 6.75%, 04/15/2029 (Callable 07/31/2025)(a)	22,000	22,299
Fermaca Enterprises S de RL de CV, 6.38%, 03/30/2038 (Callable 09/30/2037)	174,337	169,052
Florida Gas Transmission Co. LLC, 5.75%, 07/15/2035 (Callable 04/15/2035)(a)	15,000	15,303
Gulfport Energy Operating Corp., 6.75%, 09/01/2029 (Callable 09/01/2026)(a)	30,000	30,712
Harvest Midstream I LP, 7.50%, 05/15/2032 (Callable 05/15/2027)(a)	30,000	31,650
Hess Midstream Operations LP
5.88%, 03/01/2028 (Callable 03/01/2026)(a)	19,000	19,238
5.50%, 10/15/2030 (Callable 10/15/2025)(a)	38,000	38,143

The accompanying notes are an integral part of these financial statements.

81

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Energy - (Continued)
Hilcorp Energy I LP / Hilcorp Finance Co., 7.25%, 02/15/2035 (Callable 02/15/2030)(a)	$15,000	$14,569
Kinder Morgan Energy Partners LP, 6.95%, 01/15/2038	48,000	53,148
Kinder Morgan, Inc., 1.75%, 11/15/2026 (Callable 10/15/2026)	55,000	53,116
Kinetik Holdings LP, 5.88%, 06/15/2030 (Callable 07/31/2025)(a)	38,000	38,237
Kodiak Gas Services LLC, 7.25%, 02/15/2029 (Callable 02/15/2026)(a)	30,000	30,975
Long Ridge Energy LLC, 8.75%, 02/15/2032 (Callable 02/15/2028)(a)	75,000	77,437
Matador Resources Co., 6.50%, 04/15/2032 (Callable 04/15/2027)(a)	20,000	20,000
MC Brazil Downstream Trading SARL, 7.25%, 06/30/2031(a)	182,442	144,813
Nabors Industries, Inc., 9.13%, 01/31/2030 (Callable 05/31/2026)(a)	10,000	9,575
NGL Energy Operating LLC / NGL Energy Finance Corp., 8.13%, 02/15/2029 (Callable 02/15/2026)(a)	10,000	10,100
Occidental Petroleum Corp.
6.63%, 09/01/2030 (Callable 03/01/2030)	205,000	216,275
6.13%, 01/01/2031 (Callable 07/01/2030)	105,000	108,675
7.50%, 05/01/2031	70,000	77,088
6.45%, 09/15/2036	30,000	30,525
ONEOK, Inc., 5.38%, 06/01/2029 (Callable 03/01/2029)	36,000	36,897
Ovintiv, Inc.
6.50%, 08/15/2034	190,000	196,627
6.50%, 02/01/2038	160,000	161,623
Permian Resources Operating LLC
7.00%, 01/15/2032 (Callable 01/15/2027)(a)	15,000	15,506
6.25%, 02/01/2033 (Callable 08/01/2027)(a)	35,000	35,175
Petroleos Mexicanos, 6.75%, 09/21/2047	100,000	72,500
Petrorio Luxembourg Holding Sarl, 6.13%, 06/09/2026 (Callable 07/31/2025)(a)	100,000	100,518

	Par	Value
QatarEnergy, 2.25%, 07/12/2031 (Callable 04/12/2031)(a)	$235,000	$205,710
SM Energy Co., 7.00%, 08/01/2032 (Callable 08/01/2027)(a)	20,000	19,650
South Bow Canadian Infrastructure Holdings Ltd., 7.50% to 03/01/2035 then 5 yr. CMT Rate + 3.67%, 03/01/2055 (Callable 12/01/2034)(a)	90,000	92,925
Sunoco LP / Sunoco Finance Corp., 6.00%, 04/15/2027 (Callable 07/31/2025)	35,000	34,956
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.38%, 02/15/2029 (Callable 02/15/2026)(a)	15,000	15,394
Targa Resources Corp., 5.50%, 02/15/2035 (Callable 11/15/2034)	17,000	17,023
TransCanada PipeLinesLtd.
4.10%, 04/15/2030 (Callable 01/15/2030)	58,000	56,761
6.20%, 10/15/2037	95,000	99,537
7.25%, 08/15/2038	41,000	46,443
7.00% to 06/01/2030 then 5 yr. CMT Rate + 2.61%, 06/01/2065 (Callable 03/01/2030)	115,000	115,575
Transcanada Trust, 5.60% to 03/07/2032 then 5 yr. CMT Rate + 3.99%, 03/07/2082 (Callable 12/07/2031)	140,000	136,150
Transocean, Inc., 8.00%, 02/01/2027 (Callable 07/11/2025)(a)	8,000	7,880
Var Energi ASA
7.50%, 01/15/2028 (Callable 12/15/2027)(a)	100,000	105,968
6.50%, 05/22/2035 (Callable 02/22/2035)(a)	200,000	207,046
Venture Global LNG, Inc.
8.13%, 06/01/2028 (Callable 07/31/2025)(a)	10,000	10,300
9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual (Callable 09/30/2029)(a)	225,000	218,250
8.38%, 06/01/2031 (Callable 06/01/2026)(a)	10,000	10,350
9.88%, 02/01/2032 (Callable 02/01/2027)(a)	10,000	10,800
Venture Global Plaquemines LNG LLC, 6.50%, 01/15/2034 (Callable 07/15/2033)(a)	15,000	15,000

The accompanying notes are an integral part of these financial statements.

82

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Energy - (Continued)
Vital Energy, Inc., 7.88%, 04/15/2032 (Callable 04/15/2027)(a)(b)	$15,000	$12,825
Weatherford International Ltd., 8.63%, 04/30/2030 (Callable 07/31/2025)(a)	10,000	10,262
Western Midstream Operating LP, 4.05%, 02/01/2030 (Callable 11/01/2029)(f)	70,000	67,277
Williams Cos., Inc., 5.30%, 09/30/2035 (Callable 06/30/2035)	136,000	135,016
		7,796,676
Financial - 7.0%
Acrisure LLC / Acrisure Finance, Inc., 6.75%, 07/01/2032 (Callable 07/01/2028)(a)	25,000	25,344
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.95% to 03/10/2030 then 5 yr. CMT Rate + 2.72%, 03/10/2055 (Callable 12/10/2029)	220,000	227,847
6.50% to 01/31/2031 then 5 yr. CMT Rate + 2.44%, 01/31/2056 (Callable 10/31/2030)	150,000	148,690
Agree LP, 5.63%, 06/15/2034 (Callable 03/15/2034)	47,000	48,135
Air Lease Corp., 4.13% to 12/15/2026 then 5 yr. CMT Rate + 3.15%, Perpetual (Callable 12/15/2026)	130,000	125,775
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.75%, 10/15/2027 (Callable 07/31/2025)(a)	25,000	24,875
6.50%, 10/01/2031 (Callable 10/01/2027)(a)	15,000	15,244
American Express Co.
5.39% to 07/28/2026 then SOFR + 0.97%, 07/28/2027 (Callable 07/28/2026)	64,000	64,628
5.02% to 04/25/2030 then SOFR + 1.44%, 04/25/2031 (Callable 04/25/2030)	77,000	78,547
American Homes 4 Rent LP, 5.50%, 02/01/2034 (Callable 11/01/2033)	49,000	49,685

		Par	Value
American International Group, Inc., 5.45%, 05/07/2035 (Callable 02/07/2035)		$14,000	$14,307
American National Group, Inc.
5.75%, 10/01/2029 (Callable 09/01/2029)		30,000	30,617
6.00%, 07/15/2035 (Callable 04/15/2035)		33,000	33,029
American Tower Corp.
3.65%, 03/15/2027 (Callable 02/15/2027)		69,000	68,124
5.25%, 07/15/2028 (Callable 06/15/2028)		24,000	24,603
4.63%, 05/16/2031 (Callable 02/16/2031)	EUR	100,000	125,666
5.55%, 07/15/2033 (Callable 04/15/2033)		65,000	66,893
3.70%, 10/15/2049 (Callable 04/15/2049)		25,000	18,230
Americold Realty Operating Partnership LP, 5.60%, 05/15/2032 (Callable 03/15/2032)		15,000	15,073
Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp., 7.00%, 04/15/2030 (Callable 07/16/2025)(a)		15,000	13,987
Aon North America, Inc., 5.13%, 03/01/2027 (Callable 02/01/2027)		67,000	67,750
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Investor 2 LLC, 7.88%, 11/01/2029 (Callable 11/01/2026)(a)		10,000	10,175
Arthur J Gallagher & Co.
4.85%, 12/15/2029 (Callable 11/15/2029)		20,000	20,277
5.15%, 02/15/2035 (Callable 11/15/2034)		43,000	42,999
Aspen Insurance Holdings Ltd., 5.75%, 07/01/2030 (Callable 06/01/2030)		29,000	29,397
Athene Global Funding, 4.72%, 10/08/2029(a)		62,000	61,777
Athene Holding Ltd., 6.63% to 10/15/2034 then 5 yr. CMT Rate + 2.61%, 10/15/2054 (Callable 07/15/2034)		52,000	51,183
Aviation Capital Group LLC, 5.38%, 07/15/2029 (Callable 06/15/2029)(a)		47,000	47,893

The accompanying notes are an integral part of these financial statements.

83

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financial - (Continued)
AvolonHoldings Funding Ltd.
2.53%, 11/18/2027 (Callable 10/18/2027)(a)	$69,000	$65,491
5.75%, 03/01/2029 (Callable 02/01/2029)(a)	91,000	93,465
AzorraFinance Ltd.
7.75%, 04/15/2030 (Callable 10/15/2026)(a)	15,000	15,581
7.25%, 01/15/2031 (Callable 07/15/2027)(a)	25,000	25,469
Banco de Bogota SA, 6.25%, 05/12/2026	200,000	200,528
Banco de Credito del Peru SA
3.13% to 07/01/2025 then 5 yr. CMT Rate + 3.00%, 07/01/2030 (Callable 07/01/2025)	100,000	99,750
3.25% to 09/30/2026 then 5 yr. CMT Rate + 2.45%, 09/30/2031 (Callable 09/30/2026)	140,000	135,653
Banco do Brasil SA/Cayman, 8.75% to 04/15/2034 then 10 yr. CMT Rate + 4.40%, Perpetual (Callable 10/15/2025)	200,000	201,750
Banco Industrial SA/Guatemala, 4.88% to 01/29/2026 then 5 yr. CMT Rate + 4.44%, 01/29/2031 (Callable 01/29/2026)	150,000	149,625
Banco Internacional del Peru SAA Interbank
4.00% to 07/08/2025 then 5 yr. CMT Rate + 3.71%, 07/08/2030 (Callable 07/08/2025)	200,000	199,209
6.40% to 04/30/2030 then 5 yr. CMT Rate + 2.07%, 04/30/2035 (Callable 04/30/2030)(a)	150,000	153,225
Banco Mercantil del Norte SA/Grand Cayman, 8.38% to 05/20/2031 then 5 yr. CMT Rate + 4.07%, Perpetual (Callable 05/20/2031)(a)	200,000	201,750
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/2026	200,000	197,750
Bank of America Corp.
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)	46,000	44,723

		Par	Value
2.55% to 02/04/2027 then SOFR + 1.05%, 02/04/2028 (Callable 02/04/2027)		$74,000	$71,964
3.71% to 04/24/2027 then 3 mo. Term SOFR + 1.77%, 04/24/2028 (Callable 04/24/2027)		79,000	78,090
6.63% to 05/01/2030 then 5 yr. CMT Rate + 2.68%, Perpetual (Callable 05/01/2030)		303,000	313,605
5.47% to 01/23/2034 then SOFR + 1.65%, 01/23/2035 (Callable 01/23/2034)		26,000	26,688
5.74% to 02/12/2035 then SOFR + 1.70%, 02/12/2036 (Callable 02/12/2035)		32,000	32,412
Bank of Montreal
7.33% to 11/26/2027 then Government of Canada 5 Year Bond Yield + 4.10%, 11/26/2082 (Callable 11/26/2027)	CAD	270,000	208,432
7.30% to 11/26/2034 then 5 yr. CMT Rate + 3.01%, 11/26/2084 (Callable 11/26/2034)		270,000	274,967
Bank of New York Mellon Corp.
4.44% to 06/09/2027 then SOFR + 0.68%, 06/09/2028 (Callable 06/09/2027)		56,000	56,326
5.06% to 07/22/2031 then SOFR + 1.23%, 07/22/2032 (Callable 07/22/2031)		54,000	55,176
Bank of Nova Scotia, 8.63% to 10/27/2027 then 5 yr. CMT Rate + 4.39%, 10/27/2082 (Callable 10/27/2027)		200,000	212,206
Barclays PLC, 7.63% to 09/15/2035 then USISSO05 + 3.69%, Perpetual (Callable 03/15/2035)		200,000	201,250
Berkshire Hathaway Finance Corp., 2.38%, 06/19/2039 (Callable 03/19/2039)	GBP	120,000	114,080
BNG Bank NV, 3.30%, 07/17/2028	AUD	210,000	136,619
Brookfield Finance, Inc., 5.81%, 03/03/2055 (Callable 09/03/2054)		36,000	35,040
Brown & Brown, Inc.
4.70%, 06/23/2028 (Callable 05/23/2028)		73,000	73,636
6.25%, 06/23/2055 (Callable 12/12/2054)		14,000	14,446

The accompanying notes are an integral part of these financial statements.

84

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financial - (Continued)
Canadian Imperial Bank of Commerce, 5.25% to 01/13/2030 then SOFR + 1.11%, 01/13/2031 (Callable 01/13/2030)	$36,000	$36,796
Capital One Financial Corp., 1.88% to 11/02/2026 then SOFR + 0.86%, 11/02/2027 (Callable 11/02/2026)	50,000	48,332
Citigroup, Inc.
4.95% to 05/07/2030 then SOFR + 1.46%, 05/07/2031 (Callable 05/07/2030)	30,000	30,272
3.06% to 01/25/2032 then SOFR + 1.35%, 01/25/2033 (Callable 01/25/2032)	67,000	59,919
Comerica, Inc., 5.98% to 01/30/2029 then SOFR + 2.16%, 01/30/2030 (Callable 01/30/2029)	17,000	17,418
ConnectOne Bancorp, Inc., 8.13% to 06/01/2030 then 3 mo. Term SOFR + 4.42%, 06/01/2035 (Callable 06/01/2030)	110,000	110,202
Corebridge Financial, Inc., 3.65%, 04/05/2027 (Callable 03/05/2027)	45,000	44,384
Equinix, Inc.
3.90%, 04/15/2032 (Callable 01/15/2032)	37,000	35,036
2.95%, 09/15/2051 (Callable 03/15/2051)	56,000	34,066
Extra Space Storage LP, 5.40%, 06/15/2035 (Callable 03/15/2035)	36,000	36,050
First Citizens BancShares, Inc./NC, 6.25% to 03/12/2035 then 5 yr. CMT Rate + 1.97%, 03/12/2040 (Callable 12/12/2034)	170,000	169,153
First Horizon Corp., 5.51% to 03/07/2030 then SOFR + 1.77%, 03/07/2031 (Callable 03/07/2030)	205,000	208,213
First Industrial LP, 5.25%, 01/15/2031 (Callable 12/15/2030)	44,000	44,531
First Interstate BancSystem, Inc., 7.63% to 06/15/2030 then 3 mo. Term SOFR + 3.98%, 06/15/2035 (Callable 06/15/2030)	70,000	71,714

	Par	Value
Five Star Bancorp, 6.00% to 09/01/2027 then SOFR + 3.29%, 09/01/2032 (Callable 08/18/2027)(a)	$50,000	$48,754
GGAM Finance Ltd., 6.88%, 04/15/2029 (Callable 04/15/2026)(a)	30,000	30,900
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027 (Callable 03/01/2026)(a)	65,000	66,544
Guardian Life Global Funding, 4.80%, 04/28/2030(a)	30,000	30,533
Host Hotels & Resorts LP
3.38%, 12/15/2029 (Callable 09/15/2029)	45,000	42,449
3.50%, 09/15/2030 (Callable 06/15/2030)	30,000	27,877
HSBC Holdings PLC
5.96% (SOFR + 1.57%), 05/13/2031 (Callable 05/13/2030)	235,000	236,233
6.95% to 02/27/2032 then 5 yr. CMT Rate + 2.64%, Perpetual (Callable 08/27/2031)	200,000	200,500
HUB International Ltd., 7.25%, 06/15/2030 (Callable 06/15/2026)(a)	15,000	15,675
Huntington Bancshares, Inc./OH
5.27% to 01/15/2030 then SOFR + 1.28%, 01/15/2031 (Callable 01/15/2030)	20,000	20,497
5.71% to 02/02/2034 then SOFR + 1.87%, 02/02/2035 (Callable 02/02/2034)	19,000	19,324
Independent Bank Group, Inc., 8.38% to 08/15/2029 then 3 mo. Term SOFR + 4.61%, 08/15/2034 (Callable 08/15/2029)	70,000	71,887
InRetail Shopping Malls, 5.75%, 04/03/2028 (Callable 07/11/2025)	100,000	100,000
Iron Mountain, Inc., 6.25%, 01/15/2033 (Callable 12/06/2027)(a)	5,000	5,144
JPMorgan Chase & Co.
6.07% (SOFR + 1.33%), 10/22/2027 (Callable 10/22/2026)	92,000	94,000
4.51% (SOFR + 0.86%), 10/22/2028 (Callable 10/22/2027)	88,000	88,149

The accompanying notes are an integral part of these financial statements.

85

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financial - (Continued)
5.14% to 01/24/2030 then SOFR + 1.01%, 01/24/2031 (Callable 01/24/2030)	$31,000	$31,739
5.10% to 04/22/2030 then SOFR + 1.44%, 04/22/2031 (Callable 04/22/2030)	69,000	70,718
Lineage OP LP, 5.25%, 07/15/2030 (Callable 06/15/2030)(a)	34,000	34,128
Macquarie AirfinanceHoldings Ltd.
5.20%, 03/27/2028 (Callable 02/27/2028)(a)	37,000	37,372
5.15%, 03/17/2030 (Callable 02/17/2030)(a)	37,000	36,880
6.50%, 03/26/2031 (Callable 01/26/2031)(a)	4,000	4,223
Marsh & McLennan Cos., Inc., 4.55%, 11/08/2027 (Callable 10/08/2027)	70,000	70,505
MetLife, Inc., 6.35% to 03/15/2035 then 5 yr. CMT Rate + 2.08%, 03/15/2055 (Callable 03/15/2035)	30,000	30,859
Morgan Stanley
1.51% to 07/20/2026 then SOFR + 0.86%, 07/20/2027 (Callable 07/20/2026)	62,000	60,105
5.95% to 01/19/2033 then 5 yr. CMT Rate + 2.43%, 01/19/2038 (Callable 01/19/2033)	18,000	18,471
5.94% to 02/07/2034 then 5 yr. CMT Rate + 1.80%, 02/07/2039 (Callable 02/07/2034)	35,000	35,867
Omega Healthcare Investors, Inc., 4.75%, 01/15/2028 (Callable 10/15/2027)	35,000	35,092
OneMainFinance Corp.
7.50%, 05/15/2031 (Callable 05/15/2027)	35,000	36,400
7.13%, 09/15/2032 (Callable 06/15/2028)	10,000	10,312
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (Callable 06/01/2027)(a)	25,000	25,969
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 7.00%, 02/01/2030 (Callable 08/01/2026)(a)	50,000	51,500

		Par	Value
PennyMac Financial Services, Inc.
7.88%, 12/15/2029 (Callable 12/15/2026)(a)		$20,000	$21,175
6.88%, 05/15/2032 (Callable 05/15/2028)(a)		30,000	30,562
Phillips Edison Grocery Center Operating Partnership I LP, 5.25%, 08/15/2032 (Callable 06/15/2032)		38,000	38,402
Popular, Inc., 7.25%, 03/13/2028 (Callable 02/13/2028)		140,000	148,604
Provident Financial Services, Inc., 9.00% to 05/15/2029 then 3 mo. Term SOFR + 4.77%, 05/15/2034 (Callable 05/15/2029)		110,000	112,373
Prudential Financial, Inc., 5.20%, 03/14/2035 (Callable 12/14/2034)		44,000	44,261
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 06/15/2033 (Callable 06/15/2028)(a)		25,000	25,656
Rocket Cos., Inc.
6.13%, 08/01/2030 (Callable 08/01/2027)(a)		15,000	15,244
6.38%, 08/01/2033 (Callable 08/01/2028)(a)		15,000	15,319
Royal Bank of Canada
4.20% to 02/24/2027 then Government of Canada 5 Year Bond Yield + 2.71%, Perpetual (Callable 02/24/2027)	CAD	400,000	264,621
4.72% to 03/27/2027 then SOFR + 0.81%, 03/27/2028 (Callable 03/27/2027)		50,000	50,313
4.52% to 10/18/2027 then SOFR + 0.86%, 10/18/2028 (Callable 10/18/2027)		113,000	113,323
7.50% to 05/02/2029 then 5 yr. CMT Rate + 2.89%, 05/02/2084 (Callable 05/02/2029)		315,000	326,802
6.35% to 11/24/2034 then 5 yr. CMT Rate + 2.26%, 11/24/2084 (Callable 11/24/2034)		200,000	188,250
Santander Holdings USA, Inc., 5.47% to 03/20/2028 then SOFR + 1.61%, 03/20/2029 (Callable 03/20/2028)		23,000	23,389

The accompanying notes are an integral part of these financial statements.

86

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Financial - (Continued)
SBA Communications Corp.
3.88%, 02/15/2027 (Callable 07/11/2025)		$220,000	$216,700
3.13%, 02/01/2029 (Callable 07/31/2025)		170,000	160,561
Societe Generale SA, 8.13% to 05/21/2030 then 5 yr. CMT Rate + 3.79%, Perpetual (Callable 11/21/2029)(a)		200,000	203,250
State Street Corp., 4.54% (SOFR + 0.95%), 04/24/2028 (Callable 04/24/2027)		29,000	29,218
Sun Communities Operating LP, 2.70%, 07/15/2031 (Callable 04/15/2031)		43,000	38,015
SURA Asset Management SA, 6.35%, 05/13/2032 (Callable 03/13/2032)(a)		200,000	210,750
Toronto-Dominion Bank
2.67%, 09/09/2025	CAD	214,000	157,075
4.98%, 04/05/2027		73,000	73,885
8.13% to 10/31/2027 then 5 yr. CMT Rate + 4.08%, 10/31/2082 (Callable 10/31/2027)		205,000	214,990
Truist Financial Corp., 5.15% to 08/05/2031 then SOFR + 1.57%, 08/05/2032 (Callable 08/05/2031)		64,000	65,072
UBS Group AG
7.00% to 08/10/2030 then USISSO05 + 3.08%, Perpetual (Callable 02/10/2030)(a)		400,000	397,500
7.13% to 02/10/2035 then USISSO05 + 3.18%, Perpetual (Callable 08/10/2034)(a)		200,000	198,750
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 8.63%, 06/15/2032 (Callable 06/15/2028)(a)		15,000	15,169
US Bancorp, 3.70% to 01/15/2027 then 5 yr. CMT Rate + 2.54%, Perpetual (Callable 01/15/2027)		120,000	114,750
VICI Properties LP
5.13%, 05/15/2032 (Callable 02/15/2032)		145,000	144,154
5.63%, 04/01/2035 (Callable 01/01/2035)		150,000	150,827

		Par	Value
VICI Properties LP / VICI Note Co., Inc.
4.63%, 12/01/2029 (Callable 07/11/2025)(a)		$174,000	$170,283
4.13%, 08/15/2030 (Callable 07/31/2025)(a)		165,000	157,935
Webster Financial Corp., 3.88% to 11/01/2025 then 3 mo. Term SOFR + 3.69%, 11/01/2030 (Callable 11/01/2025)		125,000	122,676
Wells Fargo & Co.
3.58% to 05/22/2027 then 3 mo. Term SOFR + 1.57%, 05/22/2028 (Callable 05/22/2027)		78,000	76,760
5.15% to 04/23/2030 then SOFR + 1.50%, 04/23/2031 (Callable 04/23/2030)		103,000	105,291
3.90% to 07/22/2031 then 3 mo. EURIBOR + 1.22%, 07/22/2032 (Callable 07/22/2031)	EUR	100,000	121,182
Western Alliance Bancorp, 3.00% to 06/15/2026 then 3 mo. Term SOFR + 2.25%, 06/15/2031 (Callable 06/15/2026)		220,000	203,016
			12,640,451
Government - 1.6%
Asian Development Bank, 3.63%, 01/22/2029	NOK	1,000,000	98,427
Asian Infrastructure Investment Bank
0.20%, 12/15/2025	GBP	100,000	134,733
7.00%, 03/01/2029	INR	14,400,000	170,160
European Bank for Reconstruction & Development
5.00%, 01/15/2026	INR	11,700,000	135,127
6.30%, 10/26/2027	INR	11,300,000	131,323
European Investment Bank, 1.25%, 02/17/2027	NOK	330,000	31,430
Indonesia Government International Bond, 1.10%, 03/12/2033	EUR	100,000	98,400
Inter-American Development Bank
2.75%, 10/30/2025	AUD	75,000	49,195
2.70%, 01/29/2026	AUD	10,000	6,544
7.00%, 01/25/2029	INR	11,000,000	130,062
International Bank for Reconstruction & Development
1.25%, 03/16/2026	NOK	620,000	60,281
1.20%, 08/08/2034	EUR	260,000	264,380

The accompanying notes are an integral part of these financial statements.

87

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Government - (Continued)
International Development Association, 1.75%, 02/17/2027	NOK	540,000	$51,783
International Finance Corp., 0.38%, 09/10/2025	NZD	165,000	99,996
Kommunalbanken AS, 4.25%, 07/16/2025	AUD	84,000	55,289
New Zealand Local Government Funding Agency Bond, 4.70%, 08/01/2028	AUD	95,000	64,132
Peru Government Bond, 6.85%, 08/12/2035(a)	PEN	2,375,000	693,547
Philippine Government International Bond
0.88%, 05/17/2027	EUR	185,000	211,754
6.25%, 01/14/2036	PHP	5,000,000	86,546
Province of Ontario Canada, 3.10%, 01/31/2034	EUR	100,000	117,560
Treasury Corp. of Victoria, 4.25%, 12/20/2032	AUD	205,000	133,214
			2,823,883
Industrial - 2.6%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029 (Callable 03/15/2026)(a)		20,000	20,650
AGCO Corp., 5.45%, 03/21/2027 (Callable 02/21/2027)		48,000	48,670
Amphenol Corp.
4.38%, 06/12/2028 (Callable 05/12/2028)		55,000	55,394
5.38%, 11/15/2054 (Callable 05/15/2054)		31,000	30,322
Amrize Finance US LLC, 4.95%, 04/07/2030 (Callable 03/07/2030)(a)		15,000	15,202
Arrow Electronics, Inc., 5.88%, 04/10/2034 (Callable 01/10/2034)		36,000	37,109
Avnet, Inc., 6.25%, 03/15/2028 (Callable 02/15/2028)		53,000	55,002
Ball Corp.
6.88%, 03/15/2028 (Callable 07/16/2025)		175,000	178,719
2.88%, 08/15/2030 (Callable 05/15/2030)		275,000	247,844
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/2034(c)		221,979	175,364
Boeing Co.
5.15%, 05/01/2030 (Callable 02/01/2030)		170,000	172,946
5.81%, 05/01/2050 (Callable 11/01/2049)		145,000	139,264

		Par	Value
Builders FirstSource, Inc.
6.38%, 03/01/2034 (Callable 03/01/2029)(a)		$35,000	$35,569
6.75%, 05/15/2035 (Callable 05/15/2030)(a)		15,000	15,394
Burlington Northern Santa Fe LLC, 5.50%, 03/15/2055 (Callable 09/15/2054)		34,000	33,532
Caterpillar Financial Services Corp., 4.40%, 03/03/2028		56,000	56,411
CCL Industries, Inc., 3.05%, 06/01/2030 (Callable 03/01/2030)(a)		37,000	34,254
Cellnex Finance Co. SA, 2.00%, 09/15/2032 (Callable 06/15/2032)	EUR	100,000	105,825
Cemex SAB de CV, 5.13% to 09/08/2026 then 5 yr. CMT Rate + 4.53%, Perpetual (Callable 06/08/2026)		200,000	197,750
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032 (Callable 04/15/2028)(a)		5,000	5,106
Cornerstone Building Brands, Inc., 9.50%, 08/15/2029 (Callable 08/15/2026)(a)		20,000	18,325
CSX Corp.
5.05%, 06/15/2035 (Callable 03/15/2035)		7,000	7,035
3.80%, 11/01/2046 (Callable 05/01/2046)		74,000	57,485
EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 6.63%, 12/15/2030 (Callable 06/15/2026)(a)		30,000	30,637
Fortress Transportation and Infrastructure Investors LLC, 5.88%, 04/15/2033 (Callable 10/15/2027)(a)		10,000	9,850
GATX Corp.
5.40%, 03/15/2027 (Callable 02/15/2027)		59,000	59,773
5.50%, 06/15/2035 (Callable 03/15/2035)		21,000	21,208
Genesee & Wyoming, Inc., 6.25%, 04/15/2032 (Callable 04/15/2027)(a)		35,000	35,700
Goat Holdco LLC, 6.75%, 02/01/2032 (Callable 02/01/2028)(a)		20,000	20,325
Griffon Corp., 5.75%, 03/01/2028 (Callable 07/31/2025)		30,000	29,888
Hexcel Corp., 5.88%, 02/26/2035 (Callable 11/26/2034)		22,000	22,243

The accompanying notes are an integral part of these financial statements.

88

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SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrial - (Continued)
Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC, 9.00%, 02/15/2029 (Callable 02/15/2026)(a)	$45,000	$46,800
Ingersoll Rand, Inc., 5.20%, 06/15/2027 (Callable 05/15/2027)	47,000	47,696
John Deere Capital Corp., 4.25%, 06/05/2028	69,000	69,339
L3Harris Technologies, Inc., 4.40%, 06/15/2028 (Callable 03/15/2028)	69,000	68,993
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/2034	159,064	161,221
Madison IAQ LLC, 5.88%, 06/30/2029 (Callable 07/31/2025)(a)	15,000	14,738
MasTec, Inc., 5.90%, 06/15/2029 (Callable 05/15/2029)	37,000	38,326
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 04/01/2032 (Callable 04/01/2027)(a)	30,000	30,675
Molex Electronic Technologies LLC, 5.25%, 04/30/2032 (Callable 02/29/2032)(a)	34,000	34,440
Norfolk Southern Corp., 5.10%, 05/01/2035 (Callable 02/01/2035)	14,000	14,053
Northrop Grumman Corp., 5.20%, 06/01/2054 (Callable 12/01/2053)	61,000	56,675
Owens Corning, 5.70%, 06/15/2034 (Callable 03/15/2034)	32,000	33,159
Penske Truck Leasing Co. Lp/ PTL Finance Corp.
5.35%, 03/30/2029 (Callable 02/28/2029)(a)	76,000	77,869
5.25%, 02/01/2030 (Callable 01/01/2030)(a)	66,000	67,392
QuikreteHoldings, Inc.
6.38%, 03/01/2032 (Callable 03/01/2028)(a)	60,000	61,500
6.75%, 03/01/2033 (Callable 03/01/2028)(a)	85,000	87,656
Regal Rexnord Corp., 6.05%, 04/15/2028 (Callable 03/15/2028)	63,000	64,855
Republic Services, Inc., 5.15%, 03/15/2035 (Callable 12/15/2034)	69,000	70,263

	Par	Value
Ryder System, Inc., 5.25%, 06/01/2028 (Callable 05/01/2028)	$70,000	$71,826
Sealed Air Corp., 5.00%, 04/15/2029 (Callable 07/31/2025)(a)	65,000	64,269
Sealed Air Corp./Sealed Air Corp. US, 7.25%, 02/15/2031 (Callable 11/15/2026)(a)	20,000	21,050
Simpar Europe SA, 5.20%, 01/26/2031 (Callable 01/26/2026)	200,000	162,000
Sonoco Products Co., 4.60%, 09/01/2029 (Callable 08/01/2029)	34,000	33,924
Standard Building Solutions, Inc., 6.50%, 08/15/2032 (Callable 08/15/2027)(a)	15,000	15,356
Stanley Black & Decker, Inc., 6.71% to 03/15/2030 then 5 yr. CMT Rate + 2.66%, 03/15/2060 (Callable 03/15/2030)	355,000	344,265
Star Leasing Co. LLC, 7.63%, 02/15/2030 (Callable 02/15/2027)(a)	20,000	19,775
TransDigm, Inc.
7.13%, 12/01/2031 (Callable 12/01/2026)(a)	290,000	303,050
6.38%, 05/31/2033 (Callable 05/31/2028)(a)	30,000	30,037
Trident TPI Holdings, Inc., 12.75%, 12/31/2028 (Callable 12/31/2025)(a)	30,000	31,800
Waste Connections, Inc., 5.25%, 09/01/2035 (Callable 06/01/2035)	28,000	28,620
Waste Management, Inc., 4.95%, 07/03/2027 (Callable 06/03/2027)	85,000	86,383
Watco Cos. LLC / Watco Finance Corp., 7.13%, 08/01/2032 (Callable 08/01/2027)(a)	15,000	15,600
WESCO Distribution, Inc., 6.38%, 03/15/2033 (Callable 03/15/2028)(a)	55,000	56,650
Westinghouse Air Brake Technologies Corp., 4.90%, 05/29/2030 (Callable 04/29/2030)	69,000	69,970
XPO, Inc., 7.13%, 06/01/2031 (Callable 06/01/2026)(a)	30,000	31,275
Yinson Bergenia Production BV, 8.50%, 01/31/2045 (Callable 01/31/2043)(a)	200,000	202,180
		4,606,476

The accompanying notes are an integral part of these financial statements.

89

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SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Technology - 1.3%
Accenture Capital, Inc., 3.90%, 10/04/2027 (Callable 09/04/2027)	$25,000	$24,930
Advanced Micro Devices, Inc., 4.32%, 03/24/2028 (Callable 02/24/2028)	37,000	37,282
Amentum Holdings, Inc., 7.25%, 08/01/2032 (Callable 08/01/2027)(a)	15,000	15,375
Analog Devices, Inc., 4.25%, 06/15/2028 (Callable 05/15/2028)	83,000	83,303
AppLovin Corp., 5.38%, 12/01/2031 (Callable 10/01/2031)	32,000	32,474
AthenaHealth Group, Inc., 6.50%, 02/15/2030 (Callable 07/31/2025)(a)	20,000	19,650
Atlassian Corp., 5.25%, 05/15/2029 (Callable 04/15/2029)	21,000	21,544
Broadcom, Inc.
4.15%, 02/15/2028 (Callable 01/15/2028)	76,000	75,764
4.80%, 04/15/2028 (Callable 03/15/2028)	97,000	98,411
3.50%, 02/15/2041 (Callable 08/15/2040)(a)	78,000	61,230
CACI International, Inc., 6.38%, 06/15/2033 (Callable 06/15/2028)(a)	95,000	97,850
Cadence Design Systems, Inc., 4.20%, 09/10/2027	121,000	121,043
CDW LLC / CDW Finance Corp., 3.57%, 12/01/2031 (Callable 09/01/2031)	20,000	18,370
Cloud Software Group, Inc., 6.50%, 03/31/2029 (Callable 09/30/2025)(a)	10,000	10,050
CoreWeave, Inc., 9.25%, 06/01/2030 (Callable 06/01/2027)(a)	265,000	270,962
Dell International LLC / EMC Corp., 8.35%, 07/15/2046 (Callable 01/15/2046)	110,000	139,725
Dell, Inc., 6.50%, 04/15/2038	17,000	18,027
Ellucian Holdings, Inc., 6.50%, 12/01/2029 (Callable 12/01/2026)(a)	15,000	15,300
Fiserv, Inc.
5.15%, 03/15/2027 (Callable 02/15/2027)	55,000	55,723
5.45%, 03/15/2034 (Callable 12/15/2033)	61,000	62,345

	Par	Value
Gartner, Inc., 3.75%, 10/01/2030 (Callable 10/01/2025)(a)	$90,000	$84,237
Hewlett Packard Enterprise Co., 5.00%, 10/15/2034 (Callable 07/15/2034)	77,000	74,707
Kyndryl Holdings, Inc., 4.10%, 10/15/2041 (Callable 04/15/2041)	84,000	66,464
Marvell Technology, Inc., 5.95%, 09/15/2033 (Callable 06/15/2033)	64,000	67,475
MSCI, Inc.
3.63%, 09/01/2030 (Callable 07/31/2025)(a)	250,000	234,626
3.88%, 02/15/2031 (Callable 07/31/2025)(a)	105,000	98,960
3.63%, 11/01/2031 (Callable 11/01/2026)(a)	161,000	147,676
NetApp, Inc., 5.50%, 03/17/2032 (Callable 01/17/2032)	16,000	16,469
Oracle Corp.
3.80%, 11/15/2037 (Callable 05/15/2037)	21,000	17,949
5.38%, 09/27/2054 (Callable 03/27/2054)	37,000	33,572
Paychex, Inc., 5.35%, 04/15/2032 (Callable 02/15/2032)	68,000	69,762
Qorvo, Inc., 3.38%, 04/01/2031 (Callable 04/01/2026)(a)	32,000	28,880
Synopsys, Inc., 4.65%, 04/01/2028 (Callable 03/01/2028)	34,000	34,335
UKG, Inc., 6.88%, 02/01/2031 (Callable 02/01/2027)(a)	40,000	41,350
VMware LLC, 3.90%, 08/21/2027 (Callable 05/21/2027)	66,000	65,407
Workday, Inc., 3.80%, 04/01/2032 (Callable 01/01/2032)	36,000	33,821
		2,395,048
Utilities - 3.1%
Adani Electricity Mumbai Ltd., 3.87%, 07/22/2031 (Callable 01/22/2031)	200,000	170,389
Adani Transmission Step-One Ltd., 4.25%, 05/21/2036	139,000	117,391
AEP Texas, Inc., 5.45%, 05/15/2029 (Callable 04/15/2029)	20,000	20,623
AES Corp.
5.45%, 06/01/2028 (Callable 05/01/2028)	56,000	57,108

The accompanying notes are an integral part of these financial statements.

90

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Utilities - (Continued)
7.60% to 01/15/2030 then 5 yr. CMT Rate + 3.20%, 01/15/2055 (Callable 10/15/2029)	$530,000	$544,575
Alabama Power Co., 3.75%, 09/01/2027 (Callable 08/01/2027)	98,000	97,389
Ameren Illinois Co., 3.80%, 05/15/2028 (Callable 02/15/2028)	120,000	119,115
American Electric Power Co., Inc., 6.95% to 12/15/2034 then 5 yr. CMT Rate + 2.68%, 12/15/2054 (Callable 09/15/2034)	260,000	270,376
Arizona Public Service Co., 5.70%, 08/15/2034 (Callable 05/15/2034)	32,000	32,933
Black Hills Corp., 6.00%, 01/15/2035 (Callable 10/15/2034)	61,000	63,092
Capital Power US Holdings, Inc., 5.26%, 06/01/2028 (Callable 05/01/2028)(a)	61,000	61,763
Chile Electricity Lux MPC Sarl, 6.01%, 01/20/2033	186,000	193,008
Chile Electricity PEC SpA, 0.00%, 01/25/2028(a)(c)	194,834	170,846
CMS Energy Corp., 6.50% to 06/01/2035 then 5 yr. CMT Rate + 1.96%, 06/01/2055 (Callable 03/01/2035)	65,000	65,162
Comision Federal de Electricidad, 6.45%, 01/24/2035 (Callable 10/24/2034)(a)	200,000	196,997
Commonwealth Edison Co., 5.95%, 06/01/2055 (Callable 12/01/2054)	69,000	71,436
Consumers Energy Co., 4.50%, 01/15/2031 (Callable 11/15/2030)	20,000	20,060
Dominion Energy, Inc.
7.00% to 06/01/2034 then 5 yr. CMT Rate + 2.51%, 06/01/2054 (Callable 03/03/2034)	155,000	165,462
6.88% to 02/01/2030 then 5 yr. CMT Rate + 2.39%, 02/01/2055 (Callable 11/03/2029)	125,000	131,250
6.63% to 05/15/2035 then 5 yr. CMT Rate + 2.21%, 05/15/2055 (Callable 02/15/2035)	140,000	142,450

		Par	Value
DTE Energy Co., 5.85%, 06/01/2034 (Callable 03/01/2034)		$48,000	$50,134
Duke Energy Corp.
5.00%, 08/15/2052 (Callable 02/15/2052)		25,000	21,927
5.80%, 06/15/2054 (Callable 12/15/2053)		51,000	49,680
6.45% to 09/01/2034 then 5 yr. CMT Rate + 2.59%, 09/01/2054 (Callable 06/01/2034)		45,000	46,350
E.ON SE, 0.63%, 11/07/2031 (Callable 08/07/2031)	EUR	75,000	76,449
Emera, Inc., 6.75% to 06/15/2026 then 3 mo. LIBOR US + 5.44%, 06/15/2076 (Callable 06/15/2026)(d)		230,000	231,437
Empresa Electrica Cochrane SpA, 5.50%, 05/14/2027		62,060	61,207
Entergy Louisiana LLC, 5.80%, 03/15/2055 (Callable 09/15/2054)		62,000	61,759
EUSHI Finance, Inc., 7.63% to 12/15/2029 then 5 yr. CMT Rate + 3.14%, 12/15/2054 (Callable 09/15/2029)		80,000	82,948
Eversource Energy, 2.90%, 03/01/2027 (Callable 02/01/2027)		61,000	59,517
Exelon Corp., 6.50% to 03/15/2035 then 5 yr. CMT Rate + 1.98%, 03/15/2055 (Callable 12/15/2034)		165,000	167,888
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/2041 (Callable 07/31/2040)(a)		198,850	203,500
Georgia Power Co., 5.00%, 02/23/2027 (Callable 01/23/2027)		48,000	48,686
JSW Hydro Energy Ltd., 4.13%, 05/18/2031 (Callable 05/18/2026)		284,000	259,860
Lightning Power LLC, 7.25%, 08/15/2032 (Callable 08/15/2027)(a)		20,000	21,050
Mong Duong Finance Holdings BV, 5.13%, 05/07/2029 (Callable 07/31/2025)		169,400	165,377
National Fuel Gas Co., 5.95%, 03/15/2035 (Callable 12/15/2034)		15,000	15,313

The accompanying notes are an integral part of these financial statements.

91

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Utilities - (Continued)
National Rural Utilities Cooperative Finance Corp., 4.12%, 09/16/2027 (Callable 08/16/2027)	$88,000	$87,780
NextEra Energy Capital Holdings, Inc.
4.63%, 07/15/2027 (Callable 06/15/2027)	74,000	74,455
6.75% to 06/15/2034 then 5 yr. CMT Rate + 2.46%, 06/15/2054 (Callable 03/15/2034)	18,000	18,675
6.50% to 08/15/2035 then 5 yr. CMT Rate + 1.98%, 08/15/2055 (Callable 05/15/2035)	90,000	92,250
NiSource, Inc.
5.35%, 04/01/2034 (Callable 01/01/2034)	61,000	61,863
6.95% to 11/30/2029 then 5 yr. CMT Rate + 2.45%, 11/30/2054 (Callable 08/30/2029)	18,000	18,585
5.85%, 04/01/2055 (Callable 10/01/2054)	30,000	29,552
NRG Energy, Inc., 6.00%, 02/01/2033 (Callable 11/01/2027)(a)	15,000	15,131
PSEG Power LLC, 5.20%, 05/15/2030 (Callable 04/15/2030)(a)	24,000	24,512
Public Service Enterprise Group, Inc., 5.85%, 11/15/2027 (Callable 10/15/2027)	143,000	147,960
Sempra, 6.55% to 04/01/2035 then 5 yr. CMT Rate + 2.14%, 04/01/2055 (Callable 01/01/2035)	110,000	103,950
Southern Co., 6.38% to 03/15/2035 then 5 yr. CMT Rate + 2.07%, 03/15/2055 (Callable 12/15/2034)	167,000	172,010
Tierra Mojada Luxembourg II Sarl, 5.75%, 12/01/2040 (Callable 12/01/2037)	169,056	159,199
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031 (Callable 12/15/2030)(a)	68,000	69,079
Venture Global Plaquemines LNG LLC, 7.50%, 05/01/2033 (Callable 12/01/2032)(a)	5,000	5,338
Virginia Electric and Power Co., 5.55%, 08/15/2054 (Callable 02/15/2054)	25,000	24,070

	Par	Value
Vistra Operations Co. LLC, 7.75%, 10/15/2031 (Callable 10/15/2026)(a)	$20,000	$21,250
WEC Energy Group, Inc., 2.20%, 12/15/2028 (Callable 10/15/2028)	54,000	50,246
		5,510,412
TOTAL CORPORATE BONDS (Cost $54,220,885)		53,605,654
COLLATERALIZED MORTGAGE OBLIGATIONS - 18.0%
American Tower Depositor Sub LLC, 5.49%, 03/15/2028 (Callable 03/15/2027)(a)	155,000	156,970
Angel Oak Mortgage Trust LLC, Series 2019-2, Class B2, 6.29%, 03/25/2049 (Callable 07/25/2025)(a)(g)	1,300,000	1,307,025
Arbor Realty Trust, Inc., Series 2021-FL4, Class D, 7.33% (1 mo. Term SOFR + 3.01%), 11/15/2036, (3.01% Floor) (Callable 07/15/2025)(a)	275,000	274,791
AREIT Trust, Series 2025-CRE10, Class D, 7.10% (1 mo. Term SOFR + 2.79%), 01/17/2030, (2.79% Floor) (Callable 07/17/2027)(a)	100,000	99,001
Arroyo Mortgage Trust
Series 2019-1, Class A1, 3.81%, 01/25/2049 (Callable 07/25/2025)(a)(g)	30,743	29,869
Series 2019-2, Class A3, 3.80%, 04/25/2049 (Callable 07/25/2025)(a)(g)	61,209	59,388
ARZ Trust, Series 2024-BILT, Class C, 6.36%, 06/11/2029(a)	250,000	255,743
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2017-BNK3, Class B, 3.88%, 02/15/2050 (Callable 02/15/2027)(g)	350,000	337,552
BANK-2017, Series 2017-BNK8, Class XE, 1.43%, 11/15/2050 (Callable 08/15/2027)(a)(g)(h)	7,050,000	193,071
BANK-2018, Series 2018-BN11, Class XA, 0.59%, 03/15/2061 (Callable 01/15/2028)(g)(h)	10,892,678	125,996

The accompanying notes are an integral part of these financial statements.

92

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
BANK-2019
Series 2019-BN18, Class B, 3.98%, 05/15/2062 (Callable 05/15/2029)	$125,000	$111,179
Series 2019-BN21, Class XA, 0.95%, 10/17/2052 (Callable 07/15/2029)(g)(h)	3,920,422	109,289
Bayview Asset Management LLC/Private Equity, Series 2022-2, Class AF, 5.00% (30 day avg SOFR US + 0.85%), 12/25/2051, (0.00% Floor), (5.00% Cap) (Callable 05/25/2045)(a)	392,543	361,500
BBCMS Trust
Series 2019-BWAY, Class E, 7.28% (1 mo. Term SOFR + 2.96%), 11/15/2034, (2.85% Floor)(a)	100,000	375
Series 2021-C11, Class XD, 1.63%, 09/15/2054(a)(g)(h)	1,255,000	95,532
Series 2024-5C29, Class C, 5.51%, 09/15/2057 (Callable 09/15/2029)	100,000	99,119
BCRR Trust, Series 2016-FRR3, Class E, 6.25% (30 day avg SOFR US + 18.46%), 05/26/2026, (18.35% Floor)(a)	797,720	784,899
Benchmark Mortgage Trust
Series 2018-B2, Class C, 4.45%, 02/15/2051 (Callable 02/15/2028)(g)	150,000	125,198
Series 2018-B4, Class XD, 1.75%, 07/15/2051 (Callable 04/15/2028)(a)(g)(h)	7,000,000	302,347
Series 2019-B10, Class XB, 1.08%, 03/15/2062 (Callable 01/15/2029)(a)(g)(h)	2,820,000	85,260
Series 2020-B18, Class XA, 1.92%, 07/15/2053 (Callable 05/15/2030)(g)(h)	1,418,110	70,404
Blackstone Mortgage Trust, Inc., Series 2021-FL4, Class A, 5.48% (1 mo. Term SOFR + 1.16%), 05/15/2038, (1.05% Floor) (Callable 07/15/2026)(a)	62,924	62,371

	Par	Value
BLP Commercial Mortgage Trust, Series 2024-IND2, Class B, 6.00% (1 mo. Term SOFR + 1.69%), 03/15/2041, (1.69% Floor)(a)	$332,090	$332,505
BMO Mortgage Trust, Series 2024-5C6, Class C, 5.88%, 09/15/2057 (Callable 09/15/2029)(g)	60,000	59,809
BPR Trust, Series 2021-TY, Class D, 6.78% (1 mo. Term SOFR + 2.46%), 09/15/2038, (2.35% Floor)(a)	100,000	99,017
BSPRT 2017-FL1 Co.-Issuer LLC
Series 2023-FL10, Class A, 6.57% (1 mo. Term SOFR + 2.26%), 09/15/2035, (2.26% Floor) (Callable 07/15/2025)(a)	98,476	98,537
Series 2023-FL10, Class B, 7.58% (1 mo. Term SOFR + 3.27%), 09/15/2035, (3.27% Floor) (Callable 07/15/2025)(a)	100,000	100,396
Series 2024-FL11, Class B, 6.61% (1 mo. Term SOFR + 2.29%), 07/15/2039, (2.29% Floor) (Callable 09/15/2027)(a)	100,000	99,312
BX Trust
Series 2021-21M, Class A, 5.16% (1 mo. Term SOFR + 0.84%), 10/15/2036, (0.73% Floor)(a)	29,752	29,742
Series 2021-21M, Class E, 6.60% (1 mo. Term SOFR + 2.29%), 10/15/2036, (2.17% Floor)(a)	175,000	174,234
Series 2021-ARIA, Class C, 6.07% (1 mo. Term SOFR + 1.76%), 10/15/2036, (1.65% Floor)(a)	450,000	449,297
Series 2021-CIP, Class A, 5.35% (1 mo. Term SOFR + 1.04%), 12/15/2038, (0.92% Floor)(a)	96,761	96,701

The accompanying notes are an integral part of these financial statements.

93

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Series 2021-LBA, Class EV, 6.43% (1 mo. Term SOFR + 2.11%), 02/15/2036, (2.00% Floor)(a)	$197,702	$196,343
Series 2021-RISE, Class A, 5.17% (1 mo. Term SOFR + 0.86%), 11/15/2036, (0.75% Floor)(a)	380,398	380,160
Series 2021-RISE, Class B, 5.68% (1 mo. Term SOFR + 1.36%), 11/15/2036, (1.25% Floor)(a)	84,533	84,427
Series 2021-SDMF, Class D, 5.81% (1 mo. Term SOFR + 1.50%), 09/15/2034, (1.39% Floor)(a)	329,672	326,375
Series 2021-VOLT, Class A, 5.13% (1 mo. Term SOFR + 0.81%), 09/15/2036, (0.70% Floor)(a)	111,415	109,494
Series 2021-XL2, Class A, 5.11% (1 mo. Term SOFR + 0.80%), 10/15/2038, (0.69% Floor)(a)	41,648	41,635
Series 2022-CLS, Class A, 5.76%, 10/13/2027(a)	65,000	65,740
Series 2022-LBA6, Class C, 5.91% (1 mo. Term SOFR + 1.60%), 01/15/2039, (1.60% Floor)(a)	350,000	349,891
Series 2023-XL3, Class A, 6.07% (1 mo. Term SOFR + 1.76%), 12/09/2040, (1.76% Floor)(a)	322,204	322,707
Series 2024-BIO, Class D, 7.95% (1 mo. Term SOFR + 3.64%), 02/15/2041(a)	100,000	98,652
Series 2024-XL5, Class A, 5.70% (1 mo. Term SOFR + 1.39%), 03/15/2041, (1.39% Floor)(a)	120,448	120,561
Century Plaza Towers, Series 2019-CPT, Class E, 3.10%, 11/13/2039 (Callable 11/13/2029)(a)(g)	130,000	105,452

	Par	Value
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 1.73%, 05/10/2058 (Callable 11/10/2026)(g)(h)	$525,133	$3,499
Chase Mortgage Finance Corp., Series 2024-6, Class A9A, 6.00%, 05/25/2055 (Callable 02/25/2030)(a)(g)	334,279	334,710
CIM Trust
Series 2018-INV1, Class A10, 4.00%, 08/25/2048 (Callable 10/25/2027)(a)(g)	163,293	151,687
Series 2019-INV2, Class A3, 4.00%, 05/25/2049 (Callable 07/25/2030)(a)(g)	11,850	11,026
Series 2019-J1, Class B2, 3.92%, 08/25/2049 (Callable 06/25/2026)(a)(g)	153,548	142,168
Citigroup Commercial Mortgage Trust
Series 2016-C1, Class XA, 1.98%, 05/10/2049 (Callable 06/10/2026)(g)(h)	677,718	5,363
Series 2017-P8, Class XA, 1.00%, 09/15/2050 (Callable 07/15/2027)(g)(h)	938,013	12,840
Series 2019-C7, Class XA, 0.94%, 12/15/2072 (Callable 10/15/2029)(g)(h)	3,595,626	114,249
Series 2023-SMRT, Class A, 6.01%, 10/12/2040(a)(g)	100,000	103,080
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2017-CD4, Class XA, 1.37%, 05/10/2050 (Callable 05/10/2027)(g)(h)	1,320,893	20,260
Commercial Mortgage Pass Through Certificates, Series 2013-CR12, Class XA, 0.67%, 10/10/2046 (Callable 07/10/2025)(g)(h)	224,258	3
Computershare Corporate Trust
Series 2015-SG1, Class A4, 3.79%, 09/15/2048 (Callable 08/15/2025)	138,927	138,356
Series 2018-C45, Class XA, 0.92%, 06/15/2051 (Callable 04/15/2028)(g)(h)	4,618,644	87,475

The accompanying notes are an integral part of these financial statements.

94

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SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Series 2021-C59, Class E, 2.50%, 04/15/2054 (Callable 04/15/2031)(a)	$400,000	$238,168
Connecticut Avenue Securities Trust 2025-R02, Series 2025-R02, Class 1M2, 5.91% (30 day avg SOFR US + 1.60%), 02/25/2045, (0.00% Floor) (Callable 02/25/2030)(a)	140,000	140,428
Countrywide Alternative Loan Trust
Series 2007-16CB, Class 5A4, 6.25%, 08/25/2037 (Callable 07/25/2025)	453,489	212,338
Series 2007-OA4, Class A1, 4.77% (1 mo. Term SOFR + 0.45%), 05/25/2047, (0.34% Floor) (Callable 07/25/2025)	205,800	188,603
Credit Suisse Mortgage Capital Certificates, Series 2019-NQM1, Class A1, 3.66%, 10/25/2059 (Callable 07/25/2025)(a)(f)	5,965	5,893
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class XA, 2.01%, 01/15/2049 (Callable 02/15/2026)(g)(h)	568,474	3,150
Series 2017-CX10, Class XA, 0.98%, 11/15/2050 (Callable 09/15/2027)(g)(h)	4,012,092	51,730
Series 2018-CX12, Class XA, 0.70%, 08/15/2051 (Callable 06/15/2028)(g)(h)	3,982,661	56,958
ELM Trust, Series 2024-ELM, Class C15, 6.40%, 06/10/2039(a)(g)	300,000	301,679
Fannie Mae Connecticut Avenue Securities
Series 2022-R01, Class 1M1, 5.31% (30 day avg SOFR US + 1.00%), 12/25/2041, (0.00% Floor) (Callable 12/25/2026)(a)	19,153	19,159

	Par	Value
Series 2022-R03, Class 1M1, 6.41% (30 day avg SOFR US + 2.10%), 03/25/2042, (0.00% Floor) (Callable 03/25/2027)(a)	$12,694	$12,898
Series 2022-R04, Class 1M1, 6.31% (30 day avg SOFR US + 2.00%), 03/25/2042, (0.00% Floor) (Callable 03/25/2027)(a)	26,579	26,967
Series 2022-R05, Class 2M2, 7.31% (30 day avg SOFR US + 3.00%), 04/25/2042, (0.00% Floor) (Callable 04/25/2027)(a)	210,000	215,561
Series 2022-R06, Class 1M1, 7.06% (30 day avg SOFR US + 2.75%), 05/25/2042, (0.00% Floor) (Callable 05/25/2027)(a)	52,397	53,592
Series 2022-R08, Class 1M2, 7.91% (30 day avg SOFR US + 3.60%), 07/25/2042, (0.00% Floor) (Callable 07/25/2027)(a)	300,000	312,937
Series 2022-R09, Class 2M1, 6.81% (30 day avg SOFR US + 2.50%), 09/25/2042, (0.00% Floor) (Callable 09/25/2027)(a)	55,079	56,044
Series 2023-R01, Class 1M1, 6.71% (30 day avg SOFR US + 2.40%), 12/25/2042, (0.00% Floor) (Callable 12/25/2027)(a)	39,325	40,301
Series 2023-R03, Class 2M2, 8.21% (30 day avg SOFR US + 3.90%), 04/25/2043, (0.00% Floor) (Callable 04/25/2028)(a)	65,000	69,127
Series 2023-R06, Class 1M2, 7.01% (30 day avg SOFR US + 2.70%), 07/25/2043, (0.00% Floor) (Callable 07/25/2028)(a)	85,000	87,842

The accompanying notes are an integral part of these financial statements.

95

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Series 2024-R02, Class 1M1, 5.41% (30 day avg SOFR US + 1.10%), 02/25/2044, (0.00% Floor) (Callable 02/25/2029)(a)	$117,805	$117,719
Series 2024-R03, Class 2M2, 6.26% (30 day avg SOFR US + 1.95%), 03/25/2044, (0.00% Floor) (Callable 03/25/2029)(a)	300,000	302,795
Series 2025-R04, Class 1M1, 5.51% (30 day avg SOFR US + 1.20%), 05/25/2045, (0.00% Floor) (Callable 05/25/2030)(a)	120,000	120,225
Federal Home Loan Mortgage Corp.
Series 2980, Class SC, 2.28% (-1 x 30 day avg SOFR US + 6.59%), 05/15/2035, (0.00% Floor), (6.70% Cap)(h)(i)	137,082	11,065
Series 2989, Class SG, 3.02% (-7 x 30 day avg SOFR US + 33.15%), 08/15/2034, (0.00% Floor), (33.95% Cap)(i)	138,815	153,362
Series 3311, Class IA, 1.99% (-1 x 30 day avg SOFR US + 6.30%), 05/15/2037, (0.00% Floor), (6.41% Cap)(h)(i)	826,020	77,342
Series 3359, Class SC, 1.30% (-1 x 30 day avg SOFR US + 5.61%), 08/15/2037, (0.00% Floor), (5.72% Cap)(h)(i)	273,435	20,146
Series 3966, Class SA, 1.48% (-1 x 30 day avg SOFR US + 5.79%), 12/15/2041, (0.00% Floor), (5.90% Cap)(h)(i)	406,606	38,133
Series 4077, Class TS, 1.58% (-1 x 30 day avg SOFR US + 5.89%), 05/15/2041, (0.00% Floor), (6.00% Cap)(h)(i)	238,166	22,851
Series 4089, Class SH, 1.58% (-1 x 30 day avg SOFR US + 5.89%), 08/15/2042, (0.00% Floor), (6.00% Cap)(h)(i)	314,881	33,326
Series 4249, Class CS, 1.33% (-1 x 30 day avg SOFR US + 4.56%), 09/15/2043, (0.00% Floor), (4.65% Cap)(i)	531,152	388,332

	Par	Value
Series 4993, Class KS, 1.63% (-1 x 30 day avg SOFR US + 5.94%), 07/25/2050, (0.00% Floor), (6.05% Cap)(h)(i)	$2,221,515	$327,226
Series K109, Class X1, 1.69%, 04/25/2030 (Callable 04/25/2030)(g)(h)	654,812	39,957
Series K117, Class X1, 1.32%, 08/25/2030 (Callable 07/25/2030)(g)(h)	1,261,296	63,979
Series K-1515, Class X1, 1.63%, 02/25/2035 (Callable 11/25/2034)(g)(h)	789,571	77,898
Series K-1518, Class X1, 0.95%, 10/25/2035 (Callable 07/25/2035)(g)(h)	1,458,921	87,548
Series K-1521, Class X1, 1.09%, 08/25/2036 (Callable 06/25/2036)(g)(h)	809,920	60,707
Series KL06, Class XFX, 1.46%, 12/25/2029 (Callable 09/25/2029)(g)(h)	947,116	39,283
Federal National Mortgage Association
Series 2007-50, Class SX, 2.03% (-1 x 30 day avg SOFR US + 6.34%), 06/25/2037, (0.00% Floor), (6.45% Cap)(h)(i)	1,392,248	136,997
Series 2008-22, Class SB, 1.74% (-1 x 30 day avg SOFR US + 6.05%), 04/25/2048, (0.00% Floor), (6.16% Cap)(h)(i)	1,172,654	141,815
Series 2009-52, Class PI, 5.00%, 07/25/2039(h)	52,689	7,414
Series 2009-78, Class XS, 2.32% (-1 x 30 day avg SOFR US + 6.63%), 10/25/2039, (0.00% Floor), (6.74% Cap)(h)(i)	1,806,774	198,690
Series 2009-86, Class IP, 5.50%, 10/25/2039(h)	50,349	9,730
Series 2010-19, Class SM, 1.83% (-1 x 30 day avg SOFR US + 6.14%), 03/25/2040, (0.00% Floor), (6.25% Cap)(h)(i)	2,999,019	276,552

The accompanying notes are an integral part of these financial statements.

96

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SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Series 2011-124, Class NS, 2.08% (-1 x 30 day avg SOFR US + 6.39%), 12/25/2041, (0.00% Floor), (6.50% Cap)(h)(i)	$288,197	$37,903
Series 2012-20, Class SA, 2.03% (-1 x 30 day avg SOFR US + 6.34%), 03/25/2042, (0.00% Floor), (6.45% Cap)(h)(i)	272,849	30,592
Series 2012-76, Class SC, 1.58% (-1 x 30 day avg SOFR US + 5.89%), 07/25/2042, (0.00% Floor), (6.00% Cap)(h)(i)	131,769	15,048
Series 2014-28, Class SD, 1.63% (-1 x 30 day avg SOFR US + 5.94%), 05/25/2044, (0.00% Floor), (6.05% Cap)(h)(i)	581,089	59,837
Series 2017-53, Class IE, 4.00%, 07/25/2047(h)	126,619	26,422
Series 2019-33, Class PS, 1.63% (-1 x 30 day avg SOFR US + 5.94%), 07/25/2049, (0.00% Floor), (6.05% Cap)(h)(i)	3,505,631	419,855
Series 2019-83, Class QS, 1.53% (-1 x 30 day avg SOFR US + 5.84%), 01/25/2050, (0.00% Floor), (5.95% Cap)(h)(i)	3,962,388	531,047
Series 2020-53, Class DI, 3.00%, 08/25/2060(h)	2,464,718	396,903
Series 2020-79, Class IT, 4.00%, 11/25/2050(h)	4,961,259	1,039,076
Series 2020-99, Class IC, 3.50%, 04/25/2050(h)	3,591,380	666,868
Series 2021-R02, Class 2B2, 10.51% (30 day avg SOFR US + 6.20%), 11/25/2041, (0.00% Floor) (Callable 11/25/2026)(a)	55,000	57,704
Series 419, Class C4, 3.50%, 04/25/2044(h)	1,778,406	282,343
First Republic Mortgage Loan Trust, Series 2020-1, Class B1, 2.88%, 04/25/2050(a)(g)	687,061	629,498
Flagstar Mortgage Trust, Series 2018-6RR, Class B1, 4.90%, 10/25/2048 (Callable 03/25/2034)(a)(g)	406,820	394,091

	Par	Value
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, 5.96% (30 day avg SOFR US + 1.65%), 01/25/2034, (0.00% Floor) (Callable 01/25/2034)(a)	$134,803	$135,580
Series 2021-HQA4, Class B1, 8.06% (30 day avg SOFR US + 3.75%), 12/25/2041, (0.00% Floor) (Callable 12/25/2026)(a)	700,000	722,250
Series 2021-HQA4, Class M2, 6.66% (30 day avg SOFR US + 2.35%), 12/25/2041, (0.00% Floor) (Callable 12/25/2026)(a)	400,000	405,263
Series 2022-DNA3, Class M1A, 6.31% (30 day avg SOFR US + 2.00%), 04/25/2042, (0.00% Floor) (Callable 04/25/2027)(a)	47,537	48,139
Series 2022-DNA4, Class M1A, 6.51% (30 day avg SOFR US + 2.20%), 05/25/2042, (0.00% Floor) (Callable 05/25/2027)(a)	84,560	85,910
Series 2022-DNA4, Class M1B, 7.66% (30 day avg SOFR US + 3.35%), 05/25/2042, (0.00% Floor) (Callable 05/25/2027)(a)	110,000	114,323
Series 2022-DNA6, Class M1A, 6.46% (30 day avg SOFR US + 2.15%), 09/25/2042, (0.00% Floor) (Callable 09/25/2027)(a)	60,621	61,000
Series 2022-DNA7, Class M1A, 6.81% (30 day avg SOFR US + 2.50%), 03/25/2052, (0.00% Floor) (Callable 09/25/2027)(a)	53,511	54,171
Series 2022-HQA1, Class M1B, 7.81% (30 day avg SOFR US + 3.50%), 03/25/2042, (0.00% Floor) (Callable 03/25/2027)(a)	85,000	88,387

The accompanying notes are an integral part of these financial statements.

97

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Series 2022-HQA3, Class M1B, 7.86% (30 day avg SOFR US + 3.55%), 08/25/2042, (0.00% Floor) (Callable 08/25/2027)(a)	$105,000	$109,791
Series 2024-HQA1, Class M2, 6.31% (30 day avg SOFR US + 2.00%), 03/25/2044, (0.00% Floor) (Callable 03/25/2029)(a)	185,000	186,869
Series 2025-HQA1, Class M1, 5.46% (30 day avg SOFR US + 1.15%), 02/25/2045, (0.00% Floor) (Callable 02/25/2030)(a)	135,083	135,120
Series 2025-HQA1, Class M2, 5.96% (30 day avg SOFR US + 1.65%), 02/25/2045, (0.00% Floor) (Callable 02/25/2030)(a)	120,000	120,347
FREMF Mortgage Trust, Series 2019-KF71, Class C, 10.43% (30 day avg SOFR US + 6.11%), 10/25/2029, (6.00% Floor) (Callable 10/25/2029)(a)	148,755	144,940
Government National Mortgage Association
Series 2010-133, Class SD, 1.64% (-1 x 1 mo. Term SOFR + 5.96%), 10/16/2040, (0.00% Floor), (6.07% Cap)(h)(i)	1,256,572	60,526
Series 2014-102, Class SY, 1.22% (-1 x 1 mo. Term SOFR + 5.54%), 02/20/2044, (0.00% Floor), (5.65% Cap)(h)(i)	1,216,527	76,451
Series 2018-83, Class HI, 5.00%, 01/20/2048(h)	582,561	109,243
Great Wolf Trust, Series 2024-WOLF, Class A, 5.85% (1 mo. Term SOFR + 1.54%), 03/15/2039, (1.54% Floor)(a)	350,000	350,547
Greystone Commercial Real Estate Notes, Series 2021-FL3, Class D, 6.63% (1 mo. Term SOFR + 2.31%), 07/15/2039, (2.20% Floor) (Callable 07/15/2025)(a)	100,000	98,877

	Par	Value
GS Mortgage Securities Corp. II
Series 2013-GC13, Class B, 4.01%, 07/10/2046 (Callable 05/10/2027)(a)(g)	$100,000	$96,341
Series 2018-GS9, Class A4, 3.99%, 03/10/2051 (Callable 03/10/2028)(g)	250,000	245,775
Series 2018-RIVR, Class C, 5.86% (1 mo. Term SOFR + 1.55%), 07/15/2035, (1.50% Floor)(a)	122,000	6,099
Series 2019-GC42, Class XA, 0.93%, 09/10/2052 (Callable 09/10/2029)(g)(h)	2,138,011	58,379
Series 2020-GC47, Class XA, 1.24%, 05/12/2053 (Callable 02/12/2030)(g)(h)	1,456,209	60,866
Series 2020-GSA2, Class XA, 1.77%, 12/12/2053 (Callable 10/10/2030)(a)(g)(h)	1,137,750	77,073
Series 2024-FAIR, Class A, 6.07%, 07/15/2029(a)(g)	400,000	409,556
GS Mortgage-Backed Securities Trust
Series 2020-PJ6, Class A4, 2.50%, 05/25/2051 (Callable 01/25/2041)(a)(g)	293,809	238,097
Series 2022-PJ1, Class A4, 2.50%, 05/28/2052 (Callable 02/25/2044)(a)(g)	243,108	197,240
Series 2024-PJ4, Class B2, 6.13%, 08/25/2054 (Callable 11/25/2032)(a)(g)	97,776	96,949
GSAA Trust
Series 2006-4, Class 4A3, 4.18%, 03/25/2036 (Callable 07/25/2025)(g)	365,081	216,865
Series 2007-7, Class A4, 4.97% (1 mo. Term SOFR + 0.65%), 07/25/2037, (0.54% Floor) (Callable 07/25/2025)	54,737	53,622

The accompanying notes are an integral part of these financial statements.

98

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
GSCG Trust, Series 2019-600C, Class E, 4.12%, 09/06/2034(a)(g)	$183,000	$7,357
HIG RCP LLC, Series 2023-FL1, Class B, 7.93% (1 mo. Term SOFR + 3.61%), 09/19/2038, (3.61% Floor) (Callable 08/19/2026)(a)	100,000	100,297
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.07%, 05/10/2039(a)(g)	500,000	505,931
Hundred Acre Wood Trust, Series 2021-INV1, Class A27, 2.50%, 07/25/2051 (Callable 11/25/2042)(a)(g)	281,696	228,372
JP Morgan Mortgage Trust
Series 2018-8, Class B1, 4.05%, 01/25/2049 (Callable 07/25/2025)(a)(g)	416,929	382,560
Series 2019-8, Class A15, 3.50%, 03/25/2050 (Callable 11/25/2026)(a)(g)	6,790	6,023
Series 2019-8, Class B2A, 3.14%, 03/25/2050 (Callable 11/25/2026)(a)(g)	172,653	149,970
Series 2020-4, Class A5, 3.00%, 11/25/2050 (Callable 10/25/2028)(a)(g)	158,454	135,536
Series 2022-5, Class A9, 2.80%, 09/25/2052 (Callable 02/25/2046)(a)(g)	418,142	343,415
Series 2025-CCM1, Class A2, 5.50%, 06/25/2055 (Callable 09/25/2038)(a)(g)	192,013	190,805
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class XA, 1.62%, 06/15/2049 (Callable 03/15/2026)(g)(h)	848,215	7,437
Life Mortgage Trust US
Series 2022-BMR2, Class A1, 5.61% (1 mo. Term SOFR + 1.30%), 05/15/2039, (1.30% Floor) (Callable 05/15/2026)(a)	170,000	164,687

	Par	Value
Series 2022-BMR2, Class B, 6.11% (1 mo. Term SOFR + 1.79%), 05/15/2039, (1.79% Floor) (Callable 05/15/2026)(a)	$250,000	$229,863
LoanCore
Series 2021-CRE6, Class D, 7.28% (1 mo. Term SOFR + 2.96%), 11/15/2038, (2.85% Floor) (Callable 07/15/2025)(a)	100,000	99,973
Series 2022-CRE7, Class C, 6.80% (30 day avg SOFR US + 2.50%), 01/17/2037, (2.50% Floor) (Callable 07/17/2025)(a)	100,000	99,019
Series 2025-CRE8, Class D, 7.05% (1 mo. Term SOFR + 2.74%), 08/17/2042, (2.74% Floor) (Callable 08/17/2027)(a)	100,000	98,000
LSTAR Commercial Mortgage Trust
Series 2016-4, Class C, 4.69%, 03/10/2049 (Callable 03/10/2026)(a)(g)	274,000	257,752
Series 2016-4, Class XA, 1.68%, 03/10/2049 (Callable 03/10/2026)(a)(g)(h)	335,401	264
Series 2017-5, Class X, 1.00%, 03/10/2050 (Callable 03/10/2027)(a)(g)(h)	1,743,878	12,186
MF1 Multifamily Housing Mortgage Loan Trust
Series 2024-FL15, Class B, 6.81% (1 mo. Term SOFR + 2.49%), 08/18/2041, (2.49% Floor) (Callable 07/18/2026)(a)	100,000	99,875
Series 2024-FL16, Class D, 7.90% (1 mo. Term SOFR + 3.59%), 11/18/2039, (3.59% Floor) (Callable 10/18/2026)(a)	100,000	99,203
Series 2025-FL17, Class D, 7.06% (1 mo. Term SOFR + 2.74%), 02/18/2040, (2.74% Floor) (Callable 07/18/2026)(a)	100,000	98,440

The accompanying notes are an integral part of these financial statements.

99

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SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, 7.03% (1 mo. Term SOFR + 2.72%), 04/15/2038, (2.60% Floor)(a)	$240,000	$239,952
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C9, Class B, 3.71%, 05/15/2046 (Callable 06/15/2028)(g)	90,823	87,041
Series 2014-C17, Class E, 3.50%, 08/15/2047 (Callable 07/15/2025)(a)	95,724	94,737
Morgan Stanley Capital I, Inc.
Series 2016-UB12, Class XA, 0.77%, 12/15/2049 (Callable 09/15/2026)(g)(h)	2,417,877	13,584
Series 2019-NUGS, Class E, 6.67% (1 mo. Term SOFR + 2.36%), 12/15/2036, (3.74% Floor)(a)	147,000	6,439
Series 2019-NUGS, Class F, 7.27% (1 mo. Term SOFR + 2.96%), 12/15/2036, (4.34% Floor)(a)	125,000	1,811
Series 2019-PLND, Class E, 6.58% (1 mo. Term SOFR + 2.26%), 05/15/2036, (2.15% Floor) (Callable 07/15/2025)(a)	189,000	17,955
ONNI Commercial Mortgage Trust, Series 2024-APT, Class A, 5.75%, 07/15/2039(a)(g)	350,000	356,802
PFP III Ltd., Series 2024-11, Class B, 6.80% (1 mo. Term SOFR + 2.49%), 09/17/2039, (2.49% Floor) (Callable 09/17/2027)(a)	99,553	99,491
PR Mortgage Loan Trust, Series 2014-1, Class APT, 5.86%, 10/25/2049 (Callable 10/25/2032)(a)(g)	843,370	799,106
Provident Funding Mortgage Trust, Series 2021-J1, Class A10, 2.00%, 10/25/2051 (Callable 07/25/2045)(a)(g)	200,000	121,536

	Par	Value
Rate Mortgage Trust, Series 2021-HB1, Class A31, 2.50%, 12/25/2051 (Callable 04/25/2049)(a)(g)	$410,374	$332,691
RCKT Mortgage Trust, Series 2021-1, Class B3, 2.71%, 03/25/2051 (Callable 05/25/2043)(a)(g)	438,967	367,521
RLGH Trust, Series 2021-TROT, Class A, 5.23% (1 mo. Term SOFR + 0.91%), 04/15/2036, (0.80% Floor)(a)	100,000	99,558
ROCK Trust 2024-CNTR, Series 2024-CNTR, Class D, 7.11%, 11/13/2041(a)	300,000	312,267
SCOTT Trust 2023-SFS, Series 2023-SFS, Class AS, 6.20%, 03/10/2040(a)	100,000	101,415
Sequoia Mortgage Trust
Series 2021-3, Class B3, 2.65%, 05/25/2051 (Callable 08/25/2038)(a)(g)	446,604	362,472
Series 2024-9, Class A20, 5.50%, 10/25/2054 (Callable 11/25/2029)(a)(g)	140,650	138,974
Series 2025-2, Class A19, 6.00%, 03/25/2055 (Callable 01/25/2035)(a)(g)	183,640	183,877
SG Commercial Mortgage Securities LLC, Series 2016-C5, Class XA, 1.98%, 10/10/2048 (Callable 07/10/2026)(g)(h)	810,586	9,350
SMRT 2022-MINI, Series 2022-MINI, Class B, 5.66% (1 mo. Term SOFR + 1.35%), 01/15/2039, (1.35% Floor)(a)	250,000	247,812
TPG Real Estate Finance Issuer Ltd., Series 2022-FL5, Class AS, 6.46% (1 mo. Term SOFR + 2.15%), 02/15/2039, (2.15% Floor) (Callable 07/15/2025)(a)	100,000	99,655
UBS Commercial Mortgage Trust
Series 2017-C3, Class C, 4.50%, 08/15/2050 (Callable 08/15/2027)(g)	100,000	94,589

The accompanying notes are an integral part of these financial statements.

100

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SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Series 2018-C13, Class C, 5.14%, 10/15/2051 (Callable 10/15/2028)(g)	$100,000	$91,473
Series 2018-C9, Class XA, 1.07%, 03/15/2051 (Callable 03/15/2028)(g)(h)	2,149,953	36,072
UBS-Barclays Commercial Mortgage Trust, Series 2019-C3, Class XA, 1.47%, 05/15/2052 (Callable 03/15/2029)(g)(h)	1,374,209	54,553
Verus Securitization Trust, Series 2022-INV1, Class A1, 5.04%, 08/25/2067 (Callable 08/25/2025)(a)(f)	71,458	71,038
WaMu Mortgage Pass Through Certificates, Series 2007-HY3, Class 1A1, 3.83%, 03/25/2037 (Callable 07/25/2025)(g)	308,756	246,255
Wells Fargo Commercial Mortgage Trust 2024-1CHI, Series 2024-5C2, Class C, 6.53%, 11/15/2057 (Callable 11/15/2029)(g)	100,000	102,444
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $36,601,290)		32,318,267
U.S. TREASURY SECURITIES - 8.1%
United States Treasury Note/Bond
3.75%, 06/30/2027	308,300	308,493
3.75%, 05/15/2028	8,700	8,714
3.88%, 06/15/2028	105,000	105,558
3.88%, 06/30/2030	517,300	519,240
0.63%, 08/15/2030	1,000,000	852,734
0.88%, 11/15/2030	3,000,000	2,573,437
2.88%, 05/15/2032	25,000	23,328
4.00%, 06/30/2032	791,000	791,587
2.75%, 08/15/2032	595,000	548,888
3.50%, 02/15/2033	625,000	602,588
4.25%, 05/15/2035	2,284,000	2,287,569
1.38%, 11/15/2040	6,800,000	4,328,625
2.38%, 02/15/2042	140,000	101,768
2.75%, 11/15/2042	90,000	68,509
3.00%, 02/15/2049	1,155,000	851,136
2.00%, 02/15/2050	368,000	216,099
3.63%, 02/15/2053	150,000	122,443
4.63%, 02/15/2055	255,600	248,910
TOTAL U.S. TREASURY SECURITIES (Cost $14,921,854)		14,559,626

	Par	Value
MORTGAGE-BACKED SECURITIES - 8.0%
BANK-2020, Series 2020-BN30, Class XA, 1.37%, 12/15/2053(g)(h)	$1,227,705	$63,156
Benchmark Mortgage Trust
Series 2021-B25, Class XA, 1.19%, 04/15/2054 (Callable 02/15/2031)(g)(h)	2,195,434	95,094
Series 2023-V2, Class XA, 1.22%, 05/15/2055 (Callable 03/15/2028)(g)(h)	1,796,067	42,801
BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class A, 6.23% (1 mo. Term SOFR + 1.92%), 08/15/2041, (1.92% Floor)(a)	100,000	100,250
BX Trust
Series 2021-ACNT, Class C, 5.93% (1 mo. Term SOFR + 1.61%), 11/15/2038, (1.50% Floor)(a)	85,730	85,623
Series 2021-LBA, Class DJV, 6.03% (1 mo. Term SOFR + 1.71%), 02/15/2036, (1.60% Floor)(a)	100,000	99,313
Series 2022-PSB, Class C, 8.01% (1 mo. Term SOFR + 3.70%), 08/15/2039, (3.70% Floor)(a)	91,000	91,000
Series 2023-VLT3, Class A, 6.25% (1 mo. Term SOFR + 1.94%), 11/15/2028, (1.94% Floor)(a)	375,000	375,000
Series 2024-CNYN, Class C, 6.25% (1 mo. Term SOFR + 1.94%), 04/15/2041, (1.94% Floor)(a)	251,773	252,167
Series 2024-KING, Class B, 6.05% (1 mo. Term SOFR + 1.74%), 05/15/2034, (1.74% Floor)(a)	378,023	377,787
Series 2025-VLT6, Class C, 6.50% (1 mo. Term SOFR + 2.19%), 03/15/2042, (2.19% Floor)(a)	300,000	299,437

The accompanying notes are an integral part of these financial statements.

101

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SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - (Continued)
BX Trust 2024-VLT4, Series 2024-AIRC, Class C, 6.90% (1 mo. Term SOFR + 2.59%), 08/15/2039, (2.59% Floor)(a)	$97,072	$97,254
DBGS Mortgage Trust, Series 2021-W52, Class A, 5.82% (1 mo. Term SOFR + 1.51%), 10/15/2036, (1.40% Floor)(a)	100,000	98,919
ELP Commercial Mortgage Trust, Series 2021-ELP, Class E, 6.54% (1 mo. Term SOFR + 2.23%), 11/15/2038, (2.12% Floor)(a)	99,884	99,759
Federal Home Loan Mortgage Corp.
Pool QX2709, 6.00%, 01/01/2055	270,789	275,591
Pool RJ2751, 6.00%, 11/01/2054	154,395	157,615
Pool RJ3275, 5.50%, 02/01/2055	195,176	197,066
Pool RJ3503, 6.00%, 02/01/2055	187,771	193,213
Pool SD6621, 6.00%, 10/01/2054	116,954	120,417
Pool U69911, 4.00%, 04/01/2045	3,486,884	3,347,370
Series 2021-P011, Class X1, 1.76%, 09/25/2045(g)(h)	509,070	54,951
Series K122, Class X1, 0.96%, 11/25/2030 (Callable 08/25/2030)(g)(h)	1,824,521	68,439
Series KG04, Class X1, 0.93%, 11/25/2030 (Callable 08/25/2030)(g)(h)	1,881,542	68,295
Federal National Mortgage Association
Pool CB7984, 5.50%, 02/01/2054	159,995	160,494
Pool CB8140, 5.50%, 03/01/2054	244,754	246,817
Pool CB8331, 5.50%, 04/01/2054	437,841	438,933
Pool CB9324, 5.50%, 10/01/2054	311,243	313,769
Pool CB9326, 5.50%, 10/01/2054	171,192	172,207
Pool CB9484, 5.50%, 11/01/2054	172,770	174,442
Pool CB9672, 5.50%, 12/01/2054	302,691	306,094
Pool CB9734, 5.50%, 01/01/2055	195,567	195,994

	Par	Value
Pool CB9793, 5.50%, 01/01/2055	$198,434	$200,913
Pool CB9794, 5.50%, 01/01/2055	179,149	181,163
Pool CB9812, 6.00%, 01/01/2055	163,276	167,957
Pool FS7738, 6.00%, 03/01/2054	2,807,623	2,901,501
Pool MA5039, 5.50%, 06/01/2053	3,712	3,722
Ginnie Mae II Pool
Pool MA8200, 4.00%, 08/20/2052	77,293	72,525
Pool MA8201, 4.50%, 08/20/2052	35,936	34,710
Pool MA8268, 4.50%, 09/20/2052	64,483	62,283
Pool MA8346, 4.00%, 10/20/2052	91,116	84,902
Pool MA8426, 4.00%, 11/20/2052	91,901	85,632
Pool MA8489, 4.50%, 12/20/2052	100,487	97,059
Government National Mortgage Association
Series 2022-192, Class IO, 0.67%, 09/16/2064 (Callable 07/16/2048)(g)(h)	3,450,040	196,805
Series 2024-15, Class BI, 0.73%, 10/16/2065 (Callable 11/16/2048)(g)(h)	3,459,486	194,340
Series 2024-35, Class IB, 0.80%, 07/16/2065 (Callable 11/16/2048)(g)(h)	3,142,062	191,829
Great Wolf Trust, Series 2024-WLF2, Class A, 6.00% (1 mo. Term SOFR + 1.69%), 05/15/2041(a)	250,000	250,547
GS Mortgage Securities Corp. II, Series 2021-DM, Class D, 6.71% (1 mo. Term SOFR + 2.40%), 11/15/2036, (2.29% Floor)(a)	100,000	99,000
INTOWN Mortgage Trust, Series 2025-STAY, Class B, 6.06% (1 mo. Term SOFR + 1.75%), 03/15/2042, (1.75% Floor)(a)	115,000	114,497
KREST Commercial Mortgage Securities Trust, Series 2025-AIP4, Class C, 6.16% (1 mo. Term SOFR + 1.85%), 03/15/2042, (1.85% Floor)(a)	300,000	299,062

The accompanying notes are an integral part of these financial statements.

102

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SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - (Continued)
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, 5.85% (1 mo. Term SOFR + 1.54%), 12/15/2039, (1.54% Floor)(a)	$300,000	$299,249
NYC Commercial Mortgage Trust, Series 2025-3BP, Class A, 5.52% (1 mo. Term SOFR + 1.21%), 02/15/2042, (1.21% Floor)(a)	100,000	99,687
TOTAL MORTGAGE-BACKED SECURITIES (Cost $14,347,578)		14,306,650
ASSET-BACKED SECURITIES - 7.1%
ACE Securities Corp., Series 2007-D1, Class A4, 6.93%, 02/25/2038 (Callable 09/25/2029)(a)(f)	184,191	158,853
ACREC Trust, Series 2021-FL1, Class C, 6.58% (1 mo. Term SOFR + 2.26%), 10/16/2036, (2.15% Floor) (Callable 07/16/2025)(a)	375,000	375,132
Affirm, Inc., Series 2025-1A, Class D, 5.62%, 02/15/2033 (Callable 02/15/2027)(a)	250,000	250,928
Air Canada, 3.70%, 01/15/2026(a)	363,757	359,785
AMSR Trust, Series 2021-SFR3, Class H, 4.90%, 10/17/2038(a)	550,000	530,391
Apollo Aviation Securitization Equity Trust, Series 2024-2A, Class B, 6.61%, 09/16/2049(a)	237,096	240,095
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/2046 (Callable 12/17/2027)(a)	39,983	36,894
AutoNation Finance Trust
Series 2025-1A, Class C, 5.19%, 12/10/2030 (Callable 05/10/2028)(a)	45,000	45,415
Series 2025-1A, Class D, 5.63%, 09/10/2032 (Callable 05/10/2028)(a)	25,000	25,258
Blackbird Capital Aircraft, Series 2021-1A, Class A, 2.44%, 07/15/2046 (Callable 07/15/2028)(a)	166,000	155,614
Blue Stream Communications LLC, Series 2024-1A, Class B, 6.04%, 11/20/2054 (Callable 05/20/2028)(a)	250,000	252,644

	Par	Value
Bojangles Issuer LLC, Series 2024-1A, Class A2, 6.58%, 11/20/2054 (Callable 11/20/2027)(a)	$175,000	$178,053
Citigroup Mortgage Loan Trust, Inc., Series 2015-RP2, Class B4, 4.25%, 01/25/2053 (Callable 09/25/2028)(a)	362,824	356,817
COLT Funding LLC, Series 2022-5, Class A1, 4.55%, 04/25/2067 (Callable 07/25/2025)(a)(g)	71,799	72,265
Compass Datacenters LLC, Series 2024-1A, Class B, 7.00%, 02/25/2049 (Callable 02/25/2027)(a)	250,000	256,765
DataBank Issuer, Series 2023-1A, Class A2, 5.12%, 02/25/2053 (Callable 02/25/2026)(a)	355,000	354,269
DB Master Finance Parent LLC, Series 2019-1A, Class A2II, 4.02%, 05/20/2049 (Callable 08/20/2025)(a)	84,825	84,933
DigitalBridge Group, Inc., Series 2023-1A, Class B, 5.75%, 09/15/2048 (Callable 09/15/2026)(a)	100,000	97,479
Exeter Automobile Receivables Trust, Series 2024-1A, Class B, 5.29%, 08/15/2028 (Callable 05/15/2028)	100,000	100,203
First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF10, Class M1, 5.71% (1 mo. Term SOFR + 1.39%), 07/25/2034, (1.28% Floor) (Callable 07/25/2025)	46,503	45,813
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.27%, 10/19/2037(a)	87,496	86,148
GCAT, Series 2022-NQM4, Class A1, 5.27%, 08/25/2067 (Callable 08/25/2025)(a)(f)	75,902	75,621
GSAA Trust, Series 2005-6, Class M1, 5.08% (1 mo. Term SOFR + 0.76%), 06/25/2035, (0.65% Floor) (Callable 07/25/2025)	678	678
Helios Issuer LLC, Series 2020-2A, Class A, 2.73%, 11/01/2055 (Callable 10/30/2030)(a)	434,824	353,971
Home Partners of America Trust, Series 2019-1, Class B, 3.16%, 09/17/2039 (Callable 07/17/2025)(a)	76,218	73,131

The accompanying notes are an integral part of these financial statements.

103

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SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Horizon Aircraft Finance Ltd., Series 2024-1, Class A, 5.38%, 09/15/2049(a)	$269,500	$267,991
Jersey Mike’s Funding, Series 2024-1A, Class A2, 5.64%, 02/15/2055 (Callable 02/15/2029)(a)	209,475	211,543
KREF
Series 2021-FL2, Class B, 6.08% (1 mo. Term SOFR + 1.76%), 02/15/2039, (1.65% Floor) (Callable 07/15/2025)(a)	100,000	97,582
Series 2022-FL3, Class A, 5.77% (1 mo. Term SOFR + 1.45%), 02/17/2039, (1.45% Floor) (Callable 07/17/2025)(a)	76,814	76,764
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.64%, 10/15/2046(a)	173,551	159,640
MFRA Trust, Series 2020-NQM3, Class A3, 1.63%, 01/26/2065 (Callable 07/25/2025)(a)(g)	62,387	60,052
Mill City Solar Loan, Series 2019-2GS, Class A, 3.69%, 07/20/2043 (Callable 03/20/2035)(a)	58,552	52,835
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.82%, 06/22/2043 (Callable 07/20/2029)(a)	194,648	182,384
Series 2018-1A, Class A, 4.01%, 06/22/2043 (Callable 05/20/2030)(a)	121,063	112,962
Series 2018-2GS, Class A, 4.20%, 02/22/2044 (Callable 06/20/2030)(a)	133,579	124,176
Series 2018-2GS, Class B, 4.74%, 02/22/2044 (Callable 06/20/2030)(a)	83,801	76,156
Navient Student Loan Trust
Series 2019-GA, Class A, 2.40%, 10/15/2068 (Callable 05/15/2027)(a)	31,791	30,518
Series 2020-BA, Class A2, 2.12%, 01/15/2069 (Callable 09/15/2027)(a)	71,548	67,651
Series 2020-HA, Class A, 1.31%, 01/15/2069 (Callable 02/15/2028)(a)	42,123	39,330

	Par	Value
Series 2021-A, Class A, 0.84%, 05/15/2069 (Callable 12/15/2028)(a)	$39,295	$35,792
Series 2021-BA, Class A, 0.94%, 07/15/2069 (Callable 09/15/2029)(a)	34,846	31,681
Series 2021-FA, Class A, 1.11%, 02/18/2070 (Callable 11/15/2030)(a)	329,344	289,043
Navigator Aircraft ABS Ltd., Series 2024-1, Class A, 5.40%, 08/15/2049(a)	235,119	232,549
Neighborly Issuer, Series 2021-1A, Class A2, 3.58%, 04/30/2051 (Callable 10/30/2026)(a)	240,000	223,668
OCCU Auto Receivables Trust, Series 2022-1A, Class A3, 5.50%, 10/15/2027 (Callable 07/15/2027)(a)	46,419	46,498
Pagaya AI Debt Selection Trust, Series 2024-11, Class D, 6.31%, 07/15/2032 (Callable 12/15/2026)(a)	249,971	250,146
PennyMac Mortgage Investment Trust, Series 2017-PM1, Class XIO, 0.00%, 10/25/2048(a)(c)(h)	127,457,758	635,097
Progress Residential Trust
Series 2021-SFR3, Class G, 4.25%, 05/17/2026(a)	1,100,000	1,090,480
Series 2021-SFR6, Class G, 4.00%, 07/17/2038 (Callable 07/17/2026)(a)	700,000	690,025
QTS Issuer ABS I LLC, Series 2025-1A, Class B, 5.93%, 05/25/2055 (Callable 05/25/2028)(a)	250,000	253,340
Ready Capital Corp., Series 2023-FL11, Class B, 7.85% (1 mo. Term SOFR + 3.53%), 10/25/2039, (3.53% Floor) (Callable 07/25/2025)(a)	100,000	100,024
Renaissance Home Equity Loan Trust, Series 2004-4, Class MF2, 5.82%, 02/25/2035 (Callable 07/25/2025)(f)	233,100	205,048
Santander Consumer USA Holdings, Inc., Series 2022-3, Class C, 4.49%, 08/15/2029 (Callable 07/15/2026)	200,000	199,750
SBA Depositor LLC, Series 2022-1, 6.60%, 01/15/2028 (Callable 01/15/2027)(a)	145,000	148,755

The accompanying notes are an integral part of these financial statements.

104

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SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
SERVPRO Master Issuer LLC, Series 2024-1A, Class A2, 6.17%, 01/25/2054 (Callable 01/25/2029)(a)	$98,750	$101,098
Slam Ltd., Series 2024-1A, Class A, 5.34%, 09/15/2049(a)	114,303	112,450
SMB Private Education Loan Trust, Series 2024-F, Class A1A, 5.06%, 03/16/2054 (Callable 09/15/2035)(a)	91,262	91,964
SoFi Professional Loan Program LLC
Series 2018-C, Class R1, 0.00%, 01/25/2048 (Callable 07/25/2026)(a)(c)	10,000	74,866
Series 2020-C, Class AFX, 1.95%, 02/15/2046 (Callable 09/15/2028)(a)	56,947	53,298
Series 2021-B, Class R1, 0.00%, 02/15/2047 (Callable 02/15/2030)(a)(c)	10,000	268,592
Structured Asset Securities Corp., Series 2006-BC3, Class A3, 4.75% (1 mo. Term SOFR + 0.43%), 10/25/2036, (0.32% Floor) (Callable 07/25/2025)	385,168	321,351
Sunnova Energy International, Inc., Series 2023-A, Class A, 5.30%, 05/20/2050 (Callable 05/20/2028)(a)	88,340	79,670
Sunrun, Inc.
Series 2019-1A, Class A, 3.98%, 06/30/2054 (Callable 12/30/2030)(a)	82,442	76,450
Series 2025-1A, Class A2A, 6.41%, 04/30/2060(a)	99,891	99,003
Taco Bell Corp., Series 2016-1A, Class A23, 4.97%, 05/25/2046 (Callable 08/25/2025)(a)	129,375	129,409
T-Mobile US, Inc., Series 2022-1A, Class A, 4.91%, 05/22/2028 (Callable 01/20/2026)(a)	41,101	41,126
Vericrest Opportunity Loan Transferee, Series 2021-NPL1, Class A2, 8.95%, 02/27/2051 (Callable 07/25/2025)(a)(f)	178,650	178,550
Verus Securitization Trust, Series 2022-8, Class A3, 6.13%, 09/25/2067 (Callable 10/25/2025)(a)(f)	77,064	77,380

	Par	Value
Wendy’s SPV Guarantor LLC, Series 2019-1A, Class A2I, 3.78%, 06/15/2049 (Callable 09/15/2025)(a)	$88,489	$87,313
Wingstop, Inc., Series 2020-1A, Class A2, 2.84%, 12/05/2050 (Callable 09/05/2025)(a)	246,250	234,106
Zaxby’s Operating Co. LP, Series 2021-1A, Class A2, 3.24%, 07/30/2051 (Callable 07/30/2025)(a)	144,375	133,742
Zayo Group LLC, Series 2025-1A, Class A2, 5.65%, 03/20/2055 (Callable 09/20/2028)(a)	90,000	91,685
TOTAL ASSET-BACKED SECURITIES (Cost $13,307,580)		12,810,688
BANK LOANS - 6.7%
Basic Materials - 0.2%
Hexion Holdings Corp., Senior Secured First Lien, 8.31% (1 mo. SOFR US + 4.00%), 03/15/2029, (0.50% Floor) (Callable 07/31/2025)	29,548	29,521
INEOS US Finance LLC, Senior Secured First Lien, 7.33% (1 mo. SOFR US + 3.00%), 02/07/2031, (0.00% Floor) (Callable 07/31/2025)	94,626	90,509
INEOS US Petrochem LLC, Senior Secured First Lien
8.78% (1 mo. SOFR US + 4.25%), 03/29/2029, (0.00% Floor) (Callable 07/31/2025)	44,288	41,354
8.58% (1 mo. SOFR US + 4.25%), 10/07/2031, (0.00% Floor) (Callable 07/31/2025)	29,925	27,419
Vantage Specialty Chemicals, Inc., Senior Secured First Lien, 9.03% (3 mo. SOFR US + 4.75%), 10/26/2026, (0.50% Floor) (Callable 07/31/2025)	59,542	57,798
WR Grace Holdings LLC, Senior Secured First Lien, 7.55% (3 mo. SOFR US + 3.25%), 09/22/2028, (0.50% Floor) (Callable 07/31/2025)	24,935	25,003
		271,604

The accompanying notes are an integral part of these financial statements.

105

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Continued)
Communications - 0.3%
Acuris Finance US, Inc., Senior Secured First Lien, 8.05% (3 mo. SOFR US + 3.75%), 02/16/2028, (0.00% Floor) (Callable 07/31/2025)	$40,059	$40,146
Altice France SA, Senior Secured First Lien, 9.76% (3 mo. SOFR US + 5.50%), 08/31/2028, (0.00% Floor) (Callable 07/31/2025)	24,537	22,295
Arches Buyer, Inc., Senior Secured First Lien, 7.78% (1 mo. SOFR US + 3.25%), 12/06/2027, (0.50% Floor) (Callable 07/31/2025)	29,922	29,591
Cengage Learning, Inc., Senior Secured First Lien
7.82% (1 mo. SOFR US + 3.50%), 03/22/2031, (1.00% Floor) (Callable 07/31/2025)	9,119	9,151
7.83% (3 mo. SOFR US + 3.50%), 03/24/2031, (1.00% Floor) (Callable 07/31/2025)	15,632	15,688
CommScope T/L (12/24), Senior Secured First Lien, 9.58% (1 mo. SOFR US + 5.25%), 12/17/2029, (2.00% Floor)	67,700	68,624
CSC Holdings LLC, Senior Secured First Lien
9.00% (Prime Rate + 1.50%), 04/15/2027, (0.00% Floor) (Callable 07/31/2025)	23,138	22,572
8.81% (1 mo. SOFR US + 4.50%), 01/18/2028, (0.00% Floor) (Callable 07/31/2025)	10,000	9,881
Directv Financing LLC, Senior Secured First Lien, 9.80% (3 mo. SOFR US + 5.00%), 08/02/2027, (0.75% Floor) (Callable 07/31/2025)	4,361	4,383
Gen Digital, Inc., Senior Secured First Lien, 6.08% (1 mo. SOFR US + 1.75%), 04/16/2032, (0.00% Floor) (Callable 07/31/2025)	55,000	54,973
Gray Media, Inc., Senior Secured First Lien, 7.55% (1 mo. SOFR US + 3.00%), 12/01/2028, (0.00% Floor) (Callable 07/31/2025)	14,837	14,404

	Par	Value
Lumen Technologies, Inc., Senior Secured First Lien, 6.91% (1 mo. SOFR US + 2.35%), 04/16/2029, (2.00% Floor)	$13,208	$13,068
MH Sub I LLC, Senior Secured First Lien, 8.58% (1 mo. SOFR US + 4.25%), 12/31/2031, (0.50% Floor) (Callable 07/31/2025)	32,639	28,447
NEP Group, Inc., Senior Secured First Lien, 7.96% (3 mo. SOFR US + 3.25%), 08/19/2026, (0.00% Floor)	65,221	60,268
StubHub Holdco Sub LLC, Senior Secured First Lien, 9.08% (1 mo. SOFR US + 4.75%), 03/15/2030, (0.00% Floor) (Callable 07/31/2025)	39,008	37,967
Zayo Group Holdings, Inc., Senior Secured First Lien, 7.56% (1 mo. SOFR US + 3.00%), 03/09/2027, (0.00% Floor) (Callable 07/31/2025)	20,000	19,076
Zayo Group Holdings, Inc., First Lien, 8.58% (1 mo. Term SOFR + 4.25%), 03/09/2027 (Callable 07/31/2025)	9,974	9,605
		460,139
Consumer, Cyclical - 2.5%
1011778 BC ULC, Senior Secured First Lien, 6.08% (1 mo. SOFR US + 1.75%), 09/23/2030, (0.00% Floor) (Callable 07/31/2025)	707,339	705,203
AAdvantage Loyalty IP Ltd., Senior Secured First Lien
6.52% (3 mo. SOFR US + 2.25%), 04/20/2028, (0.00% Floor) (Callable 07/31/2025)	64,536	64,208
7.58% (3 mo. SOFR US + 3.25%), 05/28/2032, (0.00% Floor) (Callable 07/31/2025)	195,000	196,511
Aramark Services, Inc., Senior Secured First Lien
6.33% (1 mo. SOFR US + 2.00%), 04/06/2028, (0.00% Floor) (Callable 07/31/2025)	30,000	30,091
6.33% (1 mo. SOFR US + 2.00%), 06/24/2030, (0.00% Floor) (Callable 07/31/2025)	133,097	133,651

The accompanying notes are an integral part of these financial statements.

106

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Continued)
Consumer, Cyclical - (Continued)
AS Mileage Plan IP Ltd., Senior Secured First Lien, 6.27% (3 mo. SOFR US + 2.00%), 10/15/2031, (0.00% Floor) (Callable 07/31/2025)	$94,463	$95,077
Aspire Bakeries T/L B (6/25), 0.00%, 12/23/2030	34,824	34,828
BCPE Empire Holdings, Inc., Senior Secured First Lien, 7.58% (1 mo. SOFR US + 3.25%), 12/26/2030, (0.50% Floor) (Callable 07/31/2025)	69,327	69,015
Beach Acquisition Bidco LLC, 8.06% (1 mo. Term SOFR + 3.25%), 06/28/2032 (Callable 07/31/2025)	25,000	25,156
Carnival Corp., Senior Secured First Lien
6.31% (1 mo. SOFR US + 2.00%), 08/09/2027, (0.75% Floor) (Callable 07/31/2025)	22,312	22,367
6.31% (1 mo. SOFR US + 2.00%), 10/18/2028, (0.75% Floor) (Callable 07/31/2025)	83,000	83,169
Clarios Global LP, Senior Secured First Lien, 7.08% (1 mo. SOFR US + 2.75%), 01/28/2032, (0.00% Floor) (Callable 07/31/2025)	375,000	375,821
ClubCorp Holdings, Inc., Senior Secured First Lien
9.82% (3 mo. SOFR US + 5.00%), 09/18/2026, (0.00% Floor)	57,384	57,528
9.82% (3 mo. SOFR US + 5.00%), 09/18/2026, (0.00% Floor)	35	35
Crown Finance US, Inc., Senior Secured First Lien, 9.57% (1 mo. SOFR US + 5.25%), 12/02/2031, (0.00% Floor) (Callable 07/31/2025)	24,887	24,912
Delta 2 Lux Sarl, Senior Secured First Lien, 6.30% (3 mo. SOFR US + 2.00%), 09/19/2031, (0.50% Floor) (Callable 07/31/2025)	85,000	85,244
Delta 2 Lux Sarl, 7.20% (3 mo. Term SOFR + 2.00%), 09/19/2031 (Callable 07/31/2025)	43,000	43,124

	Par	Value
Dexko Global, Inc., Senior Secured First Lien, 8.45% (1 mo. SOFR US + 3.75%), 10/04/2028, (0.50% Floor) (Callable 07/31/2025)	$32,918	$31,581
EG America LLC, Senior Secured First Lien, 8.58% (3 mo. SOFR US + 4.25%), 02/07/2028, (0.00% Floor) (Callable 07/31/2025)	26,002	26,153
Fertitta Entertainment LLC/NV, Senior Secured First Lien, 7.83% (1 mo. SOFR US + 3.50%), 01/29/2029, (0.50% Floor) (Callable 07/31/2025)	66,209	66,211
Flutter Financing BV, Senior Secured First Lien, 6.30% (3 mo. SOFR US + 2.00%), 06/04/2032, (0.50% Floor) (Callable 07/31/2025)	15,000	15,019
GBT US III LLC, Senior Secured First Lien, 6.78% (3 mo. SOFR US + 2.50%), 07/28/2031, (0.00% Floor) (Callable 07/31/2025)	24,875	24,948
Gloves Buyer, Inc., Senior Secured First Lien, 8.44% (1 mo. SOFR US + 4.00%), 05/24/2032, (0.50% Floor) (Callable 07/31/2025)	165,000	162,113
Golden State Foods LLC, Senior Secured First Lien, 8.56% (1 mo. SOFR US + 4.25%), 12/04/2031, (0.00% Floor) (Callable 07/31/2025)	19,851	19,971
Great Outdoors Group LLC, Senior Secured First Lien, 7.58% (1 mo. SOFR US + 3.25%), 01/23/2032, (0.75% Floor) (Callable 07/31/2025)	426,711	426,779
Hilton Domestic Operating Co., Inc., Senior Secured First Lien, 6.07% (1 mo. SOFR US + 1.75%), 11/08/2030, (0.00% Floor) (Callable 07/31/2025)	140,000	140,634
Hunter Douglas, Inc., Senior Secured First Lien, 7.55% (3 mo. SOFR US + 3.25%), 01/20/2032, (0.00% Floor) (Callable 07/31/2025)	43,822	43,722
JetBlue Airways Corp., Senior Secured First Lien
9.07% (3 mo. SOFR US + 4.75%), 08/27/2029, (0.50% Floor) (Callable 07/31/2025)	185,340	174,521

The accompanying notes are an integral part of these financial statements.

107

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Continued)
Consumer, Cyclical - (Continued)
9.07% (3 mo. SOFR US + 4.75%), 08/27/2029, (0.50% Floor) (Callable 07/31/2025)	$19,115	$18,000
KFC Holding Co., Senior Secured First Lien, 6.18% (1 mo. SOFR US + 1.75%), 03/15/2028, (0.00% Floor) (Callable 07/31/2025)	118,912	119,637
LBM Acquisition LLC, Senior Secured First Lien, 8.26% (1 mo. SOFR US + 3.75%), 06/06/2031, (0.75% Floor) (Callable 07/31/2025)	91,012	85,323
LC Ahab US Bidco LLC, Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 05/01/2031, (0.00% Floor)	49,787	49,818
Life Time, Inc., Senior Secured First Lien, 6.78% (3 mo. SOFR US + 2.50%), 11/05/2031, (0.00% Floor) (Callable 07/31/2025)	75	75
Michaels Cos., Inc., First Lien, 8.81% (3 mo. Term SOFR + 4.25%), 04/17/2028 (Callable 07/31/2025)	14,961	12,577
Ontario Gaming GTA LP, Senior Secured First Lien, 8.55% (3 mo. SOFR US + 4.25%), 08/01/2030, (0.50% Floor) (Callable 07/31/2025)	30,483	30,231
PetSmart LLC, Senior Secured First Lien, 8.28% (1 mo. SOFR US + 3.75%), 02/14/2028, (0.75% Floor) (Callable 07/31/2025)	62,618	62,109
QXO Building Products, Inc., Senior Secured First Lien, 7.28% (3 mo. SOFR US + 3.00%), 04/30/2032, (0.00% Floor) (Callable 07/31/2025)	11,333	11,425
Sabre GLBL, Inc., Senior Secured First Lien
8.06% (1 mo. SOFR US + 3.50%), 12/17/2027, (0.50% Floor) (Callable 07/31/2025)	8,884	8,764
10.53% (1 mo. SOFR US + 6.00%), 11/15/2029, (0.00% Floor) (Callable 07/31/2025)	7,816	7,455

	Par	Value
Sabre GLBL, Inc., First Lien, 10.43% (1 mo. Term SOFR + 6.00%), 11/15/2029 (Callable 07/31/2025)	$18,114	$18,114
Solenis Holdings Ltd., Senior Secured First Lien, 7.30% (3 mo. SOFR US + 3.00%), 06/23/2031, (0.50% Floor) (Callable 07/31/2025)	74,438	73,711
SWF Holdings I Corp., Senior Secured First Lien, 8.56% (1 mo. SOFR US + 4.00%), 10/06/2028, (1.00% Floor)	10,896	8,403
Travel + Leisure Co., Senior Secured First Lien, 6.83% (1 mo. SOFR US + 2.50%), 12/14/2029, (0.50% Floor) (Callable 07/31/2025)	258,376	258,957
UFC Holdings LLC, Senior Secured First Lien, 6.57% (3 mo. SOFR US + 2.25%), 11/21/2031, (0.00% Floor) (Callable 07/31/2025)	164,263	165,062
United Airlines, Inc., Senior Secured First Lien, 6.28% (3 mo. SOFR US + 2.00%), 02/24/2031, (0.00% Floor) (Callable 07/31/2025)	177,006	177,615
Victra Holdings LLC, Senior Secured First Lien, 8.55% (3 mo. SOFR US + 4.25%), 03/29/2029, (0.75% Floor) (Callable 07/31/2025)	24,375	24,413
Voyager Parent LLC, 9.07% (1 mo. Term SOFR + 4.75%), 05/10/2032 (Callable 07/31/2025)	120,000	118,933
WestJet Loyalty LP, Senior Secured First Lien, 7.55% (3 mo. SOFR US + 3.25%), 02/14/2031, (0.00% Floor) (Callable 07/31/2025)	29,226	29,266
White Cap Supply Holdings LLC, Senior Secured First Lien, 7.58% (1 mo. SOFR US + 3.25%), 10/31/2029, (0.00% Floor) (Callable 07/31/2025)	54,762	54,547
		4,512,027
Consumer, Non-cyclical - 1.1%
1261229 BC Ltd., Senior Secured First Lien, 10.56% (1 mo. SOFR US + 6.25%), 10/08/2030, (0.00% Floor) (Callable 07/31/2025)	15,000	14,500
ADMI Corp., Senior Secured First Lien, 8.31% (1 mo. SOFR US + 3.75%), 12/23/2027, (0.50% Floor)	49,095	46,947

The accompanying notes are an integral part of these financial statements.

108

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Continued)
Consumer, Non-cyclical - (Continued)
Allied Universal Holdco LLC, Senior Secured First Lien, 8.28% (1 mo. SOFR US + 3.75%), 05/15/2028, (0.50% Floor) (Callable 07/31/2025)	$69,622	$70,033
Aveanna Healthcare LLC, Senior Secured First Lien, 8.28% (3 mo. SOFR US + 3.75%), 07/17/2028, (0.50% Floor) (Callable 07/31/2025)	95,225	93,410
Bausch + Lomb Corp., First Lien, 8.57% (1 mo. Term SOFR + 4.25%), 01/15/2031 (Callable 07/31/2025)	95,000	95,297
Camelot US Acquisition LLC, First Lien, 7.58% (1 mo. Term SOFR + 3.25%), 01/31/2031 (Callable 07/31/2025)	40,000	40,075
CHG Healthcare Services, Inc., Senior Secured First Lien, 7.33% (3 mo. SOFR US + 3.00%), 09/29/2028, (0.50% Floor) (Callable 07/31/2025)	53,293	53,538
Creative Artists Agency LLC, Senior Secured First Lien, 7.08% (1 mo. SOFR US + 2.75%), 10/01/2031, (0.00% Floor) (Callable 07/31/2025)	4,975	4,995
EAB Global, Inc., Senior Secured First Lien, 7.33% (1 mo. SOFR US + 3.00%), 08/16/2030, (0.50% Floor) (Callable 07/31/2025)	29,625	29,144
Gainwell Acquisition Corp., Senior Secured First Lien, 4.50% (3 mo. SOFR US + 4.00%), 10/01/2027, (0.75% Floor) (Callable 07/31/2025)	91,715	88,574
Garda World Security Corp., Senior Secured First Lien, 7.31% (1 mo. SOFR US + 3.00%), 02/01/2029, (0.00% Floor) (Callable 07/31/2025)	14,211	14,254
Grant Thornton Advisors LLC, Senior Secured First Lien, 7.33% (1 mo. SOFR US + 3.00%), 05/30/2031, (0.00% Floor) (Callable 07/31/2025)	40,000	40,115

	Par	Value
Herc Holdings, Inc., Senior Secured First Lien, 6.32% (1 mo. SOFR US + 2.00%), 06/02/2032, (0.00% Floor) (Callable 07/31/2025)	$15,000	$15,075
Kronos Acquisition Holdings, Inc., Senior Secured First Lien, 8.30% (3 mo. SOFR US + 4.00%), 07/08/2031, (0.00% Floor) (Callable 07/31/2025)	14,116	12,690
LifePoint Health, Inc., Senior Secured First Lien, 8.01% (3 mo. SOFR US + 3.75%), 05/19/2031, (0.00% Floor) (Callable 07/31/2025)	72,291	71,636
Mavis Tire Express Services Topco Corp., Senior Secured First Lien, 7.33% (3 mo. SOFR US + 3.00%), 05/04/2028, (0.75% Floor) (Callable 07/31/2025)	14,963	14,974
Medline Borrower LP, Senior Secured First Lien, 6.58% (1 mo. SOFR US + 2.25%), 10/23/2028, (0.50% Floor) (Callable 07/31/2025)	332,649	333,406
Opal US LLC, Senior Secured First Lien, 7.44% (6 mo. SOFR US + 3.25%), 04/23/2032, (0.00% Floor) (Callable 07/31/2025)	295,000	296,568
Organon & Co., Senior Secured First Lien, 6.57% (1 mo. SOFR US + 2.25%), 05/19/2031, (0.50% Floor) (Callable 07/31/2025)	40,000	39,433
Prime Security Services Borrower LLC, 6.07% (1 mo. Term SOFR + 1.75%), 03/08/2032 (Callable 07/31/2025)	59,850	59,445
Radiology Partners, Inc., 8.82% (1 mo. Term SOFR + 4.50%), 06/30/2032 (Callable 07/31/2025)	65,000	64,553
Restaurant Technologies, Inc., Senior Secured First Lien, 8.55% (3 mo. SOFR US + 4.25%), 04/02/2029, (0.50% Floor) (Callable 07/31/2025)	39,414	39,152
Savor Acquisition, Inc., Senior Secured First Lien, 7.58% (1 mo. SOFR US + 3.25%), 02/19/2032, (0.00% Floor) (Callable 07/31/2025)	36,552	36,817

The accompanying notes are an integral part of these financial statements.

109

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Continued)
Consumer, Non-cyclical - (Continued)
Savor Acquisition, Inc., First Lien, 7.56% (3 mo. Term SOFR + 3.25%), 02/19/2032 (Callable 07/31/2025)	$3,448	$3,473
Select Medical Corp., Senior Secured First Lien, 6.33% (1 mo. SOFR US + 2.00%), 12/03/2031, (0.00% Floor) (Callable 07/31/2025)	29,850	29,981
Sotera Health Holdings LLC, Senior Secured First Lien, 7.55% (1 mo. SOFR US + 3.25%), 05/30/2031, (0.00% Floor) (Callable 07/31/2025)	79,400	79,847
Team Health Holdings, Inc., Senior Secured First Lien, 9.53% (3 mo. SOFR US + 5.25%), 03/02/2027, (1.00% Floor) (Callable 07/31/2025)	29,741	29,639
United Rentals North America, Inc., Senior Secured First Lien, 6.08% (1 mo. SOFR US + 1.75%), 02/14/2031, (0.00% Floor) (Callable 07/31/2025)	78,850	79,704
Verde Purchaser LLC, Senior Secured First Lien, 8.30% (3 mo. SOFR US + 4.00%), 11/30/2030, (0.00% Floor) (Callable 07/31/2025)	24,900	25,018
Vestis Corp., Senior Secured First Lien, 6.58% (3 mo. SOFR US + 2.25%), 02/24/2031, (0.00% Floor) (Callable 07/31/2025)	44,094	42,440
Wand NewCo 3, Inc., Senior Secured First Lien, 6.83% (1 mo. SOFR US + 2.50%), 01/30/2031, (0.00% Floor) (Callable 07/31/2025)	57,749	57,557
		1,922,290
Energy - 0.2%
Apro LLC, Senior Secured First Lien, 8.06% (1 mo. SOFR US + 3.75%), 07/09/2031, (0.00% Floor) (Callable 07/31/2025)	54,637	54,569
Freeport LNG Investments LLLP, Senior Secured First Lien, 7.52% (3 mo. SOFR US + 3.25%), 12/21/2028, (0.00% Floor) (Callable 07/31/2025)	52,641	52,762

	Par	Value
Hilcorp Energy I LP, Senior Secured First Lien, 6.31% (1 mo. SOFR US + 2.00%), 02/11/2030, (0.00% Floor) (Callable 07/31/2025)	$149,625	$150,093
Long Ridge Energy T/L B (2/25), Senior Secured First Lien, 8.83% (3 mo. SOFR US + 4.50%), 02/09/2032, (0.00% Floor)	154,613	152,937
WaterBridge Midstream Operating LLC, Senior Secured First Lien, 9.58% (3 mo. SOFR US + 4.75%), 06/27/2029, (0.00% Floor) (Callable 07/31/2025)	14,888	14,848
WhiteWater Matterhorn Holdings LLC, Senior Secured First Lien, 6.57% (3 mo. SOFR US + 2.25%), 06/16/2032, (0.00% Floor) (Callable 07/31/2025)	15,000	15,012
		440,221
Financial - 0.5%
Acrisure LLC, Senior Secured First Lien, 7.33% (1 mo. SOFR US + 3.00%), 11/06/2030, (0.00% Floor) (Callable 07/31/2025)	91,824	91,716
Alera Group, Inc., Senior Secured First Lien, 7.58% (1 mo. SOFR US + 3.25%), 05/28/2032, (0.50% Floor) (Callable 07/31/2025)	45,000	45,186
Alliant Holdings Intermediate LLC, Senior Secured First Lien, 7.07% (1 mo. SOFR US + 2.75%), 09/19/2031, (0.00% Floor) (Callable 07/31/2025)	98,506	98,640
AmWINS Group, Inc., Senior Secured First Lien, 6.58% (1 mo. SOFR US + 2.25%), 01/30/2032, (0.75% Floor) (Callable 07/31/2025)	44,775	44,841
Ardonagh Group Finco Pty Ltd., First Lien, 7.04% (6 mo. Term SOFR + 3.75%), 02/18/2031	54,863	54,588
Asurion LLC, Senior Secured First Lien, 8.78% (1 mo. SOFR US + 4.25%), 08/21/2028, (0.00% Floor) (Callable 07/31/2025)	44,320	43,912
Asurion LLC, First Lien, 8.56% (1 mo. Term SOFR + 4.25%), 09/19/2030 (Callable 07/31/2025)	10,000	9,728

The accompanying notes are an integral part of these financial statements.

110

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Continued)
Financial - (Continued)
BCP VI Summit Holdings LP, Senior Secured First Lien, 7.83% (1 mo. SOFR US + 3.50%), 01/30/2032, (0.00% Floor) (Callable 07/31/2025)	$50,000	$50,378
BroadStreet Partners, Inc., Senior Secured First Lien, 7.33% (1 mo. SOFR US + 3.00%), 06/16/2031, (0.00% Floor) (Callable 07/31/2025)	34,650	34,731
Colossus Acquireco LLC, 6.06% (1 mo. Term SOFR + 1.75%), 06/14/2032 (Callable 07/31/2025)	115,000	114,382
Corpay Technologies Operating Co. LLC, Senior Secured First Lien, 6.08% (1 mo. SOFR US + 1.75%), 04/28/2028, (0.00% Floor) (Callable 07/31/2025)	9,950	9,963
CPI Holdco B LLC, Senior Secured First Lien, 6.58% (1 mo. SOFR US + 2.25%), 05/19/2031, (0.00% Floor) (Callable 07/31/2025)	20,000	20,006
Edelman Financial Engines Center LLC, Senior Secured Second Lien, 9.58% (1 mo. SOFR US + 5.25%), 10/06/2028, (0.00% Floor) (Callable 07/31/2025)	25,000	25,134
Focus Financial Partners LLC, First Lien, 7.08% (1 mo. Term SOFR + 2.75%), 09/15/2031 (Callable 07/31/2025)	19,950	19,930
GC Ferry Acquisition I, Inc., 7.83% (1 mo. Term SOFR + 3.50%), 06/07/2032 (Callable 07/31/2025)	60,000	59,019
Hightower Holding LLC, Senior Secured First Lien, 7.26% (3 mo. SOFR US + 3.00%), 02/03/2032, (0.00% Floor) (Callable 07/31/2025)	99,600	99,517
OneDigital Borrower LLC, Senior Secured First Lien, 7.33% (1 mo. SOFR US + 3.00%), 07/02/2031, (0.50% Floor) (Callable 07/31/2025)	69,150	69,129

	Par	Value
Trucordia Insurance Holdings LLC, First Lien, 7.56% (1 mo. Term SOFR + 3.25%), 06/17/2032 (Callable 07/31/2025)	$50,000	$50,156
		940,956
Industrial - 1.0%
AECOM, Senior Secured First Lien, 6.07% (1 mo. SOFR US + 1.75%), 04/17/2031, (0.00% Floor) (Callable 07/31/2025)	187,864	189,654
Brand Industrial Services, Inc., Senior Secured First Lien, 8.78% (3 mo. SOFR US + 4.50%), 08/01/2030, (0.50% Floor) (Callable 07/31/2025)	29,551	24,854
Clean Harbors, Inc., Senior Secured First Lien, 6.08% (1 mo. SOFR US + 1.75%), 10/10/2028, (0.00% Floor) (Callable 07/31/2025)	128,869	130,206
Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien, 7.58% (1 mo. SOFR US + 3.25%), 03/29/2032, (0.50% Floor) (Callable 07/31/2025)	179,070	178,573
Construction Partners, Inc., Senior Secured First Lien, 6.83% (1 mo. SOFR US + 2.50%), 11/03/2031, (0.00% Floor) (Callable 07/31/2025)	44,775	44,971
Dynasty Acquisition Co., Inc., Senior Secured First Lien
6.33% (1 mo. SOFR US + 2.00%), 10/31/2031, (0.00% Floor) (Callable 07/31/2025)	69,199	69,309
6.33% (1 mo. SOFR US + 2.00%), 10/31/2031 (Callable 07/31/2025)	26,321	26,363
Emrld Borrower LP, Senior Secured First Lien, 6.83% (1 mo. SOFR US + 2.50%), 08/04/2031, (0.00% Floor) (Callable 07/31/2025)	14,888	14,882
GFL ES US LLC, Senior Secured First Lien, 6.82% (3 mo. SOFR US + 2.50%), 03/03/2032, (0.00% Floor) (Callable 07/31/2025)	70,000	70,131

The accompanying notes are an integral part of these financial statements.

111

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SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Continued)
Industrial - (Continued)
Husky Injection Molding Systems Ltd., Senior Secured First Lien
8.67% (1 mo. SOFR US + 4.50%), 02/15/2029, (0.00% Floor) (Callable 07/31/2025)	$44,550	$44,725
8.80% (3 mo. SOFR US + 4.50%), 02/15/2029, (0.00% Floor) (Callable 07/31/2025)	44,550	44,725
Kaman Corp., First Lien, 7.30% (3 mo. Term SOFR + 2.75%), 02/26/2032 (Callable 07/31/2025)	6,466	6,466
Kaman Corp., Senior Secured First Lien
7.03% (6 mo. SOFR US + 2.75%), 02/26/2032, (0.50% Floor) (Callable 07/31/2025)	34,267	34,270
7.08% (3 mo. SOFR US + 2.75%), 02/26/2032, (0.50% Floor) (Callable 07/31/2025)	34,267	34,270
Madison IAQ LLC, Senior Secured First Lien, 7.51% (3 mo. SOFR US + 3.25%), 05/06/2032, (0.50% Floor) (Callable 07/31/2025)	60,000	60,237
Madison Safety & Flow LLC, Senior Secured First Lien, 7.08% (1 mo. SOFR US + 2.75%), 09/26/2031, (0.00% Floor) (Callable 07/31/2025)	24,813	24,890
MIWD Holdco II LLC, Senior Secured First Lien, 7.33% (1 mo. SOFR US + 3.00%), 03/28/2031, (0.00% Floor) (Callable 07/31/2025)	44,887	45,040
MX Holdings US, Inc., Senior Secured First Lien, 6.58% (1 mo. SOFR US + 2.25%), 03/17/2032, (0.00% Floor) (Callable 07/31/2025)	15,000	15,084
Pretium PKG Holdings, Inc., Senior Secured First Lien, 8.01% (3 mo. SOFR US + 3.75%), 10/02/2028, (1.00% Floor)	22,958	22,970
Quikrete Holdings, Inc., Senior Secured First Lien, 6.58% (1 mo. SOFR US + 2.25%), 02/10/2032, (0.00% Floor) (Callable 07/31/2025)	394,013	393,963

	Par	Value
Signia Aerospace LLC, Senior Secured First Lien, 7.30% (3 mo. SOFR US + 3.00%), 12/11/2031, (0.50% Floor) (Callable 07/31/2025)	$59,850	$60,224
Signia Aerospace LLC, First Lien, 7.67% (3 mo. Term SOFR + 3.00%), 12/11/2031 (Callable 07/31/2025)	5,000	5,031
Tecta America Corp., Senior Secured First Lien, 7.33% (1 mo. SOFR US + 3.00%), 02/18/2032, (0.00% Floor) (Callable 07/31/2025)	45,000	45,155
TransDigm, Inc., Senior Secured First Lien
7.05% (3 mo. SOFR US + 2.75%), 03/22/2030, (0.00% Floor) (Callable 07/31/2025)	29,625	29,765
6.80% (3 mo. SOFR US + 2.50%), 02/28/2031, (0.00% Floor) (Callable 07/31/2025)	49,313	49,456
6.80% (3 mo. SOFR US + 2.50%), 01/20/2032, (0.00% Floor) (Callable 07/31/2025)	39,576	39,680
Trident TPI Holdings, Inc., Senior Secured First Lien, 8.05% (6 mo. SOFR US + 3.75%), 09/18/2028, (0.50% Floor) (Callable 07/31/2025)	59,850	58,885
		1,763,779
Technology - 0.8%
Applied Systems, Inc., Senior Secured Second Lien, 8.80% (3 mo. SOFR US + 4.50%), 02/23/2032, (0.00% Floor)	10,000	10,279
Ascend Learning LLC, Senior Secured First Lien, 7.33% (1 mo. SOFR US + 3.00%), 12/11/2028, (0.00% Floor) (Callable 07/31/2025)	94,343	94,436
AthenaHealth Group, Inc., Senior Secured First Lien, 7.08% (1 mo. SOFR US + 2.75%), 02/15/2029, (0.50% Floor)	65,453	65,461
BMC Software, Inc., Senior Secured First Lien, 7.33% (3 mo. SOFR US + 3.00%), 07/30/2031, (0.00% Floor) (Callable 07/31/2025)	89,775	89,320

The accompanying notes are an integral part of these financial statements.

112

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SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Continued)
Technology - (Continued)
Boxer Parent Co., Inc., Senior Secured Second Lien, 10.08% (3 mo. SOFR US + 5.75%), 07/30/2032, (0.00% Floor) (Callable 07/31/2025)	$34,012	$33,183
CACI International, Inc., Senior Secured First Lien
6.07% (1 mo. SOFR US + 1.75%), 10/30/2031, (0.00% Floor) (Callable 07/31/2025)	205,240	205,241
6.08% (1 mo. SOFR US + 1.75%), 10/30/2031, (0.00% Floor) (Callable 07/31/2025)	13,560	13,561
Central Parent, Inc., Senior Secured First Lien, 7.55% (3 mo. SOFR US + 3.25%), 07/06/2029, (0.00% Floor) (Callable 07/31/2025)	9,950	8,333
Clearwater Analytics LLC, Senior Secured First Lien, 6.52% (3 mo. SOFR US + 2.25%), 04/21/2032, (0.00% Floor) (Callable 07/31/2025)	170,000	170,212
Cloud Software Group, Inc., Senior Secured First Lien, 8.05% (3 mo. SOFR US + 3.75%), 03/24/2031, (0.50% Floor) (Callable 07/31/2025)	223,788	224,417
Cotiviti, Inc., Senior Secured First Lien
7.07% (1 mo. SOFR US + 2.75%), 05/01/2031, (0.00% Floor) (Callable 07/31/2025)	49,004	48,836
7.07% (1 mo. SOFR US + 2.75%), 03/29/2032, (0.00% Floor) (Callable 07/31/2025)	45,000	44,841
Dcert Buyer, Inc., First Lien, 8.33% (1 mo. Term SOFR + 4.00%), 10/16/2026 (Callable 07/31/2025)	0(j)	0(j)
Kaseya, Inc., Senior Secured First Lien, 7.58% (1 mo. SOFR US + 3.25%), 03/22/2032, (0.00% Floor) (Callable 07/31/2025)	184,538	185,475
McAfee Corp., Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 03/01/2029, (0.50% Floor) (Callable 07/31/2025)	38,785	37,747

		Par	Value
Mitchell International, Inc., Senior Secured First Lien, 7.58% (1 mo. SOFR US + 3.25%), 06/17/2031, (0.50% Floor) (Callable 07/31/2025)		$62,606	$62,627
Mitchell International, Inc., Senior Secured Second Lien, 9.58% (1 mo. SOFR US + 5.25%), 06/17/2032, (0.00% Floor) (Callable 07/31/2025)		10,000	9,877
Peraton Corp., Senior Secured First Lien, 8.28% (1 mo. SOFR US + 3.75%), 02/01/2028, (0.75% Floor) (Callable 07/31/2025)		29,788	26,381
PointClickCare Technologies, Inc., Senior Secured First Lien, 7.42% (6 mo. SOFR US + 3.25%), 11/03/2031, (0.00% Floor) (Callable 07/31/2025)		138	137
Polaris Newco LLC, Senior Secured First Lien, 8.41% (3 mo. SOFR US + 3.75%), 06/05/2028, (0.50% Floor) (Callable 07/31/2025)		29,692	28,976
RealPage, Inc., Senior Secured First Lien, 8.05% (3 mo. SOFR US + 3.75%), 04/24/2028, (0.50% Floor) (Callable 07/31/2025)		19,950	20,007
Zelis Payments Buyer, Inc., Senior Secured First Lien, 7.58% (1 mo. SOFR US + 3.25%), 11/26/2031, (0.00% Floor) (Callable 07/31/2025)		54,750	54,533
			1,433,880
Utilities - 0.1%
NRG Energy, Inc., Senior Secured First Lien, 6.08% (3 mo. SOFR US + 1.75%), 04/16/2031, (0.00% Floor) (Callable 07/31/2025)		198,405	199,025
TOTAL BANK LOANS (Cost $11,952,514)			11,943,921
FOREIGN GOVERNMENT DEBT OBLIGATIONS - 5.8%
Abu Dhabi Government International Bond, 3.88%, 04/16/2050(a)		200,000	154,804
Airservices Australia
5.40%, 11/15/2028 (Callable 08/15/2028)	AUD	200,000	137,158
2.20%, 05/15/2030	AUD	210,000	125,513

The accompanying notes are an integral part of these financial statements.

113

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SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

		Par	Value
FOREIGN GOVERNMENT DEBT OBLIGATIONS - (Continued)
Brazil Letras do Tesouro Nacional, 0.00%, 01/01/2026(c)	BRL	5,978,000	$1,024,123
Brazil Notasdo Tesouro Nacional Serie B
6.00%, 05/15/2035	BRL	300,000	230,750
6.00%, 08/15/2050	BRL	213,000	160,899
Bundesrepublik Deutschland Bundesanleihe
2.20%, 02/15/2034	EUR	105,000	120,652
0.00%, 05/15/2035(c)	EUR	55,000	50,083
Canadian Government Bond
3.50%, 09/01/2029	CAD	85,000	64,173
0.50%, 12/01/2030	CAD	70,000	45,236
China Government Bond, 2.69%, 08/12/2026	CNY	680,000	96,337
Colombia Government International Bond, 4.13%, 05/15/2051 (Callable 11/15/2050)		200,000	114,000
CPPIB Capital, Inc., 2.25%, 12/01/2031(a)	CAD	100,000	68,902
Finland Government Bond, 3.00%, 09/15/2033(a)	EUR	150,000	178,840
Guatemala Government Bond, 4.50%, 05/03/2026		200,000	198,250
Indonesia Government International Bond, 3.05%, 03/12/2051		100,000	65,820
Indonesia Treasury Bond
8.38%, 09/15/2026	IDR	1,606,000,000	101,791
5.13%, 04/15/2027	IDR	211,000,000	12,795
6.38%, 08/15/2028	IDR	4,531,000,000	280,316
9.00%, 03/15/2029	IDR	514,000,000	34,462
6.50%, 07/15/2030	IDR	2,823,000,000	175,066
6.50%, 02/15/2031	IDR	5,458,000,000	336,658
8.75%, 05/15/2031	IDR	2,438,000,000	166,478
6.38%, 04/15/2032	IDR	5,326,000,000	325,038
6.63%, 05/15/2033	IDR	1,779,000,000	109,118
6.63%, 02/15/2034	IDR	1,680,000,000	103,232
7.50%, 06/15/2035	IDR	1,015,000,000	66,120
Japan Government Twenty Year Bond, 2.10%, 12/20/2025	JPY	84,050,000	588,166
Mexican Udibonos, 2.75%, 11/27/2031	MXN	9,338,832	441,310
NBN Co. Ltd., 5.35%, 03/06/2035 (Callable 12/06/2034)	AUD	90,000	60,358
New South Wales Treasury Corp.
4.75%, 09/20/2035	AUD	295,000	192,471
4.25%, 02/20/2036	AUD	355,000	219,887
2.25%, 05/07/2041	AUD	205,000	90,714
New Zealand Government Bond
2.00%, 05/15/2032	NZD	240,000	126,911
4.25%, 05/15/2034	NZD	725,000	435,236

		Par	Value
4.50%, 05/15/2035	NZD	445,000	$270,065
4.25%, 05/15/2036	NZD	118,000	69,480
1.75%, 05/15/2041	NZD	405,000	159,896
New Zealand Local Government Funding Agency Bond
2.25%, 05/15/2031	NZD	320,000	173,462
3.50%, 04/14/2033	NZD	132,000	73,944
Norway Government Bond
2.13%, 05/18/2032(a)	NOK	3,335,000	298,543
3.75%, 06/12/2035(a)	NOK	955,000	94,181
Paraguay Government International Bond, 4.70%, 03/27/2027		143,000	142,642
Philippine Government Bond
6.25%, 02/28/2029	PHP	8,670,000	155,986
6.50%, 05/19/2029	PHP	7,390,000	134,000
6.38%, 07/27/2030	PHP	16,180,000	292,975
6.75%, 09/15/2032	PHP	12,890,000	236,980
6.38%, 04/28/2035	PHP	6,680,000	118,959
8.00%, 09/30/2035	PHP	3,300,000	65,850
Province of Quebec Canada, 4.50%, 09/08/2033		153,000	153,013
Queensland Treasury Corp.
5.25%, 07/21/2036(a)	AUD	385,000	257,133
2.25%, 11/20/2041(a)	AUD	200,000	86,072
Singapore Government Bond, 3.38%, 09/01/2033	SGD	215,000	184,246
South Australian Government Financing Authority, 1.75%, 05/24/2034	AUD	265,000	136,563
Treasury Corp. of Victoria
2.25%, 11/20/2034	AUD	150,000	79,302
5.00%, 11/20/2040	AUD	140,000	87,326
United Kingdom Gilt
4.13%, 07/22/2029	GBP	90,000	124,687
3.25%, 01/31/2033	GBP	125,000	160,497
4.25%, 07/31/2034	GBP	125,000	169,333
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $10,474,296)			10,426,802
COLLATERALIZED LOAN OBLIGATIONS - 3.7%
AB BSL CLO Ltd., Series 2023-4A, Class BR, 6.13% (3 mo. Term SOFR + 1.90%), 04/20/2038, (1.90% Floor) (Callable 04/20/2027)(a)		250,000	250,231
Bain Capital Credit CLO
Series 2022-6A, Class CR, 6.27% (3 mo. Term SOFR + 2.00%), 01/22/2038, (2.00% Floor) (Callable 01/22/2027)(a)		500,000	501,101

The accompanying notes are an integral part of these financial statements.

114

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SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Series 2024-4A, Class C, 6.18% (3 mo. Term SOFR + 1.90%), 10/23/2037, (1.90% Floor) (Callable 10/23/2026)(a)	$250,000	$250,935
BDS Ltd.
Series 2021-FL10, Class A, 5.78% (1 mo. Term SOFR + 1.46%), 12/16/2036, (1.46% Floor) (Callable 07/16/2025)(a)	48,244	48,249
Series 2021-FL9, Class D, 6.68% (1 mo. Term SOFR + 2.36%), 11/16/2038, (2.25% Floor) (Callable 07/16/2025)(a)	100,000	99,802
BlueMountain CLO Ltd., Series 2021-28A, Class C, 6.52% (3 mo. Term SOFR + 2.26%), 04/15/2034, (2.00% Floor) (Callable 07/15/2025)(a)	250,000	250,065
CBAM Ltd., Series 2017-1A, Class CR2, 6.37% (3 mo. Term SOFR + 2.10%), 01/20/2038, (2.10% Floor) (Callable 01/20/2027)(a)	250,000	250,678
Cent CLO, Series 2018-27A, Class DR, 8.37% (3 mo. Term SOFR + 4.09%), 01/25/2035, (3.83% Floor) (Callable 07/25/2025)(a)	500,000	488,908
CIFC Funding Ltd., Series 2015-4A, Class BR2, 6.43% (3 mo. Term SOFR + 2.16%), 04/20/2034, (2.16% Floor) (Callable 07/20/2025)(a)	250,000	250,251
Elmwood CLO Ltd., Series 2020-1A, Class AR, 5.73% (3 mo. Term SOFR + 1.46%), 04/18/2037, (1.46% Floor) (Callable 04/18/2026)(a)	250,000	251,030
Empower CLO Ltd., Series 2024-2A, Class C, 6.36% (3 mo. Term SOFR + 2.10%), 07/15/2037, (2.10% Floor) (Callable 07/15/2026)(a)	500,000	501,436

	Par	Value
FS RIALTO
Series 2021-FL3, Class D, 6.93% (1 mo. Term SOFR + 2.61%), 11/16/2036, (2.61% Floor) (Callable 07/16/2025)(a)	$100,000	$99,384
Series 2022-FL4, Class AS, 6.70% (30 day avg SOFR US + 2.40%), 01/19/2039, (2.40% Floor) (Callable 07/17/2025)(a)	100,000	100,073
Katayma CLO Ltd., Series 2024-2A, Class D, 8.77% (3 mo. Term SOFR + 4.50%), 04/20/2037, (4.50% Floor) (Callable 04/20/2026)(a)	430,000	434,134
LCM LP, Series 24A, Class CR, 6.43% (3 mo. Term SOFR + 2.16%), 03/20/2030, (0.00% Floor) (Callable 07/20/2025)(a)	250,000	250,058
Lument Finance Trust, Inc., Series 2021-FL1, Class B, 6.18% (1 mo. Term SOFR + 1.86%), 06/15/2039, (1.86% Floor) (Callable 07/15/2025)(a)	100,000	99,668
Madison Park Funding Ltd., Series 2016-21A, Class BRR, 6.72% (3 mo. Term SOFR + 2.46%), 10/15/2032, (2.46% Floor) (Callable 07/15/2025)(a)	250,000	250,314
Neuberger Berman CLO Ltd.
Series 2021-40A, Class C, 6.27% (3 mo. Term SOFR + 2.01%), 04/16/2033, (1.75% Floor) (Callable 07/16/2025)(a)	250,000	250,125
Series 2021-44A, Class DR, 6.91% (3 mo. Term SOFR + 2.65%), 10/16/2035, (2.65% Floor) (Callable 01/16/2026)(a)	500,000	496,007
Palmer Square Loan Funding Ltd., Series 2022-2A, Class B, 6.46% (3 mo. Term SOFR + 2.20%), 10/15/2030, (2.20% Floor) (Callable 07/15/2025)(a)	800,000	800,979

The accompanying notes are an integral part of these financial statements.

115

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

		Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Storm King Park CLO Ltd., Series 2022-1A, Class AR, 5.62% (3 mo. Term SOFR + 1.36%), 10/15/2037, (1.36% Floor) (Callable 10/15/2026)(a)		$500,000	$500,730
TCI-Flatiron CLO Ltd., Series 2018-1A, Class CR, 6.29% (3 mo. Term SOFR + 2.01%), 01/29/2032, (1.75% Floor) (Callable 07/29/2025)(a)		250,000	250,170
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $6,681,295)			6,674,328
		Shares
AFFILIATED REGISTERED INVESTMENT COMPANIES - 3.5%
Voya VACS Series EMHCD Fund		182,059	1,871,567
Voya VACS Series HYB Fund		427,644	4,434,667
TOTAL AFFILIATED REGISTERED INVESTMENT COMPANIES (Cost $6,810,469)			6,306,234
		Par
FOREIGN GOVERNMENT AGENCY ISSUES - 1.7%
CDP Financial, Inc., 4.20%, 12/02/2030	CAD	100,000	76,999
City of Oslo Norway, 3.99%, 06/11/2029	NOK	2,000,000	197,651
Export-Import Bank of India, 3.88%, 02/01/2028(a)		200,000	196,468
Indian Railway Finance Corp. Ltd., 3.25%, 02/13/2030(a)		100,000	93,840
New Zealand Government Bond, 3.50%, 04/14/2033	NZD	265,000	152,518
Norway Government Bond, 3.00%, 08/15/2033(a)	NOK	1,035,000	96,972
Nota do Tesouro Nacional, 10.00%, 01/01/2027	BRL	5,800,000	1,012,686
Ontario Teachers’ Finance Trust, 2.00%, 04/16/2031(a)		250,000	222,362
Province of British Columbia Canada, 4.20%, 07/06/2033		145,000	142,291
Province of Ontario Canada
1.35%, 12/02/2030	CAD	345,000	230,818
3.45%, 06/02/2045	CAD	160,000	102,514

		Par	Value
Queensland Treasury Corp., 3.25%, 05/21/2035(a)	EUR	100,000	$117,896
Republic of Austria Government Bond, 2.90%, 02/20/2033(a)	EUR	50,000	59,451
Treasury Corp. of Victoria, 4.75%, 09/15/2036	AUD	450,000	287,833
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $2,977,779)			2,990,299
CONVERTIBLE BONDS - 0.7%
Consumer, Cyclical - 0.2%
Burlington Stores, Inc., 1.25%, 12/15/2027		110,000	141,881
Marriott Vacations Worldwide Corp., 3.25%, 12/15/2027		135,000	126,137
			268,018
Financial - 0.1%
DBS Group Holdings Ltd., 1.82% to 03/10/2026 then 5 yr. CMT Rate + 1.10%, 03/10/2031 (Callable 03/10/2026)		200,000	196,508
Utilities - 0.4%
CenterPoint Energy, Inc., 4.25%, 08/15/2026		185,000	198,486
FirstEnergy Corp., 3.88%, 01/15/2031(a)		170,000	172,020
Southern Co.
4.50%, 06/15/2027		155,000	170,195
3.25%, 06/15/2028(a)		100,000	100,812
TXNM Energy, Inc., 5.75%, 06/01/2054		105,000	135,722
			777,235
TOTAL CONVERTIBLE BONDS (Cost $1,155,990)			1,241,761
		Shares
CONVERTIBLE PREFERRED STOCKS - 0.6%
Consumer, Cyclical - 0.2%
QXO, Inc., 5.50%, 05/15/2028		5,350	331,647
Industrial - 0.1%
Boeing Co., 6.00%, 10/15/2027		1,800	122,400
Technology - 0.1%
Hewlett Packard Enterprise Co., 7.63%, 09/01/2027		2,750	161,920

The accompanying notes are an integral part of these financial statements.

116

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SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - (Continued)
Utilities - 0.2%
NextEra Energy, Inc., 7.23%, 11/01/2027	8,650	$382,762
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $885,822)		998,729
PREFERRED STOCKS - 0.3%
Financial - 0.3%
Bank of Hawaii Corp., 8.00%, Perpetual	4,900	128,086
First Busey Corp., Series B, 8.25%, Perpetual	4,950	123,948
UMB Financial Corp., 7.75% to 07/15/2030 then 5 yr. CMT Rate + 3.74%, Perpetual	7,375	191,308
Wintrust Financial Corp., Series F, 7.88% to 07/15/2030 then 5 yr. CMT Rate + 3.88%, Perpetual	4,250	108,800
TOTAL PREFERRED STOCKS (Cost $536,875)		552,142

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 0.1%(e)
Call Options - 0.0%(k)
10-Year Forward Interest Rate Swap, Counterparty: Barclays Capital, Inc., Pay: Fixed; Expiration: 11/27/2034; Exercise Rate: 2.36%	$678,000	678,000	$11,221
10-Year Forward Interest Rate Swap, Counterparty: J.P. Morgan Securities, Inc., Pay: Fixed; Expiration: 08/14/2034; Exercise Rate: 2.38%	641,560	641,560	10,674
Interest Rate Swap - Forward Volatility Agreement 5Y5Y30Y, Counterparty: Barclays Capital, Inc., Pay: SOFR; Expiration: 06/14/2027; Exercise Rate: 0.00%	775,000	775,000	27,635
MC 5YX5Y, Counterparty: Morgan Stanley, Pay: 6 mo. EURIBOR; Expiration: 05/20/2026; Exercise Rate: 2.50%	1,194,000	1,194,000	4,757

	Notional Amount	Contracts	Value
USD/CNH, Counterparty: J.P. Morgan Securities, Inc., Expiration: 11/04/2025; Exercise Price: $7.40	$650,000	650,000	$1,009
Total Call Options			55,296
Put Options - 0.1%
10-Year Forward Interest Rate Swap, Counterparty: Morgan Stanley, Receive 6 mo. EURIBOR; Expiration: 12/15/2025; Exercise Rate: 3.00%	604,000	604,000	4,028
10-Year Forward Interest Rate Swap, Counterparty: UBS AG, Receive: 6 mo. EURIBOR; Expiration: 12/15/2025; Exercise Rate: 3.00%	453,000	453,000	3,021
1-Year Forward Interest Rate Swap, Counterparty: UBS AG, Receive: SOFR; Expiration: 02/02/2026; Exercise Rate: 3.67%	3,648,500	3,648,500	4,426
30-Year Forward Interest Rate Swap, Counterparty: UBS AG, Receive: SOFR; Expiration: 11/28/2025; Exercise Rate: 4.55%	593,200	593,200	4,672
Interest Rate Swap - Forward Volatility Agreement 5Y5Y30Y, Counterparty: Barclays Capital, Inc., Receive: SOFR; Expiration: 05/25/2027; Exercise Rate: 0.00%	2,436,500	2,436,500	76,596
USD/JPY, Counterparty: Goldman Sachs, Expiration: 10/13/2025; Exercise Price: $125.00	16,000	16,000	22
USD/JPY, Counterparty: Morgan Stanley, Expiration: 10/13/2025; Exercise Price: $125.00	32,000	16,000	22
Total Put Options			92,787
TOTAL PURCHASED OPTIONS (Cost $16,801)			148,083

The accompanying notes are an integral part of these financial statements.

117

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
SHORT-TERM INVESTMENTS - 3.2%
U.S. Treasury Bills - 3.2%
4.23%, 07/31/2025(l)	$5,800,000	$5,779,869
TOTAL SHORT-TERM INVESTMENTS (Cost $5,779,862)		5,779,869
TOTAL INVESTMENTS - 97.4% (Cost $180,670,890)		$174,663,053
Money Market Deposit Account - 2.1%(m)(n)		3,707,964
Other Assets in Excess of Liabilities - 0.5%		1,013,337
TOTAL NET ASSETS - 100.0%		$179,384,354

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury
EURIBOR - Euro Interbank Offered Rate
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
USISSO05- 5 Year US Dollar SOFR Swap Rate
AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CNY - Chinese Yuan Renminbi
EUR - Euro
GBP - British Pound
IDR - Indonesian Rupiah
INR - Indian Rupee
JPY - Japanese Yen
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PEN - Peruvian Sol
PHP - Philippine Peso
SGD - Singapore Dollar
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $63,941,192 or 35.6% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $462,712.
(c)	Zero coupon bonds make no periodic interest payments.
(d)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(e)	Non-income producing security.
(f)	Step coupon bond. The rate disclosed is as of June 30, 2025.
(g)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2025.

(h)	Interest only security.
(i)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(j)	Rounds to zero.
(k)	Represents less than 0.05% of net assets.
(l)	The rate shown is the annualized effective yield as of June 30, 2025.
(m)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.24%.

(n)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of June 30, 2025 is $471,515 which represented 0.3% of net assets.

The accompanying notes are an integral part of these financial statements.

118

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF WRITTEN OPTIONS
June 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)%
Call Options - (0.0)%(a)
10-Year Forward Interest Rate Swap, Counterparty: UBS AG, Receive: SOFR; Expiration: 05/22/2035; Exercise Rate: 4.63%	$(297,000)	(297,000)	$(20,932)
EUR/USD, Counterparty: Goldman Sachs; Expiration: 07/31/2025; Exercise Price: $1.20	(1,805,000)	(1,805,000)	(6,929)
EUR/USD, Counterparty: J.P. Morgan Securities, Inc.; Expiration: 07/30/2025; Exercise Price: $1.20	(600,000)	(600,000)	(2,696)
MC 10YX10Y, Counterparty: Morgan Stanley, Receive: 6 mo. EURIBOR; Expiration: 05/20/2026; Exercise Rate: 2.30%	(597,000)	(597,000)	(3,058)
USD/BRL, Counterparty: BNP Paribas Securities Corp.; Expiration: 06/10/2026; Exercise Price: $6.30	(559,000)	(559,000)	(17,609)
USD/CNH, Counterparty: J.P. Morgan Securities, Inc.; Expiration: 11/04/2025; Exercise Price: $7.65	(650,000)	(650,000)	(356)
USD/INR, Counterparty: Goldman Sachs; Expiration: 05/12/2027; Exercise Price: $89.42	(399,000)	(399,000)	(10,886)
USD/TRY, Counterparty: Deutsche Bank; Expiration: 11/07/2025; Exercise Price: $47.00	(355,000)	(355,000)	(11,726)
Total Call Options			(74,192)
Put Options - (0.1)%
10-Year Forward Interest Rate Swap Counterparty: UBS AG;
Pay 6 mo. EURIBOR; Expiration: 12/15/2025; Exercise Rate: 3.25%	(453,000)	(453,000)	(1,342)
Pay 6 mo. EURIBOR; Expiration: 12/15/2025; Exercise Rate: 3.50%	(453,000)	(453,000)	(593)
Pay SOFR; Expiration: 05/22/2035; Exercise Rate: 4.63%	(297,000)	(297,000)	(16,840)
10-Year Forward Interest Rate Swap Counterparty: Morgan Stanley;
Pay 6 mo. EURIBOR; Expiration: 12/15/2025; Exercise Rate: 3.25%	(604,000)	(604,000)	(1,789)
Pay 6 mo. EURIBOR; Expiration: 12/15/2025; Exercise Rate: 3.50%	(604,000)	(604,000)	(790)
10-Year Forward Interest Rate Swap, Counterparty: Barclays Capital, Inc., Pay: SOFR; Expiration: 11/27/2034; Exercise Rate: 5.36%	(678,000)	(678,000)	(29,348)
10-Year Forward Interest Rate Swap, Counterparty: J.P. Morgan Securities, Inc., Pay: SOFR; Expiration: 08/14/2034; Exercise Rate: 5.54%	(641,560)	(641,560)	(25,787)
1-Year Forward Interest Rate Swap Counterparty: UBS AG;
Pay SOFR; Expiration: 02/02/2026; Exercise Rate: 3.97%	(3,648,500)	(3,648,500)	(1,945)
Pay SOFR; Expiration: 02/02/2026; Exercise Rate: 4.19%	(3,648,500)	(3,648,500)	(1,007)
2-Year Forward Interest Rate Swap, Counterparty: BNP Paribas Securities Corp., Pay: SOFR; Expiration: 08/19/2025; Exercise Rate: 3.95%	(1,483,000)	(1,483,000)	(141)
2-Year Forward Interest Rate Swap, Counterparty: UBS AG, Pay: SOFR; Expiration: 11/28/2025; Exercise Rate: 4.00%	(5,338,800)	(5,338,800)	(3,198)
CDX NA HY Series 44 Counterparty: Goldman Sachs;
Pay: Floating; Expiration: 07/16/2025; Exercise Rate: 105.00%	(1,086,000)	(1,086,000)	(697)
Pay: Floating; Expiration: 08/20/2025; Exercise Rate: 104.50%	(514,000)	(514,000)	(13,284)
CDX NA HY Series 44, Counterparty: J.P. Morgan Securities, Inc., Pay: Floating; Expiration: 08/20/2025; Exercise Rate: 104.50%	(567,000)	(567,000)	(14,654)

The accompanying notes are an integral part of these financial statements.

119

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF WRITTEN OPTIONS
June 30, 2025 (Unaudited)(Continued)

	Notional Amount	Contracts	Value
CDX NA HY Series 44, Counterparty: Barclays Capital, Inc., Pay: Floating; Expiration: 08/20/2025; Exercise Rate: 105.00%	$(1,086,000)	(1,086,000)	$(3,002)
USD/INR, Counterparty: Goldman Sachs; Expiration: 05/12/2027; Exercise Price: $89.42	(399,000)	(399,000)	(10,192)
Total Put Options			(124,609)
TOTAL WRITTEN OPTIONS (Premiums received $125,422)			$(198,801)

Percentages are stated as a percentof net assets.
(a) Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

120

Wilshire Income Opportunities Fund
Schedule of Futures Contracts
June 30, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	3	09/19/2025	$342,797	$1,728
Euro-Bund	7	09/08/2025	1,073,174	(8,006)
U.S. Treasury 2 Year Notes	228	09/30/2025	47,429,344	175,366
U.S. Treasury 5 Year Note	217	09/30/2025	23,653,000	272,682
U.S. Treasury Long Bonds	40	09/19/2025	4,618,750	184,296
U.S. Treasury Ultra Bonds	3	09/19/2025	357,375	17,665
				$643,731

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	(49)	09/19/2025	$5,599,016	$(124,132)
Canadian 10 Year Government Bonds	(4)	09/18/2025	358,362	(3,530)
Euro-BTP Italian Government Bonds	(9)	09/08/2025	1,282,791	(1,919)
French Government Bonds	(2)	09/08/2025	291,755	57
U.S. Treasury 10 Year Notes	(58)	09/19/2025	6,503,250	(111,824)
U.S. Treasury Long Bonds	(13)	09/19/2025	1,501,094	(45,028)
U.S. Treasury Ultra Bonds	(1)	09/19/2025	119,125	(5,065)
				$(291,441)
Net Unrealized Appreciation (Depreciation)				$352,290

The accompanying notes are an integral part of these financial statements.

121

Wilshire Income Opportunities Fund
Schedule of Forward Currency Contracts
June 30, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	07/23/2025	CAD	282,269	MXN	3,918,706	$(743)
Barclays Capital, Inc.	07/23/2025	EUR	555,000	NOK	6,352,516	24,505
Barclays Capital, Inc.	07/18/2025	EUR	4,833	USD	5,498	203
Barclays Capital, Inc.	07/23/2025	JPY	319,912,296	USD	2,219,681	8,089
Barclays Capital, Inc.	09/17/2025	MXN	2,885,248	USD	150,183	2,270
Barclays Capital, Inc.	07/23/2025	NOK	6,528,872	EUR	555,250	(7,301)
Barclays Capital, Inc.	07/18/2025	USD	1,766	EUR	1,552	(64)
Barclays Capital, Inc.	07/23/2025	USD	554,936	JPY	80,073,988	(2,674)
Barclays Capital, Inc.	09/17/2025	USD	146,080	MXN	2,783,794	(1,013)
Barclays Capital, Inc.	09/17/2025	USD	855,172	SGD	1,094,526	(10,691)
BNP Paribas Securities Corp.	07/11/2025	USD	588,520	MXN	11,657,326	(31,996)
Citibank Global Markets, Inc.	07/11/2025	CLP	1,125,589	USD	1,181	27
Citibank Global Markets, Inc.	07/23/2025	EUR	277,500	USD	318,833	8,589
Citibank Global Markets, Inc.	07/23/2025	NOK	3,236,336	EUR	278,500	(7,471)
Citibank Global Markets, Inc.	07/18/2025	USD	365	EUR	324	(18)
Citibank Global Markets, Inc.	09/17/2025	USD	356,078	EUR	301,935	(1,487)
Citibank Global Markets, Inc.	09/17/2025	USD	868,291	NOK	8,778,828	(3,109)
Deutsche Bank	11/10/2025	USD	125,418	TRY	5,914,715	(6,585)
Goldman Sachs	07/23/2025	MXN	7,832,596	CAD	557,500	6,404
Goldman Sachs	07/23/2025	NOK	3,193,702	EUR	278,500	(11,702)
Goldman Sachs	09/17/2025	NOK	1,879,446	USD	185,842	714
Goldman Sachs	07/11/2025	PEN	815,411	USD	227,940	2,171
Goldman Sachs	09/17/2025	SGD	442,828	USD	347,365	2,950
Goldman Sachs	11/10/2025	TRY	5,907,190	USD	125,418	6,417
Goldman Sachs	07/11/2025	USD	347,364	BRL	2,011,030	(21,750)
Goldman Sachs	01/05/2026	USD	960,398	BRL	5,978,000	(88,896)
Goldman Sachs	07/11/2025	USD	275,002	MXN	5,431,211	(14,099)
Goldman Sachs	09/17/2025	USD	624,950	MXN	12,039,757	(11,217)
Goldman Sachs	07/11/2025	USD	567,000	PEN	2,053,714	(12,563)
Goldman Sachs	09/17/2025	USD	352,819	SGD	448,564	(2,033)
HSBC Bank	07/23/2025	EUR	555,000	NOK	6,480,993	11,757
HSBC Bank	07/23/2025	EUR	555,000	USD	640,280	14,565
HSBC Bank	07/23/2025	JPY	40,581,367	USD	277,500	5,096
HSBC Bank	07/23/2025	NOK	6,507,855	EUR	556,125	(10,419)
HSBC Bank	09/17/2025	SGD	663,025	USD	521,048	3,462
HSBC Bank	07/23/2025	USD	554,936	JPY	80,541,004	(5,926)
HSBC Bank	09/17/2025	USD	882,048	SGD	1,124,153	(7,252)
J.P. Morgan Securities, Inc.	07/23/2025	CAD	284,028	MXN	3,963,108	(1,810)
J.P. Morgan Securities, Inc.	07/23/2025	EUR	1,392,500	NOK	16,165,835	38,928
J.P. Morgan Securities, Inc.	07/23/2025	NOK	9,663,432	EUR	833,750	(24,871)
J.P. Morgan Securities, Inc.	09/17/2025	USD	711,954	EUR	603,869	(3,176)
Morgan Stanley	07/23/2025	MXN	8,054,495	CAD	573,333	6,557
Morgan Stanley	07/23/2025	USD	1,275,815	EUR	1,110,000	(33,874)
Morgan Stanley	07/11/2025	USD	320,644	PEN	1,158,967	(6,419)
Nomura Securities International, Inc.	07/11/2025	CNY	1,984,465	USD	276,565	607

The accompanying notes are an integral part of these financial statements.

122

Wilshire Income Opportunities Fund
Schedule of Forward Currency Contracts
June 30, 2025 (Unaudited)(Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Royal Bank of Canada Investment Management (USA) Ltd.	07/23/2025	CAD	564,537	MXN	7,847,135	$(2,003)
Royal Bank of Canada Investment Management (USA) Ltd.	07/23/2025	EUR	277,500	NOK	3,269,599	2,991
Royal Bank of Canada Investment Management (USA) Ltd.	07/23/2025	EUR	277,500	USD	319,393	8,030
Royal Bank of Canada Investment Management (USA) Ltd.	07/23/2025	JPY	40,302,685	USD	277,500	3,155
Royal Bank of Canada Investment Management (USA) Ltd.	07/23/2025	NOK	6,451,365	EUR	556,125	(16,024)
Royal Bank of Canada Investment Management (USA) Ltd.	07/23/2025	USD	554,936	JPY	79,914,931	(1,567)
Royal Bank of Canada Investment Management (USA) Ltd.	09/17/2025	USD	352,819	SGD	448,786	(2,209)
Standard Chartered Securities N.A.	07/23/2025	EUR	277,500	NOK	3,261,125	3,831
Standard Chartered Securities N.A.	07/23/2025	USD	832,468	JPY	119,974,761	(2,999)
Standard Chartered Securities N.A.	09/17/2025	USD	352,819	SGD	447,922	(1,525)
State Street Bank & Trust Co.	07/11/2025	MXN	3,209,268	USD	162,242	8,586
State Street Bank & Trust Co.	07/11/2025	USD	275,028	CNY	1,995,963	(3,750)
State Street Bank & Trust Co.	07/23/2025	USD	554,936	JPY	80,014,887	(2,263)
State Street Bank & Trust Co.	09/17/2025	USD	271,059	JPY	38,862,459	(1,265)
State Street Bank & Trust Co.	07/11/2025	USD	1,370	ZAR	25,653	(77)
UBS AG	07/23/2025	JPY	80,132,398	USD	555,000	3,017
UBS AG	07/23/2025	NOK	3,238,662	EUR	277,625	(6,208)
UBS AG	09/17/2025	NOK	1,881,979	USD	185,842	966
UBS AG	09/17/2025	USD	276,883	GBP	201,232	519
UBS AG	07/23/2025	USD	277,468	JPY	40,022,642	(1,237)
UBS AG	09/17/2025	USD	684,138	SGD	875,987	(8,843)
Wells Fargo	07/18/2025	CAD	11,338	USD	8,129	206
Wells Fargo	07/18/2025	JPY	145	USD	1	0
Wells Fargo	07/18/2025	USD	6,207	JPY	898,864	(48)
Net Unrealized Appreciation (Depreciation)						$(204,565)

BRL - Brazilian Real
CAD - Canadian Dollar
CLP - Chilean Peso
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
MXN - Mexican Peso
NOK - Norwegian Krone
PEN - Peruvian Sol
SGD - Singapore Dollar
TRY - Turkish Lira
USD - United States Dollar
ZAR - South African Rand
The accompanying notes are an integral part of these financial statements.

123

Wilshire Income Opportunities Fund
Schedule of Centrally Cleared Interest Rate Swap Contracts
June 30, 2025 (Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
Receive	SOFR	3.70%	Annually	05/05/2035	$218,543	$ 0	$(50)	$(50)
Receive	SOFR	3.84%	Annually	08/16/2044	256,600	0	8,091	8,091
Receive	SOFR	3.86%	Annually	11/29/2044	325,000	0	9,812	9,813
Receive	SOFR	3.86%	Annually	05/05/2055	103,617	0	1,095	1,095
Pay	SOFR	3.93%	Annually	05/05/2045	262,690	0	(1,355)	(1,355)
Total Interest Rate Swaps						$0	$17,593	$17,593

The swaps are centrally cleared. Morgan Stanley is the counterparty for the swaps in the Fund.
SOFR - Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.

124

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF CREDIT DEFAULT SWAP CONTRACTS
June 30, 2025 (Unaudited)

Reference Obligation *	Financing Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Buy Protection:
CDX EM Series 43 (Buy Protection)	(1.00)%	Quarterly	06/20/2030	$1,900,000	$46,634	$63,126	$(16,492)
Sell Protection:
CDX NA HY Series 44 (Sell Protection)	5.00%	Quarterly	06/20/2030	2,160,000	165,260	121,932	43,328
					$211,894	$185,058	$26,836

*	Centrally cleared swap.
(a)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c)
The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The accompanying notes are an integral part of these financial statements.

125

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
June 30, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
IBOXHY Index-L-MS	Morgan Stanley	Receive	SOFR	Termination	12/22/2025	$3,328,361	$84,092
Net Unrealized Appreciation (Depreciation)							$84,092

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2025.
SOFR - Secured Overnight Financing Rate was 4.45% as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

126

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF OVER THE COUNTER VOLATILITY SWAP CONTRACTS
June 30, 2025 (Unaudited)

Reference Entity	Strike	Counterparty	Maturity Date	Payment Frequency	Notional Amount	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
EUR/USD Volatility	8.40%	Morgan Stanley	02/10/2026	Quarterly	$(1,044,000)	$38,342	$ (150)	$38,492
USD/BRL Volatility	18.30%	Goldman Sachs	06/24/2026	Quarterly	(830,000)	2,953	(415)	3,368
USD/INR Volatility	4.33%	BNP Paribas Securities Corp.	02/10/2026	Quarterly	1,044,000	(11,264)	78	(11,342)
Net Unrealized Appreciation (Depreciation)						$30,031	$ (487)	$30,581

The accompanying notes are an integral part of these financial statements.

127

Wilshire Mutual Funds, Inc.
Statement of Assets and Liabilities
June 30, 2025 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO
ASSETS:
Unaffiliated investments, at value* (Note 2)	$256,090,900	$151,997,850
Investments in affiliated registered investment companies, at value (Note 6)	7,370,330	4,625,926
Cash and cash equivalents	14,597,469	9,334,742
Cash proceeds from securities lending (Note 8)	—	238,856
Margin deposits for futures contracts	87,639	56,563
Receivable for capital shares sold	7,031	1,125
Receivable for investment securities sold	908,524	30,538
Net unrealized appreciation on swap contracts	779,926	—
Securities lending income receivable	1	30
Dividends and interest receivable	223,376	233,891
Foreign withholding tax reclaims receivable	11,461	8,781
Other assets	28,339	22,977
Total assets	280,104,996	166,551,279
LIABILITIES:
Payable upon return of securities loaned (Note 8)	—	238,856
Payable for capital shares redeemed	842,997	15,789
Payable for investment securities purchased	494,023	41,588
Investment advisory fees payable (Note 3)	164,389	98,251
Distribution fees payable (Note 4)	56,491	654
Shareholder service fees payable (Note 4)	38,243	7,141
Net variation margin payable on futures contracts	10,297	10,297
Unrealized depreciation on swap contracts	—	217,397
Administration fees payable	46,217	35,479
Foreign withholding tax payable	3,206	1,326
Line of credit payable (Note 5)	150,000	—
Accrued Directors’ fees (Note 3)	3,939	1,587
Accrued interest expense (Note 5)	156	105
Accrued expenses and other payables	43,124	45,216
Total liabilities	1,853,082	713,686
NET ASSETS	$278,251,914	$165,837,593
* Includes value of securities on loan	$—	$238,745
Net Assets Consist of:
Paid-in capital	$125,440,852	$125,836,114
Distributable earnings	152,811,062	40,001,479
Net assets	$278,251,914	$165,837,593

The accompanying notes are an integral part of these financial statements.

128

Wilshire Mutual Funds, Inc.
Statement of Assets and Liabilities
June 30, 2025 (Unaudited)(Continued)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO
Net Asset Value Per Share:
Investment Class
Net assets applicable to Investment Class	$80,930,023	$3,961,286
Investment Class shares of beneficial interest outstanding (50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)	1,747,403	176,439
Net asset value, offering and redemption price per share	$46.31	$22.45
Institutional Class
Net assets applicable to Institutional Class	$197,321,891	$161,876,307
Institutional Class shares of beneficial interest outstanding (50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)	3,449,879	7,300,623
Net asset value, offering and redemption price per share	$57.20	$22.17
Unaffiliated investments, at cost (Note 2)	$134,676,320	$125,083,111
Investments in affiliated registered investment companies, at cost (Note 6)	$7,389,478	$4,662,612

The accompanying notes are an integral part of these financial statements.

129

Wilshire Mutual Funds, Inc.
Statement of Assets and Liabilities
June 30, 2025 (Unaudited)(Continued)

	Small Company Growth Portfolio	Small Company Value Portfolio	FT Wilshire 5000 IndexSM Fund
ASSETS:
Unaffiliated investments, at value* (Note 2)	$22,178,421	$22,527,985	$285,459,293
Cash and cash equivalents	408,315	266,395	4,098,993
Cash proceeds from securities lending (Note 8)	227,997	284,468	1,555,399
Receivable for capital shares sold	156	156	55,666
Receivable for investment securities sold	124,772	28,702	—
Securities lending income receivable	71	443	3,688
Dividends and interest receivable	7,619	29,500	165,800
Foreign withholding tax reclaims receivable	55	25	1,580
Other assets	21,679	18,758	24,812
Total assets	22,969,085	23,156,432	291,365,231
LIABILITIES:
Payable upon return of securities loaned (Note 8)	227,997	284,468	1,555,399
Payable for capital shares redeemed	3,922	3,511	17,722
Payable for investment securities purchased	5,204	26,251	—
Investment advisory fees payable (Note 3)	5,341	5,228	23,080
Accrued Directors’ fees (Note 3)	—	152	—
Distribution fees payable (Note 4)	11,635	621	31,633
Shareholder service fees payable (Note 4)	1,747	1,188	2,155
Administration fees payable	10,686	11,328	58,846
Foreign withholding tax payable	75	97	31
Accrued interest expense (Note 5)	5	3	—
Accrued expenses and other payables	20,137	26,733	52,915
Total liabilities	286,749	359,580	1,741,781
NET ASSETS	$22,682,336	$22,796,852	$289,623,450
* Includes value of securities on loan	$224,780	$268,018	$1,537,356
Net Assets Consist of:
Paid-in capital	$20,768,333	$18,863,187	$53,479,469
Distributable earnings	1,914,003	3,933,665	236,143,981
Net assets	$22,682,336	$22,796,852	$289,623,450

The accompanying notes are an integral part of these financial statements.

130

Wilshire Mutual Funds, Inc.
Statement of Assets and Liabilities
June 30, 2025 (Unaudited)(Continued)

	Small Company Growth Portfolio	Small Company Value Portfolio	FT Wilshire 5000 IndexSM Fund
Net Asset Value Per Share:
Investment Class
Net assets applicable to Investment Class	$5,287,954	$4,363,608	$230,779,906
Investment Class shares of beneficial interest outstanding (50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)	320,305	176,099	6,694,578
Net asset value, offering and redemption price per share	$16.51	$24.78	$34.47
Institutional Class
Net assets applicable to Institutional Class	$17,394,382	$18,433,244	$58,843,544
Institutional Class shares of beneficial interest outstanding (50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)	870,812	721,843	1,703,008
Net asset value, offering and redemption price per share	$19.97	$25.54	$34.55
Unaffiliated investments, at cost (Note 2)	$18,172,115	$20,195,091	$58,283,325

The accompanying notes are an integral part of these financial statements.

131

Wilshire Mutual Funds, Inc.
Statement of Assets and Liabilities
June 30, 2025 (Unaudited)(Continued)

	Wilshire International Equity Fund	Wilshire Income Opportunities Fund
ASSETS:
Unaffiliated investments, at value* (Note 2)	$206,392,719	$168,356,819
Investments in affiliated registered investment companies, at value (Note 6)	5,636,418	6,306,234
Cash and cash equivalents	9,722,980	3,480,037
Foreign currency, at value	65,556	468,767
Cash proceeds from securities lending (Note 8)	85,208	471,515
Swap receivable	—	44,433
Swap premium paid	—	184,571
Margin deposits for futures contracts	91,303	913,287
Margin deposits for swap contracts	1,180,000	445,644
Receivable for capital shares sold	1,610	4,782
Receivable for investment securities sold	64,407	1,558,966
Unrealized appreciation on swap contracts	4,224,467	—
Unrealized appreciation on foreign forward currency contracts (Note 7)	—	174,612
Net variation margin receivable on futures contracts	—	27,122
Net variation margin receivable on swap contracts	29,077	—
Securities lending income receivable	149	359
Dividends and interest receivable	700,436	1,255,210
Foreign withholding tax reclaims receivable	531,445	5,792
Other assets	16,116	26,999
Total assets	228,741,891	183,725,149
LIABILITIES:
Options written, at value	—	198,801
Swap premium received	—	184,571
Swaption premium received	—	28,903
Payable upon return of securities loaned (Note 8)	85,208	471,515
Payable for capital shares redeemed	156,420	433,143
Payable for investment securities purchased	322,168	2,308,593
Payable for distributions	—	39,935
Unrealized depreciation on foreign forward currency contracts (Note 7)	—	379,177
Net variation margin payable on futures contracts	15,891	—
Net variation margin payable on swaps	—	5,331
Investment advisory fees payable (Note 3)	163,742	66,143
Distribution fees payable (Note 4)	154	27
Shareholder service fees payable (Note 4)	17,280	18,209
Administration fees payable	55,661	43,483
Foreign withholding tax payable	38,918	9,095
Accrued interest expense (Note 5)	224	—
Accrued expenses and other payables	158,828	153,869
Total liabilities	1,014,494	4,340,795
NET ASSETS	$227,727,397	$179,384,354
* Includes value of securities on loan	$81,503	$462,712

The accompanying notes are an integral part of these financial statements.

132

Wilshire Mutual Funds, Inc.
Statement of Assets and Liabilities
June 30, 2025 (Unaudited)(Continued)

	Wilshire International Equity Fund	Wilshire Income Opportunities Fund
Net Assets Consist of:
Paid-in capital	$162,633,009	$214,239,366
Distributable earnings (Accumulated losses)	65,094,388	(34,855,012)
Net assets	$227,727,397	$179,384,354
Net Asset Value Per Share:
Investment Class
Net assets applicable to Investment Class	$946,291	$188,733
Investment Class shares of beneficial interest outstanding (50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)†	76,851	20,887
Net asset value, offering and redemption price per share(a)	$12.31	$9.04
Institutional Class
Net assets applicable to Institutional Class	$226,781,106	$179,195,621
Institutional Class shares of beneficial interest outstanding (50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)†	18,741,360	20,093,019
Net asset value, offering and redemption price per share(a)	$12.10	$8.92
Unaffiliated investments, at cost (Note 2)	$158,081,910	$173,860,421
Investments in affiliated registered investment companies, at cost (Note 6)	$5,667,421	$6,810,469
Foreign currency, at cost	$59,013	$464,175
Premiums received for options written	$—	$125,422

†	For Wilshire International Equity Fund, (40,000,000 shares authorized, per class, par value $.001 per share).
(a)	For Wilshire International Equity Fund, a redemption fee may apply to redemptions of shares held for sixty days or less, subject to certain exceptions (Note 2).
The accompanying notes are an integral part of these financial statements.

133

Wilshire Mutual Funds, Inc.
Statements of Operations
For the Six Months Ended June 30, 2025 (Unaudited)

	Large Company Growth Portfolio	Large Company Value Portfolio
INVESTMENT INCOME:
Dividends	$469,628	$1,368,743
Dividends from affiliated investment companies (Note 6)	223,456	152,686
Interest	726,465	494,635
Income from securities lending (Note 8)	112	249
Foreign taxes withheld	(7,084)	(17,481)
Total income	1,412,577	1,998,832
EXPENSES:
Investment advisory fee (Note 3)	929,343	600,035
Shareholder Service fees (Note 4)
Institutional Class	51,501	39,054
Investment Class	47,975	1,175
Distribution (12b-1) fees (Note 4)
Investment Class	91,556	4,739
Administration and accounting fees (Note 3)	71,745	53,033
Directors’ fees and expenses (Note 3)	34,756	23,154
Pricing costs	21,737	23,325
Professional fees	27,938	22,443
Registration and filing fees	19,067	18,734
Transfer agent fees (Note 3)	14,978	12,105
Printing expense	8,094	6,224
Custodian fees (Note 3)	14,058	15,628
Insurance expense	7,081	4,852
Other	6,133	5,808
Interest expense (Note 2)	650	2
Previous investment advisory fee reductions and expense reimbursements recouped by the Investment Adviser (Note 3)	—	—
Total expenses	1,346,612	830,311
Fees reduced and/or expenses reimbursed by Investment Adviser (Note 3)	(7,231)	(24,727)
Fees paid indirectly (Note 4)	(343)	(116)
Net expenses	1,339,038	805,468
Net investment income	73,539	1,193,364
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 2 and 6):
Net realized gains (losses) from:
Sale of unaffiliated investments	8,801,958	5,981,146
Sale of affiliated investment company shares	—	12,786
Futures contracts	44,040	20,384
Swap contracts	13,233,240	5,216,975
Swaption contracts	1,839	1,343
Foreign currency transactions	—	(1,534)

The accompanying notes are an integral part of these financial statements.

134

Wilshire Mutual Funds, Inc.
Statements of Operations
For the Six Months Ended June 30, 2025 (Unaudited)(Continued)

	Large Company Growth Portfolio	Large Company Value Portfolio
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	$13,624,879	$1,426,177
Investments in affiliated investment company shares	99,734	66,264
Futures contracts	(131,796)	(90,648)
Swap contracts	(11,558,133)	(4,036,200)
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	—	296
Net realized and unrealized gains on investments and foreign currency transactions	24,115,761	8,596,989
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,189,300	$9,790,353

The accompanying notes are an integral part of these financial statements.

135

Wilshire Mutual Funds, Inc.
Statements of Operations
For the Six Months Ended June 30, 2025 (Unaudited)(Continued)

	Small Company Growth Portfolio	Small Company Value Portfolio	Ft Wilshire 5000 IndexSM Fund
INVESTMENT INCOME:
Dividends	$71,501	$260,592	$1,808,129
Interest	8,698	5,922	56,714
Income from securities lending (Note 8)	417	1,405	10,439
Foreign taxes withheld	(209)	(466)	(207)
Total income	163,124	267,453	1,875,075
EXPENSES:
Investment advisory fee (Note 3)	96,150	96,867	136,550
Administration and accounting fees (Note 3)	16,536	17,798	90,273
Registration and filing fees	17,286	17,322	20,093
Shareholder Service fees (Note 4)
Institutional Class	11,740	11,333	12,499
Investment Class	1,648	2,347	75,055
Professional fees	11,759	11,643	28,528
Transfer agent fees (Note 3)	10,143	10,140	15,482
Distribution (12b-1) fees (Note 4)
Investment Class	6,538	5,641	217,550
Printing expense	5,512	5,516	6,596
Pricing costs	6,279	10,248	35,282
Custodian fees (Note 3)	7,990	6,356	9,960
Directors’ fees and expenses (Note 3)	3,383	3,529	37,485
Other	1,986	1,991	3,035
Insurance expense	696	741	7,864
Interest expense (Note 5)	3	4	259
Previous investment advisory fee reductions and expense reimbursements recouped by the Investment Adviser (Note 3)	—	—	—
Total expenses	197,649	201,476	696,511
Fees reduced and/or expenses reimbursed by Investment Adviser (Note 3)	(66,678)	(70,475)	—
Fees paid indirectly (Note 4)	(174)	(137)	—
Net expenses	130,797	130,864	1,178,564
Net investment income (loss)	(50,390)	136,589	2,379,585
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 2 and 6):
Net realized gains (losses) from:
Sale of unaffiliated investments	647,424	952,736	8,905,976
Net change in unrealized appreciation on:
Unaffiliated investments	(1,261,337)	(1,700,934)	4,456,911
Net realized and unrealized gains on investments and foreign currency transactions	(613,913)	(748,198)	13,362,887
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(664,303)	$(611,609)	$14,541,451

The accompanying notes are an integral part of these financial statements.

136

Wilshire Mutual Funds, Inc.
Statements of Operations
For the Six Months Ended June 30, 2025 (Unaudited)(Continued)

	Wilshire International Equity Fund	Wilshire Income Opportunities Fund
INVESTMENT INCOME:
Dividends	$3,704,366	$21,189
Dividends from affiliated investment companies (Note 6)	186,762	185,371
Interest	639,524	5,269,754
Income from securities lending (Note 7)	1,564	2,462
Foreign taxes withheld	(418,691)	(13,761)
Other Income	8,883	—
Total income	4,122,408	5,465,015
EXPENSES:
Investment advisory fee (Note 3)	1,073,370	555,615
Custodian fees (Note 3)	125,467	41,178
Administration and accounting fees (Note 3)	77,988	65,090
Shareholder service fees (Note 4)	—
Institutional Class	50,263	43,478
Investment Class	593	110
Pricing costs	45,209	152,079
Directors’ fees and expenses (Note 3)	30,255	27,285
Professional fees	37,655	32,987
Registration and filing fees	18,195	18,546
Transfer agent fees (Note 3)	13,592	12,052
Printing expense	6,774	6,245
Insurance expense	5,771	6,422
Interest expense (Note 2)	1,146	43
Other	5,485	6,503
Distribution (12b-1) fees (Note 4)	—
Investment Class	988	239
Total expenses	1,492,751	967,872
Fees reduced and/or expenses reimbursed by Investment Adviser (Note 3)	(148,903)	(134,161)
Fees paid indirectly (Note 4)	(1,388)	—
Net expenses	1,342,460	833,711
Net investment income	2,779,948	4,631,304
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 2 and 6):
Net realized gains (losses) from:
Sale of unaffiliated investments	10,355,941	(1,454,684)
Foreign capital gains tax	20,417	—
Sale of affiliated investment company shares	17,408	—
Long-term capital gain distribution from affiliated registered investment companies	—	—
Futures contracts	27,289	216,356
Forward foreign currency contracts	—	(20,480)
Option contracts written	—	49,973

The accompanying notes are an integral part of these financial statements.

137

Wilshire Mutual Funds, Inc.
Statements of Operations
For the Six Months Ended June 30, 2025 (Unaudited)(Continued)

	Wilshire International Equity Fund	Wilshire Income Opportunities Fund
Swap contracts	$4,071,961	$18,454
Swaption contracts	1,761	—
Foreign currency transactions	3,731	17,778
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	24,643,142	5,266,533
Investments in affiliated investment company shares	80,770	90,492
Futures contracts	(126,261)	252,842
Forward foreign currency contracts	—	(1,104,147)
Option contracts written	—	12,299
Swap contracts	1,283,124	148,493
Swaption contracts	—	—
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	76,980	23,499
Net realized and unrealized gains on investments and foreign currency transactions	40,456,263	3,517,408
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$43,236,211	$8,148,712

The accompanying notes are an integral part of these financial statements.

138

Wilshire Mutual Funds, Inc.
Statements of Changes in Net Assets

	Large Company Growth Portfolio		Large Company Value Portfolio
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net invesment income	$73,539	$252,905	$1,193,364	$2,291,518
Net realized gains (losses) on investments and foreign currency transactions	22,081,077	36,821,436	11,231,100	13,967,626
Long-term capital gain distributions from registered investment companies	—	45	—	32
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	2,034,684	39,825,302	(2,634,111)	5,675,994
Net increase (decrease) in net assets resulting from operations	24,189,300	76,899,688	9,790,353	21,935,170
DISTRIBUTIONS TO SHAREHOLDERS (Notes 2 and 11):
Investment Class shares	—	(9,279,340)	—	(291,248)
Institutional Class shares	—	(17,999,831)	—	(13,082,872)
Total distributions to shareholders	—	(27,279,171)	—	(13,374,120)
CAPITAL STOCK TRANSACTIONS (DOLLARS) (Note 9):
Investment Class shares:
Shares sold	282,647	459,954	80	136,885
Shares issued as reinvestment of distributions	—	9,022,114	—	239,715
Shares redeemed	(2,959,815)	(7,780,002)	(105,405)	(428,469)
Net increase (decrease) in net assets from Investment Class share transactions	(2,677,168)	1,702,066	(105,325)	(51,869)
Institutional Class shares:
Shares sold	24,567,181	8,755,400	8,169,104	6,148,831
Shares issued as reinvestment of distributions	—	17,507,410	—	12,921,572
Shares redeemed	(19,284,339)	(55,860,663)	(14,085,330)	(30,462,894)
Net increase (decrease) in net assets from Institutional Class share transactions	5,282,842	(29,597,853)	(5,916,226)	(11,392,491)
Net increase (decrease) in net assets	26,794,974	21,724,730	3,768,802	(2,883,310)
NET ASSETS:
Beginning of period	251,456,940	229,732,210	162,068,791	164,952,101
End of period	$278,251,914	$251,456,940	$165,837,593	$162,068,791

The accompanying notes are an integral part of these financial statements.

139

Wilshire Mutual Funds, Inc.
Statements of Changes in Net Assets(Continued)

	Small Company Growth Portfolio		Small Company Value Portfolio
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$(50,390)	$(127,184)	$136,589	$226,697
Net realized gains (losses) on investments	647,424	1,316,404	952,736	2,731,168
Net change in unrealized appreciation (depreciation) on investments	(1,261,337)	(111,909)	(1,700,934)	(973,412)
Net increase (decrease) in net assets resulting from operations	(664,303)	1,077,311	(611,609)	1,984,453
DISTRIBUTIONS TO SHAREHOLDERS (Notes 2 and 11):
Investment Class shares	—	—	—	(442,867)
Institutional Class shares	—	—	—	(1,766,089)
Total distributions to shareholders	—	—	—	(2,208,956)
CAPITAL STOCK TRANSACTIONS (DOLLARS) (Note 9):
Investment Class shares:
Shares sold	51,598	61,500	10,901	17,734
Shares issued as reinvestment of distributions	—	—	—	438,236
Shares redeemed	(268,145)	(641,399)	(588,484)	(868,515)
Net decrease in net assets from Investment Class share transactions	(216,547)	(579,899)	(577,583)	(412,545)
Institutional Class shares:
Shares sold	505,166	1,003,060	487,780	1,062,053
Shares issued as reinvestment of distributions	—	—	—	1,738,119
Shares redeemed	(1,628,245)	(2,490,832)	(1,606,659)	(3,221,189)
Net increase (decrease) in net assets from Institutional Class share transactions	(1,123,079)	(1,487,772)	(1,118,879)	(421,017)
Net increase (decrease) in net assets	(2,003,929)	(990,360)	(2,308,071)	(1,058,065)
NET ASSETS:
Beginning of period	24,686,265	25,676,625	25,104,923	26,162,988
End of period	$22,682,336	$24,686,265	$22,796,852	$25,104,923

The accompanying notes are an integral part of these financial statements.

140

Wilshire Mutual Funds, Inc.
Statements of Changes in Net Assets(Continued)

	FT Wilshire 5000 IndexSM Fund		Wilshire International Equity Fund
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income	$1,178,564	$2,379,585	$2,779,948	$4,284,666
Net realized gains (losses) on investments and foreign currency transactions	8,905,976	5,302,923	14,498,508	15,412,301
Long-term capital gain distributions from regulated investment companies	—	—	—	38
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	4,456,911	46,154,136	25,957,755	(5,535,614)
Net increase (decrease) in net assets resulting from operations	14,541,451	53,836,644	43,236,211	14,161,391
DISTRIBUTIONS TO SHAREHOLDERS (Notes 2 and 11):
Investment Class shares	—	(6,201,954)	—	(76,123)
Institutional Class shares	—	(1,734,011)	—	(24,115,464)
Total distributions to shareholders	—	(7,935,965)	—	(24,191,587)
CAPITAL STOCK TRANSACTIONS (DOLLARS) (Note 9):
Investment Class shares:
Shares sold	5,459,747	9,141,479	107,314	129,900
Shares issued as reinvestment of distributions	—	5,917,370	—	64,338
Redemption fees (Note 2)	—	—	5	3
Shares redeemed	(12,530,966)	(16,786,161)	(19,948)	(239,881)
Net increase (decrease) in net assets from Investment Class share transactions	(7,071,219)	(1,727,312)	87,371	(45,640)
Institutional Class shares:
Shares sold	1,797,482	4,113,047	14,047,832	11,345,138
Shares issued as reinvestment of distributions	—	1,325,071	—	23,817,577
Redemption fees (Note 2)	—	—	1,408	854
Shares redeemed	(4,424,875)	(5,351,371)	(37,712,686)	(38,356,380)
Net increase (decrease) in net assets from Institutional Class share transactions	(2,627,393)	86,747	(23,663,446)	(3,192,811)
Net increase (decrease) in net assets	4,842,839	44,260,114	19,660,136	(13,268,647)
NET ASSETS:
Beginning of period	284,780,611	240,520,497	208,067,261	221,335,908
End of period	$289,623,450	$284,780,611	$227,727,397	$208,067,261

The accompanying notes are an integral part of these financial statements.

141

Wilshire Mutual Funds, Inc.
Statements of Changes in Net Assets(Continued)

	Wilshire Income Opportunities Fund
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income	$4,631,304	$9,125,564
Net realized losses on investments and foreign currency transactions	(1,172,603)	(5,987,108)
Long-term capital gain distributions from regulated investment companies	—	45,668
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	4,690,011	4,293,211
Net increase (decrease) in net assets resulting from operations	8,148,712	7,477,335
DISTRIBUTIONS TO SHAREHOLDERS (Notes 2 and 11):
Investment Class shares	(4,540)	(8,769)
Institutional Class shares	(4,605,947)	(9,241,555)
Total distributions to shareholders	(4,610,487)	(9,250,324)
CAPITAL STOCK TRANSACTIONS (DOLLARS) (Note 9):
Investment Class shares:
Shares sold	4,049	17,000
Shares issued as reinvestment of distributions	4,217	8,032
Shares redeemed	(33,219)	(18,029)
Net decrease in net assets from Investment Class share transactions	(24,953)	7,003
Institutional Class shares:
Shares sold	3,721,740	14,637,302
Shares issued as reinvestment of distributions	4,528,176	9,129,071
Shares redeemed	(30,434,300)	(26,268,818)
Net decrease in net assets from Institutional Class share transactions	(22,184,384)	(2,502,445)
Net decrease in net assets	(18,671,112)	(4,268,431)
NET ASSETS:
Beginning of period	198,055,466	202,323,897
End of period	$179,384,354	$198,055,466

The accompanying notes are an integral part of these financial statements.

142

Large Company Growth Portfolio
Financial Highlights
Investment Class Shares
For a Fund Share Outstanding Throughout Each Period.

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$ 42.55	$35.37	$25.32	$44.34	$44.34	$38.88
Income (loss) from investment operations:
Net investment income (loss)(a)	(0.03)	(0.05)	0.01	(0.05)	(0.27)	(0.19)
Net realized and unrealized gains (losses) on investments	3.79	12.97	10.07	(13.71)	10.33	15.00
Total from investment operations	3.76	12.92	10.08	(13.76)	10.06	14.81
Less distributions:
From net investment income	—	—	(0.03)	—	—	—
From realized capital gains	—	(5.74)	—	(5.26)	(10.06)	(9.35)
Total distributions	—	(5.74)	(0.03)	(5.26)	(10.06)	(9.35)
Net asset value, end of period	$ 46.31	$42.55	$35.37	$25.32	$44.34	$44.34
Total return(b)	8.84%(g)	36.02%	39.81%	(31.74)%	23.03%	38.82%
Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$80,930	$77,092	$63,069	$51,110	$86,217	$77,659
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly(c)	1.30%(h)	1.30%(d)	1.30%(d)	1.30%(d)	1.30%(d)	1.30%(d)
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly(c)(e)	1.31%(h)	1.32%	1.33%	1.31%	1.30%	1.31%
Net investment loss(f)	(0.17)%(h)	(0.11)%	0.03%	(0.15)%	(0.55)%	(0.43%)
Portfolio turnover rate	49%(g)	66%	66%	75%	85%	84%

(a)	The selected per share data was calculated using the average shares outstanding method for the year.
(b)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)	Ratio does not include expenses from underlying funds.
(d)
The ratio of operating expenses after fee reductions and expense reimbursements includes previous investments advisory fee reductions and expense reimbursements recouped by the Investment Adviser. If this expense offset was excluded, the ratio would have been 1.30%, 1.31%, 1.30%, 1.30% and 1.30% for the years ended December 31, 2024, 2023, 2022, 2021, and 2020 respectively (Note 3).

(e)
The ratio of operating expenses before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.32%, 1.33%, 1.31%, 1.30%, and 1.31% for the years ended December 31, 2024, 2023, 2022, 2021, and 2020 respectively (Note 4).

(f)	Ratio does not include net investment income of the investment companies in which the Portfolio invests.
(g)	Not Annualized.
(h)	Annualized.
See Notes to Financial Statements.

143

Large Company Growth Portfolio
Financial Highlights
Institutional Class Shares
For a Fund Share Outstanding Throughout Each Period.

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$ 52.47	$42.55	$30.43	$51.72	$50.18	$42.99
Income (loss) from investment operations:
Net investment income (loss)(a)	0.04	0.10	0.12	0.07	(0.12)	(0.06)
Net realized and unrealized gains (losses) on investments(b)	4.69	15.58	12.13	(16.06)	11.72	16.65
Total from investment operations	4.73	15.68	12.25	(15.99)	11.60	16.59
Less distributions:
From net investment income	—	(0.02)	(0.13)	(0.04)	—	(0.05)
From realized capital gains	—	(5.74)	—	(5.26)	(10.06)	(9.35)
Total distributions	—	(5.76)	(0.13)	(5.30)	(10.06)	(9.40)
Net asset value, end of period	$ 57.20	$52.47	$42.55	$30.43	$51.72	$50.18
Total return(c)	9.01%(h)	36.43%	40.24%	(31.53)%	23.42%	39.25%
Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$197,332	$174,365	$166,663	$147,922	$208,370	$184,704
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly(d)	1.00%(i)	1.00%(g)	1.00%(g)	1.00%(g)	0.97%(g)	0.98%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly(d)(e)	1.00%(i)	1.00%	1.01%	1.00%	0.97%	0.98%
Net investment income (loss)(f)	0.15%(i)	0.19%	0.33%	0.17%	(0.22)%	(0.12)%
Portfolio turnover rate	49%(h)	66%	66%	75%	85%	84%

(a)	The selected per share data was calculated using the average shares outstanding method for the year.
(b)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(c)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(d)	Ratio does not include expenses from underlying funds.
(e)
The ratio of operating expenses before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.00%, 1.01%, 1.00%, 0.97%, and 0.98%, for the years ended December 31, 2024, 2023, 2022, 2021, and 2020, respectively (Note 4).

(f)	Ratio does not include net investment income of the investment companies in which the Portfolio invests.
(g)
The ratio of operating expenses after fee reductions and expense reimbursements includes previous investments advisory fee reductions and expense reimbursements recouped by the Investment Adviser. If this expense offset was excluded, the ratio would have been 1.00%, 1.00%, 1.00% and 0.97% for the years ended December 31, 2024, 2023, 2022 and 2021, respectively (Note 3).

(h)	Not Annualized.
(i)	Annualized.
See Notes to Financial Statements.

144

Large Company Value Portfolio
Financial Highlights
Investment Class Shares
For a Fund Share Outstanding Throughout Each Period.

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$ 21.17	$20.12	$17.84	$22.29	$19.75	$20.11
Income (loss) from investment operations:
Net investment income(a)	0.13	0.23	0.20	0.12	0.05	0.22
Net realized and unrealized gains (losses) on investments and foreign currency transactions	1.15	2.52	2.64	(2.62)	4.99	(0.39)
Total from investment operations	1.28	2.75	2.84	(2.50)	5.04	(0.17)
Less distributions:
From net investment income	—	(0.17)	(0.12)	(0.21)	(0.28)	—
From realized capital gains	—	(1.53)	(0.44)	(1.74)	(2.22)	(0.19)
Total distributions	—	(1.70)	(0.56)	(1.95)	(2.50)	(0.19)
Net asset value, end of period	$ 22.45	$21.17	$20.12	$17.84	$22.29	$19.75
Total return(b)	6.05%(f)	13.37%	15.96%	(11.46)%	25.82%	(0.81)%
Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$3,961	$3,837	$3,683	$4,029	$6,068	$5,509
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly(c)	1.30%(g)	1.30%	1.30%	1.29%	1.32%	1.32%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly(c)(d)	1.30%(g)	1.31%	1.32%	1.29%	1.32%	1.32%
Net investment income(e)	1.21%(g)	1.07%	1.07%	0.62%	0.24%	1.32%
Portfolio turnover rate	29%(f)	38%	50%	38%	87%	77%

(a)	The selected per share data was calculated using the average shares outstanding method for the year.
(b)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)	Ratio does not include expenses from underlying funds.
(d)
The ratio of operating expenses before fee reductions and expense reimbursements includes the effect of fees paid indirectly. If this expense offset was excluded, the ratio would have been 1.31%, 1.32%, 1.29%, 1.32%, and 1.32% for the years ended December 31, 2024, 2023, 2022, 2021, and 2020, respectively (Note 4).

(e)	Ratio does not include net investment income of the investment companies in which the Portfolio invests.
(f)	Not Annualized.
(g)	Annualized.
See Notes to Financial Statements.

145

Large Company Value Portfolio
Financial Highlights
Institutional Class Shares
For a Fund Share Outstanding Throughout Each Period.

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$ 20.88	$19.91	$17.66	$22.29	$19.56	$19.86
Income (loss) from investment operations:
Net investment income(a)	0.16	0.30	0.26	0.18	0.13	0.28
Net realized and unrealized gains (losses) on investments and foreign currency transactions	1.13	2.50	2.60	(2.80)	5.14	(0.39)
Total from investment operations	1.29	2.80	2.86	(2.62)	5.27	(0.11)
Less distributions:
From net investment income	—	(0.30)	(0.17)	(0.27)	(0.32)	—
From realized capital gains	—	(1.53)	(0.44)	(1.74)	(2.22)	(0.19)
Total distributions	—	(1.83)	(0.61)	(2.01)	(2.54)	(0.19)
Net asset value, end of period	$ 22.17	$20.88	$19.91	$17.66	$22.29	$19.56
Total return(b)	6.18%(f)	13.75%	16.27%	(11.97)%	27.26%	(0.52)%
Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$161,877	$158,232	$161,269	$165,710	$223,288	$187,545
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly(c)	1.00%(g)	1.00%	1.00%	1.00%	0.99%	0.99%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly(c)(d)	1.03%(g)	1.03%	1.05%	1.02%	0.99%	0.99%
Net investment income(e)	1.49%(g)	1.36%	1.38%	0.92%	0.57%	1.65%
Portfolio turnover rate	29%(f)	38%	50%	38%	87%	77%

(a)	The selected per share data was calculated using the average shares outstanding method for the year.
(b)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)	Ratio does not include expenses from underlying funds.
(d)
The ratio of operating expenses before fee reductions and expense reimbursements includes the effect of fees paid indirectly. If this expense offset was excluded, the ratio would have been 1.03%, 1.05%, 1.02%, 0.99%, and 0.99% for the years ended December 31, 2024, 2023, 2022, 2021, and 2020 respectively (Note 4).

(e)	Ratio does not include net investment income of the investment companies in which the Portfolio invests.
(f)	Not Annualized.
(g)	Annualized.
See Notes to Financial Statements.

146

Small Company Growth Portfolio
Financial Highlights
Investment Class Shares
For a Fund Share Outstanding Throughout Each Period.

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$ 16.95	$16.26	$13.79	$25.11	$30.94	$27.09
Income (loss) from investment operations:
Net investment loss(a)	(0.05)	(0.12)	(0.10)	(0.14)	(0.29)	(0.24)
Net realized and unrealized gains (losses) on investments	(0.39)	0.81	2.57	(7.65)	4.07	7.84
Total from investment operations	(0.44)	0.69	2.47	(7.79)	3.78	7.60
Less distributions:
From realized capital gains	—	—	—	(3.53)	(9.61)	(3.75)
Net asset value, end of period	$ 16.51	$16.95	$16.26	$13.79	$25.11	$30.94
Total return(b)	(2.60)%(f)	4.24%	17.91%	(31.59)%	13.07%	28.98%
Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$5,288	$5,655	$6,004	$5,938	$10,817	$11,128
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly	1.35%(g)	1.35%	1.35%(c)	1.34%(e)	1.35%	1.35%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly(d)	1.88%(g)	1.87%	1.67%	1.87%	1.63%	1.63%
Net investment loss	(0.64)%(g)	(0.70)%	(0.70)%	(0.74)%	(0.88)%	(0.91)%
Portfolio turnover rate	97%(f)	63%	81%	57%	65%	50%

(a)	The selected per share data was calculated using the average shares outstanding method for the year.
(b)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)
The ratio of operating expenses after fee reductions and expense reimbursements includes previous investment advisory fee reductions and expense reimbursements recouped by the Investment Advisor. If this expense offset was excluded, the ratio would have been 1.21% for the year ended December 31, 2023 (Note 3).

(d)
The ratio of operating expenses before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.87%, 1.67%, 1.87%, 1.63%, and 1.63% for the years ended December 31, 2024, 2023, 2022, 2021, and 2020 respectively (Note 4).

(e)
The ratio of operating expenses after fee reductions and expense reimbursements includes the effect of fees paid indirectly. If this expense offset was excluded, the ratio would have been 1.35% for the year ended December 31, 2022 (Note 4).

(f)	Not Annualized.
(g)	Annualized.
See Notes to Financial Statements.

147

Small Company Growth Portfolio
Financial Highlights
Institutional Class Shares
For a Fund Share Outstanding Throughout Each Period.

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$ 20.49	$19.60	$16.58	$29.12	$34.40	$29.70
Income (loss) from investment operations:
Net investment loss(a)	(0.04)	(0.09)	(0.08)	(0.11)	(0.24)	(0.19)
Net realized and unrealized gains (losses) on investments	(0.48)	0.98	3.10	(8.90)	4.57	8.64
Total from investment operations	(0.52)	0.89	3.02	(9.01)	4.33	8.45
Less distributions:
From realized capital gains	0.00	—	—	(3.53)	(9.61)	(3.75)
Net asset value, end of period	$ 19.97	$20.49	$19.60	$16.58	$29.12	$34.40
Total return(b)	(2.49)%(e)	4.54%	18.21%	(31.42)%	13.36%	29.30%
Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$17,394	$19,031	$19,672	$16,545	$28,146	$36,932
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly	1.10%(f)	1.10%	1.10%	1.09%(d)	1.10%	1.10%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly(c)	1.71%(f)	1.67%	1.64%	1.67%	1.38%	1.36%
Net investment loss	(0.39)%(f)	(0.45)%	(0.44)%	(0.48)%	(0.64)%	(0.66)%
Portfolio turnover rate	97%(e)	63%	81%	57%	65%	50%

(a)	The selected per share data was calculated using the average shares outstanding method for the year.
(b)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)
The ratio of operating expenses before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.67%, 1.64%, 1.67%, 1.38%, and 1.36%, for the years ended December 31, 2024, 2023, 2022, 2021, and 2020 respectively (Note 4).

(d)
The ratio of operating expenses after fee reductions and expense reimbursements includes the effect of fees paid indirectly. If this expense offset was excluded, the ratio would have been 1.10% for the year ended December 31, 2022 (Note 4).

(e)	Not Annualized.
(f)	Annualized.
See Notes to Financial Statements.

148

Small Company Value Portfolio
Financial Highlights
Investment Class Shares
For a Fund Share Outstanding Throughout Each Period.

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$ 25.37	$25.57	$22.69	$28.06	$21.45	$21.85
Income (loss) from investment operations:
Net investment income(a)	0.12	0.18	0.22	0.17	0.07	0.06
Net realized and unrealized gains (losses) on investments(b)	(0.71)	1.91	3.66	(3.01)	6.80	0.03
Total from investment operations	(0.59)	2.09	3.88	(2.84)	6.87	0.09
Less distributions:
From net investment income	—	(0.29)	(0.04)	(0.18)	(0.24)	—
From capital gains	—	(2.00)	(0.96)	(2.35)	(0.02)	(0.49)
Total distributions	—	(2.29)	(1.00)	(2.53)	(0.26)	(0.49)
Net asset value, end of period	$ 24.78	$25.37	$25.57	$22.69	$28.06	$21.45
Total return(c)	(2.33)%(e)	7.70%	17.29%	(10.33)%	32.04%	0.47%
Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$4,364	$5,081	$5,517	$5,189	$6,751	$5,186
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly	1.35%(f)	1.35%	1.35%	1.35%	1.35%	1.35%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly(d)	1.95%(f)	1.95%	1.97%	1.89%	1.75%	1.84%
Net investment income	0.99%(f)	0.68%	0.93%	0.66%	0.28%	0.36%
Portfolio turnover rate	33%(e)	53%	65%	52%	45%	54%

(a)	The selected per share data was calculated using the average shares outstanding method for the year.
(b)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(c)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(d)
The ratio of operating expenses before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.95%, 1.97%, 1.89%, 1.75%, and 1.84%, for the years ended December 31, 2024, 2023, 2022, 2021, and 2020, respectively (Note 4).

(e)	Not Annualized.
(f)	Annualized.
See Notes to Financial Statements.

149

Small Company Value Portfolio
Financial Highlights
Institutional Class Shares
For a Fund Share Outstanding Throughout Each Period.

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$26.11	$26.33	$23.32	$28.78	$21.99	$22.33
Income (loss) from investment operations:
Net investment income(a)	0.15	0.25	0.29	0.23	0.13	0.11
Net realized and unrealized gains (losses) on investments(b)	(0.72)	1.96	3.78	(3.09)	7.00	0.04
Total from investment operations	(0.57)	2.21	4.07	(2.86)	7.13	0.15
Less distributions:
From net investment income	—	(0.43)	(0.10)	(0.25)	(0.32)	—
From realized capital gains	—	(2.00)	(0.96)	(2.35)	(0.02)	(0.49)
Total distributions	—	(2.43)	(1.06)	(2.60)	(0.34)	(0.49)
Net asset value, end of period	$ 25.54	$26.11	$26.33	$23.32	$28.78	$21.99
Total return(c)	(2.18)%(e)	7.93%	17.62%	(10.13)%	32.40%	0.73%
Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$18,433	$20,024	$20,646	$19,273	$30,347	$34,796
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly	1.10%(f)	1.10%	1.10%	1.10%	1.10%	1.10%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly(d)	1.72%(f)	1.70%	1.72%	1.60%	1.46%	1.52%
Net investment income	1.25%(f)	0.93%	1.19%	0.96%	0.49%	0.59%
Portfolio turnover rate	33%(e)	53%	65%	52%	45%	54%

(a)	The selected per share data was calculated using the average shares outstanding method for the year.
(b)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(c)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(d)
The ratio of operating expenses before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.70%, 1.72%, 1.60%, 1.46%, and 1.51% for the years ended December 31, 2024, 2023, 2022, 2021, and 2020 respectively (Note 4).

(e)	Not Annualized.
(f)	Annualized.
See Notes to Financial Statements.

150

FT Wilshire 5000 IndexSM Fund
Financial Highlights
Investment Class Shares
For a Fund Share Outstanding Throughout Each Period.

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$ 32.72	$27.41	$22.68	$29.40	$25.14	$22.93
Income (loss) from investment operations:
Net investment income(a)	0.13	0.26	0.27	0.25	0.23	0.26
Net realized and unrealized gains (losses) on investments and foreign currency transactions	1.62	5.96	5.37	(5.80)	6.16	4.25
Total from investment operations	1.75	6.22	5.64	(5.55)	6.39	4.51
Less distributions:
From net investment income	—	(0.26)	(0.28)	(0.25)	(0.22)	(0.26)
From realized capital gains	—	(0.65)	(0.63)	(0.92)	(1.91)	(2.04)
Total distributions	—	(0.91)	(0.91)	(1.17)	(2.13)	(2.30)
Net asset value, end of period	$ 34.47	$32.72	$27.41	$22.68	$29.40	$25.14
Total return(b)	5.35%(c)	22.60%	24.92%	(18.98)%	25.59%	19.93%
Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$230,780	$226,375	$191,607	$157,124	$202,121	$164,172
Operating expenses	0.56%(d)	0.56%	0.59%	0.57%	0.52%	0.61%
Net investment income	0.82%(d)	0.84%	1.08%	0.98%	0.81%	1.13%
Portfolio turnover rate	1%(c)	2%	5%	21%	9%	9%

(a)	The selected per share data was calculated using the average shares outstanding method for the year.
(b)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)	Not Annualized.
(d)	Annualized.
See Notes to Financial Statements.

151

FT Wilshire 5000 IndexSM Fund
Financial Highlights
Institutional Class Shares
For a Fund Share Outstanding Throughout Each Period.

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$ 32.76	$27.43	$22.69	$29.42	$25.15	$22.93
Income (loss) from investment operations:
Net investment income(a)	0.17	0.33	0.33	0.30	0.29	0.33
Net realized and unrealized gains (losses) on investments and foreign currency transactions	1.62	5.98	5.38	(5.81)	6.17	4.26
Total from investment operations	1.79	6.31	5.71	(5.51)	6.46	4.59
Less distributions:
From net investment income	—	(0.33)	(0.34)	(0.30)	(0.28)	(0.33)
From realized capital gains	—	(0.65)	(0.63)	(0.92)	(1.91)	(2.04)
Total distributions	—	(0.98)	(0.97)	(1.22)	(2.19)	(2.37)
Net asset value, end of period	$ 34.55	$32.76	$27.43	$22.69	$29.42	$25.15
Total return(b)	5.46%(c)	22.91%	25.21%	(18.83)%	25.85%	20.28%
Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$58,843	$58,406	$48,913	$42,372	$56,073	$48,571
Operating expenses	0.33(d)	0.33%	0.35%	0.35%	0.31%	0.31%
Net investment income	1.04(d)	1.07%	1.31%	1.17%	1.02%	1.44%
Portfolio turnover rate	1%(c)	2%	5%	21%	9%	9%

(a)	The selected per share data was calculated using the average shares outstanding method for the year.
(b)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)	Not Annualized.
(d)	Annualized.
See Notes to Financial Statements.

152

Wilshire International Equity Fund
Financial Highlights
Investment Class Shares
For a Fund Share Outstanding Throughout Each Period.

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.11	$10.64	$9.36	$11.64	$12.38	$11.37
Income (loss) from investment operations:
Net investment income(a)	0.14	0.18	0.16	0.13	0.09	0.05
Net realized and unrealized gains (losses) on investments and foreign currency transactions	2.06	0.49	1.44	(2.32)	1.41	1.81
Total from investment operations	2.20	0.67	1.60	(2.19)	1.50	1.86
Less distributions:
From net investment income	—	(0.40)	(0.26)	0.00	(0.39)	(0.02)
From realized capital gains	—	(0.80)	(0.06)	(0.09)	(1.85)	(0.83)
Total distributions	—	(1.20)	(0.32)	(0.09)	(2.24)	(0.85)
Redemption fees (Note 2)	0.00(b)	0.00(b)	0.00(b)	0.00(b)	0.00(b)	0.00(b)
Net asset value, end of period	$ 12.31	$10.11	$10.64	$9.36	$11.64	$12.38
Total return(c)	21.76%(g)	5.93%	17.12%	(18.88)%	12.48%	16.55%
Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$946	$692	$776	$1,037	$3,269	$2,438
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly(d)	1.50%(h)	1.50%	1.50%	1.50%	1.50%	1.50%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly(d)	1.74%(h)	1.76%(e)	1.77%(e)	1.75%(e)	1.76%(e)	1.69%(e)
Net investment income(f)	2.46%(h)	1.63%	1.53%	1.36%	0.65%	0.44%
Portfolio turnover rate	27%(g)	49%	55%	48%	53%	61%

(a)	The selected per share data was calculated using the average shares outstanding method for the year.
(b)	Amount rounds to less than $0.01 per share.
(c)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(d)	Ratio does not include expenses from underlying funds.
(e)
The ratio of operating expenses before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.76%, 1.77%, 1.75%, 1.76%, and 1.69% for the years ended December 31,2024, 2023, 2022, 2021, and 2020 respectively (Note 4).

(f)	Ratio does not include net investment income of the investment companies in which the Portfolio invests.
(g)	Not Annualized.
(h)	Annualized.
See Notes to Financial Statements.

153

Wilshire International Equity Fund
Financial Highlights
Institutional Class Shares
For a Fund Share Outstanding Throughout Each Period.

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.93	$10.49	$9.25	$11.47	$12.20	$11.19
Income (loss) from investment operations:
Net investment income(a)	0.14	0.22	0.18	0.15	0.12	0.08
Net realized and unrealized gains (losses) on investments and foreign currency transactions	2.03	0.48	1.43	(2.28)	1.39	1.78
Total from investment operations	2.17	0.70	1.61	(2.13)	1.51	1.86
Less distributions:
From net investment income	—	(0.46)	(0.31)	—	(0.39)	(0.02)
From realized capital gains	—	(0.80)	(0.06)	(0.09)	(1.85)	(0.83)
Total distributions	—	(1.26)	(0.37)	(0.09)	(2.24)	(0.85)
Redemption fees (Note 2)	0.00(b)	0.00(b)	0.00(b)	0.00(b)	0.00(b)	0.00(b)
Net asset value, end of period	$ 12.10	$9.93	$10.49	$9.25	$11.47	$12.20
Total return(c)	21.85%(g)	6.29%	17.34%	(18.63)%	12.78%	16.82%
Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$226,781	$207,375	$220,560	$220,963	$295,154	$305,433
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly(d)	1.25%(h)	1.25%	1.25%	1.25%	1.25%	1.25%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly(d)	1.39%(h)	1.40%(e)	1.43%(e)	1.40%(e)	1.38%(e)	1.32%(e)
Net investment income(f)	2.59%(h)	1.93%	1.76%	1.57%	0.90%	0.71%
Portfolio turnover rate	27%(g)	49%	55%	48%	53%	61%

(a)	The selected per share data was calculated using the average shares outstanding method for the year.
(b)	Amount rounds to less than $0.01 per share.
(c)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(d)	Ratio does not include expenses from underlying funds.
(e)
The ratio of operating expenses before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.40%, 1.43%, 1.40%, 1.38%, and 1.32% for the years ending December 31, 2024, 2023, 2022, 2021, and 2020, respectively (Note 4).

(f)	Ratio does not include net investment income of the investment companies in which the Portfolio invests.
(g)	Not Annualized.
(h)	Annualized.
See Notes to Financial Statements.

154

Wilshire Income Opportunities Fund
Financial Highlights
Investment Class Shares
For a Fund Share Outstanding Throughout Each Period.

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.87	$8.95	$8.66	$10.08	$10.39	$10.42
Income (loss) from investment operations:
Net investment income(a)	0.21	0.39	0.36	0.27	0.26	0.33
Net realized and unrealized gains (losses) on investments and foreign currency transactions(b)	0.18	(0.08)	0.18	(1.40)	(0.22)	0.03
Total from investment operations	0.39	0.31	0.54	(1.13)	0.04	0.36
Less distributions:
From net investment income	(0.22)	(0.39)	(0.25)	(0.29)	(0.26)	(0.35)
From realized capital gains	—	—	—	0.00	(0.09)	(0.04)
Total distributions	(0.22)	(0.39)	(0.25)	(0.29)	(0.35)	(0.39)
Net asset value, end of period	$9.04	$8.87	$8.95	$8.66	$10.08	$10.39
Total return(c)	4.37%(g)	3.50%	6.34%	(11.18)%	0.40%	3.59%(d)
Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$189	$210	$205	$516	$2,136	$1,998
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly(e)	1.15%(h)	1.15%	1.15%	1.15%	1.15%	1.15%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly(e)	1.36%(h)	1.41%	1.41%	1.32%	1.31%	1.29%
Net investment income(f)	4.76%(h)	4.31%	4.12%	2.95%	2.49%	3.24%
Portfolio turnover rate	34%(g)	94%	66%	78%	109%	104%

(a)	The selected per share data was calculated using the average shares outstanding method for the year.
(b)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(c)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(d)
The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

(e)	Ratio does not include expenses from underlying funds.
(f)	Ratio does not include net investment income of the investment companies in which the Portfolio invests.
(g)	Not Annualized.
(h)	Annualized.
See Notes to Financial Statements.

155

Wilshire Income Opportunities Fund
Financial Highlights
Institutional Class Shares
For a Fund Share Outstanding Throughout Each Period.

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.76	$8.84	$8.58	$9.99	$10.33	$10.37
Income (loss) from investment operations:
Net investment income(a)	0.22	0.40	0.38	0.31	0.28	0.35
Net realized and unrealized gains (losses) on investments and foreign currency transactions(b)	0.17	(0.07)	0.18	(1.40)	(0.22)	0.03
Total from investment operations	0.39	0.33	0.56	(1.09)	0.06	0.38
Less distributions:
From net investment income	(0.23)	(0.41)	(0.30)	(0.32)	(0.31)	(0.38)
From realized capital gains	—	—	—	—	(0.09)	(0.04)
Total distributions	(0.23)	(0.41)	(0.30)	(0.32)	(0.40)	(0.42)
Net asset value, end of period	$8.92	$8.76	$8.84	$8.58	$9.99	$10.33
Total return(c)	4.46%(g)	6.61%	6.61%	(10.91)%	0.63%	3.77%(d)
Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$179,196	$197,845	$202,119	$232,704	$301,210	$306,671
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly(e)	0.90%(h)	0.90%	0.90%	0.90%	0.90%	0.90%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly(e)	1.04%(h)	1.03%	1.05%	0.96%	0.92%	0.92%
Net investment income(f)	5.00%(h)	4.56%	4.43%	3.37%	2.75%	3.48%
Portfolio turnover rate	34%(g)	94%	66%	78%	109%	104%

(a)	The selected per share data was calculated using the average shares outstanding method for the year.
(b)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(c)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(d)
The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

(e)	Ratio does not include expenses from underlying funds.
(f)	Ratio does not include net investment income of the investment companies in which the Portfolio invests.
(g)	Not Annualized.
(h)	Annualized.
See Notes to Financial Statements.

156

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2025 (Unaudited)
1. Organization
Wilshire Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which was incorporated under Maryland law on July 30, 1992. The Company operates as a series company and presently offers seven series: Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, FT Wilshire 5000 IndexSM Fund, Wilshire International Equity Fund and Wilshire Income Opportunities Fund (each a “Portfolio” and collectively the “Portfolios”). The Large Company Growth Portfolio is an open-end non-diversified investment company. The Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, FT Wilshire 5000 IndexSM Fund, Wilshire International Equity Fund and Wilshire Income Opportunities Fund are open-end diversified investment companies. The Company accounts separately for the assets, liabilities and operations of each Portfolio.
The investment objective of Large Company Growth Portfolio is to seek capital appreciation.
The investment objective of Large Company Value Portfolio is to seek capital appreciation.
The investment objective of Small Company Growth Portfolio is to seek capital appreciation.
The investment objective of Small Company Value Portfolio is to seek capital appreciation.
The investment objective of FT Wilshire 5000 IndexSM Fund is to replicate as closely as possible the performance of the FT Wilshire 5000 IndexSM before the deduction of the Portfolio’s expenses.
The investment objective of Wilshire International Equity Fund is to seek capital appreciation.
The primary investment objective of Wilshire Income Opportunities Fund is to maximize current income. Long-term capital appreciation is a secondary objective.
Each of the Portfolios currently offers Investment and Institutional Class shares, each of which has equal rights as to voting privileges except that the Investment Class has exclusive voting rights for its service and distribution plan. Investment income, realized and unrealized capital gains and losses and the common expenses of each Portfolio are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of such Portfolio. Each class of shares differs with respect to its service and distribution expenses.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolios follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The end of the reporting period for the Portfolios is June 30, 2025, and the period covered by these Notes to Financial Statements is the six months ended June 30, 2025 (the “current fiscal period”).
Use of estimates – The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be material.
Security valuation – Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for

157

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Pricing Committee of Wilshire Advisors LLC (the “Adviser”) it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price. Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of the Adviser, one of whom is an officer of the Company. The Adviser has been named the valuation designee to implement the daily pricing and fair valuation procedures of the Portfolios. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.
Wilshire International Equity Fund uses a third-party pricing agent who provides a daily fair value for foreign securities. In the event that the Adviser believes that the fair values provided are not reliable, the Adviser may request that a meeting of the Pricing Committee be held.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:
Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

Level 3 –	Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the current fiscal period, there have been no significant changes to the Portfolios’ fair value methodologies.

158

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
The following is a summary of the inputs used to value the Portfolios’ investments as of the end of the current fiscal period:
Large Company Growth Portfolio

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$234,897,361	$—	$—	$234,897,361
Collateralized Mortgage Obligations	—	7,793,070	—	7,793,070
Affiliated Registered Investment Companies	7,370,330	—	—	7,370,330
Corporate Bonds	—	6,348,909	—	6,348,909
Collateralized Loan Obligations	—	2,900,908	—	2,900,908
Asset-Backed Securities	—	2,891,287	—	2,891,287
U.S. Treasury Securities	—	1,012,232	—	1,012,232
Real Estate Investment Trusts	247,133	—	—	247,133
Rights	—	—	0(a)	0
Total Investments	$ 242,514,824	$20,946,406	$0	$263,461,230
Other Financial Instruments:
Total Return Swaps*	$—	$779,926	$—	$779,926
Futures Contracts*	20,296	—	—	20,296
Total Other Financial Instruments	$20,296	$779,926	$—	$800,222
Liabilities:
Other Financial Instruments:
Futures Contracts*	$(110,029)	$—	$—	$(110,029)
Total Other Financial Instruments	$(110,029)	$—	$—	$(110,029)

Large Company Value Portfolio

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$135,791,373	$—	$—	$135,791,373
Collateralized Mortgage Obligations	—	5,264,847	—	5,264,847
Affiliated Registered Investment Companies	4,625,926	—	—	4,625,926
Corporate Bonds	—	4,146,651	—	4,146,651
Asset-Backed Securities	—	2,213,415	—	2,213,415
Real Estate Investment Trusts	2,117,588	—	—	2,117,588
Collateralized Loan Obligations	—	2,019,099	—	2,019,099
U.S. Treasury Securities	—	444,877	—	444,877
Total Investments	$142,534,887	$14,088,889	$—	$156,623,776
Other Financial Instruments:
Futures Contracts*	$5,063	$—	$—	$5,063
Total Other Financial Instruments	$5,063	$—	$—	$5,063

159

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(217,397)	$—	$(217,397)
Futures Contracts*	(63,854)	—	—	(63,854)
Total Other Financial Instruments	$ (63,854)	$(217,397)	$—	$(281,251)

Small Company Growth Portfolio

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$22,076,783	$—	$0(a)	$22,076,783
Real Estate Investment Trusts	101,638	—	—	101,638
Total Investments	$22,178,421	$—	$0(a)	$22,178,421

Small Company Value Portfolio

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$20,642,281	$—	$—	$20,642,281
Real Estate Investment Trusts	1,856,263	—	—	1,856,263
Closed-End Funds	29,441	—	—	29,441
Total Investments	$22,527,985	$—	$—	$22,527,985

FT Wilshire 5000 IndexSM Fund

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$278,710,490	$—	$0(a)	$278,710,490
Real Estate Investment Trusts	6,748,234	—	—	6,748,234
Closed-End Funds	569	—	—	569
Rights	—	—	0(a)	0
Escrow Notes	—	—	0(a)	0
Total Investments	$285,459,293	$—	$0	$285,459,293

160

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
Wilshire International Equity Fund

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$33,506,438	$150,025,736	$0(a)	$183,532,174
Collateralized Mortgage Obligations	—	7,259,167	—	7,259,167
Affiliated Registered Investment Companies	5,636,418	—	—	5,636,418
Corporate Bonds	—	5,461,823	—	5,461,823
Asset-Backed Securities	—	2,764,972	—	2,764,972
Collateralized Loan Obligations	—	2,560,551	—	2,560,551
Real Estate Investment Trusts	331,709	2,111,036	—	2,442,745
Preferred Stocks	1,035,046	280,085	0(a)	1,315,131
U.S. Treasury Securities	—	1,056,156	—	1,056,156
Total Investments	$40,509,611	$171,519,526	$0	$212,029,137
Other Financial Instruments:
Total Return Swaps*	$—	$4,224,467	$—	$4,224,467
Futures Contracts*	7,594	—	—	7,594
Total Other Financial Instruments	$7,594	$4,224,467	$—	$4,232,061
Liabilities:
Other Financial Instruments:
Futures Contracts*	$(90,956)	$—	$—	$(90,956)
Total Other Financial Instruments	$(90,956)	$—	$—	$(90,956)

Wilshire Income Opportunities Fund

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	$—	$53,605,654	$—	$53,605,654
Collateralized Mortgage Obligations	—	32,318,267	—	32,318,267
U.S. Treasury Securities	—	14,559,626	—	14,559,626
Mortgage-Backed Securities	—	14,306,650	—	14,306,650
Asset-Backed Securities	—	12,810,688	—	12,810,688
Bank Loans	—	11,943,921	—	11,943,921
Foreign Government Debt Obligations	—	10,426,802	—	10,426,802
Collateralized Loan Obligations	—	6,674,328	—	6,674,328
Affiliated Registered Investment Companies	6,306,234	—	—	6,306,234
Foreign Government Agency Issues	—	2,990,299	—	2,990,299
Convertible Bonds	—	1,241,761	—	1,241,761
Convertible Preferred Stocks	998,729	—	—	998,729
Preferred Stocks	552,142	—	—	552,142
Purchased Options	—	148,083	—	148,083
U.S. Treasury Bills	—	5,779,869	—	5,779,869
Total Investments	$7,857,105	$166,805,948	$—	$174,663,053

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	Level 1	Level 2	Level 3	Total
Other Financial Instruments:
Futures Contracts*	$651,794	$—	$—	$651,794
Forwards*	—	174,612	—	174,612
Credit Default Swaps*	—	43,328	—	43,328
Total Return Swaps*	—	84,092	—	84,092
Volatility Swaps*	—	41,860	—	41,860
Interest Rate Swaps*	—	18,998	—	18,998
Total Other Financial Instruments	$651,794	$362,890	$—	$1,014,684
Liabilities:
Investments:
Written Options	$—	$(198,801)	$—	$(198,801)
Total Investments	$—	$(198,801)	$—	$(198,801)
Other Financial Instruments:
Forwards*	$—	$(379,177)	$—	$(379,177)
Futures Contracts*	(299,504)	—	—	(299,504)
Interest Rate Swaps*	—	(1,405)	—	(1,405)
Volatility Swaps*	—	(11,342)	—	(11,342)
Credit Default Swaps*	—	(16,492)	—	(16,492)
Total Other Financial Instruments	$(299,504)	$(408,416)	$—	$(707,920)

(a)	Includes securities that have been fair valued at $0.
*
Other financial instruments are derivative financial instruments not reflected in the Schedules of Investments, such as futures contracts, swap contracts and forward foreign currency contracts. These contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Refer to the Portfolios’ Schedules of Investments for a listing of the securities by industry or sector type. Large Company Value Portfolio, Small Company Value Portfolio, and Wilshire Income Opportunities Fund did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of the end of the current fiscal period. Large Company Growth Portfolio held rights that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $0. Small Company Growth Portfolio held common stocks that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $0. FT Wilshire 5000 IndexSM Fund held common stocks, escrow notes, and rights that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $0, $0, and $0, respectively. Wilshire International Equity Fund held common stocks and preferred stocks that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $0 and $0, respectively. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when a Portfolio has over 1% of Level 3 investments.
Russian and Ukraine Securities – The continued hostilities between the two countries may still result in more widespread conflict and could have a severe adverse effect on the region and the markets. Sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have additional significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events.
Cash and Cash Equivalents – Idle cash may be swept into various overnight demand deposits and is classified as Cash and cash equivalents on the Statements of Assets and Liabilities. The Portfolios maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

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Option Transactions – Wilshire Income Opportunities Fund may purchase and write call and put options on securities, securities indices, swaps (“swaptions”) and foreign currencies, provided such options are traded on a national securities exchange or an over-the-counter market. When the Portfolio writes a covered call or put option, an amount equal to the premium received is included as a liability in the Statements of Assets and Liabilities. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, the Portfolio has no control over whether the underlying securities are subsequently sold (call) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or index underlying the written option. When the Portfolio purchases a call or put option, an amount equal to the premium paid is included as an investment in the Portfolio’s Statements of Assets and Liabilities and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date or if the Portfolio enters into a closing sale transaction, a gain or loss is realized. If the Portfolio exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Portfolio exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The option techniques utilized are generally to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Portfolio, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets.
Total Return Swaps – The Large Company Growth Portfolio, Large Company Value Portfolio, and the Wilshire International Equity Fund enter into total return swaps. In a swap transaction, two parties generally agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined reference instrument or instruments, which can be adjusted for an interest rate factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested in a particular security or other asset or in a “basket” of securities representing a particular index). A party’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). An equity swap is an agreement in which at least one party’s payments are based on the rate of return of an equity security or equity index. The other party’s payments can be based on a fixed rate, a non-equity variable rate or even a different equity index. For financial reporting purposes, the unrealized value of such swaps is netted and displayed on the Statements of Assets and Liabilities. Cash collateral that has been pledged to cover obligations of the Portfolio, if any, is reported separately as margin deposits for swap contracts on the Statements of Assets and Liabilities. The Portfolios use swaps to gain equity exposure of the underlying index.
Interest Rate Swaps – Wilshire Income Opportunities Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The value of fixed-rate bonds held by the Portfolio may decrease if interest rates rise. In order to reduce such risks, the Portfolio may enter into interest rate swaps. Interest rate swaps involve the exchange of commitments to pay and receive a fixed or floating rate of interest based on a notional principal amount. The risks of interest rate swaps include changes in market conditions that will affect their value or cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the swap’s remaining life. Upon entering into a swap contract, the Portfolio is required to satisfy an initial margin requirement by delivering cash to the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Portfolio, if any, is reported separately as margin deposits for swap contracts on the Statements of Assets and Liabilities. Net periodic interest payments to be received or paid are accrued and settled daily and are recorded as realized gain (loss) on the Statements of Operations. Interest rate swaps are marked-to-market daily and the change is recorded as an unrealized gain (loss) on swap contracts on the Statements of Operations.
Credit Default Swaps – During the current fiscal period, Large Company Growth Portfolio, Large Company Value Portfolio, Wilshire International Equity Fund, and Wilshire Income Opportunities Fund entered into credit default

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swaps to preserve a return or spread on a particular investment or portion of their portfolios, as a duration management technique and to protect against any increase in the price of securities the Portfolios anticipate purchasing at a later date. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for protection written) or loss (for protection sold) in the Statements of Operations. In the case of credit default swaps where the Portfolios are selling protection, the notional amount approximates the maximum loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Portfolio, if any, is reported separately as Margin Deposits for Swap Contracts on the Statements of Assets and Liabilities.
Futures Contracts – During the current fiscal period, Large Company Growth Portfolio, Large Company Value Portfolio, Wilshire International Equity Fund, and Wilshire Income Opportunities Fund held futures contracts. They may use futures contracts to gain exposure or to hedge asset classes such as currencies and fixed income. These Portfolios may use futures contacts as a substitute for taking a position in an underlying asset, to make tactical asset allocations, to seek to minimize risk, to enhance returns and/or assist in managing cash. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Upon entering into a contract, the Portfolios deposit and maintain as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains and losses. Variation margin is typically settled daily. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Portfolio, if any, is reported separately as Margin deposits for futures contracts on the Statements of Assets and Liabilities. Non-cash collateral pledged by the Portfolios, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount before a transfer has to be made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance.
Investment Transactions and Investment Income – Investment transactions are recorded on a trade-date basis. Realized gains and losses from investment transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are accreted or amortized using the effective interest method. Gains and losses on paydowns of mortgage-backed securities are reflected in interest income on the Statements of Operations. Distributions received on investments that represent a return of capital or capital gain are reclassed as a reduction of cost of investments and/or as a realized gain. Withholding taxes on foreign dividends have been provided for in accordance with the Company’s understanding of the applicable country’s tax rules and rates. Settlement on bank loan transactions may be in excess of seven business days.
Foreign Taxes – The Portfolios may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Portfolios invest.
Mortgage, Assets-backed and Collateralized Loan Securities – Large Company Growth Portfolio, Large Company Value Portfolio, Wilshire International Equity Fund, and Wilshire Income Opportunities Fund may invest in mortgage, asset-backed and collateralized loan securities, including collateralized loan obligations (“CLOs”), which represent shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to owners on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or

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other debt may be refinanced or paid off before they mature, particularly during periods of declining interest rates. In that case, proceeds from the securities may have to be reinvested at a lower interest rate. This could lower the Portfolios’ return and result in losses to the Portfolios if some securities were acquired at a premium. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. The Portfolio may also invest in collateralized mortgage obligations (“CMOs”). In a CMO, a series of bonds or certificates is issued in multiple classes, which have varying levels of risks.
Investments in CLOs may be subject to certain tax provisions that could result in the Portfolios incurring tax or recognizing income prior to receiving cash distributions related to such income. CLOs that fail to comply with certain U.S. tax disclosure requirements may be subject to withholding requirements that could adversely affect cash flows and investment results. Any unrealized losses a Portfolio experiences with respect to its CLO investments may be an indication of future realized losses.
Stripped Mortgage-Backed Securities (“SMBS”) – Large Company Growth Portfolio, Large Company Value Portfolio, Wilshire International Equity Fund, and Wilshire Income Opportunities Fund may invest in SMBS. SMBS are derivative multi-class mortgage-backed securities which are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). IOs are more volatile and sensitive to the rate of prepayments than other types of mortgage-backed securities, and their value can fall dramatically in response to rapid or unexpected changes in the mortgage, interest rate or economic environment. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Additionally, any prepayment penalties received for an IO are included in interest income on the Statements of Operations.
Loan Participation and Assignments – Wilshire Income Opportunities Fund may invest in direct debt instruments which are interests in amounts owed to lenders and lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio will generally purchase assignments of these loans, in which case it will typically become a lender for purposes of the relevant loan agreement with direct contractual rights against the borrower, including the right to receive payments of principal and interest. When purchasing participation interests in a loan, the Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. The Portfolio may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan accounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned are recorded as a component of interest income on the Statements of Operations. The Portfolio currently holds $0 in unfunded loan commitments.
Foreign Currency Transactions – The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:
•	fair value of investment securities, other assets and liabilities at the daily rates of exchange and
•	purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.
The portion of the results of operations caused by changes in foreign exchange rates on investments are not isolated from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments. Foreign currency transactions are related to gains and losses between

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trade and settlement dates on currency transactions, gains and losses arising from the sales of foreign currency and gains and losses between the ex-dividend and payment dates on dividends, interest and foreign withholding taxes. The effect of changes in foreign exchange rates on realized and unrealized gains or losses is reflected as a component of such gains or losses.
Forward Foreign Currency Contracts – Wilshire Income Opportunities Fund may enter into forward foreign currency contracts as hedges against either specific transactions, Portfolio positions or anticipated Portfolio positions. The Portfolio may also engage in currency transactions to enhance the Portfolio’s returns. All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded. The Portfolio realizes gains and losses at the time forward foreign currency contracts are closed. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for federal income tax purposes. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.
Centrally Cleared Swaps – For swaps that are centrally cleared, initial margins are posted, and daily changes in fair value are recorded as variation margin at the broker and may be recorded as a payable or receivable on the Statements of Assets and Liabilities as “Net variation margin receivable on swap contracts” or “Net variation margin payable on swap contracts” and settled daily against the Portfolio’s margin account. Because the Portfolio’s margin does not leave the brokerage account until recalled, centrally cleared swaps are shown at unrealized appreciation (depreciation) on swap contracts, which closely approximates the accumulated variation margin. Initial margin is determined by each relevant clearing agency and is segregated at a broker account registered with the Commodity Futures Trading Commission (“CFTC”), or the applicable regulator. Customer Account Agreements (“CAA”) and related addendums governing the Company’s cleared swap transactions do not provide the Company with legal right of set off and are not associated with a master netting agreement.
Over-the-Counter (“OTC”) Derivative Contracts – To reduce counterparty risk for OTC transactions, Large Company Growth Portfolio, Large Company Value Portfolio, Wilshire International Equity Fund, and Wilshire Income Opportunities Fund have entered into master netting arrangements, established within the International Swap Dealers Association, Inc. (“ISDA”) master agreements, which allow the Portfolios to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables for certain OTC positions for each individual counterparty. In addition, the Portfolios may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Portfolios. For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral terms are contract-specific for OTC derivatives. For derivatives traded under an ISDA master agreement or other similar agreement, the collateral requirements are typically calculated by netting the mark-to-market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Portfolio or the counterparty.

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The following table presents, by derivative type, Large Company Growth Portfolio, Large Company Value Portfolio, Wilshire International Equity Fund, and Wilshire Income Opportunities Fund’s financial derivative instruments net of the related collateral pledged by counterparty at the end of the current fiscal period:

Assets	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received
Large Company Growth Portfolio
Description/Counterparty
Total Return Swaps
Morgan Stanley	$779,926	$—	$779,926	$—	$—	$779,926

Liabilities	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received
Large Company Value Portfolio
Description/Counterparty
Total Return Swaps
Morgan Stanley	$217,397	$—	$217,397	$—	$—	$217,397

Assets	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received
Wilshire International Equity Fund
Description/Counterparty
Total Return Swaps
Goldman Sachs Bank, USA	$3,093,824	$—	$3,093,824	$—	$—	$3,093,824
Morgan Stanley	1,130,643	—	1,130,643	—	—	1,130,643
	$4,224,467	$—	$4,224,467	$—	$—	$4,224,467

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Assets	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received
Wilshire Income Opportunities Fund
Description/Counterparty
Forward Foreign Currency Contracts
Barclays Capital, Inc.	$35,067	$—	$35,067	$(22,486)	$—	$12,581
Citigroup Global Markets, Inc.	8,616	—	8,616	(8,616)	—	—
Goldman Sachs	18,656	—	18,656	(18,656)	—	—
HSBC Bank	34,880	—	34,880	(23,597)	—	11,283
J.P. Morgan Securities, Inc.	38,928	—	38,928	(29,857)	—	9,071
Morgan Stanley	6,557	—	6,557	(6,557)	—	—
Nomura Securities International, Inc.	607	—	607	—	—	607
Royal Bank of Canada Investment Management (USA) Ltd	14,176	—	14,176	(14,176)	—	—
Standard Chartered Securities N.A.	3,831	—	3,831	(3,831)	—	—
State Street Bank & Trust Co.	8,586	—	8,586	(7,355)	—	1,231
UBS AG	4,502	—	4,502	(4,502)	—	—
Wells Fargo	206	—	206	(48)	—	158
Total Forward Foreign Currency Contracts	174,612	—	174,612	(139,681)	—	34,931
Purchased Options
Barclays Capital, Inc.	$115,452	$—	$115,452	$(32,350)	$—	$83,102
Goldman Sachs	22	—	22	(22)	—	—
J.P. Morgan Securities, Inc.	11,683	—	11,683	(11,683)	—	—
Morgan Stanley	8,807	—	8,807	(5,637)	—	3,170
UBS AG	12,119	—	12,119	(12,119)	—	—
Total Purchased Options	148,083	—	148,083	(61,811)	—	86,272
	$322,695	$—	$322,695	$(201,492)	$—	$121,203

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Liabilities	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Pledged
Description/Counterparty
Forward Foreign Currency Contracts
Barclays Capital, Inc.	$22,486	$—	$22,486	$(22,486)	$—	$—
BNP Paribas Brokerage Services, Inc.	31,996	—	31,996	—	—	31,996
Citigroup Global Markets, Inc.	12,085	—	12,085	(8,616)	—	3,469
Deutsche Bank	6,585	—	6,585	—	—	6,585
Goldman Sachs	162,260	—	162,260	(18,656)	—	143,604
HSBC Bank	23,597	—	23,597	(23,597)	—	—
J.P. Morgan Securities, Inc.	29,857	—	29,857	(29,857)	—	—
Morgan Stanley	40,293	—	40,293	(6,557)	—	33,736
Royal Bank of Canada Investment Management (USA) Ltd	21,803	—	21,803	(14,176)	—	7,627
Standard Chartered Securities N.A.	4,524	—	4,524	(3,831)	—	693
State Street Bank & Trust Co.	7,355	—	7,355	(7,355)	—	—
UBS AG	16,288	—	16,288	(4,502)	—	11,786
Wells Fargo	48	—	48	(48)	—	—
Total Forward Foreign Currency Contracts	379,177	—	379,177	(139,681)	—	239,496
Written Options
Barclays Capital, Inc.	$32,350	$—	$32,350	$(32,350)	$—	$—
BNP Paribas Securities Corp	17,750	—	17,750	—	—	17,750
Deutsche Bank	11,726	—	11,726	—	—	11,726
Goldman Sachs	41,988	—	41,988	(22)	—	41,966
J.P. Morgan Securities, Inc.	43,493	—	43,493	(11,683)	—	31,810
Morgan Stanley	5,637	—	5,637	(5,637)	—	—
UBS AG	45,857	—	45,857	(12,119)	—	33,738
Total Written Options	198,801	—	198,801	(61,811)	—	136,990
	$577,978	$—	$577,978	$(201,492)	$—	$376,486

*	Actual collateral pledged, or margin deposits in the case of futures contracts, may be larger than than reported in order to satisfy broker or exchange requirements.
Due to the absence of a master netting agreement relating to the Funds’ participation in securities lending, no additional disclosures have been made on behalf of the Funds. Please reference Note 8 for collateral related to securities on loan.
Expense Policy – Distribution and shareholder service fees directly attributable to a Class of shares are charged to that class’ operating expenses. Expenses of a Portfolio other than distribution and service fees are prorated among the classes to which the expense relates based on the relative net assets of each class of shares. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributable to a Portfolio are allocated proportionately among all Portfolios daily in relation to the net assets of each Portfolio or another reasonable basis.

169

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
Expenses that are attributable to both the Company and the Wilshire Variable Insurance Trust (an affiliated registered investment company) are allocated across the Company and the Wilshire Variable Insurance Trust based upon relative net assets or another reasonable basis. Expenses and fees, including the advisory fees, are accrued daily and taken into account for the purpose of determining the net asset value (“NAV”) of each Class of each Portfolio’s shares.
Investments in REITs – With respect to each Portfolio, dividend income is recorded based on the income included in distributions received from its REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.
Master Limited Partnerships (“MLPs”) – Each Portfolio may invest in MLPs, which are limited partnerships or limited liability companies whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange. MLPs are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest in the MLP of as much as 2% plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP’s operations and management.
Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid at least once a year. The Portfolios’ net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders at least once a year. Additional distributions of net investment income and net realized capital gains may be made at the discretion of the Board in order to avoid the application of a 4% non-deductible Federal excise tax.
Redemption Fees – Wilshire International Equity Fund charges a redemption fee of 1% on redemption of its shares held for sixty days or less, subject to certain exceptions. During the current fiscal period and the year ended December 31, 2024, Wilshire International Equity Fund collected $1,413 and $857, respectively, in redemption fees.
New Accounting Pronouncements and Other Regulatory Matters – In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of asegment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

170

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
3. Investment Adviser and Other Service Providers
Pursuant to the Advisory Agreement between the Company and the Adviser, the Adviser charges annual fees, computed daily and paid monthly, of 0.75% of average daily net assets for the first $1 billion and 0.65% thereafter for each of Large Company Growth Portfolio and Large Company Value Portfolio; 0.85% of average daily net assets for the first $1 billion and 0.75% thereafter for each of Small Company Growth Portfolio and Small Company Value Portfolio; 0.10% of the average daily net assets for the first $1 billion and 0.07% thereafter for FT Wilshire 5000 IndexSM Fund; 1.00% of the average daily net assets for the first $1 billion and 0.90% thereafter for Wilshire International Equity Fund; and 0.60% of average daily net assets for Wilshire Income Opportunities Fund.
The Adviser has entered into expense limitation agreements with Large Company Growth Portfolio and Large Company Value Portfolio requiring the Adviser to reduce its management fees or reimburse expenses to limit expenses of such Portfolios (excluding taxes, brokerage expenses, dividend expenses on short securities, and extraordinary expenses) to 1.30% and 1.00% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. The Adviser has entered into expense limitation agreements with Small Company Growth Portfolio and Small Company Value Portfolio requiring the Adviser to reduce its management fees or reimburse expenses to limit expenses of such Portfolios (excluding taxes, brokerage expenses, dividend expenses on short securities, and extraordinary expenses) to 1.35% and 1.10% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. The Adviser has also entered into an expense limitation agreement with Wilshire International Equity Fund requiring the Adviser to reduce its management fees or reimburse expenses to limit expenses of such Portfolio (excluding taxes, brokerage expenses, dividend expenses on short securities, and extraordinary expenses) to 1.50% and 1.25% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. The Adviser has also entered into an expense limitation agreement with Wilshire Income Opportunities Fund requiring the Adviser to reduce its management fees or reimburse expenses to limit expenses of such Portfolio (excluding taxes, brokerage expenses, dividend expenses on short securities, acquired fund fees and expenses and extraordinary expenses) to 1.15% and 0.90% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. These agreements to limit expenses continue through at least April 30, 2026. The Adviser may recoup the amount of any fee reductions or expense reimbursements within three years after the day on which it reduced its fees or reimbursed expenses if the recoupment does not cause a Portfolio’s expenses to exceed the expense limitation that was in place at the time of the fee reduction or expense reimbursement.
During the current fiscal period, the Adviser reduced fees, reimbursed expenses or recouped fees as follows:

Portfolio	Fee Reductions/ Reimbursements	Fees Recouped
Large Company Growth Portfolio	$7,231	$—
Large Company Value Portfolio	24,727	—
Small Company Growth Portfolio	66,678	—
Small Company Value Portfolio	70,475	—
Wilshire International Equity Fund	148,903	—
Wilshire Income Opportunities Fund	134,161	—

As of the end of the current fiscal period, the amounts of fee reductions and expense reimbursements subject to recovery by the Adviser from Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire International Equity Fund and Wilshire Income Opportunities Fund are $70,238, $183,451, $440,956, $477,323, $1,122,162, and $819,770, respectively. The portions of these amounts that the Adviser may recover expire no later than the following dates:

Portfolio	December 31,
	2025	2026	2027	2028
Large Company Growth Portfolio	$6,930	$37,477	$18,600	$7,231
Large Company Value Portfolio	27,054	78,058	53,613	24,727
Small Company Growth Portfolio	99,765	134,112	140,401	66,678
Small Company Value Portfolio	91,987	159,538	155,323	70,475
Wilshire International Equity Fund	267,487	381,711	324,061	148,903
Wilshire Income Opportunities Fund	118,259	307,680	259,670	134,161

171

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
The Board has approved Los Angeles Capital Management LLC (“L.A. Capital”), Pzena Investment Management, LLC (“Pzena”), Massachusetts Financial Services Company (d/b/a MFS Investment Management) (“MFS”), Ranger Investment Management, LLC (“Ranger”), AllianceBernstein, L.P. (“AllianceBernstein”), Lord, Abbett & Co. LLC (“Lord Abbett”), DoubleLine® Capital LP (“DoubleLine”), WCM Investment Management, LLC (“WCM”), Voya Investment Management Co. LLC (“Voya”), Manulife Asset Management (US) LLC (“Manulife”), Lazard Asset Management LLC (“Lazard”), Hotchkis & Wiley Capital Management, LLC (“H&W”), Diamond Hill Capital Management, Inc. (“Diamond Hill”), and Fred Alger Management, LLC (“Alger Management”), (collectively the “Sub-Advisers”) to provide sub-advisory services for the Portfolios. L.A. Capital, AllianceBernstein, Alger Management and Voya each manage a portion of Large Company Growth Portfolio. L.A. Capital, H&W, MFS and Voya each manage a portion of Large Company Value Portfolio. L.A. Capital, Ranger, and Lord Abbett each manage a portion of Small Company Growth Portfolio. L.A. Capital, H&W and Diamond Hill each manage a portion of Small Company Value Portfolio. L.A. Capital is the sole sub-adviser for FT Wilshire 5000 IndexSM Fund. L.A. Capital, Pzena, Lazard, WCM and Voya each manage a portion of Wilshire International Equity Fund. DoubleLine, Voya and Manulife each manage a portion of Wilshire Income Opportunities Fund.
The Sub-Advisers are subject to the Adviser’s oversight. The fees of the Sub-Advisers are paid by the Adviser.
The Portfolios are permitted to purchase and sell securities from or to certain affiliates under specific conditions outlined in the Rule 17a-7 procedures adopted by the Board. The procedures are designed to ensure that any purchase or sale of securities by a Portfolio from or to another mutual fund or separate account that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. During the current fiscal period, there were no of such transactions by a Portfolio.
U.S. Bank N.A. serves as the Trust’s custodian. U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, (the “Administrator”), serves as the Company’s administrator and accounting agent and also serves as the Trust’s transfer agent and dividend disbursing agent. Foreside Fund Services, LLC, serves as the Company’s principal underwriter. Certain officers and an interested Trustee of the Trust may also be officers or employees of the Adviser, Administrator or their affiliates. They receive no fees for serving as officers or as an interested Trustee of the Trust.
Officers’ and Directors’ Expenses – The Company and the Wilshire Variable Insurance Trust together pay each director who is not an interested person of the Company (“Independent Director”) an annual retainer of $56,000, an annual additional retainer for each Committee chair of $12,000 and an annual additional retainer to the Board chair of $12,000. In addition, each Independent Director is compensated for Board and Committee meeting attendance in accordance with the following schedule: a quarterly Board meeting or a special in-person Board meeting fee of $6,000 for Independent Directors and $7,000 for the Board chair; a virtual special Board meeting fee of $3,000 for Independent Directors and $3,500 for the Board chair; and a virtual special Committee meeting fee of $1,500.
4. Distribution Plan, Shareholder Services Plan and Fees Paid Indirectly
The Board has adopted a shareholder services and distribution plan (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, on behalf of the Investment Class Shares of each Portfolio. Under the Plan, each Portfolio may pay up to 0.25% of the value of the average daily net assets attributable to the Investment Class Shares for certain services provided by financial intermediaries or for certain distribution expenses for the purpose of financing any activity intended to result in the sale of Investment Class Shares. During the current fiscal period, the distribution and service fee expenses incurred by the Investment Class of the Portfolios was 0.25% of the respective average net assets of the Investment Class of each Portfolio, FT Wilshire 5000 IndexSM Fund. FT Wilshire 5000 IndexSM Fund incurred distribution and service fee expenses totaling 0.20% of the average net assets of their Investment Class Shares.

172

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
In addition, Investment Class Shares and Institutional Class Shares pay the expenses associated with certain shareholder servicing arrangements with third parties, provided that payment of such fees does not exceed in any year 0.20% and 0.15% of the average daily net assets of Investment Class Shares and Institutional Class Shares, respectively. For the current fiscal period, the shareholder service provider fees were as follows (as a percent of average net assets of each class):

Portfolio	Investment Class	Institutional Class
Large Company Growth Portfolio	0.131%	0.059%
Large Company Value Portfolio	0.062%	0.050%
Small Company Growth Portfolio	0.063%	0.135%
Small Company Value Portfolio	0.104%	0.124%
FT Wilshire 5000 IndexSM Fund	0.069%	0.045%
Wilshire International Equity Fund	0.150%	0.047%
Wilshire Income Opportunities Fund	0.115%	0.047%

Fees paid indirectly – The Company has a brokerage commission recapture program with Cowen and Company, LLC (“Cowen”), pursuant to which a portion of the Portfolios’ commissions generated from transactions directed to Cowen are used to reduce the Portfolios’ expenses. Under such program, Cowen, as introducing broker, retains a portion of the Portfolios’ commissions. Capital Institutional Services, Inc. (“CAPIS”) acquired Cowen on April 1, 2025.
Such commissions rebated to the Portfolios during the current fiscal period were as follows:

Large Company Growth Portfolio	$343
Large Company Value Portfolio	116
Small Company Growth Portfolio	174
Small Company Value Portfolio	137
FT Wilshire 5000 IndexSM Fund	—
Wilshire International Equity Fund	1,388
Wilshire Income Opportunities Fund	—

For the first quarter 2025, Cowen retained the following commissions:

Large Company Growth Portfolio	$1,274
Large Company Value Portfolio	1,019
Small Company Growth Portfolio	586
Small Company Value Portfolio	505
FT Wilshire 5000 IndexSM Fund	—
Wilshire International Equity Fund	3,020
Wilshire Income Opportunities Fund	—

For the second quarter 2025, CAPIS retained the following commissions:

Large Company Growth Portfolio	$180
Large Company Value Portfolio	183
Small Company Growth Portfolio	340
Small Company Value Portfolio	213
FT Wilshire 5000 IndexSM Fund	—
Wilshire International Equity Fund	616
Wilshire Income Opportunities Fund	—

5. Line of Credit
The Company and the Wilshire Variable Insurance Trust have a $75,000,000 umbrella line of credit (the “Line”), which is uncommitted and senior secured with U.S. Bank N.A. The Line serves as a temporary liquidity service to meet redemption requests that otherwise might require the untimely disposition of securities. Borrowings made by a Portfolio

173

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
are secured by the Portfolio’s assets. The Line has a one-year term and is reviewed annually by the Board of Directors. The Line matures, unless renewed, on January 3, 2026. Interest is charged at the prime rate, which was 7.50% as of the end of the current fiscal period. As of June 30, 2025, Large Company Growth Portfolio had $150,000 outstanding borrowings. During the current fiscal period, the Portfolios’ Line activity was as follows:

Fund	Average Interest Rate	Interest Expense	Maximum Borrowings	Maximum Borrowings Date	Average Borrowings
Large Company Growth Portfolio	7.50%	$650	$299,000	January 7, 2025	$17,232
Large Company Value Portfolio	7.50%	2	11,000	March 27, 2025	61
Small Company Growth Portfolio	7.50%	3	14,000	March 27, 2025	77
Small Company Value Portfolio	7.50%	4	14,000	April 10, 2025	99
FT Wilshire 5000 Fund	7.50%	259	478,000	January 30, 2025	6,878
Wilshire International Equity Fund	7.50%	1,146	535,000	March 25, 2025	30,387
Wilshire Income Opportunities Fund	7.50%	43	186,000	March 19, 2025	1,149

6. Investment Transactions
During the current fiscal period aggregate cost of purchases and proceeds from sales and maturities of investments, other than affiliated investments, short-term investments, short sales and purchases to cover short sales, and U.S. Government securities, were as follows:

Portfolio	Purchases	Sales and Maturities
Large Company Growth Portfolio	$127,363,049	$115,544,693
Large Company Value Portfolio	42,888,636	44,202,760
Small Company Growth Portfolio	21,930,367	23,486,756
Small Company Value Portfolio	7,589,051	9,145,274
FT Wilshire 5000 IndexSM Fund	4,004,713	15,150,660
Wilshire International Equity Fund	52,470,697	71,589,050
Wilshire Income Opportunities Fund	40,570,737	61,968,948

Purchases and sales and maturities of long-term U.S. Government securities during the current fiscal period were:

Portfolio	Purchases	Sales and Maturities
Large Company Growth Portfolio	$1,546,913	$1,711,683
Large Company Value Portfolio	855,528	830,425
Wilshire International Equity Fund	3,141,617	2,863,961
Wilshire Income Opportunities Fund	18,581,169	23,549,302

174

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
Due to Voya managing a portion of Large Company Growth Portfolio, Large Company Value Portfolio, Wilshire International Equity Fund, and Wilshire Income Opportunities Fund during the current fiscal period, certain securities held by such Portfolios are considered affiliated investments. Purchases and sales of shares of affiliated registered investment companies by Large Company Growth Portfolio, Large Company Value Portfolio, Wilshire International Equity Fund, and Wilshire Income Opportunities Fund during the current fiscal period, and the value of such investments as of the end of the current fiscal period, were as follows:
Large Company Growth Portfolio

Fund	Value as of December 31, 2024	Purchases	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation	Value as of June 30, 2025	Income Distribution	Long-Term Capital Gain Distribution
Voya VACS Series EMHCD Fund	$1,648	$136	$—	$—	$37	$1,821	$60	$—
Voya VACS Series HYB Fund	1,072,520	37,722	—	—	12,963	1,123,205	38,379	—
Voya VACS Series SC Fund	5,961,711	196,858	—	—	86,735	6,245,304	185,017	—
	$7,035,879	$234,716	$—	$—	$99,735	$7,370,330	$223,456	$—

Large Company Value Portfolio

Fund	Value as of December 31, 2024	Purchases	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation	Value as of June 30, 2025	Income Distribution	Long-Term Capital Gain Distribution
Voya VACS Series EMHCD Fund	$1,251	$52	$—	$—	$27	$1,330	$44	$—
Voya VACS Series HYB Fund	903,384	37,685	—	—	10,919	951,988	32,325	—
Voya VACS Series SC Fund	4,687,429	155,016	(1,237,942)	12,786	55,319	3,672,608	120,317	—
	$5,592,064	$192,753	$(1,237,942)	$12,786	$66,265	$4,625,926	$152,686	$—

Wilshire International Equity Fund

Fund	Value as of December 30, 2024	Purchases	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation	Value as of June 30, 2025	Income Distribution	Long-Term Capital Gain Distribution
Voya VACS Series EMHCD Fund	$1,476	$60	$—	$—	$32	$1,568	$51	$—
Voya VACS Series HYB Fund	1,012,376	42,231	—	—	12,237	1,066,844	36,225	—
Voya VACS Series SC Fund	5,913,125	194,259	(1,625,287)	17,408	68,501	4,568,006	150,486	—
	$6,926,977	$236,550	$(1,625,287)	$17,408	$80,770	$5,636,418	$186,762	$—

Wilshire Income Opportunities Fund

Fund	Value as of December 31, 2024	Purchases	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation	Value as of June 30, 2025	Income Distribution	Long-Term Capital Gain Distribution
Voya VACS Series EMHCD Fund	$1,761,302	$72,564	$—	$—	$37,701	$1,871,567	$61,275	$—
Voya VACS Series HYB Fund	3,267,128	1,114,748	—	—	52,791	4,434,667	124,096	—
	$5,028,430	$1,187,312	$—	$—	$90,492	$6,306,234	$185,371	$—

175

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
7. Derivative Transactions
Small Company Growth Portfolio, Small Company Value Portfolio and FT Wilshire 5000 IndexSM Fund did not hold any derivative instruments as of or during the current fiscal period.
At the end of the current fiscal period, Large Company Growth Portfolio is invested in derivative contracts, which are reflected in the Statements of Assets and Liabilities, as follows:

		Derivative Assets		Derivative Liabilities
Risk	Derivative Type	Statements of Assets and Liabilities Location	Fair Value Amount	Statements of Assets and Liabilities Location	Fair Value Amount
Interest Rate	Futures contracts*	Net variation margin recievable on futures contracts	$20,296	Net variation margin recievable on futures contracts	$110,029
Equity	Total return swap contracts	Net unrealized appreciation on swap contracts	779,926	N/A	—
			$800,222		$110,029

*
Includes cumulative appreciation (depreciation) as reported on the Schedules of Futures Contracts. For futures contracts, only current day’s variation margin is reported within the Statement of Assets and Liabilities.

At the end of the current fiscal period, Large Company Value Portfolio is invested in derivative contracts, which are reflected in the Statements of Assets and Liabilities, as follows:

		Derivative Assets		Derivative Liabilities
Risk	Derivative Type	Statements of Assets and Liabilities Location	Fair Value Amount	Statements of Assets and Liabilities Location	Fair Value Amount
Interest Rate	Futures contracts*	Net variation margin recievable on futures contracts	$5,063	Net variation margin recievable on futures contracts	$63,854
Equity	Total return swap contracts	N/A	—	Net unrealized depreciation on swap contracts	217,397
			$5,063		$281,251

*
Includes cumulative appreciation (depreciation) as reported on the Schedules of Futures Contracts. For futures contracts, only current day’s variation margin is reported within the Statement of Assets and Liabilities.

At the end of the current fiscal period,Wilshire International Equity Fund is invested in derivative contracts, which are reflected in the Statements of Assets and Liabilities, as follows:

		Derivative Assets		Derivative Liabilities
Risk	Derivative Type	Statements of Assets and Liabilities Location	Fair Value Amount	Statements of Assets and Liabilities Location	Fair Value Amount
Interest Rate	Futures contracts*	Net variation margin recievable on futures contracts	$7,594	Net variation margin recievable on futures contracts	$90,956
Equity	Total return swap contracts	Net unrealized appreciation on swap contracts	4,224,467	N/A	—
			$4,232,061		$90,956

*
Includes cumulative appreciation (depreciation) as reported on the Schedules of Futures Contracts. For futures contracts, only current day’s variation margin is reported within the Statement of Assets and Liabilities.

176

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
At the end of the current fiscal period, Wilshire Income Opportunities Fund is invested in derivative contracts, which are reflected in the Statements of Assets and Liabilities, as follows:

		Derivative Assets		Derivative Liabilities
Risk	Derivative Type	Statements of Assets and Liabilities Location	Fair Value Amount	Statements of Assets and Liabilities Location	Fair Value Amount
Interest Rate	Futures contracts*	Net variation margin recievable on futures contracts	$651,794	Net variation margin recievable on futures contracts	$299,504
	Centrally cleared interest rate swaps*	Net variation margin payable on swap contracts	18,998	Net variation margin payable on swap contracts	1,405
	OTC interest rate options	Unaffiliated investments, at value	147,030	Options written, at value	135,349
Credit	Centrally cleared credit default swap contracts*	Net variation margin payable on swap contracts	43,328	Net variation margin payable on swap contracts	16,492
Currency	Forward foreign currency exchange contracts	Unrealized appreciation on foreign forward currency contracts	174,612	Unrealized depreciation on foreign forward currency contracts	379,177
	OTC exchange rate volatility swaps	Unrealized appreciation on swap contracts	41,860	Unrealized appreciation on swap contracts	11,342
	OTC currency options	Unaffiliated investments, at value	1,053	Options written, at value	63,452
Equity	Total return swap contracts	Net unrealized appreciation on swap contracts	84,092	Net unrealized appreciation on swap contracts	—
			$1,162,767		$906,721

*
Includes cumulative appreciation (depreciation) as reported on the Schedules of Futures Contracts and Schedule of Centrally Cleared Interest Rate Swaps. For futures contracts and centrally cleared interest rate swaps, only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the current fiscal period, the effect of derivative contracts in Large Company Growth Portfolio’s Statements of Operations was as follows:

		Statements of Operations
Risk	Derivative Type	Location	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
Interest Rate	Futures contracts	Futures contracts	$44,040	$(131,796)
Credit	Swap contracts	Swap contracts	13,233,240	—
Equity	Total return swap contracts	Swap contracts	—	(11,558,133)

For the current fiscal period, the effect of derivative contracts in Large Company Value Portfolio’s Statement of Operations was as follows:

		Statements of Operations
Risk	Derivative Type	Location	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
Interest Rate	Futures contracts	Futures contracts	$20,384	$(90,648)
Credit	Swap contracts	Swap contracts	5,216,975	—
Equity	Swap contracts	Swap contracts	—	(4,036,200)

177

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
For the current fiscal period, the effect of derivative contracts in Wilshire International Equity Fund’s Statements of Operations was as follows:

		Statements of Operations
Risk	Derivative Type	Location	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
Interest Rate	Futures contracts	Futures contracts	$27,289	$(126,261)
Credit	Swap contracts	Swap contracts	4,071,961	—
Equity	Swap contracts	Swap contracts	—	1,283,124

For the current fiscal period, the effect of derivative contracts in Wilshire Income Opportunities Fund’s Statements of Operations was as follows:

		Statements of Operations
Risk	Derivative Type	Location	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
Interest Rate	Futures contracts	Futures contracts	$216,356	$252,842
Interest Rate	Swap contracts	Swap contracts	(9,486)	18,029
Interest Rate	Written options	Option contracts written	40,388	(5,146)
Interest Rate	Purchased options	Unaffiliated investments	7,453	38,494
Interest Rate Total			254,711	304,219
Credit	Swap contracts	Swap contracts	12,338	26,836
Credit Total			12,338	26,836
Currency	Forward foreign currency exchange contracts	Forward foreign currency contracts	(20,480)	(1,104,147)
Currency	Written options	Option contracts written	9,585	17,445
Currency	Purchased options	Unaffiliated investments	10,140	(1,651)
Currency	Swap contracts	Swap contracts	4,600	30,538
Currency Total			3,845	(1,057,815)
Equity	Swap contracts	Swap contracts	—	84,092
Total Equity			—	84,092

178

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
The average monthly notional amount outstanding of options, swaptions, swaps, futures and forwards during the six months ended June 30, 2025 were as follows:

	Large Company Growth Portfolio	Large Company Value Portfolio	Wilshire International Equity Fund	Wilshire Income Opportunities Fund
Asset Type
Written Options
Long	$—	$—	$—	$602,286
Short	—	—	—	(1,824,857)
Swaptions
Long	—	—	—	7,911,546
Short	—	—	—	(15,438,674)
Total Return Swaps	41,237,260	27,469,096	36,596,936	—
Interest Rate Swaps	—	—	—	982,904,477
Credit Default Swaps	—	—	—	1,702,857
Futures
Long	468,842	198,653	297,980	82,193,725
Short	(8,558,193)	(5,469,445)	(7,644,700)	(18,124,731)
Forwards
Purchased	—	—	—	14,487,434
Sold	—	—	—	27,095,915
Volatility Swaps	—	—	—	1,615,429

8. Securities Lending
Each Portfolio may seek additional income by lending its securities on a short-term basis to banks, brokers and dealers in return for cash collateral, which is invested in a U.S. Bank Money Market Deposit Account. A Portfolio may return a portion of the interest earned to the borrower or a third party that is unaffiliated with the Company and acting s a “placing broker.” A Portfolio receives compensation for lending securities in the form of fees. A Portfolio also continues to receive dividends on the securities loaned. Security loans are secured at all times by collateral. It is the Company’s policy that the collateral be equal to at least 102% of the market value of the securities loaned (105% if the securities loaned are denominated in different currencies) plus accrued interest when the transaction is entered into, and that the collateral supporting the loans be valued daily. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Portfolio. Lending securities entails a risk of loss to the Portfolio if and to the extent that the market value of securities loans were to increase, the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. U.S. Bank N.A., the Portfolios’ custodian, acts as the securities lending agent for the Portfolios. The value of the securities on loan and the cash collateral at the end of the current fiscal period are shown on the Statements of Assets and Liabilities. Proceeds from cash collateral received from securities on loan were invested in a U.S. Bank Money Market Deposit Account and classified as Cash and cash equivalents on the Statements of Assets and Liabilities.

179

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
The following table is a summary of the Portfolios’ securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of the end of the current fiscal period:

Portfolio	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received*
Large Company Value Portfolio	$238,745	$238,745
Small Company Growth Portfolio	224,780	224,780
Small Company Value Portfolio	268,018	268,018
FT Wilshire 5000 IndexSM Fund	1,537,356	1,537,356
Wilshire International Equity Fund	81,503	81,503
Wilshire Income Opportunities Fund	462,712	462,712

*	The amount of collateral reflected in the table above does not include any over collateralization received by the Portfolios.
9. Capital Share Transactions
Transactions in shares of the Portfolios are summarized below:

	Large Company Growth Portfolio		Large Company Value Portfolio		Small Company Growth Portfolio
	Six Months Ended June 30, 2025	Year Ended December 31, 2024	Six Months Ended June 30, 2025	Year Ended December 31, 2024	Six Months Ended June 30, 2025	Year Ended December 31, 2024
CAPITAL SHARE TRANSACTIONS:
Investment Class shares:
Shares sold	6,753	10,500	4	6,673	3,262	3,736
Shares issued as reinvestment of distributions	—	205,562	—	10,859	—	—
Shares redeemed	(71,033)	(187,575)	(4,841)	(19,305)	(16,533)	(39,383)
Net increase (decrease) in Investment Class shares outstanding	(64,280)	28,487	(4,837)	(1,773)	(13,271)	(35,647)
Shares outstanding at beginning of period	1,811,683	1,783,196	181,276	183,049	333,576	369,223
Shares outstanding at end of period	1,747,403	1,811,683	176,439	181,276	320,305	333,576
Institutional Class shares:
Shares sold	501,090	172,717	387,063	284,013	26,468	50,013
Shares issued as reinvestment of distributions	—	323,428	—	591,942	—	—
Shares redeemed	(374,285)	(1,090,341)	(665,993)	(1,394,411)	(84,591)	(124,665)
Net increase (decrease) in Institutional Class shares outstanding	126,805	(594,196)	(278,930)	(518,456)	(58,123)	(74,652)
Shares outstanding at beginning of period	3,323,074	3,917,270	7,579,553	8,098,009	928,935	1,003,587
Shares outstanding at end of period	3,449,879	3,323,074	7,300,623	7,579,553	870,812	928,935

180

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)

	Small Company Value Portfolio		FT Wilshire 5000 IndexSM Fund		Wilshire International Equity Fund
	Six Months Ended June 30, 2025	Year Ended December 31, 2024	Six Months Ended June 30, 2025	Year Ended December 31, 2024	Six Months Ended June 30, 2025	Year Ended December 31, 2024
CAPITAL SHARE TRANSACTIONS:
Investment Class shares:
Shares sold	445	680	167,695	295,344	10,255	11,351
Shares issued as reinvestment of distributions	—	16,205	—	174,544	—	6,041
Shares redeemed	(24,645)	(32,294)	(392,024)	(542,526)	(1,818)	(21,903)
Net increase (decrease) in Investment Class shares outstanding	(24,200)	(15,409)	(224,329)	(72,638)	8,437	(4,511)
Shares outstanding at beginning of period	200,299	215,708	6,918,907	6,991,545	68,414	72,925
Shares outstanding at end of period	176,099	200,299	6,694,578	6,918,907	76,851	68,414
Institutional Class shares:
Shares sold	20,166	38,910	54,574	134,167	1,310,950	1,035,775
Shares issued as reinvestment of distributions	—	62,409	—	38,930	—	2,275,658
Shares redeemed	(65,259)	(118,640)	(134,509)	(173,261)	(3,458,970)	(3,447,584)
Net increase (decrease) in Institutional Class shares outstanding	(45,093)	(17,321)	(79,935)	(164)	(2,148,020)	(136,151)
Shares outstanding at beginning of period	766,936	784,257	1,782,943	1,783,107	20,889,380	21,025,531
Shares outstanding at end of period	721,843	766,936	1,703,008	1,782,943	18,741,360	20,889,380

	Wilshire Income Opportunities Fund
	Six Months Ended June 30, 2025	Year Ended December 31, 2024
CAPITAL SHARE TRANSACTIONS:
Investment Class shares:
Shares sold	452	1,899
Shares issued as reinvestment of distributions	469	899
Shares redeemed	(3,728)	(2,026)
Net increase (decrease) in Investment Class shares outstanding	(2,807)	772
Shares outstanding at beginning of period	23,694	22,922
Shares outstanding at end of period	20,887	23,694
Institutional Class shares:
Shares sold	420,954	1,658,689
Shares issued as reinvestment of distributions	510,302	1,035,427
Shares redeemed	(3,426,168)	(2,963,687)
Net increase (decrease) in Institutional Class shares outstanding	(2,494,912)	(269,571)
Shares outstanding at beginning of period	22,587,931	22,857,502
Shares outstanding at end of period	20,093,019	22,587,931

181

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
10. Significant Shareholders
At the end of the current fiscal period, the Portfolios had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Portfolios. These represent omnibus shareholder accounts comprised of many individual shareholders.

Portfolio
Large Company Growth Portfolio (4 omnibus shareholders)	93%
Large Company Value Portfolio (4 omnibus shareholders)	94%
Small Company Growth Portfolio (4 omnibus shareholders)	80%
Small Company Value Portfolio (4 omnibus shareholders)	88%
FT Wilshire 5000 IndexSM Fund (2 omnibus shareholders)	67%
Wilshire International Equity Fund (4 omnibus shareholders)	94%
Wilshire Income Opportunities Fund (4 omnibus shareholders)	96%

As of the end of the current fiscal period, an affiliated investment company, also advised by the Adviser, owned the following amounts of the outstanding shares of the Portfolios:

Portfolio
Large Company Growth Portfolio	49%
Large Company Value Portfolio	54%
Small Company Growth Portfolio	41%
Small Company Value Portfolio	40%
FT Wilshire 5000 IndexSM Fund	0%
Wilshire International Equity Fund	48%
Wilshire Income Opportunities Fund	50%

11. Tax Information
No provision for federal income taxes is required because each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Code and distributes to shareholders all of its taxable income and net realized gains. Federal income tax regulations differ from U.S. GAAP; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.
The Portfolios evaluate tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolios did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities of returns filed within the past three years and on-going analysis of and changes to tax laws, regulations and interpretations thereof.

182

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
The federal tax cost of portfolio securities and unrealized appreciation and depreciation, including derivatives, and the components of distributable earnings (accumulated losses) for income tax purposes as of December 31, 2024 for each Portfolio are as follows:

	Large Company Growth Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio
Tax cost of Investments	$123,383,681	$128,369,454	$19,592,496	$21,312,612
Unrealized Appreciation	$122,840,565	$35,153,725	$6,660,798	$5,858,422
Unrealized Depreciation	(4,804,573	(8,200,213)	(1,899,892)	(2,314,614)
Net unrealized appreciation (depreciation)	118,035,992	26,953,512	4,760,906	3,543,808
Undistributed Ordinary Income	4,006,436	916,053	—	506,628
Undistributed Long-Term Capital Gain	6,579,334	2,341,627	—	494,838
Distributable earnings	10,585,770	3,257,680	—	1,001,466
Other accumulated gain/(loss)	—	(66)	(2,182,600)	—
Total distributable earnings	$128,621,762	$30,211,126	$2,578,306	$4,545,274

	FT Wilshire 5000 IndexSM Fund	Wilshire International Equity Fund	Wilshire Income Opportunities Fund
Tax cost of Investments	$61,690,298	$175,188,442	$202,981,122
Unrealized Appreciation	$226,759,368	$37,551,046	$5,467,659
Unrealized Depreciation	(5,159,829)	(14,942,122)	(17,857,429)
Net unrealized appreciation (depreciation)	221,599,539	22,608,924	(12,389,770)
Undistributed Ordinary Income	—	—	764,059
Undistributed Long-Term Capital Gain	2,993	—	—
Distributable earnings	2,993	—	764,059
Other accumulated gain/(loss)	(2)	(750,747)	(26,767,526)
Total distributable earnings (accumulated losses)	$221,602,530	$21,858,177	$(38,393,237)

The differences between book and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales, significant debt modifications investment in passive foreign investment companies and tax treatment of derivatives.
At December 31, 2024, the FT Wilshire 5000 Index Fund had post-October capital loss deferral of $714,530.
As of December 31, 2024, Income Opportunities Fund and Small Company Growth Portfolio had the following capital loss carryforwards (“CLCFs”) for federal income tax purposes which do not expire:

Portfolio	Short-Term Loss	Long-Term Loss	Total
Small Company Growth Portfolio	$2,182,600	$—	$2,182,600
Wilshire Income Opportunities Fund	$6,834,679	$19,921,361	$26,756,040

These CLCFs may be utilized in the current and futures years to offset net realized capital gains, if any, prior to distributing such gains to shareholders. During the year ended December 31, 2024, Wilshire International Equity Fund utilized $766,601 of CLCF.

183

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
The tax character of distributions declared during the years ended December 31, 2024 and December 31, 2023 was as follows:

Portfolio	2024 Ordinary Income	2024 Long-Term Capital Gains	2023 Ordinary Income	2023 Long-Term Capital Gains
Large Company Growth Fund	$5,672,220	$21,606,951	$551,373	$—
Large Company Value Portfolio	4,173,905	9,200,215	1,410,988	3,611,587
Small Company Growth Portfolio	—	—	—	—
Small Company Value Portfolio	553,579	1,655,377	86,218	952,961
FT Wilshire 5000 IndexSM Fund	2,690,316	5,245,649	2,585,421	5,369,108
Wilshire International Equity Fund	8,418,926	15,772,661	6,294,982	1,180,843
Wilshire Income Opportunities Fund	9,250,324	—	7,094,175	—

The Portfolios designated as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gains to zero for the tax year ended June 30, 2025.
For the year ended December 31, 2024, the following reclassifications were made on the Statements of Assets and Liabilities as a result of permanent differences between income tax regulations and GAAP:

	Large Company Growth Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio
Distributable earnings (accumulated losses)	$3,631,465	$1,370,816	$(93,326)	$227,805
Paid-in capital	(3,631,465)	(1,370,816)	93,326	(227,805)

	FT Wilshire 5000 IndexSM Fund	Wilshire International Equity Fund	Wilshire Income Opportunities Fund
Distributable earnings (accumulated losses)	$331,174	$674,704	$4,636
Paid-in capital	(331,174)	(674,704)	(4,636)

Such reclassifications, primarily related to the use of utilization of earnings and profits distributed to shareholders on redemption of shares, are the result of permanent differences between financial statement and income tax reporting requirements and had no effect on each Portfolio’s net assets or NAV per share.
12. Indemnifications
In the normal course of business, the Company, on behalf of the Portfolios, enters into contracts that provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is dependent on claims that may be made against the Portfolios in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.
13. Certain Investment Risks
Asset-Backed Securities (“ABS”) Risk – Investors in ABS, including mortgage-backed securities (“MBS”) and structured finance investments, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans or other future expected receivables of assets or cash flows. Some ABS, including MBS, may have structures that make their reaction to interest rates and other factors difficult to predict, making them subject to liquidity risk.
Collateralized Debt Obligation (“CDO”) Risk – A CDO is an ABS whose underlying collateral is typically a portfolio of bonds, bank loans, other structured finance securities and/or synthetic instruments. Investors in CDOs bear the credit risk of the underlying collateral. Multiple tranches of securities are issued by the CDO, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of risk. If there are defaults or the CDO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. CDOs are subject to the same risk of prepayment

184

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
described for certain mortgage-related and ABS, and are subject to credit risk, interest rate risk and default risk. The market value of CDOs may be affected by changes in the market’s perception of the creditworthiness of the servicing agent for the pool or the originator.
Forward Contracts Risk – There may be an imperfect correlation between the price of a forward contract and the underlying security, index or currency which will increase the volatility of Wilshire Income Opportunities Fund’s NAV. The Portfolio bears the risk of loss of the amount expected to be received under a forward contract in the event of the default or bankruptcy of a counterparty. If such a default occurs, the Portfolio will have contractual remedies pursuant to the forward contract, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Portfolio’s rights as a creditor. Forward currency transactions include risks associated with fluctuations in foreign currency.
Interest Rate Risk – For debt securities, interest rate risk is the possibility that the market price will fall because of changing interest rates. In general, debt securities’ market prices rise or fall inversely to changes in interest rates. If interest rates rise, bond market prices generally fall; if interest rates fall, bond market prices generally rise. In addition, for a given change in interest rates, the market price of longer-maturity bonds fluctuates more (gaining or losing more in value) than shorter-maturity bonds. There may be less governmental intervention in influencing interest rates in the near future. If so, it could cause an increase in interest rates, which would have a negative impact on the market prices of fixed income securities and could negatively affect a Portfolio’s NAV.
Credit Risk – A Portfolio’s debt instruments are subject to credit risk, which is the risk that an issuer will be unable, or will be perceived to be unable, to repay its obligations at maturity. Funds that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities. Certain securities are backed by credit enhancements from various financial institutions and financial guarantee assurance agencies. These credit enhancements reinforce the credit quality of the individual securities; however, if any of the financial institutions or financial guarantee assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if a Portfolio concentrates its credit enhancements in any one financial institution, the risk of credit quality deterioration increases. The value of ABS may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, ABS and other securities with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying ABS can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. A Portfolio’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.
Counterparty Credit Risk – Counterparty credit risk is the risk that a counterparty to a financial instrument will fail on a commitment that it has entered into with a Portfolio. A Portfolio’s Sub-Adviser seeks to minimize counterparty credit risk by monitoring the creditworthiness of each counterparty on an ongoing basis.
Foreign Security Risk – Wilshire International Equity Fund and Wilshire Income Opportunities Fund invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in foreign countries. The market values of the Portfolios’ investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline.
Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Also, the ability of the issuers of debt securities held by the Portfolios to meet their obligations may be affected by economic and political developments in a specific country, industry or region.
Investments in Loans Risk – Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

185

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
Sector Risk – If a Portfolio has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Portfolio than would be the case if the Portfolio did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Portfolio and increase the volatility of the Portfolio’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of a Portfolio’s holdings would be adversely affected. As of the end of the current fiscal period, Large Company Growth Portfolio had 36.2% of the value of its net assets invested in stocks within the Information Technology sector; Small Company Value Portfolio had 28.3% of the value of its net assets invested in stocks within the Financials sector; and FT Wilshire 5000 Index FundSM had 30.6% of the value of its net assets invested in stocks within the Information Technology sector.
A more complete description of risks is included in each Portfolio’s prospectus and Statement of Additional Information.
14. Subsequent Event Evaluation
The Portfolios have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to these financial statements.

186

WILSHIRE MUTUAL FUNDS, Inc.
ADDITIONAL INFORMATION (Unaudited)
Information on Proxy Voting
A description of policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities, along with each Portfolio’s proxy voting record relating to portfolio securities held during most recent 12-month period ended June 30, is available at no charge, upon request by calling (866) 591-1568, by e-mailing us at http://advisor.wilshire.com or on the SEC’s website at www.sec.gov.
Information on Form N-PORT
The Company files its complete schedule of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-PORT. The Company’s Forms N-PORT are available on the SEC’s website at www.sec.gov.
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
See Item 7(a).
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

187

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Mutual Funds

By (Signature and Title)*	/s/ Jason A. Schwarz
Jason A. Schwarz
President and Principal Executive Officer

Date	09/08/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jason A. Schwarz
Jason A. Schwarz
President and Principal Executive Officer

Date	09/08/2025

By (Signature and Title)*	/s/ Michael Wauters
Michael Wauters
Treasurer, Principal Financial Officer and
Principal Accounting Officer

Date	09/05/2025

* Print the name and title of each signing officer under his or her signature.